UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2025

Date of reporting period:	February 28, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

PBLAX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$11,302,030
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)19.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.42%
Communications	22.73%
Technology	22.44%
Consumer, Cyclical	9.19%
Industrial	8.60%
Consumer, Non-cyclical	8.33%
Basic Materials	2.22%
Money Market Funds	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARA-0

Class C

PBLCX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$11,302,030
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)19.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.42%
Communications	22.73%
Technology	22.44%
Consumer, Cyclical	9.19%
Industrial	8.60%
Consumer, Non-cyclical	8.33%
Basic Materials	2.22%
Money Market Funds	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARC-0

Class J

PBCJX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$11,302,030
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)19.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.42%
Communications	22.73%
Technology	22.44%
Consumer, Cyclical	9.19%
Industrial	8.60%
Consumer, Non-cyclical	8.33%
Basic Materials	2.22%
Money Market Funds	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARJ-0

Institutional

PBCKX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$11,302,030
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)19.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.42%
Communications	22.73%
Technology	22.44%
Consumer, Cyclical	9.19%
Industrial	8.60%
Consumer, Non-cyclical	8.33%
Basic Materials	2.22%
Money Market Funds	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARI-0

R-3

PGBEX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$58	1.13%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$11,302,030
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)19.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.42%
Communications	22.73%
Technology	22.44%
Consumer, Cyclical	9.19%
Industrial	8.60%
Consumer, Non-cyclical	8.33%
Basic Materials	2.22%
Money Market Funds	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARR3-0

R-5

PGBGX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$11,302,030
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)19.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.42%
Communications	22.73%
Technology	22.44%
Consumer, Cyclical	9.19%
Industrial	8.60%
Consumer, Non-cyclical	8.33%
Basic Materials	2.22%
Money Market Funds	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARR5-0

R-6

PGBHX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$11,302,030
  Total Number of Portfolio Holdings43
  Portfolio Turnover Rate (annualized)19.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.93%
Investment Companies	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	26.42%
Communications	22.73%
Technology	22.44%
Consumer, Cyclical	9.19%
Industrial	8.60%
Consumer, Non-cyclical	8.33%
Basic Materials	2.22%
Money Market Funds	0.05%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARR6-0

Class J

PBIJX

Bond Market Index Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$23	0.47%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,533,594
  Total Number of Portfolio Holdings3,625
  Portfolio Turnover Rate (annualized)43.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.52%
Bonds	27.37%
Investment Companies	4.50%
Municipal Bonds	0.12%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.82%
Mortgage Securities	26.06%
Financial	8.16%
Consumer, Non-cyclical	4.31%
Money Market Funds	3.60%
Utilities	2.18%
Communications	1.94%
Technology	1.93%
Industrial	1.85%
Energy	1.80%
Consumer, Cyclical	1.36%
Exchange-Traded Funds	0.90%
Basic Materials	0.48%
General Obligation Unlimited	0.06%
Revenue Bonds	0.05%
Insured	0.01%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV824SARJ-0

Institutional

PNIIX

Bond Market Index Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.13%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,533,594
  Total Number of Portfolio Holdings3,625
  Portfolio Turnover Rate (annualized)43.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.52%
Bonds	27.37%
Investment Companies	4.50%
Municipal Bonds	0.12%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.82%
Mortgage Securities	26.06%
Financial	8.16%
Consumer, Non-cyclical	4.31%
Money Market Funds	3.60%
Utilities	2.18%
Communications	1.94%
Technology	1.93%
Industrial	1.85%
Energy	1.80%
Consumer, Cyclical	1.36%
Exchange-Traded Funds	0.90%
Basic Materials	0.48%
General Obligation Unlimited	0.06%
Revenue Bonds	0.05%
Insured	0.01%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV824SARI-0

R-3

PBOIX

Bond Market Index Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,533,594
  Total Number of Portfolio Holdings3,625
  Portfolio Turnover Rate (annualized)43.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.52%
Bonds	27.37%
Investment Companies	4.50%
Municipal Bonds	0.12%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.82%
Mortgage Securities	26.06%
Financial	8.16%
Consumer, Non-cyclical	4.31%
Money Market Funds	3.60%
Utilities	2.18%
Communications	1.94%
Technology	1.93%
Industrial	1.85%
Energy	1.80%
Consumer, Cyclical	1.36%
Exchange-Traded Funds	0.90%
Basic Materials	0.48%
General Obligation Unlimited	0.06%
Revenue Bonds	0.05%
Insured	0.01%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV824SARR3-0

R-5

PBIQX

Bond Market Index Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,533,594
  Total Number of Portfolio Holdings3,625
  Portfolio Turnover Rate (annualized)43.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.52%
Bonds	27.37%
Investment Companies	4.50%
Municipal Bonds	0.12%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	47.82%
Mortgage Securities	26.06%
Financial	8.16%
Consumer, Non-cyclical	4.31%
Money Market Funds	3.60%
Utilities	2.18%
Communications	1.94%
Technology	1.93%
Industrial	1.85%
Energy	1.80%
Consumer, Cyclical	1.36%
Exchange-Traded Funds	0.90%
Basic Materials	0.48%
General Obligation Unlimited	0.06%
Revenue Bonds	0.05%
Insured	0.01%
Other Assets and Liabilities	(2.51)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV824SARR5-0

Class S

PCSFX

Capital Securities Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,181,924
  Total Number of Portfolio Holdings185
  Portfolio Turnover Rate (annualized)16.5%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.46%
Investment Companies	4.07%
Preferred Stocks	0.88%
Other Assets and Liabilities	(2.41)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	86.85%
Energy	5.35%
Utilities	4.28%
Money Market Funds	3.95%
Government	0.83%
Consumer, Non-cyclical	0.57%
Industrial	0.46%
Exchange-Traded Funds	0.12%
Other Assets and Liabilities	(2.41)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV828SARS-0

Class A

PRDAX

Diversified Real Asset Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.21%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,442,278
  Total Number of Portfolio Holdings929
  Portfolio Turnover Rate (annualized)80.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	62.03%
U.S. Government & Government Agency Obligations	22.67%
Investment Companies	13.64%
Senior Floating Rate Interests	3.93%
Bonds	0.70%
Preferred Stocks	0.15%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	27.45%
Government	22.51%
Utilities	11.81%
Exchange-Traded Funds	11.58%
Energy	9.10%
Industrial	7.28%
Basic Materials	5.08%
Consumer, Non-cyclical	2.48%
Money Market Funds	1.80%
Consumer, Cyclical	1.04%
Communications	1.01%
Technology	0.91%
Mortgage Securities	0.74%
Closed-End Funds	0.26%
Asset Backed Securities	0.07%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV832SARA-0

Institutional

PDRDX

Diversified Real Asset Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,442,278
  Total Number of Portfolio Holdings929
  Portfolio Turnover Rate (annualized)80.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	62.03%
U.S. Government & Government Agency Obligations	22.67%
Investment Companies	13.64%
Senior Floating Rate Interests	3.93%
Bonds	0.70%
Preferred Stocks	0.15%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	27.45%
Government	22.51%
Utilities	11.81%
Exchange-Traded Funds	11.58%
Energy	9.10%
Industrial	7.28%
Basic Materials	5.08%
Consumer, Non-cyclical	2.48%
Money Market Funds	1.80%
Consumer, Cyclical	1.04%
Communications	1.01%
Technology	0.91%
Mortgage Securities	0.74%
Closed-End Funds	0.26%
Asset Backed Securities	0.07%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV832SARI-0

R-3

PGDRX

Diversified Real Asset Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$67	1.35%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,442,278
  Total Number of Portfolio Holdings929
  Portfolio Turnover Rate (annualized)80.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	62.03%
U.S. Government & Government Agency Obligations	22.67%
Investment Companies	13.64%
Senior Floating Rate Interests	3.93%
Bonds	0.70%
Preferred Stocks	0.15%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	27.45%
Government	22.51%
Utilities	11.81%
Exchange-Traded Funds	11.58%
Energy	9.10%
Industrial	7.28%
Basic Materials	5.08%
Consumer, Non-cyclical	2.48%
Money Market Funds	1.80%
Consumer, Cyclical	1.04%
Communications	1.01%
Technology	0.91%
Mortgage Securities	0.74%
Closed-End Funds	0.26%
Asset Backed Securities	0.07%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV832SARR3-0

R-6

PDARX

Diversified Real Asset Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,442,278
  Total Number of Portfolio Holdings929
  Portfolio Turnover Rate (annualized)80.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	62.03%
U.S. Government & Government Agency Obligations	22.67%
Investment Companies	13.64%
Senior Floating Rate Interests	3.93%
Bonds	0.70%
Preferred Stocks	0.15%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	27.45%
Government	22.51%
Utilities	11.81%
Exchange-Traded Funds	11.58%
Energy	9.10%
Industrial	7.28%
Basic Materials	5.08%
Consumer, Non-cyclical	2.48%
Money Market Funds	1.80%
Consumer, Cyclical	1.04%
Communications	1.01%
Technology	0.91%
Mortgage Securities	0.74%
Closed-End Funds	0.26%
Asset Backed Securities	0.07%
Purchased Interest Rate Swaptions	0.00%
Purchased Options	0.00%
Other Assets and LiabilitiesFootnote Reference*	(3.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV832SARR6-0

Class A

PEMCX

Edge MidCap Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$70,110
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate (annualized)29.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.07%
Investment Companies	1.76%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	22.70%
Industrial	16.84%
Consumer, Cyclical	15.61%
Consumer, Non-cyclical	15.19%
Technology	14.05%
Utilities	5.89%
Energy	5.20%
Basic Materials	2.38%
Money Market Funds	1.76%
Communications	0.21%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV909SARA-0

Institutional

PEDGX

Edge MidCap Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$70,110
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate (annualized)29.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.07%
Investment Companies	1.76%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	22.70%
Industrial	16.84%
Consumer, Cyclical	15.61%
Consumer, Non-cyclical	15.19%
Technology	14.05%
Utilities	5.89%
Energy	5.20%
Basic Materials	2.38%
Money Market Funds	1.76%
Communications	0.21%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV909SARI-0

R-6

PEDMX

Edge MidCap Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$33	0.67%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$70,110
  Total Number of Portfolio Holdings48
  Portfolio Turnover Rate (annualized)29.0%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.07%
Investment Companies	1.76%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	22.70%
Industrial	16.84%
Consumer, Cyclical	15.61%
Consumer, Non-cyclical	15.19%
Technology	14.05%
Utilities	5.89%
Energy	5.20%
Basic Materials	2.38%
Money Market Funds	1.76%
Communications	0.21%
Other Assets and Liabilities	0.17%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV909SARR6-0

Class A

PMSAX

Global Multi-Strategy Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$427,816
  Total Number of Portfolio Holdings1,779
  Portfolio Turnover Rate (annualized)131.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.27%
Bonds	34.40%
Investment Companies	22.81%
U.S. Government & Government Agency Obligations	2.72%
Convertible Bonds	0.41%
Senior Floating Rate Interests	0.20%
Purchased Options	0.07%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	43.66%
Canada	7.35%
Cayman Islands	1.88%
United Kingdom	1.64%
Mexico	1.46%
Luxembourg	1.42%
Japan	0.98%
South Africa	0.95%
Turkey	0.83%
Netherlands	0.77%
Israel	0.72%
Supranational	0.67%
Brazil	0.63%
Poland	0.54%
Australia	0.50%
Egypt	0.49%
Nigeria	0.44%
Ireland	0.42%
Chile	0.39%
Peru	0.39%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV838SARA-0

Institutional

PSMIX

Global Multi-Strategy Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	1.45%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$427,816
  Total Number of Portfolio Holdings1,779
  Portfolio Turnover Rate (annualized)131.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.27%
Bonds	34.40%
Investment Companies	22.81%
U.S. Government & Government Agency Obligations	2.72%
Convertible Bonds	0.41%
Senior Floating Rate Interests	0.20%
Purchased Options	0.07%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	43.66%
Canada	7.35%
Cayman Islands	1.88%
United Kingdom	1.64%
Mexico	1.46%
Luxembourg	1.42%
Japan	0.98%
South Africa	0.95%
Turkey	0.83%
Netherlands	0.77%
Israel	0.72%
Supranational	0.67%
Brazil	0.63%
Poland	0.54%
Australia	0.50%
Egypt	0.49%
Nigeria	0.44%
Ireland	0.42%
Chile	0.39%
Peru	0.39%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV838SARI-0

R-6

PGLSX

Global Multi-Strategy Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$69	1.37%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$427,816
  Total Number of Portfolio Holdings1,779
  Portfolio Turnover Rate (annualized)131.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.27%
Bonds	34.40%
Investment Companies	22.81%
U.S. Government & Government Agency Obligations	2.72%
Convertible Bonds	0.41%
Senior Floating Rate Interests	0.20%
Purchased Options	0.07%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	43.66%
Canada	7.35%
Cayman Islands	1.88%
United Kingdom	1.64%
Mexico	1.46%
Luxembourg	1.42%
Japan	0.98%
South Africa	0.95%
Turkey	0.83%
Netherlands	0.77%
Israel	0.72%
Supranational	0.67%
Brazil	0.63%
Poland	0.54%
Australia	0.50%
Egypt	0.49%
Nigeria	0.44%
Ireland	0.42%
Chile	0.39%
Peru	0.39%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	4.06%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV838SARR6-0

Institutional

PGSLX

Global Sustainable Listed Infrastructure Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Global Sustainable Listed Infrastructure Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$19,395
  Total Number of Portfolio Holdings35
  Portfolio Turnover Rate (annualized)45.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.28%
Investment Companies	2.68%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	48.72%
Canada	10.04%
United Kingdom	7.41%
Australia	5.33%
Spain	5.32%
China	4.86%
Brazil	3.85%
Hong Kong	3.18%
France	2.92%
Mexico	1.72%
Belgium	1.59%
Italy	1.24%
India	1.10%
Other LocationsFootnote Reference*	2.68%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV944SARI-0

Institutional

PIDIX

International Equity Index Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.31%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,105,319
  Total Number of Portfolio Holdings697
  Portfolio Turnover Rate (annualized)25.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.37%
Preferred Stocks	0.34%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.08%
United Kingdom	13.85%
France	10.82%
Switzerland	10.16%
Germany	9.33%
Australia	6.43%
Netherlands	4.59%
Sweden	3.65%
Spain	2.77%
Denmark	2.74%
Italy	2.69%
Hong Kong	2.01%
Singapore	1.59%
Finland	0.98%
Israel	0.92%
Ireland	0.79%
Belgium	0.71%
Norway	0.58%
New Zealand	0.26%
Luxembourg	0.19%
Other LocationsFootnote Reference*	3.82%
Other Assets and LiabilitiesFootnote Reference†	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV845SARI-0

R-3

PIIOX

International Equity Index Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,105,319
  Total Number of Portfolio Holdings697
  Portfolio Turnover Rate (annualized)25.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.37%
Preferred Stocks	0.34%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.08%
United Kingdom	13.85%
France	10.82%
Switzerland	10.16%
Germany	9.33%
Australia	6.43%
Netherlands	4.59%
Sweden	3.65%
Spain	2.77%
Denmark	2.74%
Italy	2.69%
Hong Kong	2.01%
Singapore	1.59%
Finland	0.98%
Israel	0.92%
Ireland	0.79%
Belgium	0.71%
Norway	0.58%
New Zealand	0.26%
Luxembourg	0.19%
Other LocationsFootnote Reference*	3.82%
Other Assets and LiabilitiesFootnote Reference†	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV845SARR3-0

R-5

PIIQX

International Equity Index Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,105,319
  Total Number of Portfolio Holdings697
  Portfolio Turnover Rate (annualized)25.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.37%
Preferred Stocks	0.34%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.08%
United Kingdom	13.85%
France	10.82%
Switzerland	10.16%
Germany	9.33%
Australia	6.43%
Netherlands	4.59%
Sweden	3.65%
Spain	2.77%
Denmark	2.74%
Italy	2.69%
Hong Kong	2.01%
Singapore	1.59%
Finland	0.98%
Israel	0.92%
Ireland	0.79%
Belgium	0.71%
Norway	0.58%
New Zealand	0.26%
Luxembourg	0.19%
Other LocationsFootnote Reference*	3.82%
Other Assets and LiabilitiesFootnote Reference†	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV845SARR5-0

R-6

PFIEX

International Equity Index Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$14	0.29%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,105,319
  Total Number of Portfolio Holdings697
  Portfolio Turnover Rate (annualized)25.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.25%
Investment Companies	3.37%
Preferred Stocks	0.34%
Other Assets and LiabilitiesFootnote Reference*	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.08%
United Kingdom	13.85%
France	10.82%
Switzerland	10.16%
Germany	9.33%
Australia	6.43%
Netherlands	4.59%
Sweden	3.65%
Spain	2.77%
Denmark	2.74%
Italy	2.69%
Hong Kong	2.01%
Singapore	1.59%
Finland	0.98%
Israel	0.92%
Ireland	0.79%
Belgium	0.71%
Norway	0.58%
New Zealand	0.26%
Luxembourg	0.19%
Other LocationsFootnote Reference*	3.82%
Other Assets and LiabilitiesFootnote Reference†	0.04%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV845SARR6-0

Institutional

PISMX

International Small Company Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.08%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$432,757
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate (annualized)38.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.29%
Investment Companies	1.05%
Other Assets and Liabilities	(0.34)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	31.55%
United Kingdom	16.90%
Canada	11.89%
Australia	5.65%
Germany	5.54%
France	4.80%
Italy	4.52%
Sweden	3.26%
Austria	2.60%
Denmark	2.41%
Israel	2.34%
Netherlands	1.63%
Singapore	1.51%
Switzerland	0.99%
Portugal	0.86%
Macao	0.84%
Hong Kong	0.75%
Spain	0.72%
Norway	0.53%
Other LocationsFootnote Reference*	1.05%
Other Assets and Liabilities	(0.34)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV847SARI-0

R-6

PFISX

International Small Company Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$50	1.03%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$432,757
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate (annualized)38.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.29%
Investment Companies	1.05%
Other Assets and Liabilities	(0.34)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	31.55%
United Kingdom	16.90%
Canada	11.89%
Australia	5.65%
Germany	5.54%
France	4.80%
Italy	4.52%
Sweden	3.26%
Austria	2.60%
Denmark	2.41%
Israel	2.34%
Netherlands	1.63%
Singapore	1.51%
Switzerland	0.99%
Portugal	0.86%
Macao	0.84%
Hong Kong	0.75%
Spain	0.72%
Norway	0.53%
Other LocationsFootnote Reference*	1.05%
Other Assets and Liabilities	(0.34)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV847SARR6-0

Class A

PMOAX

Opportunistic Municipal Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$182,529
  Total Number of Portfolio Holdings147
  Portfolio Turnover Rate (annualized)71.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	109.38%
Investment Companies	0.39%
Other Assets and LiabilitiesFootnote Reference*	(9.77)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	23.44%
New York	14.22%
Florida	11.77%
Texas	6.99%
Alabama	6.82%
Illinois	5.92%
Georgia	5.49%
Louisiana	3.53%
Puerto Rico	3.27%
Ohio	3.26%
Arkansas	2.32%
Pennsylvania	2.15%
Arizona	1.99%
Colorado	1.69%
Utah	1.68%
Wisconsin	1.53%
Tennessee	1.49%
Michigan	1.36%
New Jersey	1.15%
Nevada	1.14%
Other StatesFootnote Reference*	8.56%
Other Assets and LiabilitiesFootnote Reference†	(9.77)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV885SARA-0

Institutional

POMFX

Opportunistic Municipal Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$182,529
  Total Number of Portfolio Holdings147
  Portfolio Turnover Rate (annualized)71.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	109.38%
Investment Companies	0.39%
Other Assets and LiabilitiesFootnote Reference*	(9.77)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
California	23.44%
New York	14.22%
Florida	11.77%
Texas	6.99%
Alabama	6.82%
Illinois	5.92%
Georgia	5.49%
Louisiana	3.53%
Puerto Rico	3.27%
Ohio	3.26%
Arkansas	2.32%
Pennsylvania	2.15%
Arizona	1.99%
Colorado	1.69%
Utah	1.68%
Wisconsin	1.53%
Tennessee	1.49%
Michigan	1.36%
New Jersey	1.15%
Nevada	1.14%
Other StatesFootnote Reference*	8.56%
Other Assets and LiabilitiesFootnote Reference†	(9.77)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV885SARI-0

Class A

PMDAX

Small-MidCap Dividend Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,672,280
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate (annualized)20.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	1.53%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	34.62%
Industrial	20.04%
Consumer, Non-cyclical	11.11%
Consumer, Cyclical	10.94%
Technology	6.43%
Energy	5.77%
Utilities	5.71%
Basic Materials	3.23%
Money Market Funds	1.53%
Communications	0.71%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV898SARA-0

Class C

PMDDX

Small-MidCap Dividend Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,672,280
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate (annualized)20.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	1.53%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	34.62%
Industrial	20.04%
Consumer, Non-cyclical	11.11%
Consumer, Cyclical	10.94%
Technology	6.43%
Energy	5.77%
Utilities	5.71%
Basic Materials	3.23%
Money Market Funds	1.53%
Communications	0.71%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV898SARC-0

Institutional

PMDIX

Small-MidCap Dividend Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,672,280
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate (annualized)20.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	1.53%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	34.62%
Industrial	20.04%
Consumer, Non-cyclical	11.11%
Consumer, Cyclical	10.94%
Technology	6.43%
Energy	5.77%
Utilities	5.71%
Basic Materials	3.23%
Money Market Funds	1.53%
Communications	0.71%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV898SARI-0

R-6

PMDHX

Small-MidCap Dividend Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,672,280
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate (annualized)20.8%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	1.53%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	34.62%
Industrial	20.04%
Consumer, Non-cyclical	11.11%
Consumer, Cyclical	10.94%
Technology	6.43%
Energy	5.77%
Utilities	5.71%
Basic Materials	3.23%
Money Market Funds	1.53%
Communications	0.71%
Other Assets and Liabilities	(0.09)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV898SARR6-0

Class A

PPSAX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,940,886
  Total Number of Portfolio Holdings336
  Portfolio Turnover Rate (annualized)28.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.74%
Energy	4.50%
Utilities	4.31%
Money Market Funds	3.44%
Government	1.13%
Exchange-Traded Funds	0.79%
Industrial	0.78%
Communications	0.59%
Consumer, Non-cyclical	0.56%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARA-0

Class C

PRFCX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,940,886
  Total Number of Portfolio Holdings336
  Portfolio Turnover Rate (annualized)28.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.74%
Energy	4.50%
Utilities	4.31%
Money Market Funds	3.44%
Government	1.13%
Exchange-Traded Funds	0.79%
Industrial	0.78%
Communications	0.59%
Consumer, Non-cyclical	0.56%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARC-0

Class J

PPSJX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,940,886
  Total Number of Portfolio Holdings336
  Portfolio Turnover Rate (annualized)28.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.74%
Energy	4.50%
Utilities	4.31%
Money Market Funds	3.44%
Government	1.13%
Exchange-Traded Funds	0.79%
Industrial	0.78%
Communications	0.59%
Consumer, Non-cyclical	0.56%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARJ-0

Institutional

PPSIX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,940,886
  Total Number of Portfolio Holdings336
  Portfolio Turnover Rate (annualized)28.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.74%
Energy	4.50%
Utilities	4.31%
Money Market Funds	3.44%
Government	1.13%
Exchange-Traded Funds	0.79%
Industrial	0.78%
Communications	0.59%
Consumer, Non-cyclical	0.56%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARI-0

PNARX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	1.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,940,886
  Total Number of Portfolio Holdings336
  Portfolio Turnover Rate (annualized)28.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.74%
Energy	4.50%
Utilities	4.31%
Money Market Funds	3.44%
Government	1.13%
Exchange-Traded Funds	0.79%
Industrial	0.78%
Communications	0.59%
Consumer, Non-cyclical	0.56%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARR3-0

PPARX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$48	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,940,886
  Total Number of Portfolio Holdings336
  Portfolio Turnover Rate (annualized)28.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.74%
Energy	4.50%
Utilities	4.31%
Money Market Funds	3.44%
Government	1.13%
Exchange-Traded Funds	0.79%
Industrial	0.78%
Communications	0.59%
Consumer, Non-cyclical	0.56%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARR5-0

PPREX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2025

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,940,886
  Total Number of Portfolio Holdings336
  Portfolio Turnover Rate (annualized)28.9%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	89.94%
Preferred Stocks	7.62%
Investment Companies	4.23%
Convertible Preferred Stocks	0.05%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.74%
Energy	4.50%
Utilities	4.31%
Money Market Funds	3.44%
Government	1.13%
Exchange-Traded Funds	0.79%
Industrial	0.78%
Communications	0.59%
Consumer, Non-cyclical	0.56%
Other Assets and Liabilities	(1.84)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARR6-0

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Semi-Annual Financial
Statements and
Additional Information
February 28, 2025

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 21
Schedules of Investments 47
Financial Highlights (includes performance information) 169
Unaudited Supplemental Information 193
Changes in and Disagreements with Accountants (N-CSR Item 8) 194
Proxy Disclosures (N-CSR Item 9) 195
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 196
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 197

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund Capital Securities Fund
Investment in securities--at cost ................................................................
$ 5,937,512 $ 2,589,227 $ 1,168,055
Investment in affiliated Funds--at cost ..........................................................
$ 5,375 $ 90,969 $ 46,422
Assets
Investment in securities--at value  ................................................................ $ 11,294,691
(a)
$ 2,506,147
(a)
$ 1,163,973
(a)
Investment in affiliated Funds--at value ........................................................... 5,376 90,969 46,422
Cash ............................................................................................... – 81 –
Receivables:
Dividends and interest ....................................................................... 4,707 16,204 15,438
Expense reimbursement from Manager ..................................................... 268 – 40
Fund shares sold ............................................................................. 5,724 3,237 1,330
Investment securities sold ................................................................... 6,654 37,274 –
Total Assets   11,317,420 2,653,912 1,227,203
Liabilities
Accrued management and investment advisory fees .............................................. 5,241 222 –
Accrued administrative service fees .............................................................. 2 1 –
Accrued distribution fees .......................................................................... 540 5 –
Accrued service fees .............................................................................. 11 4 –
Accrued transfer agent fees ....................................................................... 1,239 23 91
Accrued directors' expenses ....................................................................... 16 2 2
Accrued professional fees ......................................................................... 31 27 24
Accrued other expenses ........................................................................... 352 18 17
Deposits from counterparty ....................................................................... – 281 –
Payables:
Fund shares redeemed ....................................................................... 6,665 161 2,566
Investment securities purchased ............................................................ 1,142 112,386 7,585
Collateral obligation on securities loaned, at value ............................................... 151 7,188 34,994
Total Liabilities
15,390 120,318 45,279
Net Assets Applicable to Outstanding Shares ..................................................
$ 11,302,030 $ 2,533,594 $ 1,181,924
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 5,395,994 $ 2,702,960 $ 1,276,424
Total distributable earnings (accumulated loss) ...................................................
5,906,036 (169,366) (94,500)
Total Net Assets
$ 11,302,030 $ 2,533,594 $ 1,181,924
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,300,000 710,000 500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,222,375 N/A N/A
Shares Issued and Outstanding .............................................................. 27,308
Net Asset Value per share ................................................................... $ 44 .76
(b)
Maximum Offering Price ....................................................................
$ 47 .37
Class C : Net Assets ................................................................................ $ 332,577 N/A N/A
Shares Issued and Outstanding .............................................................. 8,213
Net Asset Value per share ...................................................................
$ 40 .49
(b)
Class J : Net Assets ................................................................................ $ 277,213 $ 33,265 N/A
Shares Issued and Outstanding .............................................................. 6,052 4,002
Net Asset Value per share ...................................................................
$ 45 .81
(b)
$ 8 .31
(b)
Class S : Net Assets ................................................................................ N/A N/A $ 1,181,924
Shares Issued and Outstanding .............................................................. 124,240
Net Asset Value per share ...................................................................
$ 9 .51
Institutional : Net Assets ........................................................................... $ 3,154,800 $ 2,477,608 N/A
Shares Issued and Outstanding .............................................................. 68,124 290,877
Net Asset Value per share ...................................................................
$ 46 .31 $ 8 .52
R-3 : Net Assets .................................................................................... $ 23,428 $ 8,989 N/A
Shares Issued and Outstanding .............................................................. 528 1,080
Net Asset Value per share ...................................................................
$ 44 .35 $ 8 .32
R-5 : Net Assets .................................................................................... $ 31,006 $ 13,732 N/A
Shares Issued and Outstanding .............................................................. 679 1,643
Net Asset Value per share ...................................................................
$ 45 .68 $ 8 .36
R-6 : Net Assets .................................................................................... $ 6,260,631 N/A N/A
Shares Issued and Outstanding .............................................................. 134,420
Net Asset Value per share ...................................................................
$ 46 .58
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
Investment in securities--at cost ................................................................
$ 2,464,551 $ 57,947 $ 317,736
Investment in affiliated Funds--at cost ..........................................................
$ 36,673 $ 1,232 $ 85,639
Foreign currency--at cost ........................................................................
$ – $ – $ 302
Assets
Investment in securities--at value  ................................................................ $ 2,481,939
(b)
$ 68,760 $ 324,820
Investment in affiliated Funds--at value ........................................................... 36,673 1,232 85,639
Foreign currency--at value ........................................................................ – – 300
Cash ............................................................................................... 98 – 184
Deposits with counterparty ........................................................................ 1,413 – 11,822
Receivables:
Dividends and interest ....................................................................... 4,818 64 2,170
Expense reimbursement from Manager ..................................................... 62 6 29
Foreign currency contracts ................................................................. 104 – 2,393
Fund shares sold ............................................................................. 3,082 163 341
Investment securities sold ................................................................... 11,732 – 4,440
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 , net) ...................... 137 – 6,777
Variation margin on futures ................................................................. 1,004 – 342
Variation margin on swaps .................................................................. 8 – 5
Total Assets   2,541,070 70,225 439,262
Liabilities
Accrued management and investment advisory fees .............................................. 1,487 36 399
Accrued distribution fees .......................................................................... 9 3 6
Accrued transfer agent fees ....................................................................... 549 15 83
Accrued directors' expenses ....................................................................... 7 2 2
Accrued professional fees ......................................................................... 106 16 113
Accrued other expenses ........................................................................... 162 5 32
Cash overdraft ..................................................................................... 201 – –
Deposits from counterparty ....................................................................... 131 – –
Payables:
Foreign currency contracts .................................................................. 94 – 1,103
Fund shares redeemed ....................................................................... 68,079 38 4,031
Investment securities purchased ............................................................ 15,620 – 3,494
IRS closing agreement fees related to foreign tax reclaims ................................. – – 12
Options and swaptions contracts written  (premiums received $ 46 , $ 0 and $ 629 ) .......... 14 – 685
Short sales (proceeds received $ 0 , $ 0 and $ 38 ) ............................................. – – 36
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 111 , net) ............... 190 – 478
Variation margin on futures ................................................................. 4,772 – 934
Variation margin on swaps .................................................................. 16 – 38
Collateral obligation on securities loaned, at value ............................................... 7,355 – –
Total Liabilities
98,792 115 11,446
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,442,278 $ 70,110 $ 427,816
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,520,492 $ 59,220 $ 410,799
Total distributable earnings (accumulated loss) ...................................................
(78,214) 10,890 17,017
Total Net Assets
$ 2,442,278 $ 70,110 $ 427,816
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,775,000 300,000 1,750,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 44,703 $ 16,196 $ 30,762
Shares Issued and Outstanding .............................................................. 3,906 1,255 2,764
Net Asset Value per share ................................................................... $ 11 .44
(c)
$ 12 .91
(c)
$ 11 .13
(c)
Maximum Offering Price ....................................................................
$ 11 .89 $ 13 .66 $ 11 .56
Institutional : Net Assets ........................................................................... $ 1,259,935 $ 33,952 $ 270,061
Shares Issued and Outstanding .............................................................. 110,245 2,608 23,855
Net Asset Value per share ...................................................................
$ 11 .43 $ 13 .02 $ 11 .32
R-3 : Net Assets .................................................................................... $ 21 N/A N/A
Shares Issued and Outstanding .............................................................. 2
Net Asset Value per share ...................................................................
$ 11 .35
R-6 : Net Assets .................................................................................... $ 1,137,619 $ 19,962 $ 126,993
Shares Issued and Outstanding .............................................................. 99,603 1,525 11,198
Net Asset Value per share ...................................................................
$ 11 .42 $ 13 .09 $ 11 .34
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Sustainable
Listed Infrastructure
Fund
International Equity
Index Fund
International Small
Company Fund
Investment in securities--at cost ................................................................
$ 18,573 $ 827,430 $ 380,044
Investment in affiliated Funds--at cost ..........................................................
$ 519 $ 4,509 $ 2,766
Foreign currency--at cost ........................................................................
$ – $ – $ 959
Assets
Investment in securities--at value  ................................................................ $ 18,868 $ 1,100,325
(a)
$ 431,443
(a)
Investment in affiliated Funds--at value ........................................................... 519 4,509 2,766
Foreign currency--at value ........................................................................ – – 957
Deposits with counterparty ........................................................................ – 77 –
Receivables:
Dividends and interest ....................................................................... 40 3,721 1,219
Expense reimbursement from Manager ..................................................... 4 17 2
Fund shares sold ............................................................................. – 230 189
Investment securities sold ................................................................... – 62,501 3,082
Variation margin on futures ................................................................. – 4 –
Total Assets   19,431 1,171,384 439,658
Liabilities
Accrued management and investment advisory fees .............................................. 11 190 333
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... – 3 –
Accrued service fees .............................................................................. – 7 –
Accrued transfer agent fees ....................................................................... 1 27 10
Accrued custodian fees ............................................................................ 4 – –
Accrued directors' expenses ....................................................................... 1 3 2
Accrued professional fees ......................................................................... 18 72 38
Accrued other expenses ........................................................................... 1 220 32
Cash overdraft ..................................................................................... – 29,931 –
Payables:
Fund shares redeemed ....................................................................... – 1,470 638
Investment securities purchased ............................................................ – 31,708 4,076
Collateral obligation on securities loaned, at value ............................................... – 2,433 1,772
Total Liabilities
36 66,065 6,901
Net Assets Applicable to Outstanding Shares ..................................................
$ 19,395 $ 1,105,319 $ 432,757
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 19,028 $ 838,263 $ 441,300
Total distributable earnings (accumulated loss) ...................................................
367 267,056 (8,543)
Total Net Assets
$ 19,395 $ 1,105,319 $ 432,757
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 200,000 650,000 300,000
Net Asset Value Per Share:
Institutional : Net Assets ........................................................................... $ 19,395 $ 80,196 $ 20,061
Shares Issued and Outstanding .............................................................. 1,837 6,765 1,967
Net Asset Value per share ...................................................................
$ 10 .56 $ 11 .85 $ 10 .20
R-3 : Net Assets .................................................................................... N/A $ 13,599 N/A
Shares Issued and Outstanding .............................................................. 1,172
Net Asset Value per share ...................................................................
$ 11 .60
R-5 : Net Assets .................................................................................... N/A $ 24,121 N/A
Shares Issued and Outstanding .............................................................. 2,048
Net Asset Value per share ...................................................................
$ 11 .78
R-6 : Net Assets .................................................................................... N/A $ 987,403 $ 412,696
Shares Issued and Outstanding .............................................................. 83,189 40,224
Net Asset Value per share ...................................................................
$ 11 .87 $ 10 .26
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2025 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Opportunistic
Municipal Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ................................................................
$ 201,329 $ 1,191,017 $ 5,829,873
Investment in affiliated Funds--at cost ..........................................................
$ – $ 25,560 $ 202,708
Assets
Investment in securities--at value  ................................................................ $ 200,360 $ 1,648,237 $ 5,847,527
(a)
Investment in affiliated Funds--at value ........................................................... – 25,560 202,708
Cash ............................................................................................... 1,078 – –
Deposits with counterparty ........................................................................ – – 8,834
Receivables:
Dividends and interest ....................................................................... 2,369 1,667 77,492
Expense reimbursement from Manager ..................................................... 3 9 –
Fund shares sold ............................................................................. 578 675 12,179
Investment securities sold ................................................................... 301 – 17,045
Other assets ........................................................................................ – 1 –
Total Assets   204,689 1,676,149 6,165,785
Liabilities
Accrued management and investment advisory fees .............................................. 58 999 3,156
Accrued distribution fees .......................................................................... 7 49 230
Accrued service fees .............................................................................. – – 1
Accrued transfer agent fees ....................................................................... 52 160 1,287
Accrued directors' expenses ....................................................................... 2 2 8
Accrued professional fees ......................................................................... 26 18 31
Accrued other expenses ........................................................................... 7 37 301
Payables:
Dividends payable ........................................................................... 550 – –
Fund shares redeemed ....................................................................... 213 1,650 5,511
Interest expense and fees payable ........................................................... 109 – –
Investment securities purchased ............................................................ 9,338 954 38,699
Collateral obligation on securities loaned, at value ............................................... – – 175,675
Floating rate notes issued .........................................................................
11,798 – –
Total Liabilities
22,160 3,869 224,899
Net Assets Applicable to Outstanding Shares ..................................................
$ 182,529 $ 1,672,280 $ 5,940,886
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 202,139 $ 1,209,271 $ 6,399,929
Total distributable earnings (accumulated loss) ...................................................
(19,610) 463,009 (459,043)
Total Net Assets
$ 182,529 $ 1,672,280 $ 5,940,886
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 1,700,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 35,508 $ 178,951 $ 659,013
Shares Issued and Outstanding .............................................................. 3,633 9,571 70,568
Net Asset Value per share ................................................................... $ 9 .78
(b)
$ 18 .70
(b)
$ 9 .34
(b)
Maximum Offering Price ....................................................................
$ 10 .16 $ 19 .79 $ 9 .70
Class C : Net Assets ................................................................................ N/A $ 18,155 $ 128,007
Shares Issued and Outstanding .............................................................. 983 13,707
Net Asset Value per share ...................................................................
$ 18 .47
(b)
$ 9 .34
(b)
Class J : Net Assets ................................................................................ N/A N/A $ 33,777
Shares Issued and Outstanding .............................................................. 3,757
Net Asset Value per share ...................................................................
$ 8 .99
(b)
Institutional : Net Assets ........................................................................... $ 147,021 $ 728,253 $ 4,244,052
Shares Issued and Outstanding .............................................................. 15,027 38,695 458,884
Net Asset Value per share ...................................................................
$ 9 .79 $ 18 .82 $ 9 .25
R-3 : Net Assets .................................................................................... N/A N/A $ 2,222
Shares Issued and Outstanding .............................................................. 242
Net Asset Value per share ...................................................................
$ 9 .18
R-5 : Net Assets .................................................................................... N/A N/A $ 3,387
Shares Issued and Outstanding .............................................................. 368
Net Asset Value per share ...................................................................
$ 9 .19
R-6 : Net Assets .................................................................................... N/A $ 746,921 $ 870,428
Shares Issued and Outstanding .............................................................. 39,458 94,175
Net Asset Value per share ...................................................................
$ 18 .93 $ 9 .24
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2025 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
(a)
Bond Market Index
Fund
(a),(b)
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 96 $ 1,261 $ 219
Dividends ............................................................................................... 63,883 570 266
Withholding tax ........................................................................................ (357) – –
Interest .................................................................................................. – 46,333 31,301
Securities lending - net .................................................................................
6 80 144
Total Income 63,628 48,244 31,930
Expenses:
Management and investment advisory fees ............................................................ 33,826 1,536 N/A
Distribution f ees - Class A ............................................................................. 1,522 N/A N/A
Distribution f ees - Class C ............................................................................. 1,709 N/A N/A
Distribution f ees - Class J .............................................................................. 206 23 N/A
Distribution f ees - R-1 ................................................................................. N/A 1 N/A
Distribution f ees - R-3 ................................................................................. 24 11 N/A
Distribution f ees - R-4 ................................................................................. 1 1 N/A
Administrative service fees - R-3 ...................................................................... 7 3 N/A
Administrative service fees - R-5 ...................................................................... 1 1 N/A
Registration fees - Class A ............................................................................. 15 N/A N/A
Registration fees - Class C ............................................................................. 12 N/A N/A
Registration fees - Class J .............................................................................. 14 7 N/A
Registration fees - Class S ............................................................................. N/A N/A 15
Registration fees - Institutional ........................................................................ 76 7 N/A
Registration fees - R-6 ................................................................................. 17 N/A N/A
Service fees - R-3 ...................................................................................... 24 11 N/A
Service fees - R-4 ...................................................................................... 2 3 N/A
Service fees - R-5 ...................................................................................... 34 14 N/A
Shareholder reports - Class A .......................................................................... 70 N/A N/A
Shareholder reports - Class C .......................................................................... 11 N/A N/A
Shareholder reports - Class J ........................................................................... 4 2 N/A
Shareholder reports - Class S .......................................................................... N/A N/A 5
Shareholder reports - Institutional ..................................................................... 85 6 N/A
Shareholder reports - R-6 .............................................................................. 17 N/A N/A
Transfer agent fees - Class A ........................................................................... 623 N/A N/A
Transfer agent fees - Class C ........................................................................... 162 N/A N/A
Transfer agent fees - Class J ........................................................................... 42 21 N/A
Transfer agent fees - Class S ........................................................................... N/A N/A 189
Transfer agent fees - Institutional ...................................................................... 1,446 38 N/A
Transfer agent fees - R-6 ............................................................................... 114 N/A N/A
Chief compliance officer expenses ..................................................................... 3 1 –
Custodian fees .......................................................................................... 38 14 6
Directors' expenses ..................................................................................... 111 22 12
Professional fees ....................................................................................... 22 24 19
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 161 12 7
Total Gross Expenses 40,400 1,759 254
Less: Reimbursement from Manager .................................................................. 1,729 114 –
Less: Reimbursement from Manager - Class S ........................................................ N/A N/A 253
Less: Reimbursement from Distributor - Class J ...................................................... 9 1 N/A
Total Net Expenses 38,662 1,644 1
Net Investment Income (Loss) 24,966 46,600 31,929
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 819,837 (2,576) 1,324
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (159,600) (21,619) 16,849
Net Realized and Unrealized Gain (Loss) on investments 660,237 (24,195) 18,173
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 685,203 $ 22,405 $ 50,102
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Real
Asset Fund
(a)
Edge MidCap Fund
Global Multi-
Strategy Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,099 $ 32 $ 1,775
Dividends ............................................................................................... 28,295 533 1,356
Foreign tax reclaims .................................................................................... 407 – –
Withholding tax ........................................................................................ (1,021) – (69)
Interest .................................................................................................. 18,236 – 5,858
Securities lending - net .................................................................................
116 – –
IRS closing agreement fees related to foreign tax reclaims ............................................
– – (12)
Total Income 47,132 565 8,908
Expenses:
Management and investment advisory fees ............................................................ 10,646 241 2,728
Distribution f ees - Class A ............................................................................. 58 22 41
Registration fees - Class A ............................................................................. 8 8 7
Registration fees - Institutional ........................................................................ 19 10 10
Registration fees - R-6 ................................................................................. 14 8 8
Shareholder reports - Class A .......................................................................... 4 1 2
Shareholder reports - Institutional ..................................................................... 20 2 15
Shareholder reports - R-6 .............................................................................. 30 1 10
Transfer agent fees - Class A ........................................................................... 32 14 18
Transfer agent fees - Institutional ...................................................................... 772 19 114
Transfer agent fees - R-6 ............................................................................... 5 1 96
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 96 1 68
Directors' expenses ..................................................................................... 32 2 6
Dividends and interest on securities sold short ........................................................ – – 27
Professional fees ....................................................................................... 90 12 106
Short sale fees .......................................................................................... – – 39
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 81 2 17
Total Gross Expenses 11,909 345 3,313
Less: Reimbursement from Manager - Class A ........................................................ 3 10 –
Less: Reimbursement from Manager - Institutional ................................................... 444 17 110
Less: Reimbursement from Manager - R-6 ............................................................ 17 13 150
Total Net Expenses 11,445 305 3,053
Net Investment Income (Loss) 35,687 260 5,855
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,697 885 7,262
Foreign currency contracts ............................................................................. 398 – 2,542
Foreign currency transactions .......................................................................... (267) – (44)
Futures contracts ....................................................................................... 20,958 – (3,615)
Options and swaptions ................................................................................. 199 – 882
Short sales .............................................................................................. – – (975)
Swap agreements ....................................................................................... 3,881 – (786)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (76,373) (179) (3,475)
Foreign currency contracts ............................................................................. 156 – 3,004
Futures contracts ....................................................................................... (3,734) – 522
Options and swaptions ................................................................................. 101 – 95
Short sales .............................................................................................. – – 1,414
Swap agreements ....................................................................................... 1,524 – 1,351
Translation of assets and liabilities in foreign currencies .............................................. (20) – (16)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (51,480) 706 8,161
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (15,793) $ 966 $ 14,016
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Global
Sustainable Listed
Infrastructure Fund
International Equity
Index Fund
(a),(b)
International Small
Company Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 13 $ 39 $ 86
Dividends ............................................................................................... 283 10,794 6,385
Foreign tax reclaims .................................................................................... – 702 2
Withholding tax ........................................................................................ (10) (779) (633)
Interest .................................................................................................. – 2 2
Securities lending - net .................................................................................
1 19 33
Total Income 287 10,777 5,875
Expenses:
Management and investment advisory fees ............................................................ 72 1,348 3,015
Distribution f ees - R-3 ................................................................................. N/A 16 N/A
Distribution f ees - R-4 ................................................................................. N/A 2 N/A
Administrative service fees - R-3 ...................................................................... N/A 5 N/A
Administrative service fees - R-4 ...................................................................... N/A 1 N/A
Administrative service fees - R-5 ...................................................................... N/A 1 N/A
Registration fees - Institutional ........................................................................ 10 7 9
Registration fees - R-6 ................................................................................. N/A 8 9
Service fees - R-3 ...................................................................................... N/A 16 N/A
Service fees - R-4 ...................................................................................... N/A 6 N/A
Service fees - R-5 ...................................................................................... N/A 24 N/A
Shareholder reports - Institutional ..................................................................... – 9 1
Transfer agent fees - Institutional ...................................................................... 3 43 11
Transfer agent fees - R-6 ............................................................................... N/A 2 4
Custodian fees .......................................................................................... 5 71 59
Directors' expenses ..................................................................................... 1 12 8
Index license fees ...................................................................................... – 174 –
Professional fees ....................................................................................... 16 55 26
Technology fees ........................................................................................ 1 1 2
Other expenses ......................................................................................... 1 88 13
Total Gross Expenses 109 1,889 3,157
Less: Reimbursement from Manager - Institutional ................................................... 24 57 15
Less: Reimbursement from Manager - R-6 ............................................................ N/A 92 –
Total Net Expenses 85 1,740 3,142
Net Investment Income (Loss) 202 9,037 2,733
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 425 16,509 23,064
Foreign currency transactions .......................................................................... (1) (129) (191)
Futures contracts ....................................................................................... – 70 –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 4 , $ 0 and $ 0 , respectively) ..................................... (913) (30,279) (53,940)
Futures contracts ....................................................................................... – (137) –
Translation of assets and liabilities in foreign currencies .............................................. – (251) (95)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (489) (14,217) (31,162)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (287) $ (5,180) $ (28,429)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2025 (unaudited)

See accompanying notes.
Amounts in thousands
Opportunistic
Municipal Fund
Small-MidCap
Dividend Income
Fund
Spectrum Preferred
and Capital
Securities Income
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 736 $ 1,006
Dividends ............................................................................................... 3 17,361 15,794
Withholding tax ........................................................................................ – (15) –
Interest .................................................................................................. 4,019 6 154,272
Securities lending - net .................................................................................
– – 525
Total Income 4,022 18,088 171,597
Expenses:
Management and investment advisory fees ............................................................ 348 6,491 21,010
Distribution f ees - Class A ............................................................................. 44 226 847
Distribution f ees - Class C ............................................................................. N/A 103 660
Distribution f ees - Class J .............................................................................. N/A N/A 25
Distribution f ees - R-3 ................................................................................. N/A N/A 3
Administrative service fees - R-3 ...................................................................... N/A N/A 1
Registration fees - Class A ............................................................................. 10 9 16
Registration fees - Class C ............................................................................. N/A 7 8
Registration fees - Class J .............................................................................. N/A N/A 6
Registration fees - Institutional ........................................................................ 9 9 45
Registration fees - R-6 ................................................................................. N/A 8 8
Service fees - R-3 ...................................................................................... N/A N/A 3
Service fees - R-4 ...................................................................................... N/A N/A 1
Service fees - R-5 ...................................................................................... N/A N/A 4
Shareholder reports - Class A .......................................................................... 1 7 17
Shareholder reports - Class C .......................................................................... N/A 1 4
Shareholder reports - Class J ........................................................................... N/A N/A 1
Shareholder reports - Institutional ..................................................................... 2 22 171
Shareholder reports - R-6 .............................................................................. N/A – 3
Transfer agent fees - Class A ........................................................................... 12 93 304
Transfer agent fees - Class C ........................................................................... N/A 17 68
Transfer agent fees - Class J ........................................................................... N/A N/A 18
Transfer agent fees - Institutional ...................................................................... 68 289 2,078
Transfer agent fees - R-6 ............................................................................... N/A 2 8
Chief compliance officer expenses ..................................................................... – – 2
Custodian fees .......................................................................................... 1 6 28
Directors' expenses ..................................................................................... 3 16 61
Interest expense and fees ............................................................................... 183 – –
Professional fees ....................................................................................... 23 13 24
Technology fees ........................................................................................ 1 1 1
Other expenses ......................................................................................... 3 9 41
Total Gross Expenses 708 7,329 25,466
Less: Reimbursement from Manager - Class A ........................................................ 4 18 –
Less: Reimbursement from Manager - Class C ........................................................ N/A 16 –
Less: Reimbursement from Manager - Institutional ................................................... 27 20 –
Less: Reimbursement from Distributor - Class J ...................................................... N/A N/A 1
Total Net Expenses 677 7,275 25,465
Net Investment Income (Loss) 3,345 10,813 146,132
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ (555) 19,612 (3,879)
Foreign currency transactions .......................................................................... – (5) –
Futures contracts ....................................................................................... – – (3,420)
Options and swaptions ................................................................................. – – 2,731
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 324 (8,909) 46,646
Options and swaptions ................................................................................. – – (11)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions (231) 10,698 42,067
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,114 $ 21,511 $ 188,199
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
(b)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 28,
2025
(a)
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 24,966 $ 8,054
Net realized gain (loss) on investments ...................................................................................................... 819,837 334,207
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(159,600) 2,266,863
Net Increase (Decrease) in Net Assets Resulting from Operations 685,203 2,609,124
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (503,177) (1,781)
Total Dividends and Distributions (503,177) (1,781)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(551,710) (412,944)
Total Increase (Decrease) in Net Assets (369,684) 2,194,399
Net Assets
Beginning of period ..........................................................................................................................
11,671,714 9,477,315
End of period ................................................................................................................................
$ 11,302,030 $ 11,671,714
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2025
(a)
Dollars:
Sold .................................... $ 76,708 $ 16,990 $ 24,830 $ 260,524 $ 7,226 $ 56 $ 7,894 $ 361,164
Reinvested ............................... 53,552 16,388 12,074 135,974 832 – 1,197 276,781
Redeemed ................................
(124,247) (41,478) (29,054) (491,953) (1,804) (3,131) (3,962) (1,108,271)
Net Increase (Decrease)
$ 6,013 $ (8,100) $ 7,850 $ (95,455) $ 6,254 $ (3,075) $ 5,129 $ (470,326)
Shares:
Sold .................................... 1,687 410 530 5,531 163 2 171 7,742
Reinvested ............................... 1,160 392 256 2,849 18 – 25 5,765
Redeemed ................................
(2,725) (1,005) (626) (10,435) (40) (67) (87) (23,520)
Net Increase (Decrease)
122 (203) 160 (2,055) 141 (65) 109 (10,013)
Year Ended August 31, 2024
Dollars:
Sold .................................... $ 165,199 $ 39,927 $ 62,399 $ 1,233,117 $ 8,216 $ 1,140 $ 13,206 $ 1,017,523
Reinvested ............................... – – – – – – – 1,759
Redeemed ................................
(244,629) (65,359) (51,015) (1,292,346) (6,444) (873) (6,149) (1,288,615)
Net Increase (Decrease)
$ (79,430) $ (25,432) $ 11,384 $ (59,229) $ 1,772 $ 267 $ 7,057 $ (269,333)
Shares:
Sold .................................... 4,332 1,116 1,566 30,308 218 29 358 24,263
Reinvested ............................... – – – – – – – 44
Redeemed ................................
(6,336) (1,828) (1,269) (32,230) (170) (22) (148) (31,581)
Net Increase (Decrease)
(2,004) (712) 297 (1,922) 48 7 210 (7,274)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
(a)
From net investment income and net realized gain on
investments ............................... $ (54,586) $ (16,877) $ (12,091) $ (138,900) $ (832) $ – $ (1,197) $ (278,694)
Total Dividends and Distributions
$ (54,586) $ (16,877) $ (12,091) $ (138,900) $ (832) $ – $ (1,197) $ (278,694)
Year Ended August 31, 2024
From net investment income and net realized gain on
investments ............................... $ – $ – $ – $ – $ – $ – $ – $ (1,781)
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ – $ – $ (1,781)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Period Ended
February 28,
2025
(a), (b)
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 46,600 $ 83,795
Net realized gain (loss) on investments ...................................................................................................... (2,576) (63,405)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(21,619) 115,342
Net Increase (Decrease) in Net Assets Resulting from Operations 22,405 135,732
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (81,344) (85,167)
Total Dividends and Distributions (81,344) (85,167)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
298,519 (243,669)
Total Increase (Decrease) in Net Assets 239,580 (193,104)
Net Assets
Beginning of period ..........................................................................................................................
2,294,014 2,487,118
End of period ................................................................................................................................
$ 2,533,594 $ 2,294,014
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended February 28, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 6,779 $ 403,281 $ 24 $ 1,823 $ 1,265 $ 6,022
Reinvested .................................................... 1,018 79,612 – 263 – 445
Redeemed .....................................................
(4,684) (186,433) (840) (1,649) (6,336) (2,071)
Net Increase (Decrease)
$ 3,113 $ 296,460 $ (816) $ 437 $ (5,071) $ 4,396
Shares:
Sold ......................................................... 812 47,093 2 220 148 711
Reinvested .................................................... 126 9,603 – 32 – 55
Redeemed .....................................................
(560) (21,582) (99) (198) (746) (243)
Net Increase (Decrease)
378 35,114 (97) 54 (598) 523
Year Ended August 31, 2024
Dollars:
Sold ......................................................... $ 6,387 $ 529,263 $ 400 $ 3,562 $ 2,768 $ 2,716
Reinvested .................................................... 1,141 83,177 23 300 134 388
Redeemed .....................................................
(6,891) (857,376) (132) (4,351) (1,719) (3,459)
Net Increase (Decrease)
$ 637 $ (244,936) $ 291 $ (489) $ 1,183 $ (355)
Shares:
Sold ......................................................... 774 62,773 49 437 333 329
Reinvested .................................................... 138 9,820 3 36 16 47
Redeemed .....................................................
(836) (102,986) (16) (531) (208) (419)
Net Increase (Decrease)
76 (30,393) 36 (58) 141 (43)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (1,024) $ (79,612) $ – $ (263) $ – $ (445)
Total Dividends and Distributions
$ (1,024) $ (79,612) $ – $ (263) $ – $ (445)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............. $ (1,145) $ (83,177) $ (23) $ (300) $ (134) $ (388)
Total Dividends and Distributions
$ (1,145) $ (83,177) $ (23) $ (300) $ (134) $ (388)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Capital Securities Fund
Period Ended
February 28,
2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 31,929 $ 59,586
Net realized gain (loss) on investments ...................................................................................................... 1,324 (5,506)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
16,849 104,435
Net Increase (Decrease) in Net Assets Resulting from Operations 50,102 158,515
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (36,619) (63,966)
Total Dividends and Distributions (36,619) (63,966)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(33,138) 65,496
Total Increase (Decrease) in Net Assets (19,655) 160,045
Net Assets
Beginning of period ..........................................................................................................................
1,201,579 1,041,534
End of period ................................................................................................................................
$ 1,181,924 $ 1,201,579
Class S
Capital Share Transactions:
Period Ended February 28, 2025
Dollars:
Sold .............................................................................................................. $ 125,945
Reinvested ......................................................................................................... 21,422
Redeemed ..........................................................................................................
(180,505)
Net Increase (Decrease)
$ (33,138)
Shares:
Sold .............................................................................................................. 13,276
Reinvested ......................................................................................................... 2,262
Redeemed ..........................................................................................................
(19,055)
Net Increase (Decrease)
(3,517)
Year Ended August 31, 2024
Dollars:
Sold .............................................................................................................. $ 353,626
Reinvested ......................................................................................................... 38,427
Redeemed ..........................................................................................................
(326,557)
Net Increase (Decrease)
$ 65,496
Shares:
Sold .............................................................................................................. 39,439
Reinvested ......................................................................................................... 4,299
Redeemed ..........................................................................................................
(36,634)
Net Increase (Decrease)
7,104
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
From net investment income and net realized gain on investments .................................................................. $ (36,619)
Total Dividends and Distributions
$ (36,619)
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (63,966)
Total Dividends and Distributions
$ (63,966)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 28,
2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 35,687 $ 106,455
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ........................ 26,866 (113,901)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
(78,346) 312,223
Net Increase (Decrease) in Net Assets Resulting from Operations (15,793) 304,777
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (29,471) (90,582)
Total Dividends and Distributions (29,471) (90,582)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(629,709) (589,436)
Total Increase (Decrease) in Net Assets (674,973) (375,241)
Net Assets
Beginning of period ..........................................................................................................................
3,117,251 3,492,492
End of period ................................................................................................................................
$ 2,442,278 $ 3,117,251
Class A Institutional R-3 R-6
Capital Share Transactions:
Period Ended February 28, 2025
Dollars:
Sold .............................................................................. $ 2,100 $ 91,494 $ 2 $ 84,335
Reinvested ......................................................................... 362 13,390 – 14,314
Redeemed ..........................................................................
(6,565) (342,510) (5) (486,626)
Net Increase (Decrease)
$ (4,103) $ (237,626) $ (3) $ (387,977)
Shares:
Sold .............................................................................. 181 7,978 – 7,295
Reinvested ......................................................................... 32 1,170 – 1,251
Redeemed ..........................................................................
(569) (29,688) – (42,613)
Net Increase (Decrease)
(356) (20,540) – (34,067)
Year Ended August 31, 2024
Dollars:
Sold .............................................................................. $ 4,109 $ 329,054 $ 14 $ 377,818
Reinvested ......................................................................... 1,292 43,925 6 41,009
Redeemed ..........................................................................
(32,798) (962,985) (281) (390,599)
Net Increase (Decrease)
$ (27,397) $ (590,006) $ (261) $ 28,228
Shares:
Sold .............................................................................. 381 30,565 1 35,286
Reinvested ......................................................................... 117 3,992 1 3,725
Redeemed ..........................................................................
(3,014) (87,999) (25) (35,735)
Net Increase (Decrease)
(2,516) (53,442) (23) 3,276
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
From net investment income and net realized gain on investments .................................. $ (380) $ (14,431) $ – $ (14,660)
Total Dividends and Distributions
$ (380) $ (14,431) $ – $ (14,660)
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................. $ (1,372) $ (47,283) $ (6) $ (41,921)
Total Dividends and Distributions
$ (1,372) $ (47,283) $ (6) $ (41,921)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Period Ended
February 28,
2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 260 $ 732
Net realized gain (loss) on investments ...................................................................................................... 885 1,779
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(179) 7,940
Net Increase (Decrease) in Net Assets Resulting from Operations 966 10,451
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,338) (1,309)
Total Dividends and Distributions (2,338) (1,309)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(5,868) (8,167)
Total Increase (Decrease) in Net Assets (7,240) 975
Net Assets
Beginning of period ..........................................................................................................................
77,350 76,375
End of period ................................................................................................................................
$ 70,110 $ 77,350
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2025
Dollars:
Sold ......................................................................................... $ 2,412 $ 3,779 $ 585
Reinvested .................................................................................... 493 1,117 486
Redeemed .....................................................................................
(3,957) (7,343) (3,440)
Net Increase (Decrease)
$ (1,052) $ (2,447) $ (2,369)
Shares:
Sold ......................................................................................... 182 284 44
Reinvested .................................................................................... 39 87 38
Redeemed .....................................................................................
(298) (553) (260)
Net Increase (Decrease)
(77) (182) (178)
Year Ended August 31, 2024
Dollars:
Sold ......................................................................................... $ 6,158 $ 13,169 $ 2,519
Reinvested .................................................................................... 263 573 286
Redeemed .....................................................................................
(8,702) (11,492) (10,941)
Net Increase (Decrease)
$ (2,281) $ 2,250 $ (8,136)
Shares:
Sold ......................................................................................... 508 1,078 206
Reinvested .................................................................................... 21 46 23
Redeemed .....................................................................................
(719) (935) (897)
Net Increase (Decrease)
(190) 189 (668)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
From net investment income and net realized gain on investments ............................................. $ (493) $ (1,149) $ (696)
Total Dividends and Distributions
$ (493) $ (1,149) $ (696)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............................................. $ (263) $ (583) $ (463)
Total Dividends and Distributions
$ (263) $ (583) $ (463)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 28,
2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 5,855 $ 15,287
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ 5,266 6,105
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................................
2,895 14,768
Net Increase (Decrease) in Net Assets Resulting from Operations 14,016 36,160
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (6,643) (15,141)
Total Dividends and Distributions (6,643) (15,141)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
5,723 (57,111)
Total Increase (Decrease) in Net Assets 13,096 (36,092)
Net Assets
Beginning of period ..........................................................................................................................
414,720 450,812
End of period ................................................................................................................................
$ 427,816 $ 414,720
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2025
Dollars:
Sold ......................................................................................... $ 2,017 $ 40,374 $ 10,741
Reinvested .................................................................................... 326 3,566 1,293
Redeemed .....................................................................................
(8,033) (34,616) (9,945)
Net Increase (Decrease)
$ (5,690) $ 9,324 $ 2,089
Shares:
Sold ......................................................................................... 183 3,585 952
Reinvested .................................................................................... 30 319 116
Redeemed .....................................................................................
(728) (3,070) (883)
Net Increase (Decrease)
(515) 834 185
Year Ended August 31, 2024
Dollars:
Sold ......................................................................................... $ 2,792 $ 80,390 $ 75,661
Reinvested .................................................................................... 955 9,048 651
Redeemed .....................................................................................
(8,393) (190,934) (27,281)
Net Increase (Decrease)
$ (4,646) $ (101,496) $ 49,031
Shares:
Sold ......................................................................................... 265 7,501 6,958
Reinvested .................................................................................... 93 869 62
Redeemed .....................................................................................
(797) (17,854) (2,535)
Net Increase (Decrease)
(439) (9,484) 4,485
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
From net investment income and net realized gain on investments ............................................. $ (388) $ (4,223) $ (2,032)
Total Dividends and Distributions
$ (388) $ (4,223) $ (2,032)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............................................. $ (1,107) $ (11,817) $ (2,217)
Total Dividends and Distributions
$ (1,107) $ (11,817) $ (2,217)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Global Sustainable Listed Infrastructure
Fund
Period Ended
February 28,
2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 202 $ 483
Net realized gain (loss) on investments and foreign currencies ............................................................................. 424 256
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(913) 2,148
Net Increase (Decrease) in Net Assets Resulting from Operations (287) 2,887
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,067) (1,246)
Total Dividends and Distributions (1,067) (1,246)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
1,154 1,945
Total Increase (Decrease) in Net Assets (200) 3,586
Net Assets
Beginning of period ..........................................................................................................................
19,595 16,009
End of period ................................................................................................................................
$ 19,395 $ 19,595
Institutional
Capital Share Transactions:
Period Ended February 28, 2025
Dollars:
Sold .............................................................................................................. $ 445
Reinvested ......................................................................................................... 789
Redeemed ..........................................................................................................
(80)
Net Increase (Decrease)
$ 1,154
Shares:
Sold .............................................................................................................. 41
Reinvested ......................................................................................................... 76
Redeemed ..........................................................................................................
(7)
Net Increase (Decrease)
110
Year Ended August 31, 2024
Dollars:
Sold .............................................................................................................. $ 1,293
Reinvested ......................................................................................................... 884
Redeemed ..........................................................................................................
(232)
Net Increase (Decrease)
$ 1,945
Shares:
Sold .............................................................................................................. 126
Reinvested ......................................................................................................... 85
Redeemed ..........................................................................................................
(23)
Net Increase (Decrease)
188
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
From net investment income and net realized gain on investments .................................................................. $ (1,067)
Total Dividends and Distributions
$ (1,067)
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................................................. $ (1,246)
Total Dividends and Distributions
$ (1,246)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Equity Index Fund
Period Ended
February 28,
2025
(a), (b)
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 9,037 $ 31,910
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 16,450 29,666
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
(30,667) 144,722
Net Increase (Decrease) in Net Assets Resulting from Operations (5,180) 206,298
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (49,386) (43,737)
Total Dividends and Distributions (49,386) (43,737)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(40,906) (194,364)
Total Increase (Decrease) in Net Assets (95,472) (31,803)
Net Assets
Beginning of period ..........................................................................................................................
1,200,791 1,232,594
End of period ................................................................................................................................
$ 1,105,319 $ 1,200,791
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 16,446 $ 5 $ 1,673 $ 418 $ 10,594 $ 65,930
Reinvested .................................................... 3,842 – 522 – 1,018 44,004
Redeemed .....................................................
(22,128) (189) (1,515) (9,269) (3,163) (149,094)
Net Increase (Decrease)
$ (1,840) $ (184) $ 680 $ (8,851) $ 8,449 $ (39,160)
Shares:
Sold ......................................................... 1,402 – 145 35 918 5,562
Reinvested .................................................... 346 – 48 – 92 3,957
Redeemed .....................................................
(1,880) (16) (132) (807) (273) (12,661)
Net Increase (Decrease)
(132) (16) 61 (772) 737 (3,142)
Year Ended August 31, 2024
Dollars:
Sold ......................................................... $ 28,193 $ 36 $ 3,508 $ 2,645 $ 3,312 $ 91,887
Reinvested .................................................... 2,679 6 454 366 516 39,716
Redeemed .....................................................
(21,832) (266) (4,554) (4,845) (3,821) (332,364)
Net Increase (Decrease)
$ 9,040 $ (224) $ (592) $ (1,834) $ 7 $ (200,761)
Shares:
Sold ......................................................... 2,499 3 325 238 298 8,133
Reinvested .................................................... 241 1 42 33 47 3,570
Redeemed .....................................................
(1,927) (26) (409) (436) (343) (30,063)
Net Increase (Decrease)
813 (22) (42) (165) 2 (18,360)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (3,842) $ – $ (522) $ – $ (1,018) $ (44,004)
Total Dividends and Distributions
$ (3,842) $ – $ (522) $ – $ (1,018) $ (44,004)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ............. $ (2,679) $ (6) $ (454) $ (366) $ (516) $ (39,716)
Total Dividends and Distributions
$ (2,679) $ (6) $ (454) $ (366) $ (516) $ (39,716)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Small Company Fund
Period Ended
February 28,
2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 2,733 $ 11,829
Net realized gain (loss) on investments and foreign currencies ............................................................................. 22,873 (1,615)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(54,035) 82,079
Net Increase (Decrease) in Net Assets Resulting from Operations (28,429) 92,293
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (21,552) (13,761)
Total Dividends and Distributions (21,552) (13,761)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(260,030) (42,271)
Total Increase (Decrease) in Net Assets (310,011) 36,261
Net Assets
Beginning of period ..........................................................................................................................
742,768 706,507
End of period ................................................................................................................................
$ 432,757 $ 742,768
Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2025
Dollars:
Sold ................................................................................................... $ 1,273 $ 23,542
Reinvested .............................................................................................. 857 20,693
Redeemed ...............................................................................................
(10,186) (296,209)
Net Increase (Decrease)
$ (8,056) $ (251,974)
Shares:
Sold ................................................................................................... 122 2,262
Reinvested .............................................................................................. 88 2,109
Redeemed ...............................................................................................
(993) (29,265)
Net Increase (Decrease)
(783) (24,894)
Year Ended August 31, 2024
Dollars:
Sold ................................................................................................... $ 8,675 $ 71,148
Reinvested .............................................................................................. 730 13,031
Redeemed ...............................................................................................
(19,656) (116,199)
Net Increase (Decrease)
$ (10,251) $ (32,020)
Shares:
Sold ................................................................................................... 875 7,092
Reinvested .............................................................................................. 73 1,291
Redeemed ...............................................................................................
(1,969) (11,702)
Net Increase (Decrease)
(1,021) (3,319)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
From net investment income and net realized gain on investments ....................................................... $ (857) $ (20,695)
Total Dividends and Distributions
$ (857) $ (20,695)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (730) $ (13,031)
Total Dividends and Distributions
$ (730) $ (13,031)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 28,
2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 3,345 $ 6,480
Net realized gain (loss) on investments ...................................................................................................... (555) (3,212)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
324 9,404
Net Increase (Decrease) in Net Assets Resulting from Operations 3,114 12,672
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (3,533) (6,569)
Total Dividends and Distributions (3,533) (6,569)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
29,218 12,217
Total Increase (Decrease) in Net Assets 28,799 18,320
Net Assets
Beginning of period ..........................................................................................................................
153,730 135,410
End of period ................................................................................................................................
$ 182,529 $ 153,730
Class A Institutional
Capital Share Transactions:
Period Ended February 28, 2025
Dollars:
Sold ................................................................................................... $ 5,281 $ 42,137
Reinvested .............................................................................................. 717 2,790
Redeemed ...............................................................................................
(5,184) (16,523)
Net Increase (Decrease)
$ 814 $ 28,404
Shares:
Sold ................................................................................................... 543 4,337
Reinvested .............................................................................................. 73 286
Redeemed ...............................................................................................
(534) (1,690)
Net Increase (Decrease)
82 2,933
Year Ended August 31, 2024
Dollars:
Sold ................................................................................................... $ 9,741 $ 64,918
Reinvested .............................................................................................. 1,553 4,949
Redeemed ...............................................................................................
(19,017) (49,927)
Net Increase (Decrease)
$ (7,723) $ 19,940
Shares:
Sold ................................................................................................... 1,026 6,849
Reinvested .............................................................................................. 163 516
Redeemed ...............................................................................................
(2,011) (5,249)
Net Increase (Decrease)
(822) 2,116
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
From net investment income and net realized gain on investments ....................................................... $ (743) $ (2,790)
Total Dividends and Distributions
$ (743) $ (2,790)
Year Ended August 31, 2024
From net investment income and net realized gain on investments ....................................................... $ (1,613) $ (4,956)
Total Dividends and Distributions
$ (1,613) $ (4,956)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 28,
2025
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 10,813 $ 19,506
Net realized gain (loss) on investments and foreign currencies ............................................................................. 19,607 56,722
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(8,909) 151,281
Net Increase (Decrease) in Net Assets Resulting from Operations 21,511 227,509
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (64,144) (30,859)
Total Dividends and Distributions (64,144) (30,859)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
222,781 9,742
Total Increase (Decrease) in Net Assets 180,148 206,392
Net Assets
Beginning of period ..........................................................................................................................
1,492,132 1,285,740
End of period ................................................................................................................................
$ 1,672,280 $ 1,492,132
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2025
Dollars:
Sold .............................................................................. $ 12,782 $ 1,515 $ 54,699 $ 264,057
Reinvested ......................................................................... 6,043 640 26,641 28,728
Redeemed ..........................................................................
(14,066) (7,063) (86,671) (64,524)
Net Increase (Decrease)
$ 4,759 $ (4,908) $ (5,331) $ 228,261
Shares:
Sold .............................................................................. 665 80 2,826 13,697
Reinvested ......................................................................... 311 33 1,362 1,460
Redeemed ..........................................................................
(730) (369) (4,485) (3,323)
Net Increase (Decrease)
246 (256) (297) 11,834
Year Ended August 31, 2024
Dollars:
Sold .............................................................................. $ 21,006 $ 2,875 $ 109,761 $ 292,776
Reinvested ......................................................................... 3,368 409 16,723 8,982
Redeemed ..........................................................................
(26,943) (13,329) (180,516) (225,370)
Net Increase (Decrease)
$ (2,569) $ (10,045) $ (54,032) $ 76,388
Shares:
Sold .............................................................................. 1,208 167 6,271 15,909
Reinvested ......................................................................... 197 24 970 521
Redeemed ..........................................................................
(1,567) (780) (10,448) (12,938)
Net Increase (Decrease)
(162) (589) (3,207) 3,492
Dividends and Distributions to Shareholders:
Period Ended February 28, 2025
From net investment income and net realized gain on investments .................................. $ (6,557) $ (661) $ (28,196) $ (28,730)
Total Dividends and Distributions
$ (6,557) $ (661) $ (28,196) $ (28,730)
Year Ended August 31, 2024
From net investment income and net realized gain on investments .................................. $ (3,684) $ (418) $ (17,775) $ (8,982)
Total Dividends and Distributions
$ (3,684) $ (418) $ (17,775) $ (8,982)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 28,
2025
(a), (b)
Year Ended
August 31, 2024
Operations
Net investment income (loss) ................................................................................................................ $ 146,132 $ 282,387
Net realized gain (loss) on investments , futures and options and swaptions ................................................................ (4,568) (38,732)
Net change in unrealized appreciation/(depreciation) of investments and options and swaptions ..........................................
46,635 489,502
Net Increase (Decrease) in Net Assets Resulting from Operations 188,199 733,157
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (173,553) (317,557)
Total Dividends and Distributions (173,553) (317,557)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(308,216) 64,628
Total Increase (Decrease) in Net Assets (293,570) 480,228
Net Assets
Beginning of period ..........................................................................................................................
6,234,456 5,754,228
End of period ................................................................................................................................
$ 5,940,886 $ 6,234,456
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2025
(a), (b)
Dollars:
Sold .......................... $ 52,645 $ 13,041 $ 2,740 $ 573,902 $ 2 $ 726 $ 15 $ 1,118 $ 93,962
Reinvested ..................... 15,104 2,735 951 106,684 4 49 10 82 14,514
Redeemed ......................
(115,283) (22,641) (4,066) (842,396) (501) (307) (1,012) (375) (199,919)
Net Increase (Decrease)
$ (47,534) $ (6,865) $ (375) $ (161,810) $ (495) $ 468 $ (987) $ 825 $ (91,443)
Shares:
Sold .......................... 5,634 1,393 304 61,942 – 79 2 122 10,152
Reinvested ..................... 1,619 293 106 11,543 – 5 1 9 1,572
Redeemed ......................
(12,344) (2,422) (451) (91,027) (54) (33) (111) (41) (21,549)
Net Increase (Decrease)
(5,091) (736) (41) (17,542) (54) 51 (108) 90 (9,825)
Year Ended August 31, 2024
Dollars:
Sold .......................... $ 147,058 $ 22,778 $ 4,938 $ 1,553,722 $ 11 $ 444 $ 56 $ 576 $ 220,817
Reinvested ..................... 28,350 5,305 1,683 193,163 22 91 49 114 27,458
Redeemed ......................
(217,149) (51,141) (5,842) (1,573,185) (31) (910) (129) (272) (293,348)
Net Increase (Decrease)
$ (41,741) $ (23,058) $ 779 $ 173,700 $ 2 $ (375) $ (24) $ 418 $ (45,073)
Shares:
Sold .......................... 16,480 2,546 570 175,781 1 51 6 64 24,661
Reinvested ..................... 3,179 596 195 21,830 3 10 6 13 3,107
Redeemed ......................
(24,367) (5,748) (682) (178,300) (4) (102) (15) (31) (33,342)
Net Increase (Decrease)
(4,708) (2,606) 83 19,311 – (41) (3) 46 (5,574)
Dividends and Distributions to
Shareholders:
Period Ended February 28, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (18,585) $ (3,096) $ (963) $ (124,429) $ (7) $ (53) $ (15) $ (82) $ (26,323)
Total Dividends and Distributions
$ (18,585) $ (3,096) $ (963) $ (124,429) $ (7) $ (53) $ (15) $ (82) $ (26,323)
Year Ended August 31, 2024
From net investment income and net
realized gain on investments ......... $ (35,438) $ (6,057) $ (1,706) $ (224,250) $ (22) $ (98) $ (50) $ (114) $ (49,822)
Total Dividends and Distributions
$ (35,438) $ (6,057) $ (1,706) $ (224,250) $ (22) $ (98) $ (50) $ (114) $ (49,822)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond
Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, Global Sustainable
Listed Infrastructure Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Small-MidCap
Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund, each a series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to eight classes of shares: Class A, Class C, Class J, Class S, Institutional, R-3, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective January 13, 2023, Class R-5 shares discontinued operations and converted into Class R-6 shares for Diversified Real Asset Fund.
On March 13, 2024, the Fund’s Board of Directors approved the conversion of Class R-1 shares into Class R-3 shares and Class R-4 shares into
Class R-5 shares for the Bond Market Index Fund, International Equity Index Fund, and the Spectrum Preferred and Capital Securities Income
Fund following the close of business on November 22, 2024; and approved the conversion of the Class R-4 shares of the Blue Chip Fund into
Class R-5 shares following the close of business on November 22, 2024.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February 28,
2025:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of
Diversified Real Asset Fund
Euro 8 .2%
Global Multi-Strategy Fund
Canadian Dollar 6 .8%
Global Sustainable Listed Infrastructure Fund
Euro 11 .1%
Canadian Dollar 10 .0
Hong Kong Dollar 8 .0
British Pound Sterling 7 .4
Australian Dollar 5 .3
International Equity Index Fund
Euro 32 .9%
Japanese Yen 21 .1
British Pound Sterling 14 .5
Swiss Franc 9 .7
Australian Dollar 6 .6
International Small Company Fund
Japanese Yen 31 .5%
Euro 20 .7
British Pound Sterling 16 .9
Canadian Dollar 11 .9
Australian Dollar 5 .6
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-
dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended February 28, 2025, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in foreign tax reclaims on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25% of their total net assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for Diversified Real
Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global
Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2025, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. The impact of these ASUs did not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. As of September 1, 2024, the Funds have adopted the ASU and there was no material impact to the Funds. Required disclosures were added, as applicable.
In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures,
which improves reportable segment disclosure requirements, primarily through enhanced disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 . Management expects the impact of this ASU will not have a material impact on the Funds' financial statements.
In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds' financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the Secured Overnight Financing
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 418,239 17.12%
GMS Cayman Corporation $ 4,791 1.12%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding lending as of February 28, 2025. There was no outstanding borrowing as of February 28, 2025.
During the period ended February 28, 2025, Funds lending to the Facility were as follows (amount in thousands):
During the period ended February 28, 2025, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding borrowing as of February 28, 2025.
During the period ended February 28, 2025, Funds borrowing against the line of credit were as follows (amounts in thousands):
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Fund $ 1 4.94% $ —
Bond Market Index Fund 397 5.63 11
Capital Securities Fund 49 5.24 1
Diversified Real Asset Fund 528 5.19 14
Edge MidCap Fund 11 5.19 —
Global Multi-Strategy Fund 25 5.30 1
Global Sustainable Listed Infrastructure Fund 16 5.45 —
International Equity Index Fund 10 5.58 —
International Small Company Fund 54 5.69 2
Small- MidCap Dividend Income Fund 217 5.40 6
Spectrum Preferred and Capital Securities Income Fund 793 5.42 21
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Fund $ 4,195 5.14% $ 107
Capital Securities Fund 23 5.00 1
Diversified Real Asset Fund 246 5.44 7
Global Multi-Strategy Fund 73 — —
International Equity Index Fund 204 4.96 5
International Small Company Fund 133 4.96 3
Opportunistic Municipal Fund 48 5.28 1
Spectrum Preferred and Capital Securities Income Fund 345 5.15 9
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 28 5.46%
Capital Securities Fund 5 5.46
Diversified Real Asset Fund 6 5.46
Global Multi-Strategy Fund 5 5.46
Small- MidCap Dividend Income Fund 10 5.46
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of February 28, 2025, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ — $ (4) $ (4)
Total Return Swaps 33 (63) (30)
$ 33 $ (67) $ (34) $ — $ (34)
Bank of New York Mellon
Foreign Currency Contracts 1 — 1
$ 1 $ — $ 1 $ — $ 1
Barclays Bank PLC
Foreign Currency Contracts 3 — 3
$ 3 $ — $ 3 $ — $ 3
BNP Paribas
Foreign Currency Contracts — (9) (9)
$ — $ (9) $ (9) $ — $ (9)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund (continued)
Citigroup Inc
Foreign Currency Contracts $ 5 $ (47) $ (42)
Purchased Interest Rate Swaptions 82 — 82
Purchased Options 23 — 23
Total Return Swaps 44 (67) (23)
Written Interest Rate Swaptions — (9) (9)
Written Options — (5) (5)
$ 154 $ (128) $ 26 $ (13) $ 13
Deutsche Bank AG
Foreign Currency Contracts 9 — 9
$ 9 $ — $ 9 $ — $ 9
Goldman Sachs & Co
Foreign Currency Contracts 1 (1) —
Total Return Swaps 60 — 60
$ 61 $ (1) $ 60 $ — $ 60
HSBC Securities Inc
Foreign Currency Contracts 14 (13) 1
$ 14 $ (13) $ 1 $ — $ 1
JPMorgan Chase
Foreign Currency Contracts 48 — 48
Total Return Swaps — (60) (60)
$ 48 $ (60) $ (12) $ — $ (12)
Morgan Stanley & Co
Foreign Currency Contracts 4 — 4
$ 4 $ — $ 4 $ (4) $ —
Toronto Dominion Bank
Foreign Currency Contracts — — —
$ — $ — $ — $ — $ —
UBS AG
Foreign Currency Contracts 19 (20) (1)
$ 19 $ (20) $ (1) $ — $ (1)
Total OTC $ 346 $ (298) $ 48 $ 31
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 1,361 (659) 702
$ 1,361 $ (659) $ 702 $ — $ 702
Barclays Bank PLC
Foreign Currency Contracts 7 — 7
$ 7 $ — $ 7 $ — $ 7
BNP Paribas
Foreign Currency Contracts 365 (102) 263
$ 365 $ (102) $ 263 $ — $ 263
Citigroup Inc
Foreign Currency Contracts 55 (48) 7
Total Return Swaps 137 — 137
$ 192 $ (48) $ 144 $ — $ 144
Credit Agricole CIB
Foreign Currency Contracts 297 (84) 213
$ 297 $ (84) $ 213 $ — $ 213
Deutsche Bank AG
Foreign Currency Contracts 4 — 4
$ 4 $ — $ 4 $ — $ 4
Goldman Sachs & Co
Credit Default Swaps — (133) (133)
Foreign Currency Contracts 39 (24) 15
Total Return Swaps 200 — 200
$ 239 $ (157) $ 82 $ — $ 82
HSBC Securities Inc
Foreign Currency Contracts 114 (56) 58
Total Return Swaps 56 (9) 47
$ 170 $ (65) $ 105 $ — $ 105
JPMorgan Chase
Foreign Currency Contracts 64 (30) 34
Total Return Swaps 33 (336) (303)
$ 97 $ (366) $ (269) $ 269
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended February 28, 2025, none of the
Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of February 28, 2025, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of February 28, 2025, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund (continued)
Merrill Lynch
Foreign Currency Contracts $ 3 $ — $ 3
$ 3 $ — $ 3 $ — $ 3
Morgan Stanley & Co
Total Return Swaps 6,351 — 6,351
$ 6,351 $ — $ 6,351 $ — $ 6,351
RBC Dominon Securities Corp
Foreign Currency Contracts 84 (100) (16)
$ 84 $ (100) $ (16) $ — $ (16)
Total OTC $ 9,170 $ (1,581) $ 7,589 $ 7,858
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits with
Counterparty
Diversified Real Asset Fund $ 1,413 $ — $ — $ 1,413
Global Multi-Strategy Fund 6,238 5,445 139 11,822
International Equity Index Fund 77 — — 77
Spectrum Preferred and Capital Securities Income Fund 8,834 — — 8,834
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts
and TBA Securities)
Total Deposits from
Counterparty
Bond Market Index Fund $ — $ 281 $ 281
Diversified Real Asset Fund 74 57 131
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the period ended February 28, 2025, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Opportunistic Municipal Fund $ 9,797 3.21%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the period, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss.
A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of February 28, 2025, the Funds had no commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, the Funds may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S.
government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of February 28, 2025, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 126 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Certain Total
Return Swaps are valued using the closing price of their underlying custom basket of equity securities multiplied by the quantity of each position.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities,
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2025 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be
found at www.PrincipalAM.com. As of February 28, 2025, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
Total Percentage of
Outstanding Shares
Owned
Blue Chip Fund 25.62%
Bond Market Index Fund 91.93
Diversified Real Asset Fund 19.97
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares
Owned
International Equity Index Fund 52.84
International Small Company Fund 93.61
Small-MidCap Dividend Income Fund 41.04
Spectrum Preferred and Capital Securities Income Fund 5.38
Asset Derivatives February 28, 2025 Liability Derivatives February 28, 2025
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 6,409
*
Payables, Total distributable earnings (accumulated loss) $ 9,187
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 18
*
$ —
Foreign Exchange Contracts Receivables $ 104 Payables $ 94
Interest Rate Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 278
*
Payables, Total distributable earnings (accumulated loss) $ 318
*
Total $ 6,809 $ 9,599
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 247
*
Payables, Total distributable earnings (accumulated loss) $ 636
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2
*
Payables, Total distributable earnings (accumulated loss) $ 174
*
Equity Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 8,524
*
Payables, Total distributable earnings (accumulated loss) $ 1,531
*
Foreign Exchange Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,399
*
Payables $ 1,103
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,253
*
Payables, Total distributable earnings (accumulated loss) $ 1,142
*
Total $ 12,425 $ 4,586
International Equity Index Fund
Equity Contracts $ — Payables, Total distributable earnings (accumulated loss) $ 3
*
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions .
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period  ended February
28, 2025 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments* $ (302) $ —
Futures contracts $ 21,048 $ (3,675)
Options and swaptions $ 132 $ —
Swap agreements $ 3,824 $ 1,532
Credit Contracts
Swap agreements $ 210 $ (62)
Foreign Exchange Contracts
Investment transactions/Investments* $ (9) $ 12
Foreign currency contracts $ 398 $ 156
Options and swaptions $ 5 $ —
Interest Rate Contracts
Investment transactions/Investments* $ 200 $ (141)
Futures contracts $ (90) $ (59)
Options and swaptions $ 62 $ 101
Swap agreements $ (153) $ 54
Total $ 25,325 $ (2,082)
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts $ 73 $ (1,068)
Credit Contracts
Swap agreements $ (341) $ 22
Equity Contracts
Investment transactions/Investments* $ (652) $ 211
Futures contracts $ (485) $ 1,243
Options and swaptions $ 673 $ 90
Swap agreements $ (491) $ 1,416
Foreign Exchange Contracts
Foreign currency contracts $ 2,542 $ 3,004
Futures contracts $ 47 $ 31
Interest Rate Contracts
Investment transactions/Investments* $ (144) $ (16)
Futures contracts $ (3,250) $ 316
Options and swaptions $ 209 $ 5
Swap agreements $ 46 $ (87)
Total $ (1, 773 ) $ 5,167
International Equity Index Fund
Equity Contracts
Futures contracts $ 70 $ (137)
Spectrum Preferred and Capital Securities Fund
Interest Rate Contracts
Futures contracts $ (3,420) $ —
Options and swaptions $ 2,731 $ (11)
Total $ (689) $ (11)
*Investment transactions includes purchased options and/or purchased swaptions .
                    Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long $ 375,525
Futures - Short 50,756
Total Return Swaps - Receive Positive Return 237
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection 4,606
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 7,211
Foreign Currency Contracts - Contracts to Deliver 13,014
Purchased Options 6,384
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 3,309
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
                    Contract Type Derivative Type Average Notional
Diversified Real Asset Fund (continued)
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 33,999
Futures - Long 21,361
Futures - Short 28,786
Purchased Interest Rate Swaptions 59,336
Purchased Options 12,310
Written Interest Rate Swaptions 78,387
Written Options 12,345
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long 13,991
Futures - Short 9,955
Credit Contracts
Credit Default Swaps - Buy Protection 10,125
Exchange Cleared Credit Default Swaps - Buy Protection 9,275
Equity Contracts
Futures - Long 44,655
Futures - Short 16,468
Purchased Options 233
Total Return Swaps - Receive Positive Return 137,227
Written Options 226
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 100,025
Foreign Currency Contracts - Contracts to Deliver 157,468
Futures - Long 1,152
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 23,259
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 7,863
Futures - Long 118,097
Futures - Short 138,864
Purchased Options 197
Total Return Swaps - Receive Positive Return 2,332
Written Options 148
International Equity Index Fund
Equity Contracts
Futures - Long 2,517
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Long 55,594
Written Options 625
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 11,294,540 $ — $ — $ 11,294,540
Investment Companies* 5,527 — — 5,527
Total investments in securities $ 11,300,067 $ — $ — $ 11,300,067
Bond Market Index Fund
Bonds* — 693,437 — 693,437
Investment Companies* 113,888 — — 113,888
Municipal Bonds* — 3,149 — 3,149
U.S. Government & Government Agency Obligations* — 1,786,642 — 1,786,642
Total investments in securities $ 113,888 $ 2,483,228 $ — $ 2,597,116
Capital Securities Fund
Bonds* — 1,151,857 — 1,151,857
Investment Companies* 48,167 — — 48,167
Preferred Stocks* 10,371 — — 10,371
Total investments in securities $ 58,538 $ 1,151,857 $ — $ 1,210,395
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds* $ — $ 16,978 $ — $ 16,978
Common Stocks
Basic Materials 85,330 35,181 — 120,511
Communications — 5,357 — 5,357
Consumer, Cyclical 6,930 3,122 — 10,052
Consumer, Non-cyclical 21,693 20,823 2 42,518
Energy 201,718 18,122 — 219,840
Financial 506,262 156,150 — 662,412
Industrial 57,862 107,962 — 165,824
Technology 5,512 1,097 103 6,712
Utilities 145,294 136,420 — 281,714
Investment Companies* 333,199 — — 333,199
Preferred Stocks
Industrial — 260 — 260
Utilities 3,413 — — 3,413
Senior Floating Rate Interests* — 95,913 40 95,953
U.S. Government & Government Agency Obligations* — 553,764 — 553,764
Purchased Options — 23 — 23
Purchased Interest Rate Swaptions — 82 — 82
Total investments in securities $ 1,367,213 $ 1,151,254 $ 145 $ 2,518,612
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 18 — 18
Commodity Contracts
Futures** 6,272 — — 6,272
Total Return Swaps — 137 — 137
Foreign Exchange Contracts
Foreign Currency Contracts — 104 — 104
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 10 3 — 10 3
Futures** 70 — — 70
Derivative Liabilities
Commodity Contracts
Futures** (8,997) — — (8,997)
Total Return Swaps — (190) — (190)
Foreign Exchange Contracts
Foreign Currency Contracts — (94) — (94)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (14 6 ) — (14 6 )
Futures** (158) — — (158)
Written Interest Rate Swaptions — (9) — (9)
Written Options — (5) — (5)
Edge MidCap Fund
Common Stocks* 68,760 — — 68,760
Investment Companies* 1,232 — — 1,232
Total investments in securities $ 69,992 $ — $ — $ 69,992
Global Multi-Strategy Fund
Bonds* — 147,161 — 147,161
Common Stocks
Basic Materials 6,969 699 — 7,668
Communications 22,420 1,026 — 23,446
Consumer, Cyclical 13,326 1,631 — 14,957
Consumer, Non-cyclical 26,319 4,304 6 30,629
Diversified 1,186 186 — 1,372
Energy 9,230 111 — 9,341
Financial 18,082 3,851 — 21,933
Industrial 15,835 2,762 — 18,597
Technology 19,223 840 14 20,077
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Common Stocks (continued)
Utilities $ 2,608 $ 265 $ — $ 2,873
Convertible Bonds* — 1,779 — 1,779
Convertible Preferred Stocks
Energy — — 52 52
Industrial 170 — — 170
Utilities 24 — — 24
Investment Companies* 97,570 — — 97,570
Senior Floating Rate Interests* — 869 — 869
U.S. Government & Government Agency Obligations* — 11,623 — 11,623
Purchased Options — 318 — 318
Total investments in securities $ 232,962 $ 177,425 $ 72 $ 410,459
Short Sales
Common Stocks* (36) — — (36)
Total Short Sales $ (36) $ — $ — $ (36)
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 2 — 2
Commodity Contracts
Futures** 247 — — 247
Equity Contracts
Futures** 1,655 — — 1,655
Total Return Swaps — 6,551 — 6,551
Foreign Exchange Contracts
Foreign Currency Contracts — 2,393 — 2,393
Futures** 6 — — 6
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 687 — 687
Futures** 340 — — 340
Total Return Swaps — 22 6 — 22 6
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (133) — (133)
Exchange Cleared Credit Default Swaps** — (41) — (41)
Commodity Contracts
Futures** (636) — — (636)
Equity Contracts
Futures** (524) — — (524)
Total Return Swaps — (336) — (336)
Written Options — (671) — (671)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,103) — (1,103)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (728) — (728)
Futures** (391) — — (391)
Total Return Swaps — (9) — (9)
Written Options (14) — — (14)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Communications — 214 — 214
Consumer, Non-cyclical 380 547 — 927
Energy 1,766 486 — 2,252
Financial 1,733 — — 1,733
Industrial 1,699 2,009 — 3,708
Utilities 6,899 3,135 — 10,034
Investment Companies* 519 — — 519
Total investments in securities $ 12,996 $ 6,391 $ — $ 19,387
International Equity Index Fund
Common Stocks
Basic Materials — 52,768 — 52,768
Communications 10,073 44,398 — 54,471
Consumer, Cyclical — 141,560 — 141,560
Consumer, Non-cyclical 2,257 244,463 — 246,720
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and/or futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period , there were no Funds which had a significant Level 3 balance. During the period , there were no significant purchases, sales, or transfers into or out of Level 3.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund (continued)
Common Stocks (continued)
Diversified $ — $ 558 $ — $ 558
Energy — 38,125 — 38,125
Financial 1,627 262,754 — 264,381
Industrial — 158,396 — 158,396
Technology 3,219 72,008 — 75,227
Utilities — 31,605 — 31,605
Investment Companies* 37,254 — — 37,254
Preferred Stocks
Consumer, Cyclical — 2,453 — 2,453
Consumer, Non-cyclical — 908 — 908
Industrial — 408 — 408
Total investments in securities $ 54,430 $ 1,050,404 $ — $ 1,104,834
Derivative Liabilities
Equity Contracts
Futures** (3) — — (3)
International Small Company Fund
Common Stocks
Basic Materials 13,178 23,820 — 36,998
Communications 3,077 8,881 — 11,958
Consumer, Cyclical 3,765 60,396 — 64,161
Consumer, Non-cyclical 5,839 54,660 — 60,499
Energy 6,180 5,495 — 11,675
Financial 2,620 95,493 — 98,113
Industrial 10,232 94,258 — 104,490
Technology 13,509 14,959 — 28,468
Utilities 3,192 10,117 — 13,309
Investment Companies* 4,538 — — 4,538
Total investments in securities $ 66,130 $ 368,079 $ — $ 434,209
Opportunistic Municipal Fund
Investment Companies* 716 — — 716
Municipal Bonds* — 199,644 — 199,644
Total investments in securities $ 716 $ 199,644 $ — $ 200,360
Small- MidCap Dividend Income Fund
Common Stocks* 1,648,237 — — 1,648,237
Investment Companies* 25,560 — — 25,560
Total investments in securities $ 1,673,797 $ — $ — $ 1,673,797
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,343,009 — 5,343,009
Convertible Preferred Stocks* 2,880 — — 2,880
Investment Companies* 251,422 — — 251,422
Preferred Stocks
Communications 35,082 — — 35,082
Consumer, Non-cyclical — 22,921 — 22,921
Financial 350,415 — — 350,415
Utilities 44,506 — — 44,506
Total investments in securities $ 684,305 $ 5,365,930 $ — $ 6,050,235
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. There is no management fee charged by Capital Securities Fund. The annual rates used in this calculation for each of the Funds are as follows:
In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
R-1 shares discontinued operations and converted to Class R-3 shares and Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer
Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds.
The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund .65% .63% .61% .60%
Global Multi-Strategy Fund (Effective December 31, 2024) 1.21 1.19 1.17 1.16
Global Sustainable Listed Infrastructure Fund .75 .73 .71 .70
International Small Company Fund 1.00 .98 .96 .95
Opportunistic Municipal Fund .44 .42 .40 .39
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Global Multi-Strategy Fund (Prior to December 31, 2024) 1.36% 1.30% 1.25%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund .80% .78% .76% .75% .74% .73%
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
Bond Market Index Fund (Effective December 31, 2024) .12% .10% .08%
International Equity Index Fund (Effective December 31, 2024) .22 .18 .15
All Net Assets
Bond Market Index Fund (Prior to December 31, 2024) .14%
International Equity Index Fund (Prior to December 31, 2024) .25
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58% .57%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund .75% .73% .71% .70% .69% .68% .67% .66% .65%

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Prior to December 31, 2024, the contractual limit was 1.43%.
** Prior to December 31, 2024, the contractual limit was .31%.
The Manager has contractually agreed to limit Capital Securities Fund’s expenses attributable to Class S shares by paying expenses normally payable by Capital Securities Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently. Capital Securities Fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with Capital
Securities Fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc.
(“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1,
R-3, and R-4 classes of shares, respectively. Class R-1 shares discontinued operations and converted to Class R-3 shares and Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.
Period from September 1, 2024 through February 28, 2025
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2025
Diversified Real Asset Fund
1.20% N/A .83 December 30, 2025
Edge MidCap Fund
1.10 N/A .77 December 30, 2025
Global Multi-Strategy Fund
N/A N/A 1.39* December 30, 2025
Global Sustainable Listed Infrastructure Fund
N/A N/A .88 December 30, 2025
International Equity Index Fund
N/A N/A .28** December 30, 2025
International Small Company Fund
N/A N/A 1.08 December 30, 2025
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2025
Small-MidCap Dividend Income Fund
1.12 1.87% .85 December 30, 2025
Period from September 1, 2024 through February 28, 2025
R-6 Expiration
Diversified Real Asset Fund .02% December 30, 2025
Edge MidCap Fund .02 December 30, 2025
Global Multi-Strategy Fund .04# December 30, 2025
International Equity Index Fund .04 December 30, 2025
International Small Company Fund .04 December 30, 2025
Small- MidCap Dividend Income Fund .02 December 30, 2025
# Prior to December 31, 2024, the contractual limit was .02%.
Period from September 1, 2024 through February 28, 2025
Expiration
Blue Chip Fund .030% December 30, 2025
Bond Market Index Fund .015 December 30, 2024
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

The Distributor voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to
Class J shares through December 31, 2024. The limit maintained the level of distribution fees not to exceed .14% for Class J shares. The voluntary expense limit was terminated December 31, 2024.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred and
Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 28, 2025, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At February 28, 2025, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the
Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $46,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2025 .
Class A Class C Class J
Blue Chip Fund $ 295 $ 16 $ 12
Bond Market Index Fund N/A N/A 1
Diversified Real Asset Fund 3 N/A N/A
Edge MidCap Fund 13 N/A N/A
Global Multi-Strategy Fund 1 N/A N/A
Opportunistic Municipal Fund 2 N/A N/A
Small- MidCap Dividend Income Fund 16 — N/A
Spectrum Preferred and Capital Securities Income Fund 61 3 —
Institutional R-6
Blue Chip Fund 604 43,301
Bond Market Index Fund 1,073 –
Diversified Real Asset Fund 50 6,947
Edge MidCap Fund 155 –
Global Multi-Strategy Fund 24 448
Global Sustainable Listed Infrastructure Fund 1,145 –
International Equity Index Fund – 31,409
International Small Company Fund 155 326
Opportunistic Municipal Fund 29 –
Small- MidCap Dividend Income Fund 74 612
Spectrum Preferred and Capital Securities Income Fund – 3,043
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

6. Investment Transactions
For the period ended February 28, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the period ended February 28, 2025, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2025 and August 31,
2024 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,104,666 $ 2,151,811 $ — $ —
Bond Market Index Fund 268,089 162,439 — —
Capital Securities Fund 97,260 130,123 — —
Diversified Real Asset Fund 881,941 1,098,391 22,847 22,847
Edge MidCap Fund 10,658 18,402 — —
Global Multi-Strategy Fund 193,730 224,527 32,435 12,513
Global Sustainable Listed Infrastructure Fund 4,697 4,280 — —
International Equity Index Fund 147,205 227,671 — —
International Small Company Fund 116,740 387,726 — —
Opportunistic Municipal Fund 93,493 57,243 — —
Small- MidCap Dividend Income Fund 351,043 172,292 — —
Spectrum Preferred and Capital Securities Income Fund 866,348 1,114,919 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 483,227 $ 339,502 $ — $ —
Diversified Real Asset Fund 64,108 229,677 — —
Global Multi-Strategy Fund 454 8,966 — —
Ordinary Income Tax-Exempt Income^
Long-Term Capital
Gain*
2025 2024 2025 2024 2025 2024
Blue Chip Fund $ 9,386 $ 1,781 $ — $ — $ 493,791 $ —
Bond Market Index Fund 81,344 85,167 — — — —
Capital Securities Fund 36,619 63,966 — — — —
Diversified Real Asset Fund 29,471 90,582 — — — —
Edge MidCap Fund 624 1,009 — — 1,714 300
Global Multi-Strategy Fund 6,513 15,141 — — 130 —
Global Sustainable Listed Infrastructure Fund 572 1,233 — — 495 13
International Equity Index Fund 37,530 34,015 — — 11,856 9,722
International Small Company Fund 21,552 13,761 — — — —
Opportunistic Municipal Fund — 50 3,533 6,519 — —
Small- MidCap Dividend Income Fund 15,431 22,739 — — 48,713 8,120
Spectrum Preferred and Capital Securities Income Fund 173,553 317,557 — — — —

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Distributable Earnings. As of August 31, 2024, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2024, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
*In accordance with IRC Sections 381-384, portions of losses in future years could be subject to limitations.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2024 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2024 , the Funds do not plan to defer any late year losses.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2024, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 8,049 $ — $ 229,782 $ — $ 5,486,179 $ — $ 5,724,010
Bond Market Index Fund 51,901 — — (93,782) (68,546) — (110,427)
Capital Securities Fund 819 — — (83,494) (35,427) 10,119 (107,983)
Diversified Real Asset Fund 9,088 — — (73,881) 31,868 (25) (32,950)
Edge MidCap Fund 360 — 1,237 — 10,665 — 12,262
Global Multi-Strategy Fund 259 — — (137) 10,990 (1,468) 9,644
Global Sustainable Listed Infrastructure Fund 356 — 242 — 1,123 — 1,721
International Equity Index Fund 31,091 — 11,848 — 278,683 — 321,622
International Small Company Fund 21,423 — — (67,333) 87,348 — 41,438
Opportunistic Municipal Fund — 83 — (18,003) (1,101) (170) (19,191)
Small- MidCap Dividend Income Fund 6,550 — 42,311 — 456,781 — 505,642
Spectrum Preferred and Capital Securities Income Fund 4,764 — — (385,233) (146,851) 53,631 (473,689)
Short-Term Long-Term Total
Bond Market Index Fund $ 29,594 $ 64,188 $ 93,782 *
Capital Securities Fund 13,880 69,614 83,494
Diversified Real Asset Fund — 73,881 73,881
Global Multi-Strategy Fund — 137 137
International Small Company Fund 67,333 — 67,333
Opportunistic Municipal Fund 9,422 8,581 18,003
Spectrum Preferred and Capital Securities Income Fund 33,078 352,155 385,233
Short-Term Utilized Long-Term Utilized
Blue Chip Fund $ 10,854 $ 82,431
Capital Securities Fund 185 —
Global Multi-Strategy Fund 813 4,349
Opportunistic Municipal Fund 12 —
Spectrum Preferred and Capital Securities Income Fund 230 —
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (15,523) $ 15,523
Diversified Real Asset Fund (2,286) 2,286
Edge MidCap Fund (266) 266
Global Multi-Strategy Fund 1,658 (1,658)
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2025 (unaudited)

Federal Income Tax Basis. As of February 28, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
International Equity Index Fund $ (6,170) $ 6,170
Small- MidCap Dividend Income Fund (5,352) 5,352
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 5,510,249 $ (183,669) $ 5,326,580 $ 5,973,487
Bond Market Index Fund 17,520 (107,687) (90,167) 2,687,283
Capital Securities Fund 22,531 (38,539) (16,008) 1,226,403
Diversified Real Asset Fund 159,570 (206,023) (46,453) 2,562,170
Edge MidCap Fund 14,604 (4,119) 10,485 59,507
Global Multi-Strategy Fund 37,365 (23,442) 13,923 404,021
Global Sustainable Listed Infrastructure Fund 1,875 (1,665) 210 19,177
International Equity Index Fund 329,143 (81,033) 248,110 856,721
International Small Company Fund 59,754 (26,404) 33,350 400,859
Opportunistic Municipal Fund 5,768 (6,579) (811) 201,171
Small- MidCap Dividend Income Fund 503,813 (55,941) 447,872 1,225,925
Spectrum Preferred and Capital Securities Income Fund 144,518 (204,124) (59,606) 6,109,841
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .05 % Shares Held Value (000's)
Money Market Funds - 0 .05%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
151,450 $ 151
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
5,375,429 5,376
$ 5,527
TOTAL INVESTMENT COMPANIES $ 5,527
COMMON STOCKS - 99 .93 % Shares Held Value (000's)
Aerospace & Defense - 7 .06%
HEICO Corp - Class A 949,302 $ 202,353
TransDigm Group Inc 435,281 595,116
$ 797,469
Building Materials - 1 .00%
Vulcan Materials Co 458,122 113,298
Chemicals - 2 .22%
Linde PLC 369,122 172,399
Sherwin-Williams Co/The 217,742 78,881
$ 251,280
Commercial Services - 0 .52%
Moody's Corp 116,324 58,620
Computers - 0 .68%
Gartner Inc
(d)
155,381 77,430
Distribution & Wholesale - 2 .07%
Copart Inc
(d)
4,271,427 234,074
Diversified Financial Services - 12 .31%
Brookfield Asset Management Ltd 694,406 39,290
Brookfield Wealth Solutions Ltd
(d),(e)
58,969 3,411
Charles Schwab Corp/The 3,121,880 248,283
Mastercard Inc 957,798 551,989
Visa Inc 1,511,164 548,114
$ 1,391,087
Electronics - 0 .54%
Amphenol Corp 915,394 60,965
Healthcare - Products - 5 .96%
Danaher Corp 1,532,312 318,353
IDEXX Laboratories Inc
(d)
181,803 79,468
Intuitive Surgical Inc
(d)
85,151 48,804
Thermo Fisher Scientific Inc 428,745 226,789
$ 673,414
Insurance - 4 .94%
Arthur J Gallagher & Co 196,693 66,431
Progressive Corp/The 1,743,256 491,598
$ 558,029
Internet - 22 .73%
Airbnb Inc
(d)
1,837,523 255,177
Alphabet Inc - A Shares 836,265 142,399
Alphabet Inc - C Shares 3,439,573 592,363
Amazon.com Inc
(d)
4,874,566 1,034,773
Netflix Inc
(d)
554,477 543,698
$ 2,568,410
Lodging - 3 .22%
Hilton Worldwide Holdings Inc 1,372,863 363,754
Pharmaceuticals - 1 .85%
Zoetis Inc 1,250,632 209,156
Private Equity - 7 .30%
Brookfield Corp 9,745,112 564,632
KKR & Co Inc 1,924,151 260,896
$ 825,528
Real Estate - 1 .87%
CoStar Group Inc
(d)
2,772,993 211,441
Retail - 3 .90%
Costco Wholesale Corp 137,516 144,200
O'Reilly Automotive Inc
(d)
216,095 296,837
$ 441,037
Semiconductors - 3 .93%
Broadcom Inc 1,292,270 257,717
NVIDIA Corp 1,497,210 187,032
$ 444,749
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 17 .83%
Cadence Design Systems Inc
(d)
1,263,797 $ 316,581
Constellation Software Inc/Canada 20,837 71,721
Intuit Inc 3,822 2,346
Microsoft Corp 3,130,844 1,242,914
MSCI Inc 132,891 78,474
Roper Technologies Inc 456,255 266,681
Veeva Systems Inc
(d)
160,981 36,082
$ 2,014,799
TOTAL COMMON STOCKS $ 11,294,540
Total Investments $ 11,300,067
Other Assets and Liabilities -  0.02% 1,963
TOTAL NET ASSETS - 100.00% $ 11,302,030
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $151 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $150 or 0.00% of net assets.

Schedule of Investments
Blue Chip Fund
February 28, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 5 $ 327,602 $ 322,231 $ 5,376
$ 5 $ 327,602 $ 322,231 $ 5,376
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 96 $ — $ — $ —
$ 96 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .50 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .90%
iShares iBoxx $ Investment Grade Corporate Bond
ETF
175,000 $ 19,182
Vanguard Short-Term Corporate Bond ETF 45,000 3,549
$ 22,731
Money Market Funds - 3 .60%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
187,607 188
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b),(c)
90,969,140 90,969
$ 91,157
TOTAL INVESTMENT COMPANIES $ 113,888
BONDS - 27 .37%
Principal
Amount (000's) Value (000's)
Advertising - 0 .01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 52
Omnicom Group Inc
2.45%, 04/30/2030 155 139
2.60%, 08/01/2031 35 31
$ 222
Aerospace & Defense - 0 .55%
Boeing Co/The
2.70%, 02/01/2027 110 106
2.75%, 02/01/2026 785 770
2.95%, 02/01/2030 140 127
3.25%, 02/01/2028 685 655
3.50%, 03/01/2039 200 154
3.63%, 02/01/2031 275 254
3.95%, 08/01/2059 290 201
5.04%, 05/01/2027 315 316
5.15%, 05/01/2030 475 476
5.71%, 05/01/2040 245 241
5.81%, 05/01/2050 505 487
5.88%, 02/15/2040 100 99
5.93%, 05/01/2060 350 335
6.26%, 05/01/2027 110 113
6.30%, 05/01/2029 255 267
6.53%, 05/01/2034 225 241
6.86%, 05/01/2054 200 220
General Dynamics Corp
1.15%, 06/01/2026
(d)
200 193
2.25%, 06/01/2031 280 245
4.25%, 04/01/2040 155 139
L3Harris Technologies Inc
4.40%, 06/15/2028 200 198
5.05%, 06/01/2029 125 127
5.40%, 01/15/2027 360 365
5.40%, 07/31/2033 360 366
5.50%, 08/15/2054 290 286
5.60%, 07/31/2053 155 155
Lockheed Martin Corp
3.90%, 06/15/2032 75 71
4.07%, 12/15/2042 105 90
4.09%, 09/15/2052 162 132
4.15%, 06/15/2053 310 255
4.50%, 02/15/2029 135 135
4.70%, 12/15/2031 340 340
4.70%, 05/15/2046 75 69
4.75%, 02/15/2034 160 158
5.10%, 11/15/2027 155 158
5.20%, 02/15/2055 140 135
5.20%, 02/15/2064 235 223
5.25%, 01/15/2033 155 159
5.70%, 11/15/2054 155 162
Northrop Grumman Corp
3.20%, 02/01/2027 130 127
4.70%, 03/15/2033 160 158
4.90%, 06/01/2034 305 303
4.95%, 03/15/2053 120 110
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Northrop Grumman Corp (continued)
5.25%, 05/01/2050 $ 600 $ 575
RTX Corp
1.90%, 09/01/2031 155 130
2.38%, 03/15/2032 60 51
2.82%, 09/01/2051 150 94
3.03%, 03/15/2052 60 39
3.50%, 03/15/2027 200 196
4.05%, 05/04/2047 610 495
4.13%, 11/16/2028 270 266
4.70%, 12/15/2041 350 322
5.00%, 02/27/2026 410 411
5.15%, 02/27/2033 410 414
5.38%, 02/27/2053 305 297
5.75%, 11/08/2026 145 148
5.75%, 01/15/2029 145 151
6.10%, 03/15/2034 180 193
6.40%, 03/15/2054 180 201
$ 13,904
Agriculture - 0 .37%
Altria Group Inc
2.45%, 02/04/2032 60 51
3.40%, 05/06/2030 530 494
3.70%, 02/04/2051 60 42
3.88%, 09/16/2046 410 306
4.00%, 02/04/2061
(d)
60 43
4.88%, 02/04/2028 545 549
5.38%, 01/31/2044 375 365
5.80%, 02/14/2039 350 355
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 37
2.90%, 03/01/2032 130 115
4.50%, 08/15/2033 290 281
BAT Capital Corp
2.26%, 03/25/2028 150 140
2.73%, 03/25/2031 150 133
3.46%, 09/06/2029 210 199
3.98%, 09/25/2050 390 286
4.39%, 08/15/2037 540 479
4.54%, 08/15/2047 400 327
5.83%, 02/20/2031 100 104
6.42%, 08/02/2033 155 166
7.08%, 08/02/2043 155 172
7.08%, 08/02/2053 80 90
BAT International Finance PLC
1.67%, 03/25/2026 150 145
5.93%, 02/02/2029 310 323
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 53
Philip Morris International Inc
0.88%, 05/01/2026 85 82
1.75%, 11/01/2030 85 73
4.13%, 03/04/2043 300 252
4.63%, 11/01/2029 140 140
4.88%, 02/13/2026 400 401
4.88%, 02/15/2028 160 162
4.88%, 02/13/2029 130 131
4.90%, 11/01/2034 140 138
5.13%, 11/17/2027 580 589
5.25%, 02/13/2034 300 304
5.38%, 02/15/2033 160 164
5.50%, 09/07/2030 315 327
5.63%, 11/17/2029 580 604
5.75%, 11/17/2032 290 304
Reynolds American Inc
5.70%, 08/15/2035 50 51
5.85%, 08/15/2045 375 366
$ 9,343

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines - 0 .02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 $ 102 $ 94
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 227 212
Southwest Airlines Co
3.00%, 11/15/2026 80 78
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 55 49
$ 433
Apparel - 0 .01%
NIKE Inc
3.25%, 03/27/2040 155 124
3.38%, 11/01/2046 225 168
$ 292
Automobile Manufacturers - 0 .54%
American Honda Finance Corp
1.30%, 09/09/2026 60 57
2.25%, 01/12/2029 65 60
4.60%, 04/17/2030 160 159
4.70%, 01/12/2028 160 161
4.90%, 07/09/2027 150 151
4.90%, 01/10/2034
(d)
135 133
5.05%, 07/10/2031 130 131
5.65%, 11/15/2028 140 145
5.85%, 10/04/2030 360 380
Ford Motor Co
6.10%, 08/19/2032 215 213
Ford Motor Credit Co LLC
2.70%, 08/10/2026 415 400
5.13%, 11/05/2026 270 269
5.30%, 09/06/2029 270 264
5.80%, 03/05/2027 265 267
5.80%, 03/08/2029 250 250
5.85%, 05/17/2027 455 459
5.88%, 11/07/2029 225 225
6.05%, 03/05/2031 265 264
6.05%, 11/05/2031 210 210
6.50%, 02/07/2035 225 225
6.80%, 11/07/2028 290 301
7.12%, 11/07/2033 290 302
7.35%, 11/04/2027 215 224
General Motors Co
5.00%, 04/01/2035 250 236
5.15%, 04/01/2038 160 149
5.20%, 04/01/2045 85 74
5.40%, 04/01/2048
(d)
65 58
5.95%, 04/01/2049 230 220
6.25%, 10/02/2043 305 303
General Motors Financial Co Inc
1.50%, 06/10/2026 60 58
2.35%, 02/26/2027 240 230
2.35%, 01/08/2031 55 47
2.40%, 04/10/2028 60 56
2.40%, 10/15/2028 155 142
2.70%, 06/10/2031 60 52
4.00%, 10/06/2026 75 74
4.35%, 01/17/2027 310 307
4.90%, 10/06/2029 135 133
5.25%, 03/01/2026 200 201
5.35%, 07/15/2027 130 131
5.35%, 01/07/2030 310 311
5.40%, 05/08/2027 130 131
5.45%, 09/06/2034
(d)
135 132
5.55%, 07/15/2029 250 254
5.60%, 06/18/2031 130 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
5.80%, 01/07/2029 $ 270 $ 277
5.90%, 01/07/2035
(d)
140 141
6.00%, 01/09/2028 160 165
6.40%, 01/09/2033 320 335
Honda Motor Co Ltd
2.53%, 03/10/2027 135 130
PACCAR Financial Corp
4.45%, 08/06/2027 330 331
4.60%, 01/31/2029 135 136
5.00%, 05/13/2027 130 132
Toyota Motor Corp
1.34%, 03/25/2026 115 111
5.12%, 07/13/2028 160 164
Toyota Motor Credit Corp
1.15%, 08/13/2027 160 149
1.65%, 01/10/2031
(d)
55 47
1.90%, 01/13/2027 65 62
4.35%, 10/08/2027 335 335
4.45%, 06/29/2029 205 205
4.55%, 08/07/2026 600 602
4.55%, 05/17/2030 320 320
4.60%, 10/10/2031 375 372
4.80%, 01/05/2034 180 179
4.95%, 01/09/2030 310 316
5.00%, 03/19/2027 155 157
5.10%, 03/21/2031 125 127
5.40%, 11/20/2026 205 209
$ 13,682
Automobile Parts & Equipment - 0 .02%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 160 141
4.40%, 10/01/2046 200 157
BorgWarner Inc
4.38%, 03/15/2045 300 249
$ 547
Banks - 5 .77%
Australia & New Zealand Banking Group Ltd/New
York NY
4.90%, 07/16/2027 455 461
Banco Santander SA
2.75%, 12/03/2030 200 175
3.49%, 05/28/2030 200 186
4.18%, 03/24/2028
(e)
600 594
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 202
5.44%, 07/15/2031 400 410
5.57%, 01/17/2030 400 410
5.59%, 08/08/2028 200 206
6.94%, 11/07/2033 200 224
Bank of America Corp
1.66%, 03/11/2027
(e)
210 204
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(e)
415 399
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(e)
445 383
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 175
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(e)
60 55
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
115 98
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
630 526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.50%, 02/13/2031
(e)
$ 225 $ 202
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.55%, 02/04/2028
(e)
255 245
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(e)
260 225
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
175 154
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 334
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
175 112
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
530 466
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 76
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 550 534
3.31%, 04/22/2042
(e)
715 552
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
500 483
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(e)
600 585
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.82%, 01/20/2028
(e)
500 493
CME Term Secured Overnight Financing
Rate 3 Month + 1.84%
3.85%, 03/08/2037
(e)
550 497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(e)
75 74
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(e)
600 583
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(e)
315 255
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.33%, 03/15/2050
(e)
255 216
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 174
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(e)
315 305
Secured Overnight Financing Rate + 1.83%
4.98%, 01/24/2029
(e)
300 303
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 75 72
5.02%, 07/22/2033
(e)
585 584
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031
(e)
300 304
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(e)
250 254
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
515 519
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
200 197
Secured Overnight Financing Rate + 1.91%
5.47%, 01/23/2035
(e)
600 610
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(e)
285 291
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(e)
620 614
Secured Overnight Financing Rate + 1.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.82%, 09/15/2029
(e)
$ 315 $ 326
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
315 330
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 64
5.93%, 09/15/2027
(e)
315 321
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 100 105
7.75%, 05/14/2038 500 598
Bank of America NA
5.53%, 08/18/2026 265 269
Bank of Montreal
3.09%, 01/10/2037
(e)
125 106
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.64%, 09/10/2030
(d),(e)
270 269
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 435 438
5.30%, 06/05/2026 160 162
5.37%, 06/04/2027 195 199
5.72%, 09/25/2028 315 326
Bank of New York Mellon Corp/The
2.05%, 01/26/2027 65 62
2.50%, 01/26/2032 65 56
3.99%, 06/13/2028
(e)
70 69
Secured Overnight Financing Rate + 1.15%
4.54%, 02/01/2029
(e)
370 371
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
130 131
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(e)
335 339
Secured Overnight Financing Rate + 0.89%
4.95%, 04/26/2027
(e)
270 272
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(e)
170 170
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
130 132
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
360 364
Secured Overnight Financing Rate + 1.42%
5.83%, 10/25/2033
(e)
155 164
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
315 334
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 58
1.30%, 09/15/2026 260 248
2.15%, 08/01/2031 60 51
2.70%, 08/03/2026 400 390
4.74%, 11/10/2032
(e)
325 321
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 615 618
5.35%, 12/07/2026 135 137
5.40%, 06/04/2027 255 260
Barclays PLC
2.65%, 06/24/2031
(e)
385 343
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 160
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.84%, 09/10/2028
(e)
200 200
Secured Overnight Financing Rate + 1.34%

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC (continued)
4.94%, 09/10/2030
(e)
$ 200 $ 199
Secured Overnight Financing Rate + 1.56%
4.97%, 05/16/2029
(e)
750 752
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(e)
225 226
Secured Overnight Financing Rate + 0.96%
5.50%, 08/09/2028
(e)
300 305
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(e)
250 254
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
250 256
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(e)
215 218
Secured Overnight Financing Rate + 1.59%
6.22%, 05/09/2034
(e)
320 337
Secured Overnight Financing Rate + 2.98%
6.50%, 09/13/2027
(e)
235 241
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(e)
315 342
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(e)
310 348
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 58
4.63%, 09/11/2030
(e)
135 134
Secured Overnight Financing Rate + 1.34%
4.86%, 01/13/2028
(e)
215 216
Secured Overnight Financing Rate + 0.72%
5.00%, 04/28/2028 350 355
5.26%, 04/08/2029 130 133
5.93%, 10/02/2026 460 470
5.99%, 10/03/2028 160 167
Citibank NA
5.57%, 04/30/2034 260 269
5.80%, 09/29/2028 275 286
Citigroup Inc
1.46%, 06/09/2027
(e)
455 437
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(e)
155 133
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 174
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 276
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(e)
60 43
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(e)
150 138
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
500 439
Secured Overnight Financing Rate + 1.35%
3.40%, 05/01/2026 400 395
3.52%, 10/27/2028
(e)
125 121
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.79%, 03/17/2033
(e)
520 478
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 189
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.89%, 01/10/2028
(e)
500 493
CME Term Secured Overnight Financing
Rate 3 Month + 1.82%
4.13%, 07/25/2028 620 610
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
4.28%, 04/24/2048
(e)
$ 100 $ 84
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.30%, 11/20/2026 75 75
4.45%, 09/29/2027 875 869
4.54%, 09/19/2030
(e)
270 266
Secured Overnight Financing Rate + 1.34%
4.60%, 03/09/2026 400 400
4.65%, 07/30/2045 115 103
4.65%, 07/23/2048 150 132
4.66%, 05/24/2028
(e)
835 835
Secured Overnight Financing Rate + 1.89%
4.79%, 03/04/2029
(e),(f)
300 301
Secured Overnight Financing Rate + 0.87%
4.91%, 05/24/2033
(e)
165 162
Secured Overnight Financing Rate + 2.09%
5.17%, 02/13/2030
(e)
265 268
Secured Overnight Financing Rate + 1.36%
5.41%, 09/19/2039
(e)
325 315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(e),(f)
150 151
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(e)
500 502
Secured Overnight Financing Rate + 2.06%
6.02%, 01/24/2036
(e)
450 458
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(e)
320 330
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 331
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 399
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 186
Cooperatieve Rabobank UA/NY
4.80%, 01/09/2029 265 269
4.88%, 01/21/2028 600 609
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(e)
270 269
Secured Overnight Financing Rate + 1.70%
5.37%, 09/09/2027 255 260
5.37%, 01/10/2029
(e)
215 217
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(e)
320 335
Secured Overnight Financing Rate + 3.18%
6.82%, 11/20/2029
(e)
300 319
Secured Overnight Financing Rate + 2.51%
7.08%, 02/10/2034
(e)
320 338
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 271
Secured Overnight Financing Rate + 1.36%
5.63%, 01/29/2032
(e)
135 139
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
235 246
Secured Overnight Financing Rate + 2.34%
Fifth Third Bank NA
4.97%, 01/28/2028
(e)
250 252
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
1.43%, 03/09/2027
(e)
285 276
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(e)
60 57
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(e)
235 225
Secured Overnight Financing Rate + 0.91%

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
1.99%, 01/27/2032
(e)
$ 355 $ 301
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 534
2.62%, 04/22/2032
(e)
115 100
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(e)
185 178
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(e)
425 368
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 83
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 185
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 45
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
200 155
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(e)
290 284
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.75%, 02/25/2026 75 74
3.81%, 04/23/2029
(e)
375 366
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
3.85%, 01/26/2027 510 504
4.22%, 05/01/2029
(e)
500 493
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.41%, 04/23/2039
(e)
175 159
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
445 443
Secured Overnight Financing Rate + 1.73%
4.69%, 10/23/2030
(e)
275 273
Secured Overnight Financing Rate + 1.14%
5.02%, 10/23/2035
(e)
275 269
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
595 599
Secured Overnight Financing Rate + 1.21%
5.15%, 05/22/2045 450 422
5.21%, 01/28/2031
(e)
385 390
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(e)
475 475
Secured Overnight Financing Rate + 1.55%
5.54%, 01/28/2036
(e)
310 315
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(e)
280 278
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
220 227
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(e)
195 199
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(e)
330 343
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 236
6.48%, 10/24/2029
(e)
315 333
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
160 175
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 785 860
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
300 280
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(e)
200 174
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
600 524
Secured Overnight Financing Rate + 1.19%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
2.85%, 06/04/2031
(e)
$ 200 $ 179
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(e)
300 288
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 493
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(e)
300 297
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
250 250
Secured Overnight Financing Rate + 2.11%
4.90%, 03/03/2029
(e),(f)
210 210
Secured Overnight Financing Rate + 1.03%
5.13%, 03/03/2031
(e),(f)
300 301
Secured Overnight Financing Rate + 1.29%
5.29%, 11/19/2030
(e)
480 485
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
500 505
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
250 255
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(d),(e)
250 257
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
255 262
Secured Overnight Financing Rate + 1.52%
5.87%, 11/18/2035
(e)
280 280
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(e)
370 376
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(e)
200 208
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
570 605
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
595 643
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 108
6.55%, 06/20/2034
(e)
320 338
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
310 329
Secured Overnight Financing Rate + 3.35%
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(e)
330 334
Secured Overnight Financing Rate + 1.28%
Huntington National Bank/The
4.87%, 04/12/2028
(e)
250 252
Secured Overnight Financing Rate + 0.72%
5.65%, 01/10/2030 310 320
ING Groep NV
1.73%, 04/01/2027
(e)
700 679
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(e)
250 254
Secured Overnight Financing Rate + 1.44%
6.11%, 09/11/2034
(e)
235 248
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
115 111
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.47%, 09/22/2027
(e)
245 234
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(e)
615 595
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(e)
135 115
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
1.95%, 02/04/2032
(e)
$ 115 $ 98
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
190 175
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
70 66
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(e)
65 46
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 363
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
465 408
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
600 550
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.95%, 10/01/2026 525 514
2.96%, 05/13/2031
(e)
575 523
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
235 180
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
335 228
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(e)
215 153
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 573
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(e)
100 87
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
825 663
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 196
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 226
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.32%, 04/26/2028
(e)
550 547
Secured Overnight Financing Rate + 1.56%
4.51%, 10/22/2028
(e)
205 204
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
305 303
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 132
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
475 471
Secured Overnight Financing Rate + 1.04%
4.85%, 07/25/2028
(e)
65 65
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(e)
435 433
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
460 452
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 430 401
4.98%, 07/22/2028
(e)
260 262
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(e)
260 262
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(e)
320 323
Secured Overnight Financing Rate + 1.31%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.04%, 01/23/2028
(e)
$ 305 $ 307
Secured Overnight Financing Rate + 1.19%
5.14%, 01/24/2031
(e)
425 431
Secured Overnight Financing Rate + 0.90%
5.29%, 07/22/2035
(e)
195 197
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
315 321
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
185 188
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
545 555
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(e)
455 467
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(e)
280 281
Secured Overnight Financing Rate + 1.55%
5.57%, 04/22/2028
(e)
250 255
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
250 257
Secured Overnight Financing Rate + 1.16%
5.60%, 07/15/2041 370 381
5.72%, 09/14/2033
(e)
255 264
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
390 408
Secured Overnight Financing Rate + 1.49%
6.07%, 10/22/2027
(e)
320 328
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(e)
320 335
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
320 345
Secured Overnight Financing Rate + 1.81%
JPMorgan Chase Bank NA
5.11%, 12/08/2026 270 274
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 797
KeyCorp
2.25%, 04/06/2027 110 105
5.12%, 04/04/2031
(e),(f)
200 201
Secured Overnight Financing Rate + 1.23%
Korea Development Bank/The
0.80%, 04/27/2026 200 192
4.38%, 02/15/2028 315 315
4.50%, 02/15/2029 265 266
5.38%, 10/23/2026 320 325
5.63%, 10/23/2033 200 213
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(g)
250 145
1.00%, 10/01/2026 90 86
2.88%, 04/03/2028 600 580
3.00%, 05/20/2027 320 313
3.50%, 08/27/2027 495 489
3.63%, 04/01/2026 480 478
3.75%, 02/15/2028 250 248
3.88%, 06/15/2028 380 378
4.00%, 03/15/2029 480 479
4.13%, 07/15/2033 315 312
4.38%, 03/01/2027 500 503
4.38%, 02/28/2034 140 141
4.63%, 08/07/2026 315 317
4.63%, 03/18/2030 400 409
4.75%, 10/29/2030 320 330
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 315 304
1.75%, 07/27/2026 200 194
3.88%, 09/28/2027 320 319
3.88%, 06/14/2028 320 319
4.63%, 04/17/2029 250 255

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
$ 200 $ 194
3 Month USD LIBOR + 1.21%
4.34%, 01/09/2048 400 321
4.65%, 03/24/2026 675 674
4.98%, 08/11/2033
(e)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
210 212
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.68%, 01/05/2035
(e)
265 270
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(e)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.99%, 08/07/2027
(e)
310 315
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.48%
M&T Bank Corp
4.83%, 01/16/2029
(e)
300 301
Secured Overnight Financing Rate + 0.93%
Mitsubishi UFJ Financial Group Inc
1.54%, 07/20/2027
(e)
800 768
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(e)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.05%, 07/17/2030 200 174
2.56%, 02/25/2030 285 257
3.20%, 07/18/2029 200 188
4.08%, 04/19/2028
(e)
600 593
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
5.13%, 07/20/2033
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(e)
255 260
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.43%, 04/17/2035
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
5.57%, 01/16/2036
(e)
225 231
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 175
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.15%, 07/16/2030
(e)
700 655
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
5.41%, 09/13/2028
(e)
255 260
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(e)
260 268
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
320 333
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc (continued)
5.75%, 07/06/2034
(e)
$ 315 $ 328
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.51%, 07/20/2027
(e)
115 110
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(e)
155 150
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(e)
550 461
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 80
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
115 98
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(e)
40 38
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(e)
810 674
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 112
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
325 294
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(e)
210 134
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 79
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 147
3.22%, 04/22/2042
(e)
310 236
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 90 88
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(e)
600 586
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 701
4.21%, 04/20/2028
(e)
135 134
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 274
4.35%, 09/08/2026 375 374
4.65%, 10/18/2030
(e)
600 594
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
275 272
Secured Overnight Financing Rate + 2.08%
5.04%, 07/19/2030
(e)
260 262
Secured Overnight Financing Rate + 1.22%
5.12%, 02/01/2029
(e)
320 324
Secured Overnight Financing Rate + 1.73%
5.16%, 04/20/2029
(e)
260 263
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
200 203
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(e)
225 228
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(e)
425 428
Secured Overnight Financing Rate + 1.87%
5.32%, 07/19/2035
(e)
260 261
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(e)
315 320
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
315 322
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
325 330
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
275 275
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(e)
220 225
Secured Overnight Financing Rate + 1.42%

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.65%, 04/13/2028
(e)
$ 105 $ 107
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
250 258
Secured Overnight Financing Rate + 1.26%
5.83%, 04/19/2035
(e)
275 287
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
160 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
310 322
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 334
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 222
6.41%, 11/01/2029
(e)
280 295
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
180 197
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.45%, 10/15/2027
(e)
275 274
Secured Overnight Financing Rate + 0.68%
4.75%, 04/21/2026 320 321
4.97%, 07/14/2028
(e)
260 262
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(e)
320 323
Secured Overnight Financing Rate + 0.91%
National Australia Bank Ltd/New York
4.79%, 01/10/2029 500 507
5.09%, 06/11/2027 500 508
NatWest Group PLC
1.64%, 06/14/2027
(e)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.89%, 05/18/2029
(e)
700 701
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 403
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 325 322
3.75%, 09/05/2029 265 261
4.25%, 03/01/2028 320 321
4.50%, 01/24/2030 280 284
4.75%, 05/21/2027 250 253
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
245 211
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 250 226
3.45%, 04/23/2029 175 168
4.63%, 06/06/2033
(e)
160 153
Secured Overnight Financing Rate + 1.85%
5.22%, 01/29/2031
(e)
295 300
Secured Overnight Financing Rate + 1.07%
5.30%, 01/21/2028
(e)
135 137
Secured Overnight Financing Rate + 1.34%
5.35%, 12/02/2028
(e)
410 418
Secured Overnight Financing Rate + 1.62%
5.40%, 07/23/2035
(e)
285 288
Secured Overnight Financing Rate + 1.60%
5.68%, 01/22/2035
(e)
65 67
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
315 330
Secured Overnight Financing Rate + 1.95%
6.62%, 10/20/2027
(e)
240 248
Secured Overnight Financing Rate + 1.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada
1.15%, 07/14/2026 $ 60 $ 58
1.20%, 04/27/2026 555 536
3.63%, 05/04/2027 320 315
3.88%, 05/04/2032 145 136
4.51%, 10/18/2027
(e)
205 205
Secured Overnight Financing Rate + 0.72%
4.65%, 10/18/2030
(e)
205 204
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 165 167
4.95%, 02/01/2029 235 238
4.97%, 01/24/2029
(e)
215 217
Secured Overnight Financing Rate + 0.83%
5.00%, 05/02/2033 175 176
5.15%, 02/04/2031
(e)
215 218
Secured Overnight Financing Rate + 1.03%
5.20%, 07/20/2026 160 162
6.00%, 11/01/2027 155 161
Santander Holdings USA Inc
2.49%, 01/06/2028
(e)
290 278
Secured Overnight Financing Rate + 1.25%
5.35%, 09/06/2030
(e)
325 327
Secured Overnight Financing Rate + 1.94%
6.12%, 05/31/2027
(e)
255 259
Secured Overnight Financing Rate + 1.23%
Santander UK Group Holdings PLC
2.47%, 01/11/2028
(e)
200 191
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(e)
600 528
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(e)
65 62
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 52
4.33%, 10/22/2027 435 435
4.42%, 05/13/2033
(e)
135 131
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(e)
310 310
Secured Overnight Financing Rate + 1.02%
4.54%, 02/28/2028 150 151
4.68%, 10/22/2032
(e)
135 133
Secured Overnight Financing Rate + 1.05%
4.82%, 01/26/2034
(e)
245 242
Secured Overnight Financing Rate + 1.57%
5.15%, 02/28/2036
(e)
150 151
Secured Overnight Financing Rate + 1.22%
5.27%, 08/03/2026 155 157
5.68%, 11/21/2029
(e)
140 145
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
2.13%, 07/08/2030 200 175
2.14%, 09/23/2030 150 130
2.93%, 09/17/2041 60 44
3.01%, 10/19/2026 75 73
3.04%, 07/16/2029 200 187
3.36%, 07/12/2027 400 391
3.45%, 01/11/2027
(d)
165 162
5.24%, 04/15/2030 225 230
5.32%, 07/09/2029 260 265
5.42%, 07/09/2031 200 206
5.52%, 01/13/2028 410 421
5.63%, 01/15/2035 225 233
5.77%, 01/13/2033 400 419
5.80%, 07/13/2028 315 327
5.81%, 09/14/2033
(d)
235 249
6.18%, 07/13/2043 160 176

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
1.20%, 06/03/2026 $ 260 $ 250
1.95%, 01/12/2027 125 119
2.00%, 09/10/2031
(d)
60 51
3.20%, 03/10/2032 65 58
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 68
4.57%, 12/17/2026 150 150
4.69%, 09/15/2027 655 660
4.78%, 12/17/2029 340 341
4.99%, 04/05/2029 250 253
5.30%, 01/30/2032 330 336
5.52%, 07/17/2028 160 164
5.53%, 07/17/2026 160 162
Truist Bank
2.25%, 03/11/2030 1,000 881
3.80%, 10/30/2026 250 247
Truist Financial Corp
1.27%, 03/02/2027
(e)
195 189
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(e)
130 119
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 52
4.12%, 06/06/2028
(e)
290 287
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
160 161
Secured Overnight Financing Rate + 1.44%
5.12%, 01/26/2034
(e)
160 158
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
290 292
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
65 66
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
245 252
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
160 166
Secured Overnight Financing Rate + 2.36%
UBS AG/Stamford CT
4.86%, 01/10/2028
(e)
500 502
Secured Overnight Financing Rate + 0.72%
5.00%, 07/09/2027 500 506
US Bancorp
1.38%, 07/22/2030 110 93
2.22%, 01/27/2028
(e)
275 263
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(e)
400 332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.15%, 04/27/2027 250 244
4.55%, 07/22/2028
(e)
480 479
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(e)
285 285
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 278
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(e)
285 287
Secured Overnight Financing Rate + 1.06%
5.38%, 01/23/2030
(e)
55 56
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
240 247
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(e)
320 332
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
155 161
Secured Overnight Financing Rate + 2.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.39%, 06/02/2028
(e)
$ 220 $ 209
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(e)
700 630
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
3.00%, 04/22/2026 550 541
3.00%, 10/23/2026 250 244
3.07%, 04/30/2041
(e)
485 367
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
430 386
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
160 156
Secured Overnight Financing Rate + 1.51%
3.58%, 05/22/2028
(e)
375 366
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.15%, 01/24/2029 400 393
4.40%, 06/14/2046 110 92
4.61%, 04/25/2053
(e)
255
221
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 524
4.75%, 12/07/2046 250 218
4.81%, 07/25/2028
(e)
65 65
Secured Overnight Financing Rate + 1.98%
4.90%, 01/24/2028
(e)
215 216
Secured Overnight Financing Rate + 0.78%
4.90%, 07/25/2033
(e)
735 725
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 67
5.01%, 04/04/2051
(e)
440 406
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.20%, 01/23/2030
(e)
265 269
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(e)
280 279
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(e)
200 203
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 185 179
5.39%, 04/24/2034
(e)
375 379
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(e)
265 269
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
475 485
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
475 487
Secured Overnight Financing Rate + 1.74%
5.71%, 04/22/2028
(e)
250 255
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(e)
320 337
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
320 347
Secured Overnight Financing Rate + 2.06%
Wells Fargo Bank NA
5.25%, 12/11/2026 250 254
5.45%, 08/07/2026 315 320
Westpac Banking Corp
1.15%, 06/03/2026 60 58
2.85%, 05/13/2026 500 492
3.02%, 11/18/2036
(e)
405 352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 44
4.11%, 07/24/2034
(e)
555 533
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp (continued)
5.05%, 04/16/2029 $ 690 $ 707
$ 146,269
Beverages - 0 .49%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 250 243
4.90%, 02/01/2046 667 624
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 124
4.75%, 01/23/2029 250 252
4.95%, 01/15/2042 220 210
5.00%, 06/15/2034 125 126
5.45%, 01/23/2039 450 461
5.55%, 01/23/2049 470 478
5.80%, 01/23/2059 325 342
8.20%, 01/15/2039 60 77
Coca-Cola Co/The
1.50%, 03/05/2028 60 56
2.50%, 06/01/2040 140 102
2.50%, 03/15/2051 265 162
2.60%, 06/01/2050 140 88
2.88%, 05/05/2041 60 45
3.00%, 03/05/2051 90 61
4.65%, 08/14/2034 325 323
5.00%, 05/13/2034 455 464
5.20%, 01/14/2055 230 226
5.30%, 05/13/2054 455 454
Constellation Brands Inc
2.25%, 08/01/2031 1,040 882
3.15%, 08/01/2029 90 84
3.60%, 02/15/2028 700 680
4.35%, 05/09/2027 160 159
4.90%, 05/01/2033
(d)
250 245
Diageo Capital PLC
2.38%, 10/24/2029 200 183
5.30%, 10/24/2027 310 317
5.63%, 10/05/2033 400 418
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 52
3.35%, 03/15/2051 60 42
3.95%, 04/15/2029 735 717
4.05%, 04/15/2032 210 200
4.50%, 04/15/2052 185 158
5.10%, 03/15/2027 155 157
Molson Coors Beverage Co
3.00%, 07/15/2026 105 103
4.20%, 07/15/2046 250 206
PepsiCo Inc
2.63%, 10/21/2041 725 520
2.75%, 10/21/2051 225 145
2.88%, 10/15/2049 145 97
3.00%, 10/15/2027 600 583
4.45%, 02/07/2028 545 548
4.50%, 07/17/2029 345 348
4.80%, 07/17/2034 345 345
5.00%, 02/07/2035 315 317
$ 12,424
Biotechnology - 0 .33%
Amgen Inc
1.65%, 08/15/2028 125 114
2.00%, 01/15/2032 120 100
2.45%, 02/21/2030 155 140
2.60%, 08/19/2026 700 682
2.77%, 09/01/2053 510 311
3.00%, 02/22/2029 200 189
3.00%, 01/15/2052 120 80
3.15%, 02/21/2040 155 120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc (continued)
3.38%, 02/21/2050 $ 545 $ 393
4.20%, 03/01/2033 80 76
4.20%, 02/22/2052 200 161
4.40%, 05/01/2045 265 228
4.66%, 06/15/2051 410 359
4.88%, 03/01/2053 80 72
5.15%, 03/02/2028 280 285
5.15%, 11/15/2041 113 108
5.25%, 03/02/2030 335 343
5.25%, 03/02/2033 330 335
5.60%, 03/02/2043 320 322
5.65%, 03/02/2053 320 321
5.75%, 03/02/2063 240 240
Biogen Inc
5.20%, 09/15/2045 30 28
Gilead Sciences Inc
1.65%, 10/01/2030 150 128
2.80%, 10/01/2050 150 96
2.95%, 03/01/2027 240 233
3.65%, 03/01/2026 190 188
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 444
4.75%, 03/01/2046 580 531
5.10%, 06/15/2035 140 141
5.25%, 10/15/2033 160 164
5.50%, 11/15/2054 340 345
5.55%, 10/15/2053 160 163
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 136
Royalty Pharma PLC
1.75%, 09/02/2027 655 610
2.20%, 09/02/2030 155 134
3.30%, 09/02/2040 155 117
$ 8,458
Building Materials - 0 .13%
Carrier Global Corp
2.49%, 02/15/2027 35 34
2.72%, 02/15/2030 420 382
3.38%, 04/05/2040 155 124
3.58%, 04/05/2050 155 115
5.90%, 03/15/2034 116 123
6.20%, 03/15/2054 28 31
CRH America Finance Inc
5.50%, 01/09/2035 285 291
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 102
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 139
3.20%, 07/15/2051 60 40
5.15%, 12/01/2034 140 140
Masco Corp
1.50%, 02/15/2028 260 238
Owens Corning
4.30%, 07/15/2047 150 124
5.50%, 06/15/2027 130 132
5.70%, 06/15/2034 290 300
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 87
5.10%, 06/13/2034 130 131
Vulcan Materials Co
3.50%, 06/01/2030 295 278
3.90%, 04/01/2027
(d)
250 247
5.35%, 12/01/2034 275 279
$ 3,337

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .24%
Air Products and Chemicals Inc
2.80%, 05/15/2050 $ 300 $ 194
4.60%, 02/08/2029 130 131
4.80%, 03/03/2033 160 160
Dow Chemical Co/The
2.10%, 11/15/2030 160 138
3.60%, 11/15/2050 160 112
4.38%, 11/15/2042 350 295
4.63%, 10/01/2044 270 232
4.80%, 11/30/2028 90 91
4.80%, 05/15/2049 340 291
5.15%, 02/15/2034
(d)
130 129
DuPont de Nemours Inc
4.73%, 11/15/2028 700 705
5.32%, 11/15/2038 87 90
5.42%, 11/15/2048 185 192
Eastman Chemical Co
4.65%, 10/15/2044 75 65
Ecolab Inc
1.30%, 01/30/2031 150 125
1.65%, 02/01/2027 105 100
2.75%, 08/18/2055 700 433
LYB International Finance III LLC
2.25%, 10/01/2030 130 113
3.63%, 04/01/2051 130 90
4.20%, 10/15/2049 160 124
5.63%, 05/15/2033 160 164
Mosaic Co/The
5.63%, 11/15/2043 25 24
Nutrien Ltd
4.20%, 04/01/2029 400 393
5.00%, 04/01/2049 280 256
5.40%, 06/21/2034 300 304
5.80%, 03/27/2053 330 336
PPG Industries Inc
1.20%, 03/15/2026 60 58
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 211
3.30%, 05/15/2050 90 62
4.50%, 06/01/2047 390 339
Westlake Corp
3.13%, 08/15/2051 60 39
3.60%, 08/15/2026 110 108
$ 6,104
Commercial Mortgage Backed Securities - 0 .07%
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 639 638
Fannie Mae-Aces
2.99%, 12/25/2027
(h)
640 620
Freddie Mac Multifamily Structured Pass Through
Certificates
3.21%, 03/25/2025 459 457
$ 1,715
Commercial Services - 0 .14%
American University/The
3.67%, 04/01/2049 35 27
Global Payments Inc
1.20%, 03/01/2026 645 623
3.20%, 08/15/2029 140 131
4.15%, 08/15/2049 70 54
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 172
4.68%, 07/01/2114 100 88
Moody's Corp
4.25%, 08/08/2032 65 63
5.00%, 08/05/2034 290 291
5.25%, 07/15/2044 90 88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
2.85%, 10/01/2029 $ 755 $ 702
3.90%, 06/01/2027 65 64
4.40%, 06/01/2032 265 259
5.50%, 06/01/2054 130 130
S&P Global Inc
1.25%, 08/15/2030 160 135
2.45%, 03/01/2027 350 337
2.50%, 12/01/2029 55 50
3.25%, 12/01/2049 55 39
3.70%, 03/01/2052 100 77
5.25%, 09/15/2033 160 164
University of Southern California
5.25%, 10/01/2111 20 20
$ 3,514
Computers - 0 .61%
Apple Inc
0.70%, 02/08/2026 275 266
1.20%, 02/08/2028 430 396
1.65%, 05/11/2030 550 482
2.40%, 08/20/2050 210 128
2.65%, 05/11/2050 600 387
2.65%, 02/08/2051 240 153
2.70%, 08/05/2051 85 54
2.80%, 02/08/2061 850 521
2.90%, 09/12/2027 300 291
2.95%, 09/11/2049 140 96
3.00%, 06/20/2027 500 487
3.20%, 05/11/2027 110 108
3.25%, 02/23/2026 500 495
3.35%, 02/09/2027 525 518
3.35%, 08/08/2032 500 468
3.75%, 11/13/2047 195 158
3.85%, 05/04/2043 400 340
3.95%, 08/08/2052 235 192
4.38%, 05/13/2045 80 72
4.65%, 02/23/2046 375 353
4.85%, 05/10/2053
(d)
320 312
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 234
3.45%, 12/15/2051
(d)
346 241
4.35%, 02/01/2030 535 524
5.25%, 02/01/2028 160 163
5.30%, 10/01/2029 300 306
5.40%, 04/15/2034 185 188
6.02%, 06/15/2026 486 493
8.35%, 07/15/2046 26 34
Hewlett Packard Enterprise Co
4.45%, 09/25/2026 405 405
4.55%, 10/15/2029 535 531
4.85%, 10/15/2031 205 204
5.00%, 10/15/2034 470 463
6.20%, 10/15/2035 75 80
6.35%, 10/15/2045 340 359
HP Inc
3.00%, 06/17/2027 140 135
4.75%, 01/15/2028 495 498
6.00%, 09/15/2041
(d)
355 364
IBM International Capital Pte Ltd
4.75%, 02/05/2031 265 265
4.90%, 02/05/2034 265 261
International Business Machines Corp
2.20%, 02/09/2027 575 552
3.30%, 05/15/2026 500 493
3.50%, 05/15/2029 160 153
4.00%, 06/20/2042 110 92
4.15%, 05/15/2039 195 172
4.25%, 05/15/2049 600 496

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp (continued)
4.40%, 07/27/2032 $ 100 $ 97
4.50%, 02/06/2028 370 371
4.65%, 02/10/2028 285 286
4.70%, 02/19/2046 145 130
5.10%, 02/06/2053 160 150
5.70%, 02/10/2055 245 247
NetApp Inc
2.38%, 06/22/2027 155 148
$ 15,412
Consumer Products - 0 .02%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 160
Clorox Co/The
1.80%, 05/15/2030 350 305
$ 465
Cosmetics & Personal Care - 0 .15%
Colgate-Palmolive Co
4.60%, 03/01/2028 160 163
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 125 106
2.38%, 12/01/2029 100 90
3.15%, 03/15/2027 100 98
Haleon US Capital LLC
3.38%, 03/24/2027 250 245
3.63%, 03/24/2032 250 230
Kenvue Inc
4.90%, 03/22/2033 160 161
5.05%, 03/22/2028 160 163
5.05%, 03/22/2053 330 317
5.10%, 03/22/2043 160 157
Procter & Gamble Co/The
1.90%, 02/01/2027 540 518
Unilever Capital Corp
1.38%, 09/14/2030 150 127
1.75%, 08/12/2031 680 576
2.90%, 05/05/2027 435 423
4.63%, 08/12/2034
(d)
320 315
$ 3,689
Diversified Financial Services - 0 .86%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 150 145
3.00%, 10/29/2028 600 563
3.30%, 01/30/2032 750 667
3.40%, 10/29/2033 150 130
4.88%, 04/01/2028 165 166
4.95%, 09/10/2034 330 321
5.10%, 01/19/2029 150 151
5.38%, 12/15/2031 365 370
6.10%, 01/15/2027 315 322
Air Lease Corp
1.88%, 08/15/2026 350 337
2.10%, 09/01/2028 385 352
2.88%, 01/15/2032 65 57
5.10%, 03/01/2029 135 137
5.20%, 07/15/2031 130 131
Ally Financial Inc
2.20%, 11/02/2028 60 54
4.75%, 06/09/2027 160 160
8.00%, 11/01/2031 420 475
American Express Co
1.65%, 11/04/2026 310 296
3.30%, 05/03/2027 500 488
4.05%, 05/03/2029 100 99
4.05%, 12/03/2042 440 378
5.09%, 01/30/2031
(e)
215 218
Secured Overnight Financing Rate + 1.02%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co (continued)
5.10%, 02/16/2028
(e)
$ 330 $ 334
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(e)
160 164
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
345 348
Secured Overnight Financing Rate + 1.42%
5.39%, 07/28/2027
(e)
160 162
Secured Overnight Financing Rate + 0.97%
5.53%, 04/25/2030
(e)
250 257
Secured Overnight Financing Rate + 1.09%
6.49%, 10/30/2031
(e)
70 76
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035 260 261
5.35%, 01/08/2055 230 228
Blackrock Inc
2.10%, 02/25/2032 295 249
2.40%, 04/30/2030 200 181
Capital One Financial Corp
1.88%, 11/02/2027
(e)
390 372
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(e)
510 424
Secured Overnight Financing Rate + 1.34%
3.75%, 07/28/2026 300 296
4.93%, 05/10/2028
(e)
445 446
Secured Overnight Financing Rate + 2.06%
5.46%, 07/26/2030
(e)
140 143
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
135 139
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
160 164
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
140 144
Secured Overnight Financing Rate + 1.99%
6.05%, 02/01/2035
(e)
245 255
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(e)
70 71
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(e)
360 375
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
210 235
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
0.90%, 03/11/2026 400 386
1.15%, 05/13/2026 60 58
1.65%, 03/11/2031 400 335
1.95%, 12/01/2031 540 452
2.00%, 03/20/2028 115 107
5.64%, 05/19/2029
(e)
160 165
Secured Overnight Financing Rate + 2.21%
5.88%, 08/24/2026 155 158
6.14%, 08/24/2034
(e)
155 166
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
140 148
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 204
Discover Financial Services
4.10%, 02/09/2027 75 74
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 97
2.10%, 06/15/2030 400 351
2.65%, 09/15/2040 160 115
3.00%, 09/15/2060 160 98
3.75%, 09/21/2028 335 326
4.00%, 09/15/2027 385 380
4.25%, 09/21/2048 250 212

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Intercontinental Exchange Inc (continued)
4.60%, 03/15/2033 $ 220 $ 214
4.95%, 06/15/2052 65 60
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 171
4.15%, 01/23/2030 225 216
Legg Mason Inc
5.63%, 01/15/2044 25 25
Mastercard Inc
2.00%, 11/18/2031 190 162
2.95%, 03/15/2051 60 40
3.35%, 03/26/2030 875 829
3.85%, 03/26/2050 125 101
4.55%, 03/15/2028 145 146
4.55%, 01/15/2035 270 264
4.88%, 03/09/2028 160 163
Nasdaq Inc
2.50%, 12/21/2040 55 38
5.35%, 06/28/2028 160 164
5.95%, 08/15/2053 295 307
Nomura Holdings Inc
2.33%, 01/22/2027 200 192
2.68%, 07/16/2030 450 402
5.84%, 01/18/2028 320 329
6.09%, 07/12/2033 315 333
Synchrony Financial
3.95%, 12/01/2027 720 702
Visa Inc
1.10%, 02/15/2031
(d)
60 50
1.90%, 04/15/2027 80 76
2.00%, 08/15/2050 160 89
2.70%, 04/15/2040 155 117
2.75%, 09/15/2027 150 145
4.15%, 12/14/2035 500 474
4.30%, 12/14/2045 400 353
Voya Financial Inc
3.65%, 06/15/2026 500 494
$ 21,829
Electric - 1 .98%
AEP Texas Inc
2.10%, 07/01/2030 160 140
3.45%, 01/15/2050 50 35
3.45%, 05/15/2051 60 41
4.70%, 05/15/2032 105 102
5.25%, 05/15/2052 105 96
AEP Transmission Co LLC
2.75%, 08/15/2051 60 38
4.00%, 12/01/2046 350 282
4.50%, 06/15/2052 70 60
5.40%, 03/15/2053 160 157
AES Corp/The
2.45%, 01/15/2031 360 308
Alabama Power Co
1.45%, 09/15/2030 155 131
3.13%, 07/15/2051 60 40
Ameren Corp
1.75%, 03/15/2028
(d)
60 55
5.00%, 01/15/2029 130 131
5.70%, 12/01/2026 140 142
Ameren Illinois Co
1.55%, 11/15/2030 65 55
3.25%, 03/15/2050 75 53
3.85%, 09/01/2032 355 333
4.15%, 03/15/2046 330 278
American Electric Power Co Inc
2.30%, 03/01/2030 155 137
5.63%, 03/01/2033 160 164
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Arizona Public Service Co
2.60%, 08/15/2029 $ 90 $ 83
2.65%, 09/15/2050 150 91
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 52
4.55%, 06/01/2052 220 189
5.65%, 06/01/2054 130 130
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 304
2.85%, 05/15/2051 85 53
3.80%, 07/15/2048 650 502
4.60%, 05/01/2053 355 302
5.15%, 11/15/2043 200 193
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 43
4.95%, 04/01/2033 160 160
5.20%, 10/01/2028 160 164
CenterPoint Energy Inc
1.45%, 06/01/2026 60 58
2.95%, 03/01/2030 100 91
3.70%, 09/01/2049 60 44
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 53
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 474
3.13%, 03/15/2051 420 282
4.00%, 03/01/2048 370 296
5.30%, 06/01/2034 130 133
5.30%, 02/01/2053 160 155
5.65%, 06/01/2054 130 132
Connecticut Light and Power Co/The
2.05%, 07/01/2031 60 51
3.20%, 03/15/2027 140 137
4.95%, 01/15/2030 300 304
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 48
3.00%, 12/01/2060 65 40
3.70%, 11/15/2059 80 57
3.88%, 06/15/2047 300 234
4.30%, 12/01/2056 500 401
5.20%, 03/01/2033 160 163
6.15%, 11/15/2052 155 166
6.30%, 08/15/2037 370 405
6.75%, 04/01/2038 160 182
Consumers Energy Co
2.50%, 05/01/2060 91 51
4.35%, 04/15/2049 300 259
4.60%, 05/30/2029 135 135
4.70%, 01/15/2030 155 156
4.90%, 02/15/2029 155 157
Dominion Energy Inc
1.45%, 04/15/2026 760 735
3.30%, 04/15/2041 60 45
3.38%, 04/01/2030 315 294
4.90%, 08/01/2041 360 329
5.38%, 11/15/2032 410 417
5.95%, 06/15/2035 200 210
DTE Electric Co
1.90%, 04/01/2028 40 37
3.70%, 03/15/2045 200 159
5.20%, 03/01/2034 130 132
5.40%, 04/01/2053 160 160
DTE Energy Co
4.88%, 06/01/2028 105 106
4.95%, 07/01/2027 550 554
5.20%, 04/01/2030 245 248

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Carolinas LLC
4.00%, 09/30/2042 $ 145 $ 121
4.95%, 01/15/2033 160 160
5.25%, 03/15/2035 140 142
5.30%, 02/15/2040 125 125
5.35%, 01/15/2053 160 156
5.40%, 01/15/2054 135 133
6.05%, 04/15/2038 460 497
Duke Energy Corp
2.65%, 09/01/2026 90 88
3.15%, 08/15/2027 90 87
3.30%, 06/15/2041 60 45
3.50%, 06/15/2051 60 42
3.95%, 08/15/2047 150 115
4.20%, 06/15/2049 150 119
4.50%, 08/15/2032 340 329
4.80%, 12/15/2045 230 204
4.85%, 01/05/2029 135 136
5.00%, 08/15/2052 240 214
5.45%, 06/15/2034
(d)
380 387
5.80%, 06/15/2054 380 380
6.10%, 09/15/2053 160 167
Duke Energy Florida LLC
1.75%, 06/15/2030 155 134
2.50%, 12/01/2029 255 232
3.20%, 01/15/2027 150 147
3.40%, 10/01/2046 200 147
5.88%, 11/15/2033 145 154
5.95%, 11/15/2052 155 161
6.40%, 06/15/2038 250 277
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 98
5.40%, 04/01/2053 160 156
Duke Energy Progress LLC
2.50%, 08/15/2050 160 96
Emera US Finance LP
4.75%, 06/15/2046 75 64
Entergy Arkansas LLC
2.65%, 06/15/2051 45 28
4.20%, 04/01/2049 600 493
5.15%, 01/15/2033 160 162
Entergy Corp
1.90%, 06/15/2028 35 32
2.40%, 06/15/2031 60 52
Entergy Louisiana LLC
2.90%, 03/15/2051 35 22
3.10%, 06/15/2041 60 45
3.12%, 09/01/2027 200 194
4.75%, 09/15/2052 415 370
5.15%, 09/15/2034 145 145
5.80%, 03/15/2055 390 398
Entergy Texas Inc
1.75%, 03/15/2031 150 127
4.00%, 03/30/2029 170 167
Evergy Kansas Central Inc
5.70%, 03/15/2053 160 163
Evergy Metro Inc
2.25%, 06/01/2030 155 137
Eversource Energy
1.65%, 08/15/2030 160 136
5.00%, 01/01/2027 135 136
5.13%, 05/15/2033 160 158
Exelon Corp
3.35%, 03/15/2032 65 59
5.13%, 03/15/2031 315 319
5.15%, 03/15/2029 125 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp (continued)
6.50%, 03/15/2055
(e)
$ 425 $ 426
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Florida Power & Light Co
2.45%, 02/03/2032 65 56
2.88%, 12/04/2051 65 42
3.70%, 12/01/2047 70 55
4.05%, 10/01/2044 145 122
4.13%, 02/01/2042 300 258
4.40%, 05/15/2028 160 160
4.80%, 05/15/2033 120 119
5.10%, 04/01/2033 160 162
5.30%, 06/15/2034 130 133
5.60%, 06/15/2054 130 133
5.65%, 02/01/2037 250 263
5.70%, 03/15/2055 145 150
Georgia Power Co
3.25%, 03/30/2027 400 391
4.30%, 03/15/2042 460 401
4.55%, 03/15/2030 340 339
4.65%, 05/16/2028 160 161
4.70%, 05/15/2032 65 64
Interstate Power and Light Co
2.30%, 06/01/2030 40 35
Kentucky Utilities Co
3.30%, 06/01/2050 205 143
MidAmerican Energy Co
3.15%, 04/15/2050 145 100
4.25%, 07/15/2049 215 179
5.30%, 02/01/2055 135 131
Mississippi Power Co
4.25%, 03/15/2042 30 26
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 57
4.12%, 09/16/2027 135 134
4.15%, 12/15/2032 765 730
4.80%, 03/15/2028 365 368
5.00%, 02/07/2031 135 137
5.15%, 06/15/2029 130 133
Nevada Power Co
2.40%, 05/01/2030 200 180
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 45 41
2.25%, 06/01/2030 250 220
2.75%, 11/01/2029 545 501
3.55%, 05/01/2027 700 686
4.90%, 02/28/2028 160 162
4.90%, 03/15/2029 135 136
5.00%, 07/15/2032 70 70
5.05%, 03/15/2030 395 399
5.25%, 03/15/2034 135 136
5.25%, 02/28/2053 160 150
5.45%, 03/15/2035 145 147
5.90%, 03/15/2055 145 148
6.50%, 08/15/2055
(e)
285 289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.25%, 04/01/2031 60 52
2.60%, 06/01/2051 97 59
2.90%, 03/01/2050 70 46
5.10%, 05/15/2053 160 152
5.35%, 11/01/2039 30 30
NSTAR Electric Co
4.55%, 06/01/2052 65 56
4.95%, 09/15/2052 565 522
5.20%, 03/01/2035 150 151

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NSTAR Electric Co (continued)
5.40%, 06/01/2034 $ 130 $ 133
Ohio Power Co
1.63%, 01/15/2031 265 221
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 131
4.15%, 06/01/2032 65 62
4.30%, 05/15/2028 570 567
4.55%, 09/15/2032 390 381
4.60%, 06/01/2052 65 56
4.65%, 11/01/2029 140 140
5.55%, 06/15/2054 115 114
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 565
2.50%, 02/01/2031 880 758
3.30%, 08/01/2040 155 116
3.50%, 08/01/2050 850 580
4.20%, 06/01/2041 195 159
5.70%, 03/01/2035 150 152
5.80%, 05/15/2034 125 127
5.90%, 06/15/2032 60 62
5.90%, 10/01/2054 135 132
6.10%, 01/15/2029 160 165
6.75%, 01/15/2053 160 172
PacifiCorp
2.90%, 06/15/2052 60 37
5.30%, 02/15/2031 265 270
5.35%, 12/01/2053 155 145
5.50%, 05/15/2054 160 153
6.00%, 01/15/2039 310 322
6.25%, 10/15/2037 330 349
PECO Energy Co
2.80%, 06/15/2050 110 71
2.85%, 09/15/2051 150 97
4.38%, 08/15/2052 360 306
4.60%, 05/15/2052 20 18
PPL Capital Funding Inc
5.25%, 09/01/2034 295 295
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 48
3.95%, 06/01/2047 100 82
4.85%, 02/15/2034 65 65
5.00%, 05/15/2033 160 162
Public Service Co of Colorado
1.88%, 06/15/2031 45 38
2.70%, 01/15/2051 95 59
3.20%, 03/01/2050 250 170
5.25%, 04/01/2053 200 189
5.35%, 05/15/2034 385 392
Public Service Co of Oklahoma
5.20%, 01/15/2035 485 480
5.25%, 01/15/2033 160 161
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 108
3.65%, 09/01/2028 200 195
3.80%, 03/01/2046 570 455
4.85%, 08/01/2034 140 139
5.30%, 08/01/2054 140 136
5.45%, 08/01/2053 155 155
Public Service Enterprise Group Inc
5.88%, 10/15/2028 160 166
6.13%, 10/15/2033 160 170
Puget Sound Energy Inc
2.89%, 09/15/2051 170 107
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 127
3.32%, 04/15/2050 155 108
3.70%, 03/15/2052 65 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
San Diego Gas & Electric Co (continued)
4.50%, 08/15/2040 $ 50 $ 45
Sempra
4.00%, 02/01/2048 70 53
6.55%, 04/01/2055
(e)
380 369
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 155 135
2.85%, 08/01/2029 100 92
3.45%, 02/01/2052 65 44
3.65%, 02/01/2050 640 454
4.00%, 04/01/2047 450 344
4.70%, 06/01/2027 135 134
4.88%, 02/01/2027 135 136
5.30%, 03/01/2028 160 161
5.45%, 06/01/2031 65 66
5.45%, 03/01/2035
(d)
140 139
5.50%, 03/15/2040 350 336
5.65%, 10/01/2028 160 163
5.70%, 03/01/2053 160 153
5.85%, 11/01/2027 155 158
5.90%, 03/01/2055
(d)
105 104
5.95%, 02/01/2038 30 30
Southern Co/The
1.75%, 03/15/2028 60 55
3.75%, 09/15/2051
(e)
40 39
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
5.20%, 06/15/2033 160 161
5.50%, 03/15/2029 160 165
5.70%, 10/15/2032 665 694
Southern Power Co
4.95%, 12/15/2046 35 31
Southwestern Electric Power Co
4.10%, 09/15/2028 500 491
Southwestern Public Service Co
4.50%, 08/15/2041 150 132
6.00%, 06/01/2054 195 201
Tampa Electric Co
3.45%, 03/15/2051 100 72
Tucson Electric Power Co
1.50%, 08/01/2030 105 89
3.25%, 05/01/2051 60 41
Union Electric Co
2.15%, 03/15/2032 60 51
2.63%, 03/15/2051 130 80
5.45%, 03/15/2053 160 157
Virginia Electric and Power Co
2.30%, 11/15/2031 65 56
2.45%, 12/15/2050 145 84
2.95%, 11/15/2051 120 77
3.75%, 05/15/2027 40 39
5.05%, 08/15/2034 150 149
5.45%, 04/01/2053 310 302
5.55%, 08/15/2054 150 149
8.88%, 11/15/2038 225 299
WEC Energy Group Inc
1.38%, 10/15/2027 130 120
2.20%, 12/15/2028 60 55
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 360
Wisconsin Public Service Corp
4.55%, 12/01/2029 290 290

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Xcel Energy Inc
1.75%, 03/15/2027 $ 15 $ 14
2.60%, 12/01/2029 140 127
4.60%, 06/01/2032 40 39
$ 50,209
Electrical Components & Equipment - 0 .04%
Emerson Electric Co
0.88%, 10/15/2026 225 213
2.20%, 12/21/2031 820 705
$ 918
Electronics - 0 .11%
Amphenol Corp
5.00%, 01/15/2035 275 276
5.05%, 04/05/2027 275 279
Fortive Corp
3.15%, 06/15/2026 100 98
Honeywell International Inc
1.10%, 03/01/2027 60 56
1.75%, 09/01/2031 60 50
1.95%, 06/01/2030 450 396
3.81%, 11/21/2047 100 79
4.25%, 01/15/2029 160 159
4.70%, 02/01/2030 270 271
5.00%, 02/15/2033 500 505
5.00%, 03/01/2035 295 294
5.25%, 03/01/2054 225 217
Jabil Inc
1.70%, 04/15/2026 60 58
Tyco Electronics Group SA
7.13%, 10/01/2037 37 43
$ 2,781
Entertainment - 0 .08%
Warnermedia Holdings Inc
3.76%, 03/15/2027 380 371
4.05%, 03/15/2029 130 124
4.28%, 03/15/2032 395 355
5.05%, 03/15/2042 430 356
5.14%, 03/15/2052 740 571
5.39%, 03/15/2062 215 165
$ 1,942
Environmental Control - 0 .20%
Republic Services Inc
1.75%, 02/15/2032 635 524
2.30%, 03/01/2030 685 615
3.38%, 11/15/2027 385 375
5.00%, 11/15/2029 130 132
5.00%, 04/01/2034 320 320
Waste Connections Inc
2.20%, 01/15/2032 120 101
4.20%, 01/15/2033 735 699
Waste Management Inc
2.00%, 06/01/2029 60 54
2.50%, 11/15/2050 75 46
3.15%, 11/15/2027 790 766
4.15%, 04/15/2032 100 97
4.63%, 02/15/2033 160 158
4.65%, 03/15/2030 310 311
4.88%, 02/15/2029 310 316
4.95%, 07/03/2031 130 132
4.95%, 03/15/2035 310 310
5.35%, 10/15/2054 240 238
$ 5,194
Federal & Federally Sponsored Credit - 0 .04%
Federal Farm Credit Banks Funding Corp
4.38%, 06/23/2026 475 477
4.50%, 08/14/2026 630 634
$ 1,111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker - 0 .32%
Fannie Mae
0.75%, 10/08/2027 $ 270 $ 249
0.88%, 08/05/2030 710 600
2.13%, 04/24/2026 700 685
5.63%, 07/15/2037 65 72
6.25%, 05/15/2029 750 814
6.63%, 11/15/2030 230 259
7.13%, 01/15/2030 250 284
7.25%, 05/15/2030 249 286
Federal Home Loan Banks
1.25%, 12/21/2026 450 429
3.25%, 11/16/2028 950 927
3.63%, 09/04/2026 565 562
4.00%, 10/09/2026 270 270
4.00%, 06/30/2028 400 400
4.13%, 01/15/2027 265 265
4.63%, 11/17/2026 275 277
4.75%, 04/09/2027 375 381
5.50%, 07/15/2036 370 406
Freddie Mac
6.25%, 07/15/2032 280 317
6.75%, 03/15/2031 543 618
$ 8,101
Food - 0 .38%
Conagra Brands Inc
1.38%, 11/01/2027 100 92
4.85%, 11/01/2028 140 140
5.30%, 11/01/2038 85 82
5.40%, 11/01/2048 445 414
General Mills Inc
2.25%, 10/14/2031 775 663
4.88%, 01/30/2030 140 141
4.95%, 03/29/2033 160 159
5.50%, 10/17/2028 160 165
Hershey Co/The
2.65%, 06/01/2050 185 116
J M Smucker Co/The
2.13%, 03/15/2032 19 16
5.90%, 11/15/2028 245 257
6.50%, 11/15/2043 235 256
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 265 268
5.75%, 04/01/2033 193 196
6.50%, 12/01/2052 265 280
6.75%, 03/15/2034 349 378
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(i)
215 224
Kellanova
2.10%, 06/01/2030 155 137
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 196
4.38%, 06/01/2046 235 196
4.88%, 10/01/2049 200 177
5.00%, 06/04/2042 200 185
5.20%, 03/15/2032 145 147
5.20%, 07/15/2045 170 159
6.50%, 02/09/2040 200 218
Kroger Co/The
1.70%, 01/15/2031 60 51
3.70%, 08/01/2027 700 688
4.45%, 02/01/2047 345 294
5.00%, 09/15/2034 200 197
5.15%, 08/01/2043 300 284
5.40%, 07/15/2040 30 30

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Kroger Co/The (continued)
5.50%, 09/15/2054 $ 200 $ 194
5.65%, 09/15/2064 210 204
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 58
1.85%, 02/15/2031 60 51
Mondelez International Inc
1.50%, 02/04/2031
(d)
165 138
2.63%, 03/17/2027 65 63
2.63%, 09/04/2050 165 101
4.75%, 08/28/2034 145 142
Sysco Corp
2.40%, 02/15/2030 250 225
2.45%, 12/14/2031 115 99
4.85%, 10/01/2045 250 226
5.40%, 03/23/2035 315 320
5.75%, 01/17/2029 145 151
The Campbell's Company
4.15%, 03/15/2028 185 183
Tyson Foods Inc
3.55%, 06/02/2027 75 73
4.55%, 06/02/2047 700 599
$ 9,642
Forest Products & Paper - 0 .02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
Suzano Austria GmbH
2.50%, 09/15/2028 255 232
Suzano International Finance BV
5.50%, 01/17/2027 300 303
$ 558
Gas - 0 .16%
Atmos Energy Corp
1.50%, 01/15/2031 150 126
3.38%, 09/15/2049 145 104
4.13%, 10/15/2044 140 118
5.75%, 10/15/2052 410 424
5.90%, 11/15/2033 160 170
6.20%, 11/15/2053 120 132
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 128
4.40%, 07/01/2032 70 68
5.25%, 03/01/2028 160 163
NiSource Inc
3.60%, 05/01/2030 640 606
4.80%, 02/15/2044 210 190
5.00%, 06/15/2052 135 123
5.25%, 03/30/2028 65 66
5.40%, 06/30/2033 160 162
5.65%, 02/01/2045 250 251
Southern California Gas Co
2.55%, 02/01/2030 155 140
5.05%, 09/01/2034 640 635
5.75%, 06/01/2053 160 162
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 135
3.15%, 09/30/2051 60 40
$ 3,943
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 619
2.75%, 11/15/2050 85 50
$ 669
Healthcare - Products - 0 .30%
Abbott Laboratories
4.75%, 11/30/2036 350 347
4.75%, 04/15/2043 300 291
4.90%, 11/30/2046 210 203
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Agilent Technologies Inc
2.10%, 06/04/2030 $ 155 $ 136
2.30%, 03/12/2031 60 52
Baxter International Inc
1.73%, 04/01/2031 85 71
1.92%, 02/01/2027 270 257
2.27%, 12/01/2028 665 610
2.54%, 02/01/2032 380 326
3.13%, 12/01/2051 260 171
Boston Scientific Corp
2.65%, 06/01/2030 150 137
Danaher Corp
2.60%, 10/01/2050 150 93
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 138
3.25%, 11/15/2039 150 120
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 155
5.65%, 11/15/2027 155 159
5.86%, 03/15/2030 155 162
5.91%, 11/22/2032 155 164
6.38%, 11/22/2052 155 172
Koninklijke Philips NV
5.00%, 03/15/2042 30 28
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 160
Medtronic Inc
4.38%, 03/15/2035 200 193
4.63%, 03/15/2045 286 262
Revvity Inc
1.90%, 09/15/2028 45 41
Stryker Corp
1.95%, 06/15/2030 600 526
4.38%, 05/15/2044 25 22
4.63%, 03/15/2046 100 90
4.70%, 02/10/2028 545 548
4.85%, 12/08/2028 135 137
5.20%, 02/10/2035 145 147
Thermo Fisher Scientific Inc
2.00%, 10/15/2031 65 55
2.60%, 10/01/2029 145 134
2.80%, 10/15/2041 650 472
4.80%, 11/21/2027 155 157
5.09%, 08/10/2033 300 305
5.40%, 08/10/2043 150 152
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 532
$ 7,725
Healthcare - Services - 0 .79%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 294
Aetna Inc
6.75%, 12/15/2037 205 223
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 108
Centene Corp
3.38%, 02/15/2030 600 543
4.63%, 12/15/2029 600 576
Cigna Group/The
1.25%, 03/15/2026 75 72
2.40%, 03/15/2030 791 708
3.20%, 03/15/2040 155 118
3.40%, 03/15/2051 90 61
3.88%, 10/15/2047 55 42
4.38%, 10/15/2028 175 174
4.80%, 08/15/2038 870 818
5.13%, 05/15/2031 265 269
5.60%, 02/15/2054 205 199

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Elevance Health Inc
1.50%, 03/15/2026 $ 60 $ 58
3.13%, 05/15/2050 75 50
3.60%, 03/15/2051 60 43
4.10%, 03/01/2028 255 252
4.38%, 12/01/2047 300 249
4.65%, 01/15/2043 660 588
4.75%, 02/15/2030 135 135
4.75%, 02/15/2033 160 157
5.20%, 02/15/2035 205 205
5.38%, 06/15/2034 200 203
5.65%, 06/15/2054 130 128
5.70%, 02/15/2055 215 212
6.10%, 10/15/2052 155 161
HCA Inc
2.38%, 07/15/2031 60 51
3.38%, 03/15/2029 135 127
3.50%, 09/01/2030 680 632
3.50%, 07/15/2051 260 175
4.38%, 03/15/2042 65 55
4.50%, 02/15/2027 300 299
5.00%, 03/01/2028
(d)
315 318
5.20%, 06/01/2028 160 162
5.25%, 06/15/2026 545 547
5.45%, 04/01/2031 380 387
5.45%, 09/15/2034 210 209
5.50%, 03/01/2032 145 147
5.50%, 06/01/2033 160 161
5.50%, 06/15/2047 240 225
5.60%, 04/01/2034 130 131
5.75%, 03/01/2035 145 148
5.95%, 09/15/2054 210 206
6.00%, 04/01/2054 200 198
Humana Inc
1.35%, 02/03/2027 180 169
2.15%, 02/03/2032 150 123
3.13%, 08/15/2029 175 163
4.95%, 10/01/2044 320 280
5.50%, 03/15/2053 160 147
Kaiser Foundation Hospitals
4.15%, 05/01/2047 500 425
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 442
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/2055 300 254
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 195
Quest Diagnostics Inc
2.95%, 06/30/2030 155 142
4.60%, 12/15/2027 220 221
5.00%, 12/15/2034 225 223
UnitedHealth Group Inc
2.30%, 05/15/2031 60 52
2.75%, 05/15/2040 155 113
2.88%, 08/15/2029 150 140
2.90%, 05/15/2050 155 99
3.05%, 05/15/2041 660 490
3.10%, 03/15/2026 400 395
3.25%, 05/15/2051 435 297
3.45%, 01/15/2027 100 98
3.50%, 08/15/2039 125 102
3.70%, 05/15/2027 65 64
4.25%, 01/15/2029 175 173
4.25%, 04/15/2047 320 268
4.25%, 06/15/2048 110 91
4.45%, 12/15/2048 95 81
4.60%, 04/15/2027 210 211
4.70%, 04/15/2029 105 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc (continued)
4.75%, 07/15/2026 $ 250 $ 251
4.75%, 07/15/2045 250 227
4.75%, 05/15/2052 155 135
4.80%, 01/15/2030 250 252
4.90%, 04/15/2031 210 212
4.95%, 01/15/2032 250 251
5.00%, 04/15/2034 210 209
5.15%, 07/15/2034 250 252
5.20%, 04/15/2063 320 294
5.35%, 02/15/2033 200 204
5.50%, 07/15/2044 250 250
5.50%, 04/15/2064 210 202
5.63%, 07/15/2054 250 250
5.88%, 02/15/2053 310 320
6.88%, 02/15/2038 200 231
$ 19,928
Home Builders - 0 .01%
DR Horton Inc
1.30%, 10/15/2026 60 57
1.40%, 10/15/2027 150 139
$ 196
Home Furnishings - 0 .01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 239
Insurance - 0 .66%
Aflac Inc
1.13%, 03/15/2026 60 58
Allstate Corp/The
1.45%, 12/15/2030 170 141
3.85%, 08/10/2049 200 154
5.25%, 03/30/2033 290 294
American International Group Inc
4.38%, 06/30/2050 100 85
4.75%, 04/01/2048 500 452
5.13%, 03/27/2033 105 106
Aon Corp
2.80%, 05/15/2030 155 141
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 44
2.85%, 05/28/2027 65 63
2.90%, 08/23/2051 60 38
5.00%, 09/12/2032 520 523
5.35%, 02/28/2033 160 163
Aon North America Inc
5.13%, 03/01/2027 125 126
5.15%, 03/01/2029 190 193
5.45%, 03/01/2034 325 332
5.75%, 03/01/2054 135 137
Arch Capital Finance LLC
5.03%, 12/15/2046 45 41
Arthur J Gallagher & Co
4.60%, 12/15/2027 290 290
4.85%, 12/15/2029 220 221
5.15%, 02/15/2035 440 438
5.55%, 02/15/2055 220 216
Athene Holding Ltd
4.13%, 01/12/2028 575 567
6.25%, 04/01/2054 300 309
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 54
2.85%, 10/15/2050 100 65
2.88%, 03/15/2032
(d)
250 225
3.85%, 03/15/2052 440 343
4.20%, 08/15/2048 270 228
4.25%, 01/15/2049 250 213
4.30%, 05/15/2043 235 210
5.75%, 01/15/2040 25 27

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Brighthouse Financial Inc
4.70%, 06/22/2047 $ 300 $ 242
Brown & Brown Inc
4.50%, 03/15/2029 300 297
Chubb Corp/The
6.00%, 05/11/2037 350 379
Chubb INA Holdings LLC
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 126
4.35%, 11/03/2045 400 349
4.65%, 08/15/2029 145 146
5.00%, 03/15/2034 215 216
CNA Financial Corp
2.05%, 08/15/2030 160 139
Corebridge Financial Inc
3.85%, 04/05/2029 65 63
3.90%, 04/05/2032 390 362
6.05%, 09/15/2033 160 168
Equitable Holdings Inc
4.35%, 04/20/2028 140 139
5.00%, 04/20/2048 62 57
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 195 127
Markel Group Inc
3.45%, 05/07/2052 75 52
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 253
4.38%, 03/15/2029 440 437
4.55%, 11/08/2027 140 140
4.85%, 11/15/2031 290 291
4.90%, 03/15/2049 110 102
5.00%, 03/15/2035 275 274
5.40%, 09/15/2033 160 165
5.40%, 03/15/2055 220 217
5.70%, 09/15/2053 160 165
6.25%, 11/01/2052 155 170
MetLife Inc
4.13%, 08/13/2042 250 215
4.60%, 05/13/2046 195 174
4.88%, 11/13/2043 50 47
5.25%, 01/15/2054 240 233
5.30%, 12/15/2034 130 132
5.38%, 07/15/2033 160 165
5.70%, 06/15/2035 600 632
Progressive Corp/The
2.45%, 01/15/2027 500 483
3.70%, 03/15/2052 210 161
4.35%, 04/25/2044 30 26
4.95%, 06/15/2033
(d)
160 161
Prudential Financial Inc
3.70%, 10/01/2050
(e)
160 144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 591
5.70%, 09/15/2048
(e)
520 519
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 61
4.00%, 05/30/2047 175 144
5.45%, 05/25/2053 200 202
6.25%, 06/15/2037 650 715
W R Berkley Corp
4.00%, 05/12/2050 75 59
Willis North America Inc
2.95%, 09/15/2029 50 46
3.88%, 09/15/2049 140 106
5.35%, 05/15/2033 160 162
$ 16,771
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0 .40%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(d)
$ 500 $ 435
3.15%, 02/09/2051 200 137
3.40%, 12/06/2027 860 838
4.20%, 12/06/2047 200 168
Alphabet Inc
1.90%, 08/15/2040 160 108
Amazon.com Inc
2.10%, 05/12/2031 210 183
2.50%, 06/03/2050 285 176
2.88%, 05/12/2041 210 159
3.10%, 05/12/2051 210 146
3.15%, 08/22/2027 600 585
3.25%, 05/12/2061 400 270
3.30%, 04/13/2027 180 177
3.88%, 08/22/2037 300 272
3.95%, 04/13/2052 540 441
4.05%, 08/22/2047 500 424
4.25%, 08/22/2057 350 296
4.70%, 12/01/2032 420 424
Baidu Inc
1.72%, 04/09/2026 400 388
Booking Holdings Inc
3.60%, 06/01/2026 200 198
eBay Inc
2.60%, 05/10/2031 360 318
3.65%, 05/10/2051 400 295
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027 155 161
Expedia Group Inc
2.95%, 03/15/2031 13 12
Meta Platforms Inc
3.85%, 08/15/2032 435 412
4.30%, 08/15/2029 405 404
4.45%, 08/15/2052 750 650
4.75%, 08/15/2034 310 309
4.80%, 05/15/2030 100 102
4.95%, 05/15/2033 160 163
5.40%, 08/15/2054 310 309
5.55%, 08/15/2064 355 358
5.60%, 05/15/2053 320 329
Netflix Inc
4.90%, 08/15/2034 285 285
5.88%, 11/15/2028 285 298
$ 10,246
Iron & Steel - 0 .04%
ArcelorMittal SA
6.00%, 06/17/2034 260 269
Nucor Corp
3.13%, 04/01/2032 65 58
4.30%, 05/23/2027 65 65
Steel Dynamics Inc
1.65%, 10/15/2027 65 60
5.38%, 08/15/2034 130 132
Vale Overseas Ltd
6.13%, 06/12/2033 320 330
6.40%, 06/28/2054 130 131
6.88%, 11/10/2039 73 81
$ 1,126
Lodging - 0 .06%
Hyatt Hotels Corp
5.25%, 06/30/2029 130 131
Marriott International Inc/MD
2.85%, 04/15/2031 510 454
5.00%, 10/15/2027 275 278
5.35%, 03/15/2035 305 306
5.55%, 10/15/2028 315 324
$ 1,493

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 0 .07%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 $ 120 $ 111
1.15%, 09/14/2026 60 57
4.35%, 05/15/2026 160 160
4.50%, 01/08/2027 135 136
4.70%, 11/15/2029 480 485
5.00%, 05/14/2027 130 132
Caterpillar Inc
2.60%, 04/09/2030 160 147
3.25%, 09/19/2049 145 104
3.80%, 08/15/2042 550 461
$ 1,793
Machinery - Diversified - 0 .15%
Deere & Co
5.45%, 01/16/2035 140 146
Dover Corp
5.38%, 03/01/2041 30 30
Ingersoll Rand Inc
5.20%, 06/15/2027 130 132
5.31%, 06/15/2031 130 133
John Deere Capital Corp
1.05%, 06/17/2026 60 58
1.50%, 03/06/2028 60 55
2.00%, 06/17/2031
(d)
55 47
2.35%, 03/08/2027 65 63
2.80%, 07/18/2029 115 108
4.15%, 09/15/2027 155 154
4.35%, 09/15/2032 345 336
4.50%, 01/08/2027 135 136
4.65%, 01/07/2028 355 359
4.75%, 06/08/2026 320 322
4.85%, 06/11/2029 215 218
4.90%, 06/11/2027 215 218
4.90%, 03/07/2031 125 127
4.95%, 07/14/2028 160 163
5.10%, 04/11/2034 300 304
Otis Worldwide Corp
2.57%, 02/15/2030 155 140
3.36%, 02/15/2050 155 109
Rockwell Automation Inc
1.75%, 08/15/2031 40 34
2.80%, 08/15/2061 60 36
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 299
$ 3,727
Media - 0 .56%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 108
2.30%, 02/01/2032 250 203
2.80%, 04/01/2031 110 95
3.50%, 06/01/2041 115 81
3.70%, 04/01/2051 110 71
3.85%, 04/01/2061 335 209
3.90%, 06/01/2052 210 139
4.40%, 12/01/2061 180 124
4.80%, 03/01/2050 600 464
5.38%, 04/01/2038 50 46
5.38%, 05/01/2047 240 203
5.75%, 04/01/2048 280 248
6.15%, 11/10/2026 140 143
6.38%, 10/23/2035 500 509
6.48%, 10/23/2045 395 384
6.55%, 06/01/2034 290 301
Comcast Corp
1.50%, 02/15/2031 410 342
2.35%, 01/15/2027 155 149
2.45%, 08/15/2052 160 90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp (continued)
2.65%, 02/01/2030 $ 115 $ 105
2.65%, 08/15/2062 160 87
2.89%, 11/01/2051 350 220
2.94%, 11/01/2056 390 235
2.99%, 11/01/2063 409 237
3.15%, 03/01/2026 75 74
3.25%, 11/01/2039 230 180
3.45%, 02/01/2050 250 177
3.55%, 05/01/2028 685 666
3.90%, 03/01/2038 160 139
3.97%, 11/01/2047 105 83
4.00%, 03/01/2048 210 165
4.40%, 08/15/2035 245 231
4.55%, 01/15/2029 520 521
4.70%, 10/15/2048 300 266
4.80%, 05/15/2033 365 360
5.10%, 06/01/2029 345 352
5.30%, 06/01/2034
(d)
345 351
5.35%, 05/15/2053 250 238
5.50%, 11/15/2032 325 337
5.65%, 06/01/2054 295 293
Discovery Communications LLC
3.63%, 05/15/2030 60 55
3.95%, 03/20/2028 250 241
5.20%, 09/20/2047 200 165
Fox Corp
5.48%, 01/25/2039 110 107
5.58%, 01/25/2049 320 305
6.50%, 10/13/2033 410 440
Paramount Global
4.38%, 03/15/2043 400 305
4.85%, 07/01/2042 300 246
7.88%, 07/30/2030 30 33
Thomson Reuters Corp
5.85%, 04/15/2040 30 31
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 23
Time Warner Cable LLC
4.50%, 09/15/2042 170 131
5.88%, 11/15/2040 260 241
6.55%, 05/01/2037 360 359
7.30%, 07/01/2038 60 63
Walt Disney Co/The
2.00%, 09/01/2029 350 315
2.20%, 01/13/2028 110 104
2.65%, 01/13/2031 150 135
3.38%, 11/15/2026 170 167
3.50%, 05/13/2040 155 128
3.60%, 01/13/2051 305 231
4.70%, 03/23/2050 220 201
4.95%, 10/15/2045 125 118
6.40%, 12/15/2035 369 413
6.65%, 11/15/2037 250 285
$ 14,068
Metal Fabrication & Hardware - 0 .01%
Precision Castparts Corp
3.90%, 01/15/2043 193 161
Mining - 0 .18%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 426
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 147
4.88%, 02/27/2026 160 161
4.90%, 02/28/2033 160 160
5.00%, 02/21/2030 285 289
5.00%, 09/30/2043 500 479
5.25%, 09/08/2026 160 162

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
BHP Billiton Finance USA Ltd (continued)
5.25%, 09/08/2030 $ 160 $ 165
5.50%, 09/08/2053
(d)
160 162
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 197
5.25%, 09/01/2029 700 703
Newmont Corp
2.60%, 07/15/2032 170 147
4.88%, 03/15/2042 500 470
6.25%, 10/01/2039 100 108
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 32
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 98
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 233
5.00%, 03/09/2033 160 162
Southern Copper Corp
5.25%, 11/08/2042 200 185
5.88%, 04/23/2045 110 108
$ 4,594
Miscellaneous Manufacturers - 0 .10%
3M Co
2.38%, 08/26/2029 250 228
3.25%, 08/26/2049 100 71
Eaton Corp
4.15%, 03/15/2033 575 550
4.15%, 11/02/2042 95 83
Illinois Tool Works Inc
2.65%, 11/15/2026 90 88
Parker-Hannifin Corp
4.25%, 09/15/2027 435 433
4.50%, 09/15/2029 435 435
Teledyne Technologies Inc
2.25%, 04/01/2028 60 56
Textron Inc
4.00%, 03/15/2026 500 496
$ 2,440
Oil & Gas - 0 .86%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 177
2.72%, 01/12/2032 230 202
2.94%, 06/04/2051 750 482
3.00%, 02/24/2050 155 102
3.00%, 03/17/2052 135 88
3.06%, 06/17/2041 115 86
3.12%, 05/04/2026 110 109
3.41%, 02/11/2026 700 693
3.54%, 04/06/2027 215 211
3.59%, 04/14/2027 400 394
4.70%, 04/10/2029 270 271
4.81%, 02/13/2033 160 158
4.89%, 09/11/2033 160 158
4.97%, 10/17/2029 200 203
4.99%, 04/10/2034 135 134
5.02%, 11/17/2027 410 416
5.23%, 11/17/2034 200 202
BP Capital Markets PLC
3.28%, 09/19/2027 115 112
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 263
5.00%, 12/15/2029
(i)
295 295
6.25%, 03/15/2038 300 315
Cenovus Energy Inc
6.75%, 11/15/2039 40 44
Chevron Corp
2.00%, 05/11/2027 155 148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron USA Inc
2.34%, 08/12/2050 $ 160 $ 94
4.41%, 02/26/2027 150 151
4.69%, 04/15/2030 150 151
4.82%, 04/15/2032 320 323
ConocoPhillips Co
3.80%, 03/15/2052 345 260
4.03%, 03/15/2062 440 331
4.30%, 11/15/2044 200 171
4.70%, 01/15/2030 210 211
5.00%, 01/15/2035 220 219
5.05%, 09/15/2033 315 317
5.50%, 01/15/2055 220 216
5.55%, 03/15/2054 155 153
Devon Energy Corp
5.00%, 06/15/2045 75 65
5.20%, 09/15/2034 205 199
5.60%, 07/15/2041 380 361
5.75%, 09/15/2054 205 192
Diamondback Energy Inc
3.25%, 12/01/2026 110 108
5.15%, 01/30/2030 95 96
5.20%, 04/18/2027 55 56
5.40%, 04/18/2034 500 503
5.75%, 04/18/2054 350 338
EOG Resources Inc
5.65%, 12/01/2054 210 212
Equinor ASA
2.38%, 05/22/2030 250 225
3.00%, 04/06/2027 155 151
3.25%, 11/18/2049 445 317
3.63%, 04/06/2040 155 130
4.25%, 11/23/2041 200 177
Exxon Mobil Corp
2.44%, 08/16/2029 100 93
2.61%, 10/15/2030 500 453
3.00%, 08/16/2039 80 63
3.45%, 04/15/2051 230 167
3.57%, 03/06/2045 340 263
4.23%, 03/19/2040 315 283
Hess Corp
4.30%, 04/01/2027 300 298
7.13%, 03/15/2033 21 24
7.30%, 08/15/2031 109 124
Marathon Petroleum Corp
5.00%, 09/15/2054 200 170
Occidental Petroleum Corp
5.00%, 08/01/2027 175 176
5.20%, 08/01/2029 375 377
5.38%, 01/01/2032 175 174
6.05%, 10/01/2054 255 247
6.45%, 09/15/2036 520 543
6.63%, 09/01/2030 320 338
Phillips 66
1.30%, 02/15/2026 30 29
2.15%, 12/15/2030 110 95
4.65%, 11/15/2034 560 533
4.88%, 11/15/2044 350 308
5.88%, 05/01/2042 30 30
Phillips 66 Co
4.90%, 10/01/2046 270 238
4.95%, 12/01/2027 160 162
5.25%, 06/15/2031 205 208
5.50%, 03/15/2055 135 126
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 139
2.15%, 01/15/2031 55 48

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell Finance US Inc
3.25%, 04/06/2050 $ 350 $ 245
4.00%, 05/10/2046 360 293
4.13%, 05/11/2035 130 122
4.38%, 05/11/2045 325 281
4.55%, 08/12/2043 340 305
Shell International Finance BV
2.88%, 05/10/2026 155 153
2.88%, 11/26/2041 120 87
3.88%, 11/13/2028 300 295
6.38%, 12/15/2038 400 449
Suncor Energy Inc
3.75%, 03/04/2051 60 43
4.00%, 11/15/2047 100 77
6.80%, 05/15/2038 77 84
6.85%, 06/01/2039 73 81
TotalEnergies Capital International SA
2.83%, 01/10/2030 250 232
2.99%, 06/29/2041 115 85
3.13%, 05/29/2050 265 181
3.39%, 06/29/2060 115 77
TotalEnergies Capital SA
5.15%, 04/05/2034 235 238
5.28%, 09/10/2054 135 129
5.43%, 09/10/2064 335 320
5.49%, 04/05/2054 235 232
Valero Energy Corp
2.80%, 12/01/2031 740 647
4.00%, 06/01/2052 525 392
6.63%, 06/15/2037 60 65
7.50%, 04/15/2032 60 68
$ 21,880
Oil & Gas Services - 0 .06%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
2.06%, 12/15/2026 60 58
3.14%, 11/07/2029 150 141
3.34%, 12/15/2027 135 131
Halliburton Co
4.50%, 11/15/2041 400 355
5.00%, 11/15/2045 230 210
7.45%, 09/15/2039 386 460
NOV Inc
3.60%, 12/01/2029 150 142
Schlumberger Investment SA
2.65%, 06/26/2030 160 146
$ 1,643
Packaging & Containers - 0 .02%
Packaging Corp of America
3.05%, 10/01/2051 200 132
Smurfit Westrock Financing DAC
5.42%, 01/15/2035
(i)
280 284
WRKCo Inc
3.00%, 06/15/2033 80 69
$ 485
Pharmaceuticals - 1 .34%
AbbVie Inc
2.95%, 11/21/2026 300 293
3.20%, 05/14/2026 300 296
3.20%, 11/21/2029 820 772
4.05%, 11/21/2039 375 332
4.25%, 11/14/2028 140 140
4.25%, 11/21/2049 375 319
4.40%, 11/06/2042 25 23
4.45%, 05/14/2046 270 240
4.50%, 05/14/2035 300 289
4.55%, 03/15/2035 170 165
4.80%, 03/15/2027 255 257
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc (continued)
4.80%, 03/15/2029 $ 455 $ 460
4.85%, 06/15/2044 645 608
4.88%, 11/14/2048 440 412
4.95%, 03/15/2031 190 193
5.05%, 03/15/2034 95 96
5.20%, 03/15/2035 145 148
5.40%, 03/15/2054 150 151
5.60%, 03/15/2055 145 150
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 97
2.25%, 05/28/2031 60 52
4.80%, 02/26/2027 130 131
4.85%, 02/26/2029 130 132
4.88%, 03/03/2028 285 289
4.88%, 03/03/2033 400 403
4.90%, 02/26/2031 130 132
AstraZeneca PLC
0.70%, 04/08/2026 120 115
1.38%, 08/06/2030 350 297
3.00%, 05/28/2051 45 31
4.38%, 08/17/2048 60 52
6.45%, 09/15/2037 30 34
Becton Dickinson & Co
1.96%, 02/11/2031 60 51
3.70%, 06/06/2027 600 590
3.79%, 05/20/2050 710 545
4.67%, 06/06/2047 355 313
4.69%, 12/15/2044 59 53
5.08%, 06/07/2029 235 239
Bristol-Myers Squibb Co
1.13%, 11/13/2027 120 111
1.45%, 11/13/2030 65 55
2.55%, 11/13/2050 65 39
2.95%, 03/15/2032 200 178
3.40%, 07/26/2029 350 335
3.55%, 03/15/2042 200 160
3.70%, 03/15/2052 250 188
3.90%, 02/20/2028 130 129
4.13%, 06/15/2039 195 174
4.25%, 10/26/2049 360 301
4.35%, 11/15/2047 210 179
4.55%, 02/20/2048 171 150
4.90%, 02/22/2027 380 384
4.90%, 02/22/2029 265 269
5.20%, 02/22/2034 265 270
5.50%, 02/22/2044 130 132
5.55%, 02/22/2054 230 231
5.75%, 02/01/2031 140 148
6.40%, 11/15/2063 215 239
Cardinal Health Inc
3.41%, 06/15/2027 400 390
CVS Health Corp
1.30%, 08/21/2027 160 147
1.75%, 08/21/2030 160 135
1.88%, 02/28/2031 55 46
3.00%, 08/15/2026 105 103
3.25%, 08/15/2029 740 691
4.30%, 03/25/2028 500 492
4.78%, 03/25/2038 800 726
4.88%, 07/20/2035 510 482
5.05%, 03/25/2048 725 629
5.13%, 07/20/2045 430 380
5.25%, 02/21/2033 160 159
5.30%, 06/01/2033 160 159
5.55%, 06/01/2031 130 133
5.70%, 06/01/2034
(d)
130 133
5.88%, 06/01/2053 320 308

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co
2.50%, 09/15/2060 $ 155 $ 87
4.15%, 03/15/2059 320 262
4.50%, 02/09/2027 130 131
4.50%, 02/09/2029 130 131
4.55%, 02/12/2028 545 549
4.60%, 08/14/2034 400 394
4.70%, 02/09/2034 130 129
4.75%, 02/12/2030 275 279
4.88%, 02/27/2053 120 113
5.00%, 02/09/2054 130 124
5.05%, 08/14/2054 400 385
5.60%, 02/12/2065 285 295
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 140 138
6.38%, 05/15/2038 760 847
Johnson & Johnson
2.10%, 09/01/2040 115 80
3.70%, 03/01/2046 90 74
4.50%, 03/01/2027 215 216
4.55%, 03/01/2028 400 403
4.80%, 06/01/2029 520 531
4.90%, 06/01/2031 520 532
4.95%, 06/01/2034
(d)
260 266
5.95%, 08/15/2037 75 83
Merck & Co Inc
1.45%, 06/24/2030 200 171
1.70%, 06/10/2027 155 147
1.90%, 12/10/2028 70 64
2.35%, 06/24/2040 135 95
2.75%, 12/10/2051 310 197
2.90%, 12/10/2061 420 252
3.70%, 02/10/2045 600 481
4.15%, 05/18/2043 200 173
4.50%, 05/17/2033 300 295
5.00%, 05/17/2053 320 303
Novartis Capital Corp
2.75%, 08/14/2050 155 103
3.80%, 09/18/2029 300 293
4.20%, 09/18/2034 300 286
4.40%, 05/06/2044 250 226
4.70%, 09/18/2054 300 275
Pfizer Inc
1.75%, 08/18/2031 245 207
2.55%, 05/28/2040 800 576
4.00%, 12/15/2036 45 41
4.20%, 09/15/2048 80 67
4.30%, 06/15/2043 225 198
4.40%, 05/15/2044 75 67
7.20%, 03/15/2039 60 72
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2026 620 621
4.45%, 05/19/2028 780 781
4.65%, 05/19/2030 320 321
4.75%, 05/19/2033 480 475
5.11%, 05/19/2043 320 309
5.30%, 05/19/2053 500 483
5.34%, 05/19/2063 320 305
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 617
3.18%, 07/09/2050 645 436
5.30%, 07/05/2034
(d)
260 265
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 257
Viatris Inc
2.30%, 06/22/2027 115 108
2.70%, 06/22/2030 155 137
3.85%, 06/22/2040 335 256
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Viatris Inc (continued)
4.00%, 06/22/2050 $ 305 $ 210
Wyeth LLC
5.95%, 04/01/2037 60 64
Zoetis Inc
2.00%, 05/15/2030 85 75
3.00%, 05/15/2050 40 27
$ 34,070
Pipelines - 0 .88%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 285
Cheniere Energy Partners LP
5.75%, 08/15/2034 255 261
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 558
Enbridge Inc
1.60%, 10/04/2026 20 19
2.50%, 08/01/2033 465 381
3.13%, 11/15/2029 150 139
3.40%, 08/01/2051 45 31
4.25%, 12/01/2026 75 75
5.30%, 04/05/2029 195 198
5.70%, 03/08/2033 160 165
5.90%, 11/15/2026 265 271
5.95%, 04/05/2054 250 254
6.70%, 11/15/2053 215 238
Energy Transfer LP
3.75%, 05/15/2030 715 676
5.30%, 04/15/2047 500 453
5.35%, 05/15/2045 220 204
5.55%, 05/15/2034 205 207
5.70%, 04/01/2035
(f)
460 468
5.75%, 02/15/2033 155 160
6.05%, 09/01/2054 275 274
6.10%, 12/01/2028 320 334
6.25%, 04/15/2049 155 159
6.40%, 12/01/2030 320 341
6.50%, 02/01/2042 370 391
Enterprise Products Operating LLC
3.13%, 07/31/2029 350 330
3.30%, 02/15/2053 80 55
4.25%, 02/15/2048 250 207
4.45%, 02/15/2043 350 306
4.85%, 01/31/2034
(d)
135 133
4.85%, 03/15/2044 750 689
4.95%, 02/15/2035 220 218
5.55%, 02/16/2055 220 218
6.45%, 09/01/2040 490 542
6.88%, 03/01/2033 39 44
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 275 249
Kinder Morgan Inc
1.75%, 11/15/2026 60 57
2.00%, 02/15/2031 130 111
3.25%, 08/01/2050 130 86
3.60%, 02/15/2051 320 225
5.00%, 02/01/2029 335 338
5.05%, 02/15/2046 30 27
5.10%, 08/01/2029 150 152
5.20%, 06/01/2033 160 159
5.40%, 02/01/2034 335 336
5.55%, 06/01/2045 500 480
5.95%, 08/01/2054 210 210
MPLX LP
1.75%, 03/01/2026 160 155
4.13%, 03/01/2027 425 421
4.25%, 12/01/2027 300 297

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP (continued)
4.50%, 04/15/2038 $ 200 $ 178
5.00%, 03/01/2033 160 157
5.50%, 06/01/2034 200 201
5.50%, 02/15/2049 830 779
ONEOK Inc
3.40%, 09/01/2029 350 330
4.25%, 09/24/2027 350 347
4.75%, 10/15/2031 335 330
5.55%, 11/01/2026 189 192
5.70%, 11/01/2054 285 274
5.85%, 11/01/2064 285 274
6.05%, 09/01/2033 315 330
6.63%, 09/01/2053 155 167
Plains All American Pipeline LP
5.95%, 06/15/2035 210 216
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 458
4.70%, 06/15/2044 330 284
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 637
5.00%, 03/15/2027 375 377
Targa Resources Corp
5.20%, 07/01/2027 220 222
6.13%, 03/15/2033 160 168
6.13%, 05/15/2055 405 410
6.15%, 03/01/2029 145 152
6.50%, 03/30/2034 215 231
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 296
Western Midstream Operating LP
5.45%, 11/15/2034 290 287
6.15%, 04/01/2033 230 239
Williams Cos Inc/The
2.60%, 03/15/2031 160 140
3.50%, 10/15/2051 60 42
3.75%, 06/15/2027 45 44
4.85%, 03/01/2048 350 307
4.90%, 03/15/2029 135 136
5.10%, 09/15/2045 120 110
5.30%, 08/15/2028 250 255
5.30%, 08/15/2052 65 61
5.65%, 03/15/2033 160 165
6.00%, 03/15/2055 310 318
6.30%, 04/15/2040 430 457
$ 22,175
Private Equity - 0 .04%
Brookfield Finance Inc
2.72%, 04/15/2031 60 53
3.50%, 03/30/2051 150 106
3.90%, 01/25/2028 700 688
5.68%, 01/15/2035 130 134
$ 981
Regional Authority - 0 .26%
Province of Alberta Canada
1.30%, 07/22/2030 525 449
3.30%, 03/15/2028 170 166
4.50%, 06/26/2029 250 252
Province of British Columbia Canada
0.90%, 07/20/2026 265 253
1.30%, 01/29/2031 160 135
4.20%, 07/06/2033 315 307
4.70%, 01/24/2028 280 284
4.75%, 06/12/2034 250 252
4.80%, 11/15/2028 390 397
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Manitoba Canada
1.50%, 10/25/2028 $ 85 $ 77
4.30%, 07/27/2033 160 157
Province of Ontario Canada
1.05%, 04/14/2026 415 401
1.13%, 10/07/2030 300 253
2.13%, 01/21/2032 340 294
3.10%, 05/19/2027 285 278
3.70%, 09/17/2029 265 259
4.20%, 01/18/2029 360 359
4.70%, 01/15/2030 280 285
Province of Quebec Canada
1.35%, 05/28/2030 490 423
3.63%, 04/13/2028 320 314
4.25%, 09/05/2034 405 393
4.50%, 04/03/2029 450 454
4.50%, 09/08/2033 160 159
7.50%, 09/15/2029 36 41
$ 6,642
REITs - 0 .83%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 189
2.00%, 05/18/2032 600 491
2.75%, 12/15/2029 70 64
2.95%, 03/15/2034 65 55
3.00%, 05/18/2051 100 64
4.00%, 02/01/2050 70 54
4.90%, 12/15/2030 80 80
5.15%, 04/15/2053 160 147
American Tower Corp
1.60%, 04/15/2026 60 58
1.88%, 10/15/2030 175 149
2.90%, 01/15/2030 155 142
2.95%, 01/15/2051 60 39
3.38%, 10/15/2026 500 491
3.65%, 03/15/2027 515 505
3.70%, 10/15/2049 300 225
3.95%, 03/15/2029 200 194
5.25%, 07/15/2028 160 163
5.65%, 03/15/2033 160 165
5.90%, 11/15/2033 160 168
AvalonBay Communities Inc
1.90%, 12/01/2028 60 55
2.05%, 01/15/2032 60 51
2.30%, 03/01/2030 755 678
5.00%, 02/15/2033 155 156
5.35%, 06/01/2034 130 133
Boston Properties LP
2.55%, 04/01/2032 245 202
2.90%, 03/15/2030 600 541
3.65%, 02/01/2026 500 494
COPT Defense Properties LP
2.75%, 04/15/2031 60 52
Crown Castle Inc
1.05%, 07/15/2026 115 109
2.50%, 07/15/2031 60 52
2.90%, 04/01/2041 60 43
3.10%, 11/15/2029 125 115
3.25%, 01/15/2051 115 78
3.70%, 06/15/2026 600 593
3.80%, 02/15/2028 430 419
4.00%, 11/15/2049 95 73
4.90%, 09/01/2029 145 145
5.00%, 01/11/2028 160 161
5.10%, 05/01/2033 350 348
CubeSmart LP
2.00%, 02/15/2031 110 94
2.25%, 12/15/2028 60 55

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Digital Realty Trust LP
5.55%, 01/15/2028 $ 345 $ 353
Equinix Inc
1.80%, 07/15/2027 155 145
2.50%, 05/15/2031 460 401
3.20%, 11/18/2029 330 308
3.40%, 02/15/2052 60 42
ERP Operating LP
4.65%, 09/15/2034 350 339
Essex Portfolio LP
1.70%, 03/01/2028 60 55
3.00%, 01/15/2030 140 129
4.00%, 03/01/2029 784 765
5.50%, 04/01/2034 135 138
Extra Space Storage LP
2.20%, 10/15/2030 75 65
2.40%, 10/15/2031 60 51
5.40%, 02/01/2034 135 137
5.50%, 07/01/2030 160 165
Federal Realty OP LP
1.25%, 02/15/2026 115 111
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 133
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 126
Healthpeak OP LLC
2.13%, 12/01/2028 210 192
5.25%, 12/15/2032 80 81
Kilroy Realty LP
2.50%, 11/15/2032 160 127
Kimco Realty OP LLC
2.25%, 12/01/2031 60 51
2.70%, 10/01/2030 160 144
3.70%, 10/01/2049 30 23
4.60%, 02/01/2033 165 160
6.40%, 03/01/2034 360 391
Mid-America Apartments LP
5.30%, 02/15/2032 130 132
NNN REIT Inc
3.60%, 12/15/2026 300 296
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 30
Prologis LP
1.25%, 10/15/2030 160 134
1.75%, 07/01/2030 155 134
2.25%, 01/15/2032 60 51
2.88%, 11/15/2029 75 70
4.63%, 01/15/2033 575 566
4.88%, 06/15/2028 160 162
5.25%, 03/15/2054 330 321
Public Storage Operating Co
0.88%, 02/15/2026 40 39
1.85%, 05/01/2028 115 106
2.25%, 11/09/2031 60 51
5.10%, 08/01/2033 160 162
5.13%, 01/15/2029 160 164
Realty Income Corp
0.75%, 03/15/2026
(d)
40 38
2.10%, 03/15/2028 60 56
2.20%, 06/15/2028
(d)
65 60
3.10%, 12/15/2029 300 280
3.25%, 01/15/2031 160 147
4.13%, 10/15/2026 220 219
4.75%, 02/15/2029 135 135
4.85%, 03/15/2030 160 161
4.88%, 06/01/2026 700 702
4.90%, 07/15/2033 160 158
5.38%, 09/01/2054 305 298
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Simon Property Group LP
1.75%, 02/01/2028 $ 555 $ 516
2.65%, 02/01/2032 385 335
3.25%, 11/30/2026 300 294
4.75%, 09/26/2034 305 295
4.75%, 03/15/2042
(d)
164 151
UDR Inc
2.10%, 08/01/2032 100 82
3.20%, 01/15/2030 145 135
Ventas Realty LP
3.00%, 01/15/2030 500 461
5.63%, 07/01/2034 130 134
VICI Properties LP
5.13%, 11/15/2031 440 436
Welltower OP LLC
2.75%, 01/15/2032 570 497
4.13%, 03/15/2029 300 294
WP Carey Inc
2.40%, 02/01/2031 65 56
$ 21,080
Retail - 0 .61%
AutoZone Inc
1.65%, 01/15/2031 160 135
3.75%, 06/01/2027 200 197
5.10%, 07/15/2029 260 264
Costco Wholesale Corp
1.38%, 06/20/2027 125 117
Dollar Tree Inc
4.20%, 05/15/2028 130 128
Home Depot Inc/The
0.90%, 03/15/2028 55 50
1.88%, 09/15/2031 760 641
2.13%, 09/15/2026 350 339
2.38%, 03/15/2051 55 32
2.75%, 09/15/2051 60 38
2.88%, 04/15/2027 65 63
2.95%, 06/15/2029 500 470
3.13%, 12/15/2049 235 163
4.20%, 04/01/2043
(d)
300 259
4.25%, 04/01/2046 180 154
4.40%, 03/15/2045 300 264
4.85%, 06/25/2031 150 152
4.88%, 06/25/2027 130 132
4.90%, 04/15/2029 135 137
4.95%, 09/30/2026 135 136
4.95%, 06/25/2034 260 262
4.95%, 09/15/2052 85 80
5.30%, 06/25/2054 260 256
5.88%, 12/16/2036 400 431
Lowe's Cos Inc
1.30%, 04/15/2028 130 118
1.70%, 10/15/2030 130 111
2.50%, 04/15/2026 90 88
3.10%, 05/03/2027 500 486
3.65%, 04/05/2029 135 130
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 61
4.25%, 04/01/2052 540 435
4.55%, 04/05/2049 135 115
4.80%, 04/01/2026 160 161
5.00%, 04/15/2033 130 130
5.00%, 04/15/2040 155 148
5.63%, 04/15/2053 380 377
5.75%, 07/01/2053 160 162
McDonald's Corp
2.63%, 09/01/2029 140 130
3.70%, 02/15/2042 300 242
4.45%, 03/01/2047 500 432

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald’s Corp (continued)
4.60%, 05/15/2030
(f)
$ 320 $ 320
4.95%, 08/14/2033
(d)
175 177
5.15%, 09/09/2052 255 241
6.30%, 03/01/2038 600 660
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 63
Starbucks Corp
2.00%, 03/12/2027 290 277
3.00%, 02/14/2032 345 309
3.75%, 12/01/2047 370 279
4.30%, 06/15/2045 225 189
4.45%, 08/15/2049 220 186
4.80%, 02/15/2033 120 120
Target Corp
1.95%, 01/15/2027 280 269
2.35%, 02/15/2030 250 226
2.95%, 01/15/2052 325 214
4.50%, 09/15/2032 690 679
4.50%, 09/15/2034 305 296
4.80%, 01/15/2053
(d)
160 147
TJX Cos Inc/The
1.15%, 05/15/2028 65 59
1.60%, 05/15/2031 65 55
Walmart Inc
1.05%, 09/17/2026 105 100
1.50%, 09/22/2028 300 274
1.80%, 09/22/2031 135 116
2.50%, 09/22/2041 135 97
2.65%, 09/22/2051 105 68
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 195 179
4.00%, 04/15/2026 255 255
4.00%, 04/15/2030 275 272
4.00%, 04/11/2043 250 218
4.05%, 06/29/2048 300 254
4.10%, 04/15/2033 275 267
4.50%, 09/09/2052 300 272
$ 15,429
Semiconductors - 0 .63%
Analog Devices Inc
2.10%, 10/01/2031 40 34
2.80%, 10/01/2041 60 44
3.50%, 12/05/2026 250 247
5.30%, 04/01/2054 125 124
Applied Materials Inc
4.35%, 04/01/2047 200 175
4.80%, 06/15/2029 305 309
5.10%, 10/01/2035 250 255
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 643
Broadcom Inc
3.14%, 11/15/2035
(i)
738 615
3.19%, 11/15/2036
(i)
30 25
3.42%, 04/15/2033
(i)
452 403
3.47%, 04/15/2034
(i)
415 367
3.75%, 02/15/2051
(i)
570 435
4.15%, 02/15/2028 135 134
4.15%, 11/15/2030 310 300
4.30%, 11/15/2032 300 287
4.35%, 02/15/2030 210 207
4.55%, 02/15/2032 75 73
4.75%, 04/15/2029 355 356
5.15%, 11/15/2031 235 239
5.20%, 04/15/2032 285 290
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp
2.00%, 08/12/2031 $ 60 $ 50
3.05%, 08/12/2051 60 37
3.15%, 05/11/2027 150 145
3.20%, 08/12/2061 60 35
3.25%, 11/15/2049 250 161
3.73%, 12/08/2047 345 245
3.75%, 03/25/2027 155 152
3.75%, 08/05/2027 65 64
4.00%, 08/05/2029 585 564
4.10%, 05/19/2046 250 191
4.15%, 08/05/2032 765 714
4.60%, 03/25/2040 155 136
4.88%, 02/10/2026 605 606
5.20%, 02/10/2033
(d)
300 297
5.60%, 02/21/2054 200 186
5.63%, 02/10/2043 300 288
5.70%, 02/10/2053 385 362
KLA Corp
4.70%, 02/01/2034 135 133
4.95%, 07/15/2052 240 225
Lam Research Corp
2.88%, 06/15/2050 500 327
Marvell Technology Inc
2.45%, 04/15/2028 115 107
Micron Technology Inc
2.70%, 04/15/2032 90 77
4.19%, 02/15/2027 405 402
4.66%, 02/15/2030 300 296
5.30%, 01/15/2031 80 81
5.80%, 01/15/2035 290 300
NVIDIA Corp
1.55%, 06/15/2028 60 55
3.50%, 04/01/2040 600 508
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 100
3.13%, 02/15/2042 265 192
3.15%, 05/01/2027 80 78
3.25%, 05/11/2041 60 45
4.40%, 06/01/2027 480 478
QUALCOMM Inc
3.25%, 05/20/2027 500 490
4.30%, 05/20/2047 350 298
4.50%, 05/20/2052 165 142
4.80%, 05/20/2045 110 102
6.00%, 05/20/2053 155 165
Texas Instruments Inc
4.15%, 05/15/2048 365 306
4.60%, 02/08/2029 225 227
4.90%, 03/14/2033 160 162
5.00%, 03/14/2053 160 152
5.15%, 02/08/2054 130 126
TSMC Arizona Corp
3.88%, 04/22/2027 590 584
$ 15,953
Software - 0 .69%
Adobe Inc
4.95%, 01/17/2030 535 548
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 495
3.10%, 03/01/2041 55 41
5.10%, 07/15/2032 550 554
Fiserv Inc
3.50%, 07/01/2029 900 854
4.40%, 07/01/2049 590 496
4.75%, 03/15/2030 140 140
5.15%, 08/12/2034 70 70
5.35%, 03/15/2031 125 128

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fiserv Inc (continued)
5.45%, 03/02/2028 $ 240 $ 246
5.63%, 08/21/2033 155 160
Intuit Inc
1.35%, 07/15/2027 160 150
5.13%, 09/15/2028 160 164
5.25%, 09/15/2026 315 319
5.50%, 09/15/2053 220 223
Microsoft Corp
1.35%, 09/15/2030 80 69
2.50%, 09/15/2050 160 101
2.53%, 06/01/2050 611 389
2.68%, 06/01/2060 549 335
2.92%, 03/17/2052 476 326
3.30%, 02/06/2027 140 138
3.45%, 08/08/2036 250 225
3.70%, 08/08/2046 500 410
Oracle Corp
2.30%, 03/25/2028 115 108
2.65%, 07/15/2026 300 293
2.80%, 04/01/2027 155 150
2.88%, 03/25/2031 305 273
2.95%, 04/01/2030 655 601
3.25%, 11/15/2027 500 484
3.60%, 04/01/2040 355 283
3.60%, 04/01/2050 700 500
3.65%, 03/25/2041 325 257
3.80%, 11/15/2037 250 213
3.90%, 05/15/2035 130 116
3.95%, 03/25/2051 115 87
4.00%, 07/15/2046 500 393
4.00%, 11/15/2047 75 58
4.10%, 03/25/2061 60 44
4.20%, 09/27/2029 135 132
4.30%, 07/08/2034 75 70
4.38%, 05/15/2055 150 120
4.50%, 07/08/2044 50 43
4.65%, 05/06/2030 530 528
4.70%, 09/27/2034 290 279
5.25%, 02/03/2032 285 289
5.38%, 09/27/2054 135 126
5.50%, 09/27/2064 135 126
5.55%, 02/06/2053 305 292
6.00%, 08/03/2055 285 291
6.13%, 07/08/2039 60 63
6.13%, 08/03/2065 285 291
6.15%, 11/09/2029 180 190
6.25%, 11/09/2032 360 386
6.90%, 11/09/2052 360 409
Roper Technologies Inc
1.40%, 09/15/2027 860 795
2.95%, 09/15/2029 400 372
4.75%, 02/15/2032 80 79
4.90%, 10/15/2034 80 79
Salesforce Inc
1.95%, 07/15/2031 60 51
2.70%, 07/15/2041 265 192
2.90%, 07/15/2051 400 263
Take-Two Interactive Software Inc
4.95%, 03/28/2028 160 161
VMware LLC
1.40%, 08/15/2026 680 649
1.80%, 08/15/2028 685 624
2.20%, 08/15/2031 115 98
$ 17,439
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 1 .41%
Canada Government International Bond
0.75%, 05/19/2026 $ 315 $ 303
3.75%, 04/26/2028 505 501
4.63%, 04/30/2029 250 255
Chile Government International Bond
2.45%, 01/31/2031 500 436
2.55%, 01/27/2032 400 343
2.75%, 01/31/2027 500 482
3.10%, 05/07/2041 400 295
3.24%, 02/06/2028 300 287
3.50%, 04/15/2053 200 139
3.86%, 06/21/2047 200 154
4.00%, 01/31/2052 200 154
4.95%, 01/05/2036 315 305
Export Development Canada
3.75%, 09/07/2027 265 263
3.88%, 02/14/2028 315 313
4.13%, 02/13/2029 265 265
4.38%, 06/29/2026 475 476
4.75%, 06/05/2034 250 258
Export-Import Bank of Korea
1.38%, 02/09/2031 200 168
2.63%, 05/26/2026 700 686
4.00%, 09/11/2029 265 261
4.25%, 09/15/2027 200 200
4.50%, 09/15/2032 200 197
4.63%, 01/14/2028 200 202
5.13%, 09/18/2028 200 205
5.25%, 01/14/2035 200 208
Indonesia Government International Bond
2.15%, 07/28/2031 200 170
2.85%, 02/14/2030 200 183
3.05%, 03/12/2051 200 134
3.50%, 01/11/2028 500 484
3.70%, 10/30/2049 200 152
4.20%, 10/15/2050 400 332
4.35%, 01/11/2048 200 171
4.55%, 01/11/2028 200 199
4.65%, 09/20/2032 200 195
4.75%, 02/11/2029 300 300
4.75%, 09/10/2034 200 193
5.15%, 09/10/2054 200 189
5.65%, 01/11/2053 200 202
Israel Government International Bond
3.88%, 07/03/2050 200 146
4.13%, 01/17/2048 200 155
4.50%, 01/17/2033 200 189
4.50%, 01/30/2043 200 172
5.38%, 02/19/2030 200 202
5.50%, 03/12/2034
(d)
400 402
5.75%, 03/12/2054 200 188
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 168
1.88%, 07/21/2026 264 256
1.88%, 04/15/2031 200 173
2.13%, 02/16/2029 200 184
2.25%, 11/04/2026 400 387
2.88%, 07/21/2027 330 320
4.25%, 04/27/2026 240 240
4.63%, 07/22/2027 230 232
4.63%, 07/19/2028 200 202
4.63%, 04/17/2034 200 203
4.88%, 10/18/2028 300 307
Japan International Cooperation Agency
4.75%, 05/21/2029 400 406
Korea International Bond
1.00%, 09/16/2030 200 168
3.88%, 09/20/2048 250 212

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
2.66%, 05/24/2031 $ 500 $ 419
3.25%, 04/16/2030 200 180
3.50%, 02/12/2034 400 329
3.75%, 01/11/2028 225 217
3.75%, 04/19/2071 200 115
4.50%, 04/22/2029 400 387
4.60%, 01/23/2046 200 151
4.60%, 02/10/2048 300 224
4.75%, 03/08/2044 500 393
5.55%, 01/21/2045 360 321
5.75%, 10/12/2110 100 79
6.00%, 05/07/2036 200 194
6.05%, 01/11/2040 700 665
6.34%, 05/04/2053 500 462
6.35%, 02/09/2035 200 201
6.40%, 05/07/2054 275 256
6.75%, 09/27/2034
(d)
350 368
6.88%, 05/13/2037 280 288
7.38%, 05/13/2055 280 292
Panama Government International Bond
2.25%, 09/29/2032 200 146
3.16%, 01/23/2030 600 518
3.30%, 01/19/2033 500 391
3.88%, 03/17/2028 300 283
4.30%, 04/29/2053 200 125
4.50%, 04/16/2050 200 130
6.70%, 01/26/2036 600 578
6.85%, 03/28/2054 200 179
Peruvian Government International Bond
1.86%, 12/01/2032 60 47
2.78%, 01/23/2031 545 475
2.78%, 12/01/2060 310 172
3.30%, 03/11/2041 300 223
3.55%, 03/10/2051 60 42
5.63%, 11/18/2050 150 144
5.88%, 08/08/2054 330 324
6.55%, 03/14/2037 400 426
8.75%, 11/21/2033 180 217
Philippine Government International Bond
2.65%, 12/10/2045 400 259
3.00%, 02/01/2028 300 286
3.20%, 07/06/2046 200 142
3.70%, 03/01/2041 400 324
3.70%, 02/02/2042 250 201
4.75%, 03/05/2035 265 256
5.00%, 07/17/2033 200 198
5.17%, 10/13/2027 500 507
5.50%, 02/04/2035 225 230
5.50%, 01/17/2048 200 198
5.60%, 05/14/2049 200 200
5.61%, 04/13/2033 250 257
7.75%, 01/14/2031 190 218
Republic of Italy Government International Bond
1.25%, 02/17/2026 250 242
2.88%, 10/17/2029 300 277
3.88%, 05/06/2051 400 282
5.38%, 06/15/2033 205 212
Republic of Poland Government International Bond
4.88%, 02/12/2030 350 352
4.88%, 10/04/2033 320 314
5.13%, 09/18/2034 450 447
5.50%, 03/18/2054 375 360
State of Israel
2.50%, 01/15/2030 200 177
3.38%, 01/15/2050 200 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Svensk Exportkredit AB
3.75%, 09/13/2027 $ 265 $ 263
4.13%, 06/14/2028 320 320
4.38%, 02/13/2026 315 315
4.88%, 09/14/2026 320 323
Tennessee Valley Authority
3.50%, 12/15/2042 200 170
3.88%, 03/15/2028 525 523
4.25%, 09/15/2065 115 99
4.63%, 09/15/2060 200 185
5.25%, 09/15/2039 250 266
5.38%, 04/01/2056 196 207
5.88%, 04/01/2036 325 363
Uruguay Government International Bond
4.13%, 11/20/2045 136 116
4.38%, 10/27/2027 200 199
4.98%, 04/20/2055 100 90
5.10%, 06/18/2050 300 280
5.44%, 02/14/2037 140 141
5.75%, 10/28/2034 155 161
7.63%, 03/21/2036 500 591
$ 35,819
Supranational Bank - 1 .26%
African Development Bank
0.88%, 03/23/2026 705 681
0.88%, 07/22/2026 115 110
3.50%, 09/18/2029 265 259
4.13%, 02/25/2027 135 135
4.38%, 03/14/2028 320 323
4.63%, 01/04/2027 190 192
Asian Development Bank
0.50%, 02/04/2026 400 387
1.00%, 04/14/2026 865 836
1.50%, 01/20/2027 425 405
1.50%, 03/04/2031 115 99
1.75%, 09/19/2029 300 271
1.88%, 03/15/2029 135 124
2.75%, 01/19/2028 130 125
3.13%, 08/20/2027 450 440
3.13%, 04/27/2032 135 126
3.63%, 08/28/2029 395 387
3.75%, 04/25/2028 320 317
3.88%, 09/28/2032 450 440
3.88%, 06/14/2033 320 311
4.00%, 01/12/2033 160 157
4.13%, 01/12/2027 275 275
4.38%, 01/14/2028 340 343
4.38%, 03/06/2029 550 556
4.50%, 08/25/2028 380 385
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
3.75%, 09/14/2027 255 253
4.13%, 01/18/2029 270 270
4.50%, 01/16/2030 280 285
4.88%, 09/14/2026 320 324
Council Of Europe Development Bank
3.63%, 01/26/2028 315 311
3.75%, 05/25/2026 315 313
4.50%, 01/15/2030 210 214
4.63%, 06/11/2027 125 126
European Bank for Reconstruction & Development
4.13%, 01/25/2029 435 435
4.38%, 03/09/2028 255 257
European Investment Bank
0.75%, 10/26/2026 660 625
1.25%, 02/14/2031 255 217
1.63%, 05/13/2031
(d)
60 52
3.63%, 07/15/2030 520 508

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank (continued)
3.75%, 11/15/2029 $ 510 $ 502
3.75%, 02/14/2033 615 596
3.88%, 03/15/2028 500 498
4.00%, 02/15/2029 1,100 1,097
4.13%, 02/13/2034 265 261
4.38%, 03/19/2027 375 377
4.38%, 10/10/2031 550 556
4.50%, 03/14/2030 570 580
4.63%, 02/12/2035 455 467
4.75%, 06/15/2029 250 256
Inter-American Development Bank
0.88%, 04/20/2026 900 868
1.13%, 07/20/2028 515 468
1.13%, 01/13/2031 420 354
1.50%, 01/13/2027 425 406
3.13%, 09/18/2028 300 291
3.50%, 09/14/2029 300 293
3.50%, 04/12/2033 320 304
4.00%, 01/12/2028 310 310
4.13%, 02/15/2029 265 265
4.38%, 02/01/2027 275 276
4.38%, 07/17/2034 250 251
4.38%, 01/24/2044 50 48
4.50%, 05/15/2026 315 316
4.50%, 02/15/2030 480 488
4.50%, 09/13/2033 320 325
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 500 458
0.75%, 08/26/2030 515 430
0.88%, 07/15/2026 325 311
1.25%, 02/10/2031 615 521
1.38%, 04/20/2028 365 336
1.63%, 11/03/2031 495 421
1.75%, 10/23/2029 950 856
2.50%, 03/29/2032 620 556
3.13%, 06/15/2027 500 490
3.50%, 07/12/2028 480 471
3.88%, 10/16/2029 270 267
3.88%, 02/14/2030 315 312
3.88%, 08/28/2034 330 318
4.00%, 08/27/2026 135 135
4.00%, 07/25/2030 435 432
4.00%, 01/10/2031 275 272
4.50%, 04/10/2031 375 381
4.63%, 08/01/2028 480 488
4.63%, 01/15/2032 280 286
4.75%, 04/10/2026 375 377
4.75%, 11/14/2033 280 289
International Finance Corp
4.25%, 07/02/2029 250 252
4.38%, 01/15/2027 395 397
4.50%, 01/21/2028 355 359
Nordic Investment Bank
4.25%, 02/28/2029 200 201
$ 31,984
Telecommunications - 0 .97%
America Movil SAB de CV
2.88%, 05/07/2030 600 547
3.63%, 04/22/2029 400 383
4.38%, 04/22/2049 200 169
6.13%, 03/30/2040 380 403
AT&T Inc
1.65%, 02/01/2028 200 184
1.70%, 03/25/2026 340 330
2.25%, 02/01/2032 145 122
2.30%, 06/01/2027 750 714
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc (continued)
3.10%, 02/01/2043 $ 145 $ 106
3.50%, 06/01/2041 640 503
3.50%, 09/15/2053 627 437
3.55%, 09/15/2055 815 565
3.65%, 06/01/2051 355 258
3.65%, 09/15/2059 999 690
4.35%, 03/01/2029 700 693
4.35%, 06/15/2045 300 253
4.50%, 05/15/2035 700 662
4.50%, 03/09/2048 500 423
5.40%, 02/15/2034 320 327
Bell Telephone Co of Canada or Bell Canada
3.65%, 03/17/2051 60 43
5.20%, 02/15/2034
(d)
130 130
Cisco Systems Inc
4.75%, 02/24/2030 145 147
4.80%, 02/26/2027 265 268
4.85%, 02/26/2029 265 269
4.95%, 02/24/2032 460 466
5.05%, 02/26/2034 265 269
5.30%, 02/26/2054 265 265
5.50%, 01/15/2040 135 140
5.90%, 02/15/2039 170 184
Juniper Networks Inc
2.00%, 12/10/2030 55 47
Orange SA
5.38%, 01/13/2042 30 29
Rogers Communications Inc
3.20%, 03/15/2027 130 126
3.70%, 11/15/2049 90 64
3.80%, 03/15/2032 65 59
5.00%, 02/15/2029 130 131
5.00%, 03/15/2044 75 68
7.50%, 08/15/2038 250 289
Sprint Capital Corp
6.88%, 11/15/2028 320 342
Telefonica Emisiones SA
4.10%, 03/08/2027 325 322
5.21%, 03/08/2047 550 501
7.05%, 06/20/2036 305 342
T-Mobile USA Inc
1.50%, 02/15/2026 155 150
2.05%, 02/15/2028 190 177
2.25%, 11/15/2031 150 128
2.40%, 03/15/2029 25 23
2.55%, 02/15/2031 600 528
3.00%, 02/15/2041 150 110
3.30%, 02/15/2051 250 171
3.38%, 04/15/2029 265 251
3.40%, 10/15/2052 235 162
3.75%, 04/15/2027 315 310
3.88%, 04/15/2030 600 575
4.20%, 10/01/2029 135 132
4.38%, 04/15/2040 345 308
4.50%, 04/15/2050 300 254
4.80%, 07/15/2028 160 161
4.95%, 03/15/2028 95 96
5.05%, 07/15/2033 330 329
5.15%, 04/15/2034 305 306
5.20%, 01/15/2033 160 162
5.25%, 06/15/2055 135 127
5.50%, 01/15/2055 135 131
5.65%, 01/15/2053 360 358
5.75%, 01/15/2034 160 167
5.75%, 01/15/2054 160 161
6.00%, 06/15/2054 160 167

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
1.50%, 09/18/2030
(d)
$ 180 $ 153
1.75%, 01/20/2031 135 114
2.10%, 03/22/2028 175 163
2.36%, 03/15/2032 265 225
2.55%, 03/21/2031 315 277
2.65%, 11/20/2040 750 532
2.88%, 11/20/2050 505 324
2.99%, 10/30/2056 89 55
3.00%, 11/20/2060 65 40
3.40%, 03/22/2041 715 560
3.55%, 03/22/2051 815 597
3.70%, 03/22/2061 480 341
3.85%, 11/01/2042 90 73
4.02%, 12/03/2029 400 389
4.13%, 03/16/2027 600 596
4.33%, 09/21/2028 260 258
4.40%, 11/01/2034 300 285
4.50%, 08/10/2033 300 289
4.67%, 03/15/2055 345 298
4.81%, 03/15/2039 75 71
4.86%, 08/21/2046 300 276
Vodafone Group PLC
4.25%, 09/17/2050 250 198
5.63%, 02/10/2053 160 154
5.75%, 06/28/2054 330 323
5.88%, 06/28/2064 205 201
6.15%, 02/27/2037 86 92
$ 24,598
Transportation - 0 .42%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 408
3.55%, 02/15/2050 155 117
4.15%, 04/01/2045 200 170
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 35
5.20%, 04/15/2054 160 156
5.40%, 06/01/2041 360 364
5.50%, 03/15/2055 130 132
Canadian National Railway Co
4.38%, 09/18/2034 305 293
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 138
3.10%, 12/02/2051 450 303
6.13%, 09/15/2115 75 80
CSX Corp
2.40%, 02/15/2030 60 54
3.35%, 09/15/2049 60 43
3.80%, 03/01/2028 75 74
3.80%, 04/15/2050 700 549
4.30%, 03/01/2048 200 171
4.50%, 11/15/2052 160 140
4.90%, 03/15/2055 335 309
5.20%, 11/15/2033
(d)
160 164
FedEx Corp
3.10%, 08/05/2029
(i)
800 748
3.88%, 08/01/2042
(i)
30 24
4.55%, 04/01/2046
(i)
420 356
5.10%, 01/15/2044
(i)
295 269
Norfolk Southern Corp
2.30%, 05/15/2031 60 53
2.55%, 11/01/2029 150 137
2.90%, 08/25/2051 60 38
3.94%, 11/01/2047 192 153
4.05%, 08/15/2052 200 159
4.45%, 03/01/2033 160 156
4.55%, 06/01/2053 455 394
4.84%, 10/01/2041 180 168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp (continued)
5.35%, 08/01/2054 $ 125 $ 123
Ryder System Inc
2.90%, 12/01/2026 150 146
4.30%, 06/15/2027 20 20
4.95%, 09/01/2029 290 292
Union Pacific Corp
2.38%, 05/20/2031 710 627
2.80%, 02/14/2032 110 98
2.89%, 04/06/2036 140 116
2.97%, 09/16/2062 90 54
3.20%, 05/20/2041
(d)
60 46
3.38%, 02/14/2042 65 51
3.80%, 10/01/2051 310 241
3.80%, 04/06/2071 590 418
3.84%, 03/20/2060 220 164
4.00%, 04/15/2047 250 205
4.50%, 01/20/2033 130 128
4.95%, 09/09/2052 130 123
5.60%, 12/01/2054 145 148
United Parcel Service Inc
2.50%, 09/01/2029 125 115
3.40%, 09/01/2049 180 131
4.88%, 03/03/2033 410 412
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 387
5.15%, 05/22/2034 130 132
5.50%, 05/22/2054 130 130
$ 10,718
Trucking & Leasing - 0 .02%
GATX Corp
1.90%, 06/01/2031 115 96
5.50%, 06/15/2035 315 319
$ 415
Water - 0 .04%
American Water Capital Corp
2.30%, 06/01/2031 60 52
3.25%, 06/01/2051 300 207
3.75%, 09/01/2047 340 263
4.45%, 06/01/2032 130 126
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031 60 52
5.30%, 05/01/2052 65 61
5.38%, 01/15/2034 135 136
$ 912
TOTAL BONDS $ 693,437
MUNICIPAL BONDS - 0 .12%
Principal
Amount (000's) Value (000's)
California - 0 .04%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 192
6.91%, 10/01/2050 125 148
California State University
2.98%, 11/01/2051 155 110
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 21
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 22
State of California
3.50%, 04/01/2028 115 113
7.30%, 10/01/2039 300 348
$ 954
Georgia - 0 .00%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 147 165

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois - 0 .04%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 $ 277 $ 310
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 30 31
State of Illinois
5.10%, 06/01/2033 659 659
$ 1,000
New Jersey - 0 .02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 265
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 163
$ 428
New York - 0 .01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 219
Ohio - 0 .00%
Ohio State University/The
4.91%, 06/01/2040 50 49
Texas - 0 .01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 28
State of Texas
4.68%, 04/01/2040 160 155
$ 183
Wisconsin - 0 .00%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
150 151
TOTAL MUNICIPAL BONDS $ 3,149
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 70 .52%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .29%
2.00%, 09/01/2031 $ 49 $ 47
2.00%, 12/01/2031 59 55
2.50%, 01/01/2031 104 99
2.50%, 02/01/2031 104 99
2.50%, 12/01/2031 181 173
2.50%, 01/01/2032 197 187
2.50%, 03/01/2032 61 58
2.50%, 11/01/2036 42 39
3.00%, 11/01/2028 60 59
3.00%, 04/01/2029 55 53
3.00%, 09/01/2029 54 52
3.00%, 10/01/2029 81 79
3.00%, 11/01/2029 38 38
3.00%, 01/01/2030 34 33
3.00%, 11/01/2030 38 36
3.00%, 03/01/2031 24 23
3.00%, 05/01/2032 120 115
3.00%, 03/01/2033 49 47
3.00%, 04/01/2033 19 18
3.00%, 09/01/2036 64 59
3.00%, 09/01/2036 35 33
3.00%, 02/01/2037 68 64
3.00%, 10/01/2042 146 133
3.00%, 11/01/2042 240 217
3.00%, 02/01/2043 228 206
3.00%, 08/01/2043 344 311
3.00%, 08/01/2043 290 263
3.00%, 09/01/2043 61 56
3.00%, 10/01/2043 48 44
3.00%, 01/01/2045 54 49
3.00%, 06/01/2046 107 96
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2046 $ 73 $ 65
3.00%, 02/01/2047 121 107
3.50%, 12/01/2031 72 71
3.50%, 05/01/2034 28 27
3.50%, 11/01/2034 34 33
3.50%, 01/01/2035 75 73
3.50%, 04/01/2037 28 27
3.50%, 06/01/2042 186 174
3.50%, 02/01/2045 38 35
3.50%, 03/01/2045 100 93
3.50%, 06/01/2045 105 98
3.50%, 06/01/2046 130 120
4.00%, 12/01/2030 6 6
4.00%, 11/01/2033 51 51
4.00%, 07/01/2034 36 36
4.00%, 04/01/2038 69 67
4.00%, 12/01/2040 80 78
4.00%, 02/01/2044 67 64
4.00%, 04/01/2044 76 73
4.00%, 07/01/2044 96 92
4.00%, 09/01/2044 33 31
4.00%, 11/01/2044 116 111
4.00%, 01/01/2045 103 98
4.00%, 08/01/2045 143 136
4.00%, 12/01/2045 24 23
4.00%, 02/01/2046 39 36
4.00%, 05/01/2046 85 82
4.50%, 10/01/2030 28 28
4.50%, 05/01/2031 3 3
4.50%, 05/01/2049 1,791 1,759
5.50%, 06/01/2034 39 40
5.50%, 07/01/2038 47 49
5.50%, 07/01/2038 39 40
5.50%, 12/01/2038 83 85
5.50%, 10/01/2039 135 138
5.50%, 06/01/2041 52 53
6.00%, 04/01/2038 230 241
6.00%, 11/01/2038 49 51
$ 7,235
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 19 .44%
1.50%, 12/01/2035 1,904 1,683
1.50%, 03/01/2036 1,094 964
1.50%, 05/01/2036 3,896 3,432
1.50%, 05/01/2036 1,216 1,077
1.50%, 11/01/2036 860 760
1.50%, 12/01/2036 2,101 1,847
1.50%, 01/01/2037 724 636
1.50%, 11/01/2050 748 572
1.50%, 01/01/2051 3,517 2,679
1.50%, 06/01/2051 1,645 1,255
2.00%, 09/01/2029 83 80
2.00%, 05/01/2030 33 32
2.00%, 12/01/2031 79 74
2.00%, 02/01/2032 53 50
2.00%, 02/01/2036 1,331 1,203
2.00%, 02/01/2036 2,965 2,684
2.00%, 03/01/2036 2,394 2,167
2.00%, 04/01/2036 4,306 3,925
2.00%, 05/01/2036 853 772
2.00%, 02/01/2037 6,070 5,481
2.00%, 11/01/2041 5,977 5,131
2.00%, 05/01/2042 2,564 2,186
2.00%, 12/01/2050 13,860 11,190
2.00%, 02/01/2051 7,234 5,807
2.00%, 02/01/2051 9,799 7,890
2.00%, 02/01/2051 1,710 1,379
2.00%, 02/01/2051 2,041 1,658

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 03/01/2051 $ 1,677 $ 1,352
2.00%, 04/01/2051 7,394 5,993
2.00%, 04/01/2051 2,147 1,749
2.00%, 04/01/2051 4,883 3,969
2.00%, 04/01/2051 11,044 8,978
2.00%, 06/01/2051 1,894 1,525
2.00%, 07/01/2051 10,771 8,666
2.00%, 09/01/2051 2,755 2,213
2.00%, 10/01/2051 2,317 1,886
2.00%, 10/01/2051 3,725 3,009
2.00%, 11/01/2051 1,728 1,388
2.00%, 11/01/2051 1,587 1,290
2.00%, 12/01/2051 2,778 2,251
2.00%, 12/01/2051 2,545 2,063
2.00%, 12/01/2051 3,151 2,546
2.00%, 01/01/2052 11,032 8,967
2.00%, 01/01/2052 4,431 3,555
2.00%, 01/01/2052 1,998 1,619
2.00%, 02/01/2052 2,733 2,198
2.00%, 03/01/2052 4,483 3,629
2.00%, 04/01/2052 10,070 8,162
2.00%, 04/01/2052 1,215 989
2.00%, 04/01/2052 2,000 1,630
2.50%, 01/01/2028 26 25
2.50%, 11/01/2028 85 82
2.50%, 09/01/2029 59 56
2.50%, 05/01/2030 77 74
2.50%, 08/01/2030 107 103
2.50%, 03/01/2031 81 77
2.50%, 11/01/2031 194 185
2.50%, 12/01/2031 36 34
2.50%, 01/01/2032 54 51
2.50%, 03/01/2032 65 61
2.50%, 07/01/2033 6 6
2.50%, 02/01/2035 932 871
2.50%, 06/01/2035 2,018 1,871
2.50%, 10/01/2036 18 17
2.50%, 10/01/2036 43 40
2.50%, 12/01/2036 56 51
2.50%, 01/01/2037 3,578 3,319
2.50%, 04/01/2037 1,091 1,014
2.50%, 04/01/2042 4,004 3,513
2.50%, 01/01/2043 48 42
2.50%, 05/01/2043 75 65
2.50%, 10/01/2043 60 52
2.50%, 08/01/2046 39 34
2.50%, 12/01/2046 66 57
2.50%, 12/01/2046 102 88
2.50%, 08/01/2050 4,225 3,594
2.50%, 09/01/2050 1,331 1,127
2.50%, 10/01/2050 601 508
2.50%, 11/01/2050 577 489
2.50%, 02/01/2051 5,553 4,740
2.50%, 02/01/2051 2,045 1,731
2.50%, 07/01/2051 807 679
2.50%, 07/01/2051 7,504 6,331
2.50%, 07/01/2051 1,144 968
2.50%, 07/01/2051 559 470
2.50%, 08/01/2051 998 835
2.50%, 09/01/2051 1,680 1,414
2.50%, 10/01/2051 2,361 1,983
2.50%, 11/01/2051 2,395 2,032
2.50%, 11/01/2051 5,450 4,641
2.50%, 02/01/2052 1,152 974
2.50%, 02/01/2052 10,451 8,859
2.50%, 02/01/2052 2,611 2,193
2.50%, 02/01/2052 3,074 2,580
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 02/01/2052 $ 1,992 $ 1,690
2.50%, 02/01/2052 1,999 1,695
2.50%, 03/01/2052 10,049 8,502
2.50%, 03/01/2052 2,045 1,727
2.50%, 04/01/2052 7,250 6,127
2.50%, 04/01/2052 9,686 8,178
2.50%, 05/01/2052 2,857 2,421
3.00%, 04/01/2027 15 14
3.00%, 01/01/2029 20 20
3.00%, 02/01/2029 24 24
3.00%, 12/01/2029 16 16
3.00%, 12/01/2029 24 23
3.00%, 01/01/2030 130 127
3.00%, 01/01/2030 107 104
3.00%, 06/01/2030 68 66
3.00%, 09/01/2030 29 28
3.00%, 10/01/2030 121 117
3.00%, 11/01/2030 120 116
3.00%, 12/01/2030 24 23
3.00%, 03/01/2031 80 78
3.00%, 04/01/2031 26 25
3.00%, 09/01/2031 130 125
3.00%, 12/01/2031 55 53
3.00%, 01/01/2033 17 16
3.00%, 04/01/2033 17 16
3.00%, 08/01/2034 166 159
3.00%, 05/01/2035 182 172
3.00%, 05/01/2037 2,823 2,697
3.00%, 06/01/2040 359 330
3.00%, 04/01/2043 209 189
3.00%, 04/01/2043 56 51
3.00%, 04/01/2043 111 100
3.00%, 05/01/2043 50 46
3.00%, 05/01/2043 82 74
3.00%, 05/01/2043 257 232
3.00%, 07/01/2043 52 47
3.00%, 07/01/2043 262 237
3.00%, 08/01/2043 38 34
3.00%, 08/01/2043 279 252
3.00%, 10/01/2043 157 142
3.00%, 10/01/2043 257 232
3.00%, 11/01/2043 70 63
3.00%, 01/01/2045 354 320
3.00%, 05/01/2046 45 40
3.00%, 10/01/2046 305 271
3.00%, 10/01/2049 1,491 1,318
3.00%, 11/01/2049 1,716 1,516
3.00%, 11/01/2049 1,236 1,093
3.00%, 03/01/2050 2,733 2,413
3.00%, 02/01/2052 2,033 1,811
3.00%, 03/01/2052 1,146 1,001
3.00%, 03/01/2052 6,396 5,601
3.00%, 04/01/2052 1,729 1,541
3.00%, 05/01/2052 6,611 5,775
3.00%, 05/01/2052 10,523 9,227
3.00%, 05/01/2052 2,340 2,041
3.00%, 05/01/2052 2,777 2,458
3.00%, 06/01/2052 7,127 6,275
3.50%, 12/01/2026 18 17
3.50%, 03/01/2029 49 48
3.50%, 09/01/2029 46 46
3.50%, 11/01/2030 44 43
3.50%, 04/01/2032 7 7
3.50%, 07/01/2032 6 6
3.50%, 09/01/2032 6 6
3.50%, 12/01/2032 827 808
3.50%, 10/01/2033 4 4

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 05/01/2034 $ 23 $ 22
3.50%, 06/01/2034 16 15
3.50%, 07/01/2034 99 95
3.50%, 10/01/2034 26 25
3.50%, 02/01/2036 29 28
3.50%, 02/01/2037 22 21
3.50%, 05/01/2037 31 30
3.50%, 05/01/2037 1,458 1,418
3.50%, 03/01/2041 12 12
3.50%, 03/01/2042 27 25
3.50%, 06/01/2042 159 148
3.50%, 07/01/2042 27 25
3.50%, 04/01/2043 213 200
3.50%, 05/01/2043 148 139
3.50%, 08/01/2043 154 144
3.50%, 01/01/2044 53 49
3.50%, 01/01/2044 655 614
3.50%, 10/01/2044 80 74
3.50%, 12/01/2044 144 134
3.50%, 11/01/2045 101 93
3.50%, 12/01/2045 12 11
3.50%, 12/01/2045 127 118
3.50%, 01/01/2046 157 145
3.50%, 03/01/2046 38 36
3.50%, 07/01/2046 138 128
3.50%, 12/01/2046 114 106
3.50%, 01/01/2048 748 687
3.50%, 11/01/2049 1,641 1,519
3.50%, 12/01/2049 1,211 1,123
3.50%, 01/01/2050 5,790 5,309
3.50%, 04/01/2052 4,546 4,152
3.50%, 05/01/2052 2,392 2,201
3.50%, 06/01/2052 1,321 1,202
3.50%, 07/01/2052 860 781
3.50%, 07/01/2052 9,699 8,971
3.50%, 08/01/2052 3,478 3,190
3.50%, 10/01/2052 2,012 1,829
4.00%, 04/01/2029 2 2
4.00%, 12/01/2030 3 3
4.00%, 03/01/2031 1 1
4.00%, 03/01/2031 45 45
4.00%, 11/01/2031 5 5
4.00%, 11/01/2033 89 88
4.00%, 11/01/2033 2 2
4.00%, 10/01/2034 53 52
4.00%, 02/01/2036 89 87
4.00%, 01/01/2037 29 28
4.00%, 10/01/2037 575 561
4.00%, 10/01/2037 41 40
4.00%, 03/01/2038 15 15
4.00%, 07/01/2038 56 54
4.00%, 12/01/2038 39 38
4.00%, 01/01/2039 51 50
4.00%, 01/01/2041 35 34
4.00%, 02/01/2041 12 11
4.00%, 12/01/2041 54 53
4.00%, 06/01/2042 53 52
4.00%, 06/01/2042 90 87
4.00%, 07/01/2042 281 272
4.00%, 12/01/2042 94 91
4.00%, 09/01/2044 43 41
4.00%, 11/01/2044 40 38
4.00%, 10/01/2049 1,514 1,437
4.00%, 11/01/2049 593 564
4.00%, 04/01/2050 1,212 1,150
4.00%, 05/01/2052 4,359 4,148
4.00%, 08/01/2052 6,626 6,234
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2052 $ 2,820 $ 2,649
4.00%, 09/01/2052 1,632 1,533
4.00%, 01/01/2053 5,345 5,067
4.00%, 05/01/2053 4,546 4,292
4.50%, 06/01/2029 5 5
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 3 3
4.50%, 01/01/2034 12 12
4.50%, 08/01/2052 2,222 2,146
4.50%, 08/01/2052 1,001 970
4.50%, 10/01/2052 3,356 3,242
4.50%, 10/01/2052 4,923 4,774
4.50%, 05/01/2053 4,906 4,747
4.50%, 07/01/2053 5,480 5,321
5.00%, 08/01/2039 761 765
5.00%, 07/01/2052 2,498 2,483
5.00%, 08/01/2052 2,126 2,117
5.00%, 11/01/2052 4,230 4,179
5.00%, 04/01/2053 1,748 1,739
5.00%, 04/01/2053 6,382 6,297
5.00%, 05/01/2053 5,392 5,365
5.00%, 06/01/2053 2,645 2,629
5.00%, 10/01/2053 2,549 2,538
5.00%, 11/01/2054 4,189 4,148
5.50%, 12/01/2027 1 1
5.50%, 03/01/2038 48 49
5.50%, 05/01/2038 52 53
5.50%, 06/01/2038 72 74
5.50%, 09/01/2038 111 114
5.50%, 11/01/2038 59 61
5.50%, 04/01/2039 59 60
5.50%, 04/01/2040 37 38
5.50%, 03/01/2053 3,402 3,442
5.50%, 07/01/2053 1,350 1,365
5.50%, 07/01/2053 5,954 6,077
5.50%, 08/01/2053 2,135 2,153
5.50%, 08/01/2053 5,778 5,828
5.50%, 04/01/2054 3,273 3,308
5.50%, 08/01/2054 4,773 4,802
5.50%, 08/01/2054 1,503 1,518
5.50%, 10/01/2054 3,917 3,959
5.50%, 03/01/2055
(k)
4,275 4,280
6.00%, 10/01/2036 43 45
6.00%, 01/01/2053 4,812 4,985
6.00%, 05/01/2053 1,492 1,533
6.00%, 10/01/2053 2,635 2,706
6.00%, 10/01/2053 3,087 3,190
6.00%, 11/01/2053 3,328 3,412
6.00%, 03/01/2054 1,992 2,041
6.00%, 07/01/2054 2,826 2,904
6.00%, 09/01/2054 4,060 4,167
6.00%, 03/01/2055
(k)
7,645 7,770
6.50%, 01/01/2054 2,828 2,956
6.50%, 01/01/2054 4,693 4,875
6.50%, 02/01/2054 2,888 3,008
6.50%, 04/01/2055
(k)
6,500 6,688
7.00%, 04/01/2055
(k)
3,500 3,658
$ 492,495
Government National Mortgage Association (GNMA) - 6 .26%
2.00%, 08/20/2050 2,005 1,649
2.00%, 01/20/2051 2,476 2,034
2.00%, 02/20/2051 7,419 6,100
2.00%, 05/20/2051 5,648 4,641
2.00%, 07/20/2051 9,093 7,473
2.00%, 08/20/2051 584 480
2.00%, 11/20/2051 1,255 1,031
2.50%, 06/20/2027 18 17

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
2.50%, 12/20/2030 $ 28 $ 27
2.50%, 03/20/2031 52 50
2.50%, 07/20/2043 64 56
2.50%, 12/20/2046 153 133
2.50%, 01/20/2047 50 43
2.50%, 06/20/2050 2,337 2,013
2.50%, 04/20/2051 1,886 1,618
2.50%, 05/20/2051 7,848 6,737
2.50%, 07/20/2051 9,704 8,320
2.50%, 09/20/2051 7,971 6,834
3.00%, 02/15/2027 8 8
3.00%, 08/20/2029 18 17
3.00%, 09/20/2029 22 21
3.00%, 07/20/2030 19 19
3.00%, 01/20/2031 24 23
3.00%, 07/20/2032 27 26
3.00%, 03/20/2043 43 40
3.00%, 03/20/2043 206 185
3.00%, 04/20/2043 275 250
3.00%, 06/20/2043 244 222
3.00%, 08/20/2043 265 241
3.00%, 12/15/2044 26 23
3.00%, 01/15/2045 25 23
3.00%, 01/15/2045 22 20
3.00%, 02/20/2045 23 21
3.00%, 05/20/2045 151 137
3.00%, 06/20/2045 61 56
3.00%, 07/20/2045 452 408
3.00%, 12/20/2045 107 96
3.00%, 01/20/2046 47 42
3.00%, 03/20/2046 188 170
3.00%, 04/20/2046 409 369
3.00%, 05/20/2046 304 275
3.00%, 06/20/2046 295 267
3.00%, 07/20/2046 672 607
3.00%, 08/20/2046 280 253
3.00%, 09/20/2046 209 189
3.00%, 10/20/2046 159 144
3.00%, 12/15/2046 62 55
3.00%, 07/20/2051 1,110 988
3.00%, 09/20/2051 7,326 6,520
3.00%, 12/20/2051 8,315 7,400
3.50%, 05/20/2042 65 61
3.50%, 06/20/2042 67 62
3.50%, 07/20/2042 259 243
3.50%, 09/20/2042 200 188
3.50%, 10/20/2042 145 136
3.50%, 11/20/2042 127 119
3.50%, 12/20/2042 133 124
3.50%, 01/20/2043 219 205
3.50%, 02/20/2043 349 328
3.50%, 03/20/2043 235 220
3.50%, 04/15/2043 81 76
3.50%, 04/20/2043 156 144
3.50%, 05/20/2043 103 97
3.50%, 07/20/2043 134 125
3.50%, 08/20/2043 320 299
3.50%, 09/20/2043 230 216
3.50%, 10/20/2043 108 101
3.50%, 09/20/2044 87 81
3.50%, 10/20/2044 101 94
3.50%, 11/20/2044 96 90
3.50%, 12/20/2044 99 92
3.50%, 01/20/2045 96 89
3.50%, 02/20/2045 130 121
3.50%, 03/15/2045 24 22
3.50%, 03/20/2045 162 151
3.50%, 04/15/2045 9 8
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 04/20/2045 $ 156 $ 145
3.50%, 04/20/2045 97 90
3.50%, 05/20/2045 159 148
3.50%, 06/20/2045 25 23
3.50%, 07/20/2045 135 125
3.50%, 08/20/2045 148 138
3.50%, 09/20/2045 141 131
3.50%, 10/20/2045 127 118
3.50%, 11/20/2045 227 211
3.50%, 12/20/2045 165 154
3.50%, 02/20/2046 135 126
3.50%, 08/15/2046 27 25
3.50%, 09/15/2046 65 60
3.50%, 07/20/2047 3,061 2,840
3.50%, 01/15/2048 35 32
3.50%, 01/20/2048 1,753 1,625
3.50%, 02/20/2048 4,057 3,762
3.50%, 08/20/2048 534 494
3.50%, 09/15/2048 78 73
3.50%, 04/20/2052 1,384 1,274
4.00%, 11/20/2043 183 177
4.00%, 02/20/2044 75 72
4.00%, 05/15/2044 66 63
4.00%, 05/20/2044 42 41
4.00%, 07/20/2044 13 12
4.00%, 08/20/2044 95 91
4.00%, 09/20/2044 85 82
4.00%, 10/20/2044 309 297
4.00%, 11/15/2044 41 39
4.00%, 11/20/2044 60 58
4.00%, 12/20/2044 114 110
4.00%, 01/20/2045 49 47
4.00%, 03/20/2045 76 73
4.00%, 08/20/2045 83 80
4.00%, 09/15/2045 10 9
4.00%, 09/20/2045 97 93
4.00%, 10/20/2045 123 118
4.00%, 11/20/2045 170 163
4.00%, 12/15/2045 27 26
4.00%, 01/20/2046 198 190
4.00%, 02/20/2046 32 30
4.00%, 04/20/2046 118 113
4.00%, 10/20/2046 33 32
4.00%, 11/20/2046 155 149
4.00%, 01/20/2047 9 8
4.00%, 02/20/2047 140 134
4.00%, 03/20/2047 96 91
4.00%, 05/20/2047 32 31
4.00%, 11/20/2047 210 200
4.00%, 03/20/2049 527 501
4.00%, 05/20/2049 674 639
4.00%, 04/20/2052 7,385 6,974
4.50%, 03/15/2039 70 69
4.50%, 03/15/2040 77 77
4.50%, 07/15/2040 90 89
4.50%, 02/20/2041 16 16
4.50%, 03/20/2041 11 11
4.50%, 05/15/2045 7 7
4.50%, 12/20/2046 113 111
4.50%, 10/15/2047 61 59
4.50%, 02/20/2049 2,584 2,527
4.50%, 05/20/2052 1,013 984
4.50%, 08/20/2052 312 302
4.50%, 09/20/2052 6,990 6,754
4.50%, 06/20/2053 1,143 1,106
5.00%, 05/15/2033 59 59
5.00%, 07/20/2038 52 53
5.00%, 10/15/2038 92 93

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 04/20/2039 $ 39 $ 39
5.00%, 10/15/2041 78 77
5.00%, 01/20/2045 61 62
5.00%, 02/20/2046 23 23
5.00%, 12/20/2046 46 46
5.00%, 08/20/2048 15 15
5.00%, 10/20/2048 54 54
5.00%, 12/20/2052 921 911
5.00%, 01/20/2053 6,048 5,984
5.00%, 02/20/2053 1,402 1,387
5.00%, 04/20/2053 2,824 2,794
5.00%, 03/20/2055
(k)
5,600 5,530
5.50%, 03/15/2038 46 48
5.50%, 02/15/2039 40 42
5.50%, 06/15/2040 82 84
5.50%, 07/20/2044 43 44
5.50%, 09/20/2044 67 69
5.50%, 12/20/2048 8 8
5.50%, 03/20/2053 877 882
5.50%, 08/20/2053 849 853
5.50%, 03/20/2055
(k)
15,075 15,112
6.00%, 03/20/2055
(k)
12,075 12,238
6.50%, 03/20/2055
(k)
5,710 5,826
$ 158,645
U.S. Treasury - 44 .53%
0.38%, 07/31/2027 6,345 5,824
0.38%, 09/30/2027 5,215 4,759
0.50%, 04/30/2027 14,200 13,184
0.50%, 05/31/2027 4,955 4,587
0.50%, 06/30/2027 3,790 3,500
0.50%, 08/31/2027 7,780 7,143
0.50%, 10/31/2027 5,120 4,674
0.63%, 07/31/2026 6,055 5,773
0.63%, 03/31/2027 3,635 3,393
0.63%, 11/30/2027 7,625 6,966
0.63%, 12/31/2027 6,650 6,058
0.63%, 05/15/2030 21,605 18,170
0.63%, 08/15/2030 15,065 12,559
0.75%, 04/30/2026 5,060 4,869
0.75%, 08/31/2026 13,290 12,661
0.75%, 01/31/2028 10,210 9,312
0.88%, 06/30/2026 4,470 4,288
0.88%, 09/30/2026 6,920 6,589
0.88%, 11/15/2030 13,310 11,175
1.00%, 07/31/2028 8,595 7,783
1.13%, 10/31/2026 5,395 5,146
1.13%, 02/28/2027 605 572
1.13%, 02/29/2028 5,245 4,827
1.13%, 08/31/2028 7,015 6,365
1.13%, 02/15/2031 8,845 7,493
1.13%, 05/15/2040 3,250 2,070
1.13%, 08/15/2040 3,885 2,451
1.25%, 11/30/2026 8,500 8,108
1.25%, 12/31/2026 9,625 9,161
1.25%, 03/31/2028 6,615 6,098
1.25%, 04/30/2028 10,140 9,325
1.25%, 05/31/2028 8,310 7,624
1.25%, 06/30/2028 9,680 8,861
1.25%, 09/30/2028 5,880 5,348
1.25%, 08/15/2031 10,095 8,479
1.25%, 05/15/2050 10,980 5,544
1.38%, 08/31/2026 4,375 4,208
1.38%, 10/31/2028 8,830 8,051
1.38%, 12/31/2028 7,435 6,748
1.38%, 11/15/2031 11,485 9,659
1.38%, 11/15/2040 3,990 2,609
1.38%, 08/15/2050 4,950 2,568
1.50%, 08/15/2026 23,765 22,922
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.50%, 01/31/2027 $ 1,475 $ 1,408
1.50%, 11/30/2028 6,840 6,252
1.50%, 02/15/2030 12,175 10,804
1.63%, 05/15/2026 5,426 5,271
1.63%, 09/30/2026 495 477
1.63%, 10/31/2026 13,835 13,307
1.63%, 11/30/2026 2,925 2,808
1.63%, 08/15/2029 3,890 3,520
1.63%, 05/15/2031 11,030 9,557
1.63%, 11/15/2050 7,265 4,024
1.75%, 12/31/2026 2,055 1,974
1.75%, 01/31/2029 14,125 12,984
1.75%, 11/15/2029 2,360 2,136
1.75%, 08/15/2041 8,245 5,626
1.88%, 06/30/2026 3,625 3,524
1.88%, 07/31/2026 1,340 1,300
1.88%, 02/28/2027 7,160 6,872
1.88%, 02/28/2029 5,360 4,943
1.88%, 02/15/2032 10,485 9,075
1.88%, 02/15/2041 6,990 4,942
1.88%, 02/15/2051 6,040 3,565
1.88%, 11/15/2051 9,395 5,505
2.00%, 11/15/2026 3,845 3,718
2.00%, 11/15/2041 5,285 3,737
2.00%, 02/15/2050 3,950 2,430
2.00%, 08/15/2051 10,165 6,161
2.13%, 05/31/2026 9,205 8,989
2.25%, 03/31/2026 1,425 1,397
2.25%, 02/15/2027 5,635 5,451
2.25%, 08/15/2027 4,875 4,680
2.25%, 11/15/2027 6,555 6,268
2.25%, 05/15/2041 6,930 5,171
2.25%, 08/15/2046 4,160 2,832
2.25%, 08/15/2049 6,550 4,290
2.25%, 02/15/2052 6,160 3,958
2.38%, 04/30/2026 3,165 3,104
2.38%, 05/15/2027 4,230 4,087
2.38%, 03/31/2029 6,075 5,705
2.38%, 05/15/2029 6,050 5,672
2.38%, 02/15/2042 6,020 4,502
2.38%, 11/15/2049 3,305 2,219
2.38%, 05/15/2051 6,765 4,501
2.50%, 02/28/2026 2,650 2,608
2.50%, 03/31/2027 4,285 4,160
2.50%, 02/15/2045 2,925 2,133
2.50%, 02/15/2046 1,520 1,094
2.50%, 05/15/2046 1,125 807
2.63%, 05/31/2027 2,855 2,772
2.63%, 02/15/2029 7,695 7,310
2.63%, 07/31/2029 2,255 2,130
2.75%, 04/30/2027 2,980 2,904
2.75%, 07/31/2027 13,665 13,282
2.75%, 02/15/2028 8,515 8,228
2.75%, 05/31/2029 2,500 2,378
2.75%, 08/15/2032 11,730 10,702
2.75%, 08/15/2042 739 582
2.75%, 11/15/2042 1,090 854
2.75%, 11/15/2047 1,605 1,186
2.88%, 05/15/2028 3,870 3,743
2.88%, 08/15/2028 6,250 6,028
2.88%, 04/30/2029 4,605 4,407
2.88%, 05/15/2032 10,200 9,416
2.88%, 05/15/2043 2,880 2,288
2.88%, 08/15/2045 2,575 1,996
2.88%, 11/15/2046 600 459
2.88%, 05/15/2049 4,490 3,356
2.88%, 05/15/2052 1,405 1,038
3.00%, 05/15/2042 1,705 1,400

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.00%, 11/15/2044 $ 4,710 $ 3,751
3.00%, 05/15/2045 2,280 1,808
3.00%, 11/15/2045 1,095 865
3.00%, 02/15/2047 3,175 2,476
3.00%, 05/15/2047 4,345 3,380
3.00%, 02/15/2048 3,415 2,638
3.00%, 08/15/2048 1,210 930
3.00%, 02/15/2049 3,190 2,446
3.00%, 08/15/2052 4,610 3,494
3.13%, 11/15/2028 11,250 10,916
3.13%, 08/31/2029 3,010 2,901
3.13%, 11/15/2041 7,350 6,196
3.13%, 02/15/2042 1,140 957
3.13%, 02/15/2043 815 674
3.13%, 08/15/2044 2,320 1,890
3.13%, 05/15/2048 1,030 812
3.25%, 06/30/2027 5,950 5,856
3.25%, 06/30/2029 4,380 4,248
3.25%, 05/15/2042 5,235 4,459
3.38%, 05/15/2033 6,975 6,602
3.38%, 08/15/2042 3,025 2,615
3.38%, 11/15/2048 6,675 5,486
3.50%, 01/31/2028 3,970 3,918
3.50%, 04/30/2028 3,820 3,765
3.50%, 01/31/2030 7,810 7,630
3.50%, 04/30/2030 3,395 3,311
3.50%, 02/15/2033 8,390 8,029
3.50%, 02/15/2039 1,130 1,035
3.63%, 03/31/2028 1,760 1,742
3.63%, 08/31/2029 2,540 2,501
3.63%, 03/31/2030 6,730 6,605
3.63%, 08/15/2043 2,410 2,136
3.63%, 02/15/2044 1,245 1,100
3.63%, 02/15/2053 2,325 1,993
3.63%, 05/15/2053 7,665 6,573
3.75%, 05/31/2030 2,265 2,234
3.75%, 06/30/2030 800 789
3.75%, 08/31/2031 9,060 8,883
3.75%, 08/15/2041 2,175 2,000
3.75%, 11/15/2043 1,250 1,126
3.88%, 11/30/2027 1,075 1,072
3.88%, 12/31/2027 5,365 5,352
3.88%, 09/30/2029 6,260 6,223
3.88%, 11/30/2029 2,300 2,286
3.88%, 08/15/2033 7,835 7,676
3.88%, 08/15/2034 11,485 11,201
3.88%, 08/15/2040 1,350 1,270
3.88%, 02/15/2043 2,125 1,961
3.88%, 05/15/2043 1,060 976
4.00%, 01/31/2029 2,680 2,680
4.00%, 02/28/2030 12,340 12,338
4.00%, 07/31/2030 5,145 5,135
4.00%, 01/31/2031 7,695 7,666
4.00%, 02/15/2034 10,225 10,086
4.00%, 11/15/2042 3,115 2,929
4.00%, 11/15/2052 8,310 7,617
4.13%, 06/15/2026 11,880 11,890
4.13%, 09/30/2027 3,685 3,699
4.13%, 10/31/2027 4,750 4,768
4.13%, 11/15/2027 1,250 1,255
4.13%, 10/31/2029 1,000 1,005
4.13%, 11/30/2029 10,715 10,770
4.13%, 10/31/2031 4,015 4,021
4.13%, 11/30/2031 4,645 4,652
4.13%, 02/29/2032 3,580 3,584
4.13%, 11/15/2032 7,390 7,391
4.13%, 08/15/2053 3,930 3,685
4.25%, 11/30/2026 1,115 1,119
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.25%, 03/15/2027 $ 3,250 $ 3,266
4.25%, 02/28/2029 6,355 6,412
4.25%, 06/30/2029 5,900 5,956
4.25%, 02/28/2031 2,640 2,665
4.25%, 06/30/2031 4,620 4,662
4.25%, 11/15/2034 5,425 5,446
4.25%, 05/15/2039 3,400 3,364
4.25%, 11/15/2040 1,088 1,068
4.25%, 02/15/2054 3,315 3,180
4.25%, 08/15/2054 3,015 2,897
4.38%, 07/31/2026 1,785 1,793
4.38%, 08/15/2026 1,610 1,617
4.38%, 08/31/2028 3,915 3,963
4.38%, 05/15/2034 9,400 9,533
4.38%, 02/15/2038 495 500
4.38%, 11/15/2039 700 700
4.38%, 05/15/2040 1,795 1,792
4.38%, 05/15/2041 5,250 5,216
4.38%, 08/15/2043 1,645 1,617
4.50%, 03/31/2026 8,005 8,036
4.50%, 07/15/2026 16,330 16,427
4.50%, 11/15/2033 9,935 10,172
4.50%, 02/15/2036 1,630 1,684
4.50%, 05/15/2038 1,200 1,229
4.50%, 08/15/2039 730 741
4.50%, 02/15/2044 3,835 3,822
4.50%, 11/15/2054 5,120 5,134
4.63%, 03/15/2026 6,985 7,019
4.63%, 06/30/2026 5,225 5,262
4.63%, 11/15/2026 10,695 10,799
4.63%, 06/15/2027 16,890 17,127
4.63%, 09/30/2028 6,215 6,344
4.63%, 04/30/2029 6,920 7,082
4.63%, 09/30/2030 1,460 1,501
4.63%, 04/30/2031 2,775 2,857
4.63%, 05/31/2031 12,215 12,577
4.63%, 02/15/2040 2,990 3,069
4.63%, 05/15/2044 4,030 4,078
4.63%, 11/15/2044 6,255 6,323
4.63%, 05/15/2054 6,335 6,470
4.63%, 02/15/2055 2,950 3,023
4.75%, 02/15/2037 1,250 1,316
4.75%, 02/15/2041 3,264 3,389
4.75%, 11/15/2053 4,430 4,605
4.88%, 05/31/2026 4,300 4,341
5.00%, 05/15/2037 885 951
5.25%, 11/15/2028 409 426
5.25%, 02/15/2029 795 834
5.38%, 02/15/2031 1,100 1,176
5.50%, 08/15/2028 1,115 1,172
6.13%, 11/15/2027 700 739
6.25%, 05/15/2030 1,050 1,159
6.38%, 08/15/2027 1,540 1,628
6.50%, 11/15/2026 1,000 1,046
6.63%, 02/15/2027 450 474
$ 1,128,267
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,786,642
Total Investments $ 2,597,116
Other Assets and Liabilities -  (2.51)% (63,522)
TOTAL NET ASSETS - 100.00% $ 2,533,594

Schedule of Investments
Bond Market Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,188 or
0.28% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,946 or 0.27% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security purchased on a when-issued basis.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,045 or 0.16% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 71,025 $ 552,338 $ 532,394 $ 90,969
$ 71,025 $ 552,338 $ 532,394 $ 90,969
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 1,261 $ — $ — $ —
$ 1,261 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .07 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
Invesco Preferred ETF
(a)
121,647 $ 1,421
Money Market Funds - 3 .95%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(b),(c)
324,264 324
Principal Government Money Market Fund - Class
R-6 4.21%
(b),(c),(d)
46,421,832 46,422
$ 46,746
TOTAL INVESTMENT COMPANIES $ 48,167
PREFERRED STOCKS - 0 .88 % Shares Held Value (000's)
Banks - 0 .42%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
55,739 $ 1,004
Regions Financial Corp 6.95%, 09/15/2029
(a),(e)
107,520 2,803
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 5.16%, 04/03/2025
(e)
51,995 1,207
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
$ 5,014
Diversified Financial Services - 0 .02%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 148
Affiliated Managers Group Inc 5.88%,
03/30/2059
(a)
1,353 31
$ 179
Insurance - 0 .28%
Assurant Inc 5.25%, 01/15/2061
(a)
29,885 603
Corebridge Financial Inc 6.38%, 12/15/2064 109,872 2,742
$ 3,345
REITs - 0 .16%
Public Storage 5.60%, 04/03/2025
(e)
14,049 340
Rexford Industrial Realty Inc 5.63%, 03/23/2025
(e)
68,660 1,493
$ 1,833
TOTAL PREFERRED STOCKS $ 10,371
BONDS - 97 .46%
Principal
Amount (000's) Value (000's)
Banks - 62 .52%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,932
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(f),(g)
600 577
USD Swap Semi-Annual 5 Year + 3.87%
9.38%, 03/19/2029
(e),(f),(g)
8,500 9,363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(f),(g)
15,400 14,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(f),(g)
1,000 1,059
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(f),(g)
3,000 3,315
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(f),(g)
5,000 5,789
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(e),(f)
10,304 10,431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
7.30%, 11/26/2084
(f)
$ 2,500 $ 2,526
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(f)
7,300 7,507
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(f)
25,000 24,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(f)
19,600 18,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(f)
3,000 2,973
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
7,600 7,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(f)
18,700 18,621
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
7.35%, 04/27/2085
(a),(f)
3,675 3,673
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(f)
525 547
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(f)
3,300 3,480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(a),(e),(f),(g)
18,000 16,617
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.63%, 03/15/2035
(e),(f),(g)
1,000 1,002
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(e),(f),(g)
1,200 1,250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(a),(e),(f),(g)
1,800 2,000
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(e),(f),(g),(h)
3,500 3,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(e),(f),(g),(h)
7,000 6,103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,803 6,832
USD Swap Rate NY 5 Year + 5.15%
8.50%, 08/14/2028
(e),(f),(g),(h)
2,000 2,115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(g),(h)
5,000 5,365
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(f),(g)
1,400 1,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(f)
5,500 5,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%

Schedule of Investments
Capital Securities Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
3.88%, 02/18/2026
(e),(f)
$ 23,583 $ 23,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(f)
12,000 11,780
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(e),(f)
1,239 1,251
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
6.75%, 02/15/2030
(e),(f)
1,000 1,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
7.00%, 08/15/2034
(e),(f)
4,000 4,207
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(e),(f)
3,600 3,735
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(f)
4,900 4,717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(e),(f)
12,000 11,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
7.71%, 04/06/2025
(a),(e)
4,975 4,979
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Corestates Capital III
5.15%, 02/15/2027
(h)
10,571 10,446
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
8.13%, 12/23/2025
(e),(f),(g),(h)
8,932 9,122
USD Swap Semi-Annual 5 Year + 6.19%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(f)
2,200 2,177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(f)
7,100 6,867
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(f)
444 434
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
6.85%, 02/10/2030
(e),(f)
1,000 1,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.42%, 08/10/2025
(e),(f)
1,500 1,511
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
7.50%, 02/10/2029
(a),(e),(f)
1,000 1,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
7.50%, 05/10/2029
(e),(f)
12,000 12,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(f),(g)
3,000 2,985
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(e),(f),(g)
500 503
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(a),(e),(f),(g)
5,000 5,268
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(f)
$ 19,200 $ 18,719
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(f)
8,700 8,600
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
5.25%, 06/15/2028 2,400 2,280
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
Huntington National Bank/The
5.50%, 05/06/2030
(f)
2,000 1,996
CME Term Secured Overnight Financing
Rate 3 Month + 5.35%
ING Groep NV
5.75%, 11/16/2026
(e),(f),(g)
7,515 7,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
7,000 6,993
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(f)
15,593 15,219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.50%, 04/01/2030
(e),(f)
6,000 6,139
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(e),(f)
7,600 7,980
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(e),(f)
3,775 3,726
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
5.31%, 07/01/2028 1,500 1,455
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,867
Lloyds Banking Group PLC
7.50%, 09/27/2025
(e),(f),(g)
20,150 20,338
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(f),(g)
2,000 2,096
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(f)
8,000 7,616
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(a),(e),(f)
4,000 3,967
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
NatWest Group PLC
4.60%, 06/28/2031
(e),(f),(g)
18,000 15,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(f),(g)
8,000 8,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
Nordea Bank Abp
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 15,718
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%

Schedule of Investments
Capital Securities Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Capital Trust C
5.33%, 06/01/2028 $ 3,000 $ 2,955
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(f)
13,600 13,562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(f)
2,000 2,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(f)
13,500 13,552
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(e),(f)
3,500 3,492
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
6.35%, 11/24/2084
(f)
7,750 7,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
7.50%, 05/02/2084
(f)
10,500 10,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(e),(f),(g),(h)
3,600 3,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(e),(f),(g),(h)
7,000 7,645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(e),(f),(g)
600 655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(a),(e),(f),(g)
12,500 11,047
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(e),(f),(h)
7,100 7,486
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(f)
2,000 2,109
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(e),(f),(g),(h)
2,100 2,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.88%, 03/08/2030
(a),(e),(f),(g),(h)
1,000 1,037
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.45%, 09/15/2030
(e),(f)
3,100 3,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(e),(f)
10,800 11,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(e),(f)
6,900 7,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.75%, 03/17/2030
(e),(f),(g)
3,000 3,119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(f)
$ 1,000 $ 1,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(f)
13,201 13,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.95%, 09/01/2025
(e),(f)
8,100 8,069
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.10%, 03/01/2030
(e),(f)
2,000 1,951
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.25%, 05/15/2027 4,500 4,446
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
5.27%, 03/15/2028 2,000 1,958
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
6.67%, 09/01/2025
(e),(f)
19,020 18,930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
10,000 9,743
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g)
2,500 2,186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 11,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(f),(g)
19,500 19,573
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/10/2030
(e),(f),(g),(h)
2,000 1,999
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
US Bancorp
3.70%, 01/15/2027
(e),(f)
32,500 31,009
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(f)
16,700 16,377
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
6.85%, 09/15/2029
(e),(f)
9,000 9,295
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(f)
6,800 7,231
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 738,928
Diversified Financial Services - 10 .48%
American Express Co
3.55%, 09/15/2026
(e),(f)
43,889 42,529
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(f)
10,200 9,850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%

Schedule of Investments
Capital Securities Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(f)
$ 2,150 $ 1,925
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(f)
26,000 25,374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(f)
11,207 11,210
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Discover Financial Services
6.13%, 06/23/2025
(e),(f)
21,300 21,287
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Voya Financial Inc
4.70%, 01/23/2048
(f)
10,800 10,256
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(f)
1,400 1,471
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 123,902
Electric - 3 .76%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
7,100 6,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(f)
2,000 2,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(f)
2,600 2,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(f)
9,900 9,578
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
6.63%, 05/15/2055
(f)
3,500 3,533
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
Duke Energy Corp
3.25%, 01/15/2082
(f)
5,000 4,714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
EUSHI Finance Inc
7.63%, 12/15/2054
(f)
500 523
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
2,000 1,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
6.64%, 10/01/2066 2,491 2,437
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(f)
2,700 2,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(f)
2,000 1,942
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(f)
1,500 1,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern Co/The
6.38%, 03/15/2055
(f)
$ 4,100 $ 4,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
$ 44,455
Food - 0 .57%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
7,000 6,720
Gas - 0 .52%
NiSource Inc
6.95%, 11/30/2054
(f)
6,000 6,130
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 12 .54%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,011
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 4,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
500 500
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(f)
2,000 1,981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,906
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.38%, 09/15/2054
(f)
2,000 1,997
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/15/2052
(f)
7,100 7,299
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(e),(f),(h)
6,000 6,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
4.95%, 09/15/2025
(e),(f)
1,448 1,441
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
11,500 11,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 6,870
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
1,100 1,275
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(f),(h)
3,600 3,608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
2,200 2,419
MetLife Inc
3.85%, 09/15/2025
(e),(f)
7,200 7,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 726
9.25%, 04/08/2068
(h)
10,372 12,333
3 Month USD LIBOR + 5.54%

Schedule of Investments
Capital Securities Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Inc (continued)
10.75%, 08/01/2069 $ 4,300 $ 5,822
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(h)
3,600 3,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 3,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 9,028
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
8,000 7,184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(f)
2,000 2,049
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(h)
5,000 4,467
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(f),(h)
1,600 1,626
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
31,200 27,066
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 6,278
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 148,244
Oil & Gas - 0 .34%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(f)
1,100 1,094
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(f)
3,000 2,880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 3,974
Pipelines - 5 .01%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(f)
4,200 4,177
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(f)
11,000 10,931
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(a),(f)
2,000 2,095
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(f)
4,650 5,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
$ 7,938 $ 7,812
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(f)
1,300 1,274
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(f)
12,500 12,059
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 6,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(f)
4,000 3,973
3 Month USD LIBOR + 4.64%
$ 59,175
REITs - 0 .43%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
726 719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(a),(f),(h)
4,500 4,394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 5,113
Sovereign - 0 .83%
CoBank ACB
4.25%, 01/01/2027
(e),(f)
2,000 1,913
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(f)
1,000 1,000
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(f)
5,000 5,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
1,900 1,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,810
Transportation - 0 .46%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
5,400 5,406
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,151,857
Total Investments $ 1,210,395
Other Assets and Liabilities -  (2.41)% (28,471)
TOTAL NET ASSETS - 100.00% $ 1,181,924
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $33,713 or 2.85% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,994 or
2.96% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Capital Securities Fund
February 28, 2025 (unaudited)
See accompanying notes.

(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $255,783 or 21.64% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $197,723 or 16.73% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 28,358 $ 285,881 $ 267,817 $ 46,422
$ 28,358 $ 285,881 $ 267,817 $ 46,422
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 219 $ — $ — $ —
$ 219 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 13.64% Shares Held Value (000's)
Closed-End Funds - 0.26%
Sprott Physical Uranium Trust
(a)
451,100 $ 6,473
Exchange-Traded Funds - 11.58%
Global X MLP & Energy Infrastructure ETF 402,400 25,436
Global X US Infrastructure Development ETF 2,720,800 109,403
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
399,795 5,341
iShares Global Infrastructure ETF 1,141,416 61,032
Schwab US TIPS ETF 206,329 5,511
SPDR Gold MiniShares Trust
(a),(b)
1,102,600 62,341
SPDR S&P Global Natural Resources ETF 95,747 5,008
Vanguard Real Estate ETF 93,758 8,804
$ 282,876
Money Market Funds - 1.80%
BlackRock Liquidity FedFund - Institutional Class
4.25%
(a),(c),(d)
2,408,826 2,408
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 4.22%
(a),(c)
4,768,842 4,769
Principal Government Money Market Fund - Class
R-6 4.21%
(c),(d),(e)
36,673,504 36,673
$ 43,850
TOTAL INVESTMENT COMPANIES $ 333,199
COMMON STOCKS - 62.03% Shares Held Value (000's)
Agriculture - 0.48%
Archer-Daniels-Midland Co 12,553 $ 593
Bunge Global SA 3,670 272
Darling Ingredients Inc
(f)
283,598 10,235
Wilmar International Ltd 278,000 662
$ 11,762
Automobile Parts & Equipment - 0.06%
Aptiv PLC
(f)
16,025 1,044
Contemporary Amperex Technology Co Ltd 14,800 539
$ 1,583
Biotechnology - 0.07%
Corteva Inc 18,051 1,137
Regeneron Pharmaceuticals Inc 863 603
$ 1,740
Building Materials - 0.54%
Boise Cascade Co 2,375 246
Builders FirstSource Inc
(f)
3,249 452
Carrier Global Corp 16,888 1,094
Interfor Corp
(f)
54,758 649
Kingspan Group PLC 13,776 1,133
Lennox International Inc 1,207 725
Louisiana-Pacific Corp 8,702 867
Masterbrand Inc
(f)
9,113 127
Nibe Industrier AB 107,790 404
Stella-Jones Inc 7,908 378
Svenska Cellulosa AB SCA 216,947 2,970
Trex Co Inc
(f)
16,441 1,014
UFP Industries Inc 7,337 785
West Fraser Timber Co Ltd 30,467 2,421
$ 13,265
Chemicals - 0.85%
CF Industries Holdings Inc 82,223 6,662
Croda International PLC 15,583 650
DSM-Firmenich AG 10,584 1,134
FMC Corp 3,276 121
ICL Group Ltd
(g)
76,025 461
Ingevity Corp
(f)
7,896 376
Lenzing AG
(f)
4,023 109
Methanex Corp 116,973 5,151
Mosaic Co/The 8,337 199
Novonesis (Novozymes) B 20,566 1,245
Nutrien Ltd 49,741 2,607
Tronox Holdings PLC 198,832 1,543
Yara International ASA 17,267 491
$ 20,749
COMMON STOCKS (continued) Shares Held Value (000’s)
Coal - 0.24%
Teck Resources Ltd 10,279 $ 414
Teck Resources Ltd 135,588 5,468
$ 5,882
Commercial Services - 0.78%
Ashtead Group PLC 14,972 912
Atlas Arteria Ltd 2,436,115 7,681
Brambles Ltd 122,854 1,603
CCR SA 1,397,050 2,781
Cengage Learning Holdings II Inc
(f)
2,772 57
Transurban Group 725,452 5,952
$ 18,986
Consumer Products - 0.08%
Avery Dennison Corp 2,109 396
Kimberly-Clark Corp 8,730 1,240
Ontex Group NV
(f)
27,029 233
$ 1,869
Cosmetics & Personal Care - 0.11%
Essity AB 45,988 1,266
Procter & Gamble Co/The 3,641 633
Unicharm Corp 98,200 737
$ 2,636
Electric - 9.02%
American Electric Power Co Inc 103,187 10,943
Boralex Inc 60,322 1,237
Brookfield Renewable Corp 141,181 3,932
CLP Holdings Ltd 873,500 7,237
CMS Energy Corp 123,536 9,024
Constellation Energy Corp 12,322 3,087
CPFL Energia SA 408,936 2,419
Dominion Energy Inc 97,564 5,524
E.ON SE 441,875 5,636
EDP Renovaveis SA 907,977 8,062
EDP SA 1,016,054 3,274
Emera Inc 159,977 6,398
Enel SpA 1,697,128 12,428
Entergy Corp 95,611 8,348
Eversource Energy 105,962 6,677
Exelon Corp 280,762 12,410
HK Electric Investments & HK Electric Investments
Ltd
2,692,000 1,871
National Grid PLC 1,887,750 23,187
NextEra Energy Inc 251,628 17,657
OGE Energy Corp 122,755 5,681
Ormat Technologies Inc 16,848 1,177
Orsted AS
(f),(h)
101,072 4,432
PG&E Corp 649,912 10,620
Redeia Corp SA 695,048 12,440
Sempra 154,152 11,033
SSE PLC 122,444 2,360
Terna - Rete Elettrica Nazionale 876,399 7,326
WEC Energy Group Inc 46,625 4,974
Xcel Energy Inc 150,061 10,819
$ 220,213
Electrical Components & Equipment - 0.13%
Delta Electronics Inc 108,000 1,297
Generac Holdings Inc
(f)
5,794 789
Littelfuse Inc 4,105 953
Signify NV
(h)
5,890 125
$ 3,164
Electronics - 0.17%
Azbil Corp 112,900 866
Halma PLC 35,153 1,246
Hubbell Inc 2,030 754
Trimble Inc
(f)
19,105 1,375
$ 4,241

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 4.09%
Aena SME SA
(h)
68,648 $ 15,198
Aeroports de Paris SA 93,518 9,585
Athens International Airport SA 410,670 3,719
Auckland International Airport Ltd 2,464,082 11,276
Cellnex Telecom SA - Rights
(f),(h)
401,660 14,309
China Tower Corp Ltd
(h)
2,519,000 3,576
Enav SpA
(h)
3,226,348 11,293
Fraport AG Frankfurt Airport Services Worldwide
(f)
157,086 9,040
Grupo Aeroportuario del Centro Norte SAB de CV 809,507 7,768
Sacyr SA 2,437,637 8,506
Vinci SA 48,032 5,526
$ 99,796
Entertainment - 0.05%
Cineworld Group PLC - Warrants
(f)
29,862 —
Crown Finance US Inc - 1145 Shares
(f)
287 7
Crown Finance US Inc - 4A2 Shares
(f)
53,935 1,297
$ 1,304
Environmental Control - 0.05%
Befesa SA
(h)
16,984 400
Pentair PLC 9,958 938
$ 1,338
Food - 0.01%
Ingredion Inc 1,709 223
Forest Products & Paper - 1.10%
Acadian Timber Corp 42,580 512
Canfor Corp
(f)
61,048 647
Empresas CMPC SA 298,145 505
Holmen AB 29,641 1,166
International Paper Co 245,987 13,861
Mercer International Inc 14,051 110
Mondi PLC 121,095 1,883
Nine Dragons Paper Holdings Ltd
(f)
828,000 349
Oji Holdings Corp 270,300 1,117
Sappi Ltd 178,943 389
Suzano SA ADR 73,629 707
Suzano SA 180,900 1,732
Sylvamo Corp 9,399 668
UPM-Kymmene Oyj 107,804 3,133
Western Forest Products Inc
(f)
277,000 86
$ 26,865
Gas - 0.59%
China Gas Holdings Ltd 3,679,200 3,199
Italgas SpA 279,180 1,788
Snam SpA 1,936,499 9,334
$ 14,321
Healthcare - Products - 0.16%
Carestream Health Inc
(f)
17,410 52
QIAGEN NV
(f)
24,396 937
Repligen Corp
(f)
6,768 1,078
Revvity Inc 8,212 921
Tecan Group AG 4,023 880
$ 3,868
Healthcare - Services - 0.03%
BioMerieux 6,589 788
Millennium Health LLC
(f),(i),(j)
20,580 2
Millennium Health LLC
(f),(i),(j)
19,318 —
$ 790
Home Builders - 0.10%
DR Horton Inc 2,359 299
KB Home 3,371 206
Lennar Corp - A Shares 1,828 219
Meritage Homes Corp 2,915 211
Millrose Properties Inc
(f)
928 21
NVR Inc
(f)
42 304
PulteGroup Inc 2,030 210
Sumitomo Forestry Co Ltd 26,800 818
Toll Brothers Inc 2,136 238
$ 2,526
COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.00%
Scotts Miracle-Gro Co/The 1,118 $ 65
Insurance - 0.10%
Hannover Rueck SE 3,382 899
RenaissanceRe Holdings Ltd 5,969 1,419
$ 2,318
Internet - 0.00%
Catalina Marketing Corp
(f)
4,112 103
Iron & Steel - 0.90%
ArcelorMittal SA 10,231 292
ArcelorMittal SA 354,704 9,840
Cleveland-Cliffs Inc
(f)
462,807 5,017
Fortescue Ltd 38,327 393
Nippon Steel Corp 24,300 539
Novolipetsk Steel PJSC 1,124,750 —
Nucor Corp 29,626 4,073
POSCO Holdings Inc 1,683 315
Reliance Inc 1,225 364
Severstal PAO
(f)
149,085 —
Steel Dynamics Inc 3,205 433
Vale SA ADR 81,157 765
$ 22,031
Leisure Products & Services - 0.02%
Shimano Inc 3,400 461
Lodging - 0.12%
Travel + Leisure Co 51,700 2,886
Machinery - Construction & Mining - 0.03%
Vertiv Holdings Co 8,874 845
Machinery - Diversified - 0.26%
AGCO Corp 11,429 1,108
ANDRITZ AG 7,413 438
Deere & Co 2,696 1,296
Kadant Inc 1,302 488
Spirax Group PLC 12,703 1,173
Valmet Oyj 13,622 383
Watts Water Technologies Inc 3,378 725
Xylem Inc/NY 6,280 822
$ 6,433
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 6,466 720
Prysmian SpA 13,738 818
$ 1,538
Mining - 2.08%
Agnico Eagle Mines Ltd 11,391 1,097
Anglo American PLC 326,162 9,613
Antofagasta PLC 7,811 172
Barrick Gold Corp 39,650 703
BHP Group Ltd 100,235 2,429
Boliden AB 6,190 217
Cameco Corp 77,506 3,413
Capstone Copper Corp
(f)
1,466,331 8,098
China Hongqiao Group Ltd 51,000 82
First Quantum Minerals Ltd
(f)
15,360 191
Franco-Nevada Corp 4,353 621
Freeport-McMoRan Inc 304,704 11,247
Glencore PLC
(f)
223,668 899
Gold Fields Ltd ADR 20,258 364
Impala Platinum Holdings Ltd ADR
(f)
406,372 1,975
Ivanhoe Mines Ltd
(f)
16,200 154
Newmont Corp 25,767 1,104
Norsk Hydro ASA 29,967 177
Polyus PJSC
(f)
12,459 —
Rio Tinto Ltd 8,403 592
Rio Tinto PLC 102,776 6,210
South32 Ltd 102,346 226
Southern Copper Corp 1,982 176
Sumitomo Metal Mining Co Ltd 6,200 136
Wheaton Precious Metals Corp 10,318 713

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Zijin Mining Group Co Ltd 136,000 $ 257
$ 50,866
Miscellaneous Manufacturers - 0.03%
Carlisle Cos Inc 1,890 644
Oil & Gas - 4.86%
Antero Resources Corp
(f)
164,540 6,039
BP PLC 208,202 1,146
BP PLC ADR 189,398 6,273
Canadian Natural Resources Ltd 366,535 10,350
Cenovus Energy Inc 16,661 230
Chevron Corp 8,460 1,342
ConocoPhillips 58,464 5,797
Coterra Energy Inc 3,725 101
Crescent Energy Co 704,857 8,895
Devon Energy Corp 3,315 120
Diamondback Energy Inc 63,864 10,152
Ecopetrol SA ADR
(g)
3,194 32
Empresas Copec SA 71,687 506
Eni SpA 28,096 407
EOG Resources Inc 2,847 361
EQT Corp 106,896 5,149
Equinor ASA 10,136 235
Expand Energy Corp 46,710 4,619
Exxon Mobil Corp 22,294 2,482
Hess Corp 1,397 208
Imperial Oil Ltd
(g)
2,094 142
Marathon Petroleum Corp 43,441 6,524
Neste Oyj 5,584 50
Occidental Petroleum Corp 69,411 3,390
PBF Energy Inc 133,929 2,870
Permian Resources Corp 719,928 10,144
Petroleo Brasileiro SA ADR 24,115 322
Phillips 66 82,462 10,695
Reliance Industries Ltd
(h)
22,363 1,224
Repsol SA 15,261 194
Shell PLC 77,122 2,577
Suncor Energy Inc 16,364 626
Suncor Energy Inc 228,098 8,732
TotalEnergies SE 28,900 1,742
Transocean Ltd
(f)
54,446 161
Valero Energy Corp 1,601 209
Weatherford International PLC 67,655 4,188
Woodside Energy Group Ltd 24,610 385
$ 118,619
Oil & Gas Services - 0.03%
Baker Hughes Co 5,005 223
Halliburton Co 4,442 117
Schlumberger NV 7,147 298
$ 638
Packaging & Containers - 1.15%
Amcor PLC
(g)
264,517 2,677
Billerud Aktiebolag 67,370 750
Crown Holdings Inc 56,325 5,048
Graphic Packaging Holding Co 52,580 1,403
Huhtamaki Oyj 6,512 242
Klabin SA 230,190 780
Packaging Corp of America 9,096 1,939
Sealed Air Corp 3,823 131
SIG Group AG
(f)
57,474 1,142
Smurfit WestRock PLC 205,212 10,685
Sonoco Products Co 15,085 721
Stora Enso Oyj 231,836 2,492
$ 28,010
Pharmaceuticals - 0.03%
Merck & Co Inc 6,986 644
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 3.88%
APA Group 829,690 $ 3,806
Cheniere Energy Inc 47,015 10,746
Enbridge Inc 687,502 29,372
Gibson Energy Inc 428,454 6,367
Kinder Morgan Inc 333,402 9,035
Koninklijke Vopak NV 138,457 5,850
ONEOK Inc 106,781 10,720
Pembina Pipeline Corp 116,545 4,531
South Bow Corp 142,388 3,789
TC Energy Corp 125,210 5,604
Venture Global Inc 117,702 1,776
Williams Cos Inc/The 53,363 3,105
$ 94,701
Real Estate - 2.40%
CBRE Group Inc
(f)
31,032 4,405
CoStar Group Inc
(f)
54,931 4,188
Fastighets AB Balder
(f)
501,200 3,555
Mitsui Fudosan Co Ltd 2,517,200 21,898
Qualitas Ltd
(g)
1,515,269 2,733
Sun Hung Kai Properties Ltd 833,700 7,846
Vonovia SE 447,822 13,870
$ 58,495
REITs - 24.63%
Agree Realty Corp 157,961 11,658
Alexandria Real Estate Equities Inc 41,218 4,215
American Healthcare REIT Inc 544,685 16,226
American Homes 4 Rent 423,380 15,669
American Tower Corp 48,196 9,910
Americold Realty Trust Inc 246,400 5,650
AvalonBay Communities Inc 108,260 24,487
Boardwalk Real Estate Investment Trust 56,800 2,504
BXP Inc 53,276 3,779
Camden Property Trust 35,377 4,389
CapitaLand Integrated Commercial Trust 5,119,515 7,483
COPT Defense Properties 198,700 5,371
Cousins Properties Inc 248,012 7,522
Crown Castle Inc 178,955 16,839
Digital Realty Trust Inc 100,051 15,640
Equinix Inc 39,959 36,148
Equity LifeStyle Properties Inc 74,800 5,130
Equity Residential 208,098 15,435
Essex Property Trust Inc 45,112 14,055
Extra Space Storage Inc 145,612 22,214
Federal Realty Investment Trust 37,927 3,998
Gaming and Leisure Properties Inc 143,300 7,186
Goodman Group 930,268 18,211
Healthpeak Properties Inc 200,357 4,099
Host Hotels & Resorts Inc 361,676 5,834
InvenTrust Properties Corp 233,959 6,967
Invitation Homes Inc 128,333 4,365
Iron Mountain Inc 37,683 3,511
Japan Hotel REIT Investment Corp 7,438 3,442
Kilroy Realty Corp 133,596 4,769
Kimco Realty Corp 174,299 3,852
Klepierre SA 444,124 14,110
Link REIT 1,240,014 5,636
Mapletree Industrial Trust 3,847,800 5,648
Merlin Properties Socimi SA 346,200 3,732
Mid-America Apartment Communities Inc 26,998 4,539
Nippon Accommodations Fund Inc 6,500 4,977
Nippon Building Fund Inc 5,200 4,298
Nippon Prologis REIT Inc 1,767 2,908
PotlatchDeltic Corp 62,874 2,919
Prologis Inc 248,547 30,800
Prologis Property Mexico SA de CV 707,621 2,237
Public Storage 13,180 4,002
Rayonier Inc 143,649 3,805
Realty Income Corp 77,220 4,404
Regency Centers Corp 160,910 12,342

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Ryman Hospitality Properties Inc 52,300 $ 5,172
Sabra Health Care REIT Inc 328,817 5,462
Safestore Holdings PLC 460,227 3,518
SBA Communications Corp 19,771 4,308
Segro PLC 535,271 4,759
Sekisui House Reit Inc 6,800 3,522
Simon Property Group Inc 65,247 12,142
Stockland 1,901,100 6,035
Sunstone Hotel Investors Inc 499,300 5,233
UDR Inc 96,416 4,356
Unibail-Rodamco-Westfield 87,100 7,379
UNITE Group PLC/The 920,815 9,691
Ventas Inc 386,810 26,759
VICI Properties Inc 716,820 23,289
Vornado Realty Trust 181,482 7,630
Welltower Inc 309,450 47,504
Weyerhaeuser Co 263,283 7,925
$ 601,599
Retail - 0.05%
Gymboree Corp/The
(f),(i)
17,842 —
Gymboree Holding Corp
(f),(i)
48,577 —
Home Depot Inc/The 1,544 612
JOANN Inc
(f),(i)
3,309 —
Lowe's Cos Inc 2,473 615
$ 1,227
Semiconductors - 0.09%
Bright Bidco - 1145 Shares
(f)
11,047 3
Bright Bidco - 4A2 Shares
(f)
15,092 5
KLA Corp 1,056 749
Marvell Technology Inc 4,889 449
Monolithic Power Systems Inc 1,640 1,002
$ 2,208
Software - 0.18%
Avaya Holdings Corp
(f)
12,893 76
Avaya Holdings Corp
(f)
48,487 287
Bentley Systems Inc 15,996 702
Bloom Parent Inc
(f),(i)
103 103
Cadence Design Systems Inc
(f)
5,541 1,388
Nemetschek SE 6,189 726
PTC Inc
(f)
7,468 1,222
$ 4,504
Telecommunications - 0.22%
NEXTDC Ltd
(f)
564,088 4,723
Windstream
(f),(k)
9,809 194
Windstream - Warrants
(f)
17,064 337
$ 5,254
Transportation - 0.27%
American Commercial Lines Inc
(f)
573 27
American Commercial Lines Inc - Warrants
(f)
603 28
Frontline PLC
(g)
67,463 1,083
Union Pacific Corp 21,940 5,412
$ 6,550
Water - 1.93%
American Water Works Co Inc 7,077 962
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
50,170 808
Essential Utilities Inc 304,467 11,564
Pennon Group PLC
(g)
1,334,389 7,052
Severn Trent PLC 408,410 12,894
United Utilities Group PLC 1,012,869 12,527
Veolia Environnement SA 45,830 1,373
$ 47,180
TOTAL COMMON STOCKS $ 1,514,940
PREFERRED STOCKS - 0.15% Shares Held Value (000's)
Electric - 0.14%
Centrais Eletricas Brasileiras SA 1.82% 476,258 $ 3,413
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Transportation - 0.01%
American Commercial Lines Inc Preferred A - Anti-
Dilution Warrants 0.00%, 04/30/2045
(f)
6,729 $ 2
American Commercial Lines Inc Preferred B
2.50%
2,428 149
American Commercial Lines Inc Preferred B - Anti-
Dilution Warrants 0.00%, 04/30/2045
(f)
11,942 4
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(f)
1,706 105
$ 260
TOTAL PREFERRED STOCKS $ 3,673
BONDS - 0.70%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.10%
BAMLL Trust 2024-BHP
6.66%, 08/15/2039
(h)
$ 120 $ 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.20%, 07/15/2041
(h)
120 120
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BX Commercial Mortgage Trust 2024-AIRC
6.00%, 08/15/2039
(h)
195 196
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-KING
5.85%, 05/15/2034
(h)
395 396
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
5.95%, 05/15/2041
(h)
266 267
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.45%, 02/15/2039
(h)
243 243
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
COMM 2024-WCL1 MORTGAGE TRUST
6.15%, 06/15/2041
(h)
180 179
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
5.95%, 08/15/2041
(h)
70 70
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037
(h),(l)
110 112
GWT 2024-WLF2
6.00%, 05/15/2041
(h)
350 351
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HONO 2021-LULU Mortgage Trust
5.58%, 10/15/2036
(h)
100 99
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
5.90%, 06/15/2039
(h)
270 270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 2,423
Electric - 0.00%
Pacific Gas and Electric Co
3.15%, 01/01/2026 91 90
Healthcare - Services - 0.02%
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(h),(l),(m)
347 374
Mortgage Backed Securities - 0.26%
Angel Oak Mortgage Trust 2025-2
5.64%, 02/25/2070
(h),(l)
215 216

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(h),(l)
$ 626 $ 622
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(h),(l)
769 634
Fannie Mae REMICS
5.69%, 03/25/2055 514 515
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.35%
Freddie Mac REMICS
5.70%, 03/25/2055 1,111 1,112
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.35%
5.80%, 12/25/2054 1,517 1,533
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.45%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(h),(l)
337 333
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(h),(l)
176 175
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(h),(l)
299 298
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(h),(l)
601 598
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(h),(l)
218 219
$ 6,255
Other Asset Backed Securities - 0.07%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(h)
551 530
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(h)
560 536
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(h)
635 641
$ 1,707
Sovereign - 0.22%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 1,700 251
9.76%, 01/01/2035 1,390 179
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 EUR 410 410
European Union
2.50%, 10/04/2052 240 207
3.00%, 03/04/2053 936 891
Israel Government International Bond
5.75%, 03/12/2054 $ 204 192
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(h)
EUR 410 403
Mexican Bonos
8.50%, 03/01/2029 MXN 3,000 143
8.50%, 05/31/2029 1,960 93
Mexico Government International Bond
3.50%, 02/12/2034 $ 240 197
6.35%, 02/09/2035 432 435
6.88%, 05/13/2037 200 206
United Kingdom Gilt
4.38%, 07/31/2054 GBP 1,561 1,754
$ 5,361
Telecommunications - 0.03%
CommScope LLC
9.50%, 12/15/2031
(h)
$ 738 768
TOTAL BONDS $ 16,978
SENIOR FLOATING RATE INTERESTS
- 3.93%
Principal
Amount (000's) Value (000's)
Advertising - 0.06%
Advantage Sales & Marketing Inc Term Loan B2
8.80%, 10/28/2027
(n)
$ 190 $ 189
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Clear Channel Outdoor Holdings Inc Term Loan B
8.43%, 08/23/2028
(n)
$ 708 $ 708
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CMG Media Corp Term Loan B2
7.93%, 06/18/2029
(n)
108 99
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Planet US Buyer LLC Term Loan B
7.32%, 02/07/2031
(n)
356 357
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Red Ventures LLC Term Loan B5
7.06%, 03/03/2030
(n)
106 106
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 1,459
Aerospace & Defense - 0.11%
Azorra Soar Tlb Finance Ltd Term Loan B
7.86%, 10/18/2029
(n)
249 251
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Barnes Group Inc
7.32%, 12/10/2031
(n)
280 279
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Bleriot US Bidco Inc Term Loan B
7.08%, 10/31/2030
(n)
253 253
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Kaman Corp
0.00%, 01/30/2032
(n),(o)
685 681
TransDigm Inc Term Loan J
6.83%, 02/28/2031
(n)
1,024 1,024
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
6.83%, 01/19/2032
(n)
308 308
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 2,796
Airlines - 0.05%
AAdvantage Loyalty IP Ltd Term Loan
9.30%, 04/20/2028
(n)
246 251
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada Term Loan B
6.34%, 03/21/2031
(n)
380 382
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SkyMiles IP Ltd Term Loan B
8.04%, 10/20/2027
(n)
165 167
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.30%, 02/22/2031
(n)
192 192
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.58%, 02/14/2031
(n)
237 236
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 1,228
Apparel - 0.01%
ABG Intermediate Holdings 2 LLC Term Loan B1
6.56%, 12/21/2028
(n)
37 36
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Apparel (continued)
Varsity Brands Inc Term Loan B
0.00%, 08/26/2031
(n),(o)
$ 310 $ 310
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 346
Automobile Parts & Equipment - 0.03%
Clarios Global LP Term Loan B
6.82%, 05/04/2030
(n)
514 511
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.07%, 01/14/2032
(n)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 636
Banks - 0.00%
Ascensus Holdings Inc Term Loan B
7.31%, 08/02/2028
(n)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Beverages - 0.03%
BrewCo Borrower LLC Term Loan
6.08%, PIK 7.50%, 01/05/2026
(m),(n)
9 9
CME Term Secured Overnight Financing
Rate 3 Month + 9.00%
8.06%, 04/05/2028
(n)
91 46
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
10.81%, 04/05/2028
(n)
35 17
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Pegasus Bidco BV Term Loan B
7.57%, 07/12/2029
(n)
283 283
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Primo Brands Corp Term Loan B
6.56%, 03/31/2028
(n)
480 481
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 836
Building Materials - 0.06%
ACProducts Holdings Inc Term Loan B
8.84%, 05/17/2028
(n)
110 82
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
7.67%, 10/22/2028
(n)
839 837
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cornerstone Building Brands Inc Term Loan B
7.66%, 04/12/2028
(n)
88 81
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.32%, 03/21/2031
(n)
104 105
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Quikrete Holdings Inc
0.00%, 01/31/2032
(n),(o)
134 134
Quikrete Holdings Inc Term Loan B1
6.57%, 04/14/2031
(n)
119 119
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,358
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.14%
Ascend Performance Materials Operations LLC
Term Loan B
9.10%, 08/27/2026
(n)
$ 481 $ 236
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Discovery Purchaser Corp Term Loan B
8.18%, 08/04/2029
(n)
485 483
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC Term Loan B
6.29%, 06/12/2031
(n)
263 261
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Fortis 333 Inc
0.00%, 02/06/2032
(n),(o)
110 110
Herens US Holdco Corp Term Loan B
8.35%, 07/03/2028
(n)
226 217
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC Term Loan B
7.32%, 02/07/2031
(n)
118 116
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.57%, 02/18/2030
(n)
329 324
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
INEOS US Petrochem LLC Term Loan B
8.57%, 10/01/2031
(n)
78 76
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
8.67%, 04/02/2029
(n)
203 198
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp Term Loan B
8.62%, 12/29/2027
(n)
246 207
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon Finance BV Term Loan B
7.55%, 04/03/2028
(n)
862 865
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
USALCO LLC Term Loan B
8.31%, 09/30/2031
(n)
204 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
WR Grace Holdings LLC Term Loan B
7.58%, 09/22/2028
(n)
30 30
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 3,328
Commercial Services - 0.25%
Allied Universal Holdco LLC Term Loan B
8.17%, 05/12/2028
(n)
579 580
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB Term Loan B1
7.49%, 11/16/2028
(n)
596 596
CME Term Secured Overnight Financing
Rate 3 Month + 3.15%
Belron Finance 2019 LLC Term Loan B
7.05%, 10/16/2031
(n)
176 176
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Boost Newco Borrower LLC Term Loan B2
6.29%, 01/31/2031
(n)
582 581
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Camelot US Acquisition LLC Term Loan B
7.06%, 01/31/2031
(n)
$ 8 $ 8
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority Term Loan B
0.00%, 12/16/2031
(n),(o)
145 146
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
CHG Healthcare Services Inc Term Loan B1
7.31%, 09/29/2028
(n)
49 49
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Creative Artists Agency LLC Term Loan B
7.06%, 10/01/2031
(n)
202 202
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Driven Holdings LLC Term Loan B
7.44%, 12/17/2028
(n)
259 259
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ensemble RCM LLC Term Loan B
7.29%, 08/01/2029
(n)
235 235
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
First Advantage Holdings LLC Term Loan B
7.57%, 09/19/2031
(n)
304 305
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp Term Loan B
7.31%, 02/01/2029
(n)
515 514
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Mister Car Wash Holdings Inc Term Loan B
7.04%, 03/27/2031
(n)
251 252
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
OMNIA Partners LLC Term Loan B
7.05%, 07/25/2030
(n)
258 257
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PG Polaris BidCo Sarl Term Loan B
7.33%, 03/26/2031
(n)
355 355
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Prime Security Services Borrower LLC Term Loan
B1
6.31%, 10/13/2030
(n)
412 411
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Spin Holdco Inc Term Loan B
8.71%, 03/03/2028
(n)
553 478
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B2
7.06%, 01/30/2031
(n)
397 396
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WEX Inc Term Loan B2
6.06%, 03/31/2028
(n)
207 206
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
XPLOR T1 LLC Term Loan B
7.83%, 06/24/2031
(n)
180 180
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 6,186
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.11%
Amentum Holdings Inc Term Loan B
6.56%, 07/30/2031
(n)
$ 127 $ 125
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Fortress Intermediate 3 Inc Term Loan B
8.92%, 06/27/2031
(n)
263 263
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Javelin Buyer Inc
7.69%, 10/08/2031
(n)
318 319
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
McAfee Corp Term Loan B1
7.31%, 03/01/2029
(n)
327 325
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp Term Loan B
8.05%, 03/27/2029
(n)
102 102
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Perforce Software Inc Term Loan B
9.06%, 03/21/2031
(n)
205 194
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Synechron Inc Term Loan B
8.04%, 10/03/2031
(n)
250 250
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Tempo Acquisition LLC Term Loan B1
6.06%, 08/31/2028
(n)
135 134
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
VeriFone Systems Inc Term Loan
8.58%, 08/08/2025
(n)
585 555
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Vision Solutions Inc Term Loan B
8.55%, 04/23/2028
(n)
277 273
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
X Corp Term Loan B1
0.00%, 10/26/2029
(n),(o)
105 105
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
X Corp Term Loan
9.50%, 10/26/2029
(n)
144 147
$ 2,792
Distribution & Wholesale - 0.04%
Gates Corp/DE Term Loan B5
6.06%, 06/04/2031
(n)
339 337
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Windsor Holdings III LLC Term Loan B
7.82%, 08/01/2030
(n)
541 539
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 876
Diversified Financial Services - 0.03%
Dechra Finance US LLC Term Loan B
7.51%, 12/04/2031
(n)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ditech Holding Corp
0.00%, 06/30/2022
(f),(n)
792 22
Prime Rate + 6.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
FNZ USA FinCo LLC Term Loan B
9.29%, 11/05/2031
(n)
$ 125 $ 119
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Focus Financial Partners LLC Term Loan B8
7.56%, 09/10/2031
(n)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Focus Financial Partners LLC Delayed Draw Term
Loan B-DD
7.57%, 09/15/2031
(n)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Kestra Advisor Services Holdings A Inc Term Loan
B
7.29%, 03/22/2031
(n)
241 240
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 661
Electric - 0.13%
Cornerstone Generation LLC Term Loan B
0.00%, 10/28/2031
(n),(o)
359 360
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
EFS Cogen Holdings I LLC Term Loan B
7.81%, 10/03/2031
(n)
129 129
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Kestrel Acquisition LLC Term Loan B
7.83%, 10/29/2031
(n)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Long Ridge Energy LLC
8.81%, 02/07/2032
(n)
125 124
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Talen Energy Supply LLC Term Loan B
6.82%, 05/17/2030
(n)
1,158 1,158
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
6.82%, 12/11/2031
(n)
920 921
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Thunder Generation Funding LLC Term Loan B
7.33%, 10/02/2031
(n)
205 206
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 3,098
Electronics - 0.01%
Coherent Corp Term Loan B2
6.35%, 07/02/2029
(n)
73 73
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ingram Micro Inc Term Loan B1
7.08%, 09/17/2031
(n)
179 180
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 253
Engineering & Construction - 0.06%
Apple Bidco LLC Term Loan B
6.82%, 09/22/2031
(n)
513 510
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
ArchKey Holdings Inc
9.06%, 10/10/2031
(n)
273 274
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Brown Group Holding LLC Term Loan B1
6.82%, 07/01/2031
(n)
$ 357 $ 357
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Brown Group Holding LLC Term Loan B2
6.81%, 07/01/2031
(n)
49 48
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc Term Loan B
6.92%, 08/18/2028
(n)
233 233
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,422
Entertainment - 0.20%
Allwyn International A.S.
6.31%, 06/02/2031
(n)
215 214
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
AMC Entertainment Holdings Inc Term Loan
11.32%, 01/04/2029
(n)
654 663
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc Term Loan B
6.56%, 02/06/2030
(n)
421 421
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Caesars Entertainment Inc Term Loan B1
6.56%, 02/06/2031
(n)
223 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Cinemark USA Inc Term Loan B
7.08%, 05/24/2030
(n)
245 246
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Crown Finance US Inc Term Loan B
9.56%, 10/31/2031
(n)
612 610
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Entain PLC Term Loan B
7.08%, 10/31/2029
(n)
551 552
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Flutter Financing BV Term Loan B
6.08%, 11/30/2030
(n)
367 366
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Light & Wonder International Inc Term Loan B2
6.56%, 04/14/2029
(n)
124 124
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
7.83%, 11/12/2029
(n)
488 479
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Scientific Games Holdings LP Term Loan B
7.30%, 04/04/2029
(n)
489 489
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B3
6.32%, 12/04/2031
(n)
133 132
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Six Flags Entertainment Corp Term Loan B
6.31%, 04/18/2031
(n)
90 90
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
William Morris Endeavor Entertainment LLC Term
Loan B1
7.18%, 05/18/2025
(n)
$ 208 $ 208
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 4,817
Environmental Control - 0.06%
GFL Environmental Inc Term Loan B
6.31%, 07/03/2031
(n)
299 299
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
GFL Environmental Services Inc
0.00%, 02/04/2032
(n),(o)
150 149
Madison IAQ LLC Term Loan B
6.76%, 06/21/2028
(n)
143 143
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp Term Loan B1
6.57%, 11/30/2028
(n)
193 192
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp Term Loan C1
6.57%, 11/30/2028
(n)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Win Waste Innovations Holdings Inc Term Loan
7.19%, 03/24/2028
(n)
593 586
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WIN Waste Innovations Holdings Inc
0.00%, 03/24/2028
(n),(o)
70 70
$ 1,454
Food - 0.05%
8th Avenue Food & Provisions Inc Term Loan B
8.19%, 10/01/2025
(n)
271 265
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.18%, 10/01/2025
(n)
64 63
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Aspire Bakeries Hldgs LLC
8.57%, 12/13/2030
(n)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
CHG PPC Parent LLC Term Loan B
7.44%, 12/08/2028
(n)
351 351
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
7.57%, 02/12/2031
(n)
242 242
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Savor Acquisition Inc
0.00%, 02/04/2032
(n),(o)
91 91
$ 1,152
Hand & Machine Tools - 0.01%
Madison Safety & Flow LLC Term Loan B
7.56%, 09/19/2031
(n)
170 170
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0.09%
Bausch + Lomb Corp Term Loan B
7.67%, 05/10/2027
(n)
526 524
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Insulet Corp Term Loan B
6.81%, 08/01/2031
(n)
$ 179 $ 180
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Medline Borrower LP Term Loan B
6.57%, 10/23/2028
(n)
1,197 1,198
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Viant Medical Holdings Inc
8.31%, 10/17/2031
(n)
264 267
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Vyaire Medical Inc
0.00%, 04/16/2025
(f),(i),(n)
510 —
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
5.45%, PIK 6.00%, 10/10/2024
(i),(m),(n)
339 40
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
$ 2,209
Healthcare - Services - 0.22%
ADMI Corp Term Loan B1
9.60%, 12/23/2027
(n)
197 198
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
Concentra Health Services Inc Term Loan B
6.57%, 07/26/2031
(n)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Eyecare Partners LLC PIK Term Loan B
0.00%, PIK 3.61%, 11/30/2028
(m),(n),(o)
129 101
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc PIK Term Loan B
9.04%, PIK 0.75%, 10/31/2028
(m),(n)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
National Mentor Holdings Inc Term Loan B
8.17%, 03/02/2028
(n)
302 295
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc Term Loan C
8.20%, 03/02/2028
(n)
12 12
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Onex TSG Intermediate Corp Term Loan B
9.30%, 02/25/2028
(n)
59 59
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Pacific Dental Services Inc Term Loan B
7.07%, 03/15/2031
(n)
266 267
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Phoenix Guarantor Inc Term Loan B5
6.81%, 02/21/2031
(n)
453 451
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Newco Inc Term Loan B
6.82%, 11/15/2028
(n)
1,285 1,286
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc
6.59%, PIK 1.50%, 01/31/2029
(m),(n)
298 292
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Select Medical Corp Term Loan B2
6.31%, 11/18/2031
(n)
$ 154 $ 154
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sound Inpatient Physicians Inc PIK Term Loan A
11.09%, 06/28/2028
(n)
25 26
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Sound Inpatient Physicians Inc PIK Term Loan B
8.09%, PIK 1.50%, 06/28/2028
(m),(n)
235 218
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Surgery Center Holdings Inc Term Loan
7.07%, 12/19/2030
(n)
957 957
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc Term Loan B
9.54%, 03/02/2027
(n)
616 603
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
US Radiology Specialists Inc Term Loan B
9.08%, 12/15/2027
(n)
36 36
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
$ 5,395
Home Furnishings - 0.05%
AI Aqua Merger Sub Inc Term Loan B
7.31%, 07/31/2028
(n)
705 702
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MillerKnoll Inc Term Loan B
6.43%, 07/19/2028
(n)
103 102
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Somnigroup International Inc Term Loan B
7.08%, 10/03/2031
(n)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Weber-Stephen Products LLC Term Loan B
7.69%, 10/30/2027
(n)
266 263
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
8.66%, 10/30/2027
(n)
25 25
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 1,342
Insurance - 0.25%
Acrisure LLC Term Loan B6
7.32%, 11/06/2030
(n)
521 520
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Alliant Holdings Intermediate LLC Term Loan B6
7.07%, 09/12/2031
(n)
952 951
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AmWINS Group Inc Term Loan B
6.56%, 01/23/2032
(n)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc Term Loan B5
7.82%, 02/14/2031
(n)
347 347
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC Term Loan B8
7.69%, 12/23/2026
(n)
544 543
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC Term Loan B9
7.69%, 07/31/2027
(n)
$ 149 $ 149
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B11
8.67%, 08/19/2028
(n)
30 30
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
BroadStreet Partners Inc Term Loan B4
7.32%, 06/14/2031
(n)
1,008 1,007
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
HUB International Ltd Term Loan B
6.79%, 06/20/2030
(n)
1,040 1,041
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Sedgwick Claims Management Services Inc Term
Loan B
7.31%, 07/31/2031
(n)
529 529
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TIH Insurance Holdings LLC Term Loan B
7.08%, 05/06/2031
(n)
268 267
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
USI Inc/NY Term Loan C
6.58%, 09/27/2030
(n)
223 222
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
USI Inc/NY Term Loan D
6.58%, 11/22/2029
(n)
229 228
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 6,044
Internet - 0.06%
Catalina Marketing Corp
0.00%, PIK 13.81%, 04/23/2027
(m),(n)
152 144
CME Term Secured Overnight Financing
Rate 3 Month + 9.50%
CNT Holdings I Corp Term Loan B
6.80%, 11/08/2032
(n)
612 610
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Gen Digital Inc Term Loan B1
4.32%, 09/12/2029
(n)
417 416
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Proofpoint Inc Term Loan B
7.32%, 08/31/2028
(n)
394 395
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,565
Investment Companies - 0.01%
Aragorn Parent Corp Term Loan B
8.32%, 12/15/2028
(n)
263 264
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Leisure Products & Services - 0.11%
Alterra Mountain Co Term Loan B6
7.07%, 08/17/2028
(n)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Alterra Mountain Co Term Loan B
7.32%, 05/31/2030
(n)
331 331
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Carnival Corp Term Loan B
6.32%, 08/08/2027
(n)
$ 194 $ 194
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.32%, 10/18/2028
(n)
184 184
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
ClubCorp Holdings Inc Term Loan B
9.59%, 09/18/2026
(n)
599 601
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
GBT US III LLC Term Loan B1
6.80%, 07/28/2031
(n)
220 220
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Hayward Industries Inc Term Loan B
6.94%, 05/28/2028
(n)
469 468
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC Term Loan B
6.57%, 02/21/2032
(n)
285 284
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Topgolf Callaway Brands Corp Term Loan B
7.32%, 03/16/2030
(n)
229 226
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 2,628
Lodging - 0.02%
Fertitta Entertainment LLC/NV Term Loan B
7.82%, 01/13/2029
(n)
445 445
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0.09%
Chart Industries Inc Term Loan B
6.81%, 03/15/2030
(n)
421 421
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Husky Injection Molding Systems Ltd Term Loan B
8.79%, 02/01/2029
(n)
344 345
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
TK Elevator US Newco Inc Term Loan B
7.74%, 04/30/2030
(n)
914 915
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Victory Buyer LLC Term Loan
8.19%, 11/18/2028
(n)
502 486
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,167
Media - 0.14%
Cengage Learning Inc Term Loan B
7.83%, 03/22/2031
(n)
309 308
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC Term Loan
7.79%, 10/30/2030
(n)
262 263
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(n)
583 549
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CSC Holdings LLC Term Loan B6
8.81%, 01/18/2028
(n)
508 499
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Directv Financing LLC Term Loan Non-Extended
9.55%, 08/02/2027
(n)
$ 100 $ 100
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
McGraw-Hill Education Inc Term Loan B
8.30%, 08/06/2031
(n)
270 272
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
NEP Group Inc PIK Term Loan B
7.82%, PIK 1.50%, 08/19/2026
(m),(n)
1 —
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Nexstar Media Inc Term Loan B4
6.94%, 09/18/2026
(n)
259 258
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sunrise Financing Partnership Term Loan AAA
6.79%, 01/31/2032
(n)
260 258
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Virgin Media Bristol LLC Term Loan Y
7.72%, 03/31/2031
(n)
219 213
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ziggo Financing Partnership Term Loan I
6.93%, 04/28/2028
(n)
611 601
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 3,321
Mining - 0.01%
Arsenal AIC Parent LLC Term Loan B
7.07%, 08/18/2030
(n)
354 354
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Packaging & Containers - 0.08%
Berlin Packaging LLC Term Loan B7
7.81%, 06/07/2031
(n)
120 120
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Clydesdale Acquisition Holdings Inc Term Loan B
7.49%, 04/13/2029
(n)
335 334
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
Klockner Pentaplast of America Inc Term Loan B
8.98%, 02/12/2026
(n)
349 326
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
Pactiv Evergreen Group Holdings Inc Term Loan B4
6.81%, 09/24/2028
(n)
469 468
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Plaze Inc Term Loan B
8.18%, 08/03/2026
(n)
135 129
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC Term Loan B
8.31%, 09/15/2028
(n)
375 375
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc Term Loan B
8.06%, 03/27/2031
(n)
233 234
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
TricorBraun Holdings Inc Term Loan B
7.69%, 03/03/2028
(n)
97 97
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,083

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0.07%
Amneal Pharmaceuticals LLC Term Loan B
9.82%, 05/04/2028
(n)
$ 163 $ 166
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
8.43%, 03/01/2031
(n)
227 226
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Gainwell Acquisition Corp Term Loan B
8.43%, 10/01/2027
(n)
336 312
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.57%, 05/05/2028
(n)
474 475
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Organon & Co Term Loan B
6.57%, 05/19/2031
(n)
421 419
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,598
Pipelines - 0.09%
BCP Renaissance Parent LLC Term Loan B
7.33%, 10/31/2028
(n)
278 278
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
EPIC Crude Services LP Term Loan B
7.30%, 10/15/2031
(n)
250 251
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP
7.55%, 11/17/2026
(n)
650 648
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
7.54%, 12/21/2028
(n)
125 125
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
7.54%, 12/21/2028
(n)
443 442
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
New Fortress Energy Inc Term Loan B
9.29%, 10/27/2028
(n)
121 113
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
Oryx Midstream Services Permian Basin LLC Term
Loan B
6.57%, 10/05/2028
(n)
305 305
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Traverse Midstream Partners LLC Term Loan B
7.29%, 02/16/2028
(n)
38 39
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 2,201
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC Term
Loan B2
7.06%, 01/31/2030
(n)
423 421
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest City Enterprises LLC Term Loan B
7.94%, 12/07/2025
(n)
373 361
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 782
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.13%
1011778 BC ULC Term Loan B6
6.06%, 09/20/2030
(n)
$ 451 $ 449
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Academy Ltd Term Loan
8.17%, 11/05/2027
(n)
72 72
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
EG America LLC Term Loan B2
8.61%, 02/07/2028
(n)
232 234
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Gulfside Supply Inc Term Loan B
7.33%, 05/29/2031
(n)
215 214
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp Term Loan B
6.82%, 12/15/2027
(n)
400 400
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC Term Loan B
6.82%, 06/09/2031
(n)
319 318
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
LBM Acquisition LLC Term Loan B
8.17%, 12/17/2027
(n)
119 119
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.17%, 06/06/2031
(n)
189 184
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Leslie's Poolmart Inc Term Loan B
7.18%, 03/09/2028
(n)
57 49
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
LS Group OpCo Acquistion LLC Term Loan B
6.81%, 04/23/2031
(n)
208 207
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PetSmart LLC Term Loan B
8.17%, 02/11/2028
(n)
420 418
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH Term Loan B
6.94%, 10/20/2028
(n)
274 270
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Serta Simmons Bedding LLC Term Loan Exit
11.95%, 06/29/2028
(n)
20 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
WH Borrower LLC
9.07%, 02/12/2032
(n)
105 105
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
White Cap Supply Holdings LLC Term Loan B
7.57%, 10/19/2029
(n)
144 143
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,200
Software - 0.53%
Avaya Inc PIK Term Loan Exit
11.82%, PIK 0.00%, 07/31/2028
(m),(n)
910 749
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Azalea Topco Inc Term Loan B
7.57%, 04/30/2031
(n)
$ 318 $ 318
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
BMC Software Inc Term Loan B
7.29%, 07/30/2031
(n)
1,187 1,184
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Cotiviti Inc Term Loan
0.00%, 02/13/2032
(n),(o)
250 246
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Cotiviti Inc Term Loan B
7.06%, 05/01/2031
(n)
592 585
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dayforce Inc Term Loan B
6.32%, 03/01/2031
(n)
231 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
DTI Holdco Inc Term Loan B
8.32%, 04/26/2029
(n)
133 132
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Dun & Bradstreet Corp/The Term Loan B2
6.57%, 01/18/2029
(n)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ellucian Holdings Inc Term Loan B
7.32%, 10/09/2029
(n)
403 403
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Envestnet Inc/BCPE Pequod Buyer Inc
7.79%, 09/19/2031
(n)
210 211
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Epicor Software Corp Term Loan B
7.06%, 05/23/2031
(n)
913 916
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
EVERTEC Group LLC Term Loan B
7.07%, 10/30/2030
(n)
220 221
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
FinThrive Software Intermediate Holdings Inc Term
Loan B
8.32%, 12/17/2028
(n)
162 157
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Genesys Cloud Services Inc Term Loan B
6.82%, 01/23/2032
(n)
477 475
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Icon Parent Inc
7.31%, 09/11/2031
(n)
632 630
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Informatica LLC Term Loan B
6.57%, 10/27/2028
(n)
453 452
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Leia Finco US LLC Term Loan B
7.54%, 10/09/2031
(n)
550 548
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Mitchell International Inc Term Loan B
7.57%, 06/17/2031
(n)
$ 494 $ 491
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PointClickCare Technologies Inc Term Loan B
7.58%, 10/10/2031
(n)
225 225
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Project Ruby Ultimate Parent Corp Term Loan B
7.43%, 03/10/2028
(n)
240 240
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Rackspace Finance LLC Term Loan B
7.17%, 05/15/2028
(n)
453 259
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.68%, 05/15/2028
(n)
231 238
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Riverbed Technology
6.83%, PIK 2.00%, 07/01/2028
(m),(n)
590 354
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc Term Loan B
8.57%, 11/28/2028
(n)
516 517
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SS&C Technologies Inc Term Loan B8
6.31%, 05/09/2031
(n)
192 192
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc Term Loan B
7.30%, 02/10/2031
(n)
1,567 1,567
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
VS Buyer LLC Term Loan B
7.07%, 04/12/2031
(n)
229 229
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
West Technology Group LLC Term Loan B3
8.54%, 04/09/2027
(n)
458 316
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc Term Loan B
7.06%, 09/28/2029
(n)
610 605
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
ZoomInfo LLC Term Loan B
6.06%, 02/28/2030
(n)
284 281
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 12,976
Telecommunications - 0.50%
Altice France SA Term Loan B11
7.43%, 07/31/2025
(n)
150 129
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Altice France SA Term Loan B12
8.37%, 01/31/2026
(n)
149 129
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
Altice France SA Term Loan B13
8.68%, 08/14/2026
(n)
456 395
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Cincinnati Bell Inc Term Loan B4
7.06%, 11/22/2028
(n)
$ 365 $ 365
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CommScope LLC
9.57%, 12/18/2029
(n)
2,878 2,940
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyborg Oldco DC Holdings Inc Term Loan B
0.00%, 05/01/2024
(f),(n)
277 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
7.05%, 11/30/2029
(n)
799 797
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Digicel International Finance Ltd PIK Term Loan B
10.29%, PIK 1.50%, 05/25/2027
(m),(n)
615 610
CME Term Secured Overnight Financing
Rate 3 Month + 5.15%
EOS US Finco LLC Term Loan
10.28%, 10/06/2029
(n)
248 104
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC Term Loan
B
6.79%, 07/01/2031
(n)
1,071 1,074
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Level 3 Financing Inc Term Loan B1
10.87%, 04/15/2029
(n)
1,258 1,271
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Level 3 Financing Inc Term Loan B2
10.87%, 04/15/2030
(n)
1,116 1,127
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Lumen Technologies Inc Term Loan A
10.31%, 06/01/2028
(n)
410 409
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
6.78%, 04/15/2030
(n)
781 732
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC Term Loan
8.95%, 11/30/2025
(n)
1,058 4
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
MLN US Holdco LLC
13.20%, 10/18/2027
(n)
615 4
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Syniverse Holdings LLC/DE Term Loan
11.80%, 05/13/2027
(n)
135 134
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Zayo Group Holdings Inc Term Loan B
7.44%, 03/09/2027
(n)
2,146 2,047
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 12,271
Transportation - 0.01%
Stonepeak Nile Parent LLC Term Loan B
0.00%, 02/04/2032
(n),(o)
156 155
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 95,953
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 22.67%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.38%
5.00%, 03/01/2055
(p)
$ 1,228 $ 1,208
5.50%, 03/01/2055
(p)
3,374 3,378
6.00%, 03/01/2055
(p)
4,784 4,862
$ 9,448
U.S. Treasury - 0.03%
3.00%, 02/15/2049 875 671
U.S. Treasury Bill - 14.17%
4.16%, 07/31/2025
(a),(q),(r)
4,700 4,618
4.21%, 08/07/2025
(a),(q)
2,800 2,749
4.22%, 03/25/2025
(a),(q)
725 723
4.22%, 05/01/2025
(a),(q)
19,900 19,762
4.24%, 03/20/2025
(a),(q)
36,555 36,482
4.24%, 04/01/2025
(a),(q),(s)
52,250 52,071
4.24%, 05/27/2025
(a),(q)
41,195 40,788
4.25%, 03/04/2025
(a),(q)
1,950 1,950
4.25%, 07/17/2025
(a),(q)
5,000 4,921
4.26%, 03/13/2025
(a),(q)
19,950 19,926
4.26%, 03/27/2025
(a),(q)
4,435 4,423
4.27%, 03/18/2025
(a),(q)
22,015 21,976
4.27%, 05/13/2025
(a),(q)
90 89
4.35%, 04/08/2025
(a),(q)
18,545 18,467
4.35%, 06/05/2025
(a),(q)
48,800 48,266
4.40%, 05/29/2025
(a),(q),(r),(s)
8,900 8,810
4.58%, 03/06/2025
(a),(q)
60,065 60,044
$ 346,065
U.S. Treasury Inflation-Indexed Obligations - 8.09%
0.13%, 04/15/2026 4,669 4,622
0.13%, 07/15/2026 5,941 5,892
0.13%, 10/15/2026 2,524 2,495
0.13%, 04/15/2027 2,627 2,567
0.13%, 01/15/2030 6,041 5,658
0.13%, 07/15/2030 6,863 6,395
0.13%, 01/15/2031 7,105 6,531
0.13%, 07/15/2031 7,265 6,636
0.13%, 01/15/2032 7,981 7,182
0.13%, 02/15/2051 2,600 1,541
0.13%, 02/15/2052 3,038 1,772
0.25%, 07/15/2029 5,497 5,244
0.25%, 02/15/2050 2,596 1,626
0.38%, 07/15/2027 6,090 5,995
0.50%, 01/15/2028 5,989 5,856
0.63%, 07/15/2032 8,098 7,522
0.63%, 02/15/2043 2,739 2,135
0.75%, 07/15/2028 5,662 5,573
0.75%, 02/15/2042 2,837 2,306
0.75%, 02/15/2045 3,963 3,071
0.88%, 01/15/2029 4,482 4,393
0.88%, 02/15/2047 2,530 1,956
1.00%, 02/15/2046 1,999 1,610
1.00%, 02/15/2048 1,913 1,504
1.00%, 02/15/2049 922 718
1.13%, 01/15/2033 8,048 7,686
1.25%, 04/15/2028 5,487 5,468
1.38%, 07/15/2033 7,887 7,674
1.38%, 02/15/2044 3,615 3,198
1.50%, 02/15/2053 3,191 2,724
1.63%, 10/15/2027 6,909 7,002
1.63%, 10/15/2029 7,452 7,532
1.75%, 01/15/2028 2,583 2,617
1.75%, 01/15/2034 8,322 8,296
1.88%, 07/15/2034 8,600 8,678
2.13%, 04/15/2029 7,612 7,816
2.13%, 01/15/2035 3,320 3,410
2.13%, 02/15/2040 1,382 1,409
2.13%, 02/15/2041 2,041 2,078
2.13%, 02/15/2054 2,818 2,770
2.38%, 10/15/2028 6,667 6,925

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.38%, 02/15/2055 $ 1,445 $ 1,498
2.50%, 01/15/2029 2,486 2,589
3.38%, 04/15/2032 1,140 1,269
3.63%, 04/15/2028 2,638 2,823
3.88%, 04/15/2029 3,024 3,318
$ 197,580
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 553,764
TOTAL PURCHASED OPTIONS - 0.00% $ 23
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $ 82
Total Investments $ 2,518,612
Other Assets and Liabilities -  (3.12)% (76,334)
TOTAL NET ASSETS - 100.00% $ 2,442,278
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) The Trust is not registered as an investment company under the Investment
Company Act of 1940, as amended, and is not required to register under such act. Consequently, shareholders do not have the regulatory protections provided to investors in registered investment companies. The Trust sells shares under the
Securities Act of 1933 and files reports pursuant to the Securities Act of 1934.
(c) 1-day yield shown is as of period end.
(d) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,355 or
0.30% of net assets.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f) Non-income producing security
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,979 or 0.29% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,327 or 2.43% of net assets.
(i) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(k) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $194. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after February 28, 2025, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Rate shown is the discount rate of the original purchase.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $5,690 or 0.23% of net assets.
(s) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$21,552 or 0.88% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 108,731 $ 855,701 $ 927,759 $ 36,673
$ 108,731 $ 855,701 $ 927,759 $ 36,673
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 1,099 $ — $ — $ —
$ 1,099 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Millennium Health LLC 03/15/2016 $ — $ 2 0.00%
Millennium Health LLC 03/15/2016 — — 0.00%
Total $ 2 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Payout at expiry if USD-SOFR
ICESWAP>=5.2 and difference of US
10-Year swap and US 2-Year swap
>=.401
Citigroup Inc 1 $ 36,167 $ 0.40 08/19/2025 $ 19 $ 23 $ 4
Total $ 19 $ 23 $ 4

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Payout at expiry if USD-SOFR
ICESWAP>=6.0 and difference of US
10-Year swap and US 2-Year swap
>=.801
Citigroup Inc 1 $ 36,167 $ 0.80 08/19/2025 $ (2) $ (5) $ (3)
Total $ (2) $ (5) $ (3)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual $ 48,358 3.74% 05/16/2025 $ 103 $ 47 $ (56)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual 23,514 3.74% 05/16/2025 47 23 (24)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual 11,757 3.74% 05/16/2025 26 12 (14)
Total $ 176 $ 82 $ (94)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual $ 48,358 2.94% 05/16/2025 $ (27) $ (5) $ 22
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual 23,514 2.94% 05/16/2025 (11) (3) 8
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual 11,757 2.94% 05/16/2025 (6) (1) 5
Total $ (44) $ (9) $ 35
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
ASX 90 Day Bank Bill; June 2025 Short 14 $ 8,605 $ (2)
ASX 90 Day Bank Bill; March 2026 Long 14 8,611 4
Australia 10 Year Bond; March 2025 Long 4 282 1
Brent Crude; July 2025
(a)
Long 26 1,867 12
Brent Crude; June 2025
(a)
Long 133 9,613 (360)
Brent Crude; May 2025
(a)
Long 358 26,066 (1,418)
California Carbon Allowance Vintage; December 2025
(a)
Long 132 4,232 (609)
Canada 10 Year Bond; June 2025 Short 9 776 (4)
Cocoa; May 2025
(a)
Long 29 2,646 (235)
Coffee 'C'; July 2025
(a)
Long 9 1,231 183
Coffee 'C'; May 2025
(a)
Long 32 4,477 (127)
Copper; July 2025
(a)
Long 13 1,492 121
Corn; July 2025
(a)
Long 36 856 (78)
Corn; May 2025
(a)
Long 638 14,977 (1,445)
Cotton No.2; December 2025
(a)
Long 36 1,222 (39)
Cotton No.2; July 2025
(a)
Long 13 432 (27)
Cotton No.2; May 2025
(a)
Short 40 1,305 54
ECX Emission; December 2025
(a)
Short 31 2,283 313
Euribor; December 2026 Long 4 1,017 —
Euro Bond 10 Year Bond; June 2025 Long 2 274 1
Euro Buxl 30 Year Bond; June 2025 Short 5 672 (5)
Euro Milling Wheat; September 2025
(a)
Long 63 752 22
Frozen Concentrated Orange Juice-A; July 2025
(a)
Long 1 45 (25)
Gasoline RBOB; April 2025
(a)
Long 37 3,453 (168)
Gasoline RBOB; July 2025
(a)
Long 8 737 (12)
Gold 100 oz; April 2025
(a)
Long 190 54,121 1,377
Gold 100 oz; June 2025
(a)
Long 16 4,602 273

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
ICE Endex Dutch TTF Natural Gas; June 2025
(a)
Short 37 $ 1,230 $ 106
KC HRW Wheat; July 2025
(a)
Long 12 352 9
KC HRW Wheat; May 2025
(a)
Short 76 2,177 136
Lean Hogs; June 2025
(a)
Long 11 418 (17)
Live Cattle; April 2025
(a)
Long 49 3,776 (230)
Live Cattle; June 2025
(a)
Long 9 680 12
LME Copper; June 2025
(a)
Long 169 39,573 (294)
LME Copper; March 2025
(a)
Short — — 502
LME Lead; July 2025
(a)
Long 4 200 3
LME Lead; March 2025
(a)
Short — — (13)
LME Lead; May 2025
(a)
Short — — (13)
LME Nickel; July 2025
(a)
Long 6 560 8
LME Nickel; June 2025
(a)
Long 88 8,177 (32)
LME Nickel; March 2025
(a)
Short — — (26)
LME Nickel; March 2025
(a)
Short — — (144)
LME Nickel; May 2025
(a)
Short — — (42)
LME PRI Alum; April 2025
(a)
Long 75 4,895 1
LME PRI Alum; July 2025
(a)
Long 26 1,696 69
LME PRI Alum; March 2025
(a)
Short — — (15)
LME PRI Alum; March 2025
(a)
Short — — (344)
LME PRI Alum; May 2025
(a)
Short — — (103)
LME Zinc; July 2025
(a)
Long 8 561 (22)
LME Zinc; June 2025
(a)
Long 37 2,589 (43)
LME Zinc; March 2025
(a)
Short — — (19)
LME Zinc; March 2025
(a)
Short — — 159
LME Zinc; May 2025
(a)
Short — — (32)
Low Sulphur Gasoline; July 2025
(a)
Long 11 727 (32)
Natural Gas; April 2025
(a)
Long 66 2,530 (193)
Natural Gas; April 2027
(a)
Short 23 757 6
Natural Gas; July 2025
(a)
Short 48 2,020 (37)
Natural Gas; June 2025
(a)
Long 38 1,537 159
Natural Gas; June 2027
(a)
Short 23 790 (4)
Natural Gas; May 2025
(a)
Long 123 4,792 411
Natural Gas; May 2027
(a)
Short 23 762 4
Natural Gas; October 2025
(a)
Long 196 8,357 1,883
NY Harb ULSD; July 2025
(a)
Long 6 558 (13)
Platinum; April 2025
(a)
Long 91 4,267 (306)
Silver; July 2025
(a)
Long 10 1,590 35
Silver; May 2025
(a)
Long 51 8,031 (386)
Soybean Meal; July 2025
(a)
Long 20 615 (33)
Soybean Oil; July 2025
(a)
Long 24 641 53
Soybean Oil; May 2025
(a)
Long 240 6,353 (443)
Soybean; July 2025
(a)
Long 24 1,248 17
Soybean; May 2025
(a)
Long 230 11,796 (351)
Soybean; November 2025
(a)
Long 77 3,964 (74)
Sugar #11; July 2025
(a)
Long 45 913 21
Sugar #11; May 2025
(a)
Long 199 4,128 (119)
UK 10 Year Gilt; June 2025 Short 11 1,293 (3)
UK Emissions Allowance; December 2025
(a)
Long 60 3,236 261
US 10 Year Note; June 2025 Short 24 2,666 (22)
US 10 Year Ultra Note; June 2025 Short 51 5,827 (69)
US 2 Year Note; June 2025 Long 97 20,076 64
US 5 Year Note; June 2025 Short 37 3,994 (29)
US Long Bond; June 2025 Short 7 827 (15)
US Ultra Bond; June 2025 Short 6 745 (9)
Wheat; July 2025
(a)
Long 19 541 9
Wheat; May 2025
(a)
Long 67 1,862 (186)
WTI Crude; April 2025
(a)
Long 90 6,278 (148)
WTI Crude; July 2025
(a)
Short 31 2,120 53
WTI Crude; May 2025
(a)
Long 328 22,744 (740)
Total $ (2,813)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/04/2025 EUR 304 $ 319 $ — $ (3)
Bank of America NA 03/04/2025 $ 68 EUR 65 — —
Bank of America NA 03/04/2025 $ 114 GBP 91 — (1)
Bank of New York Mellon 03/04/2025 $ 109 GBP 86 1 —
Barclays Bank PLC 03/04/2025 GBP 69 $ 85 1 —
Barclays Bank PLC 03/19/2025 EUR 514 $ 533 — —
Barclays Bank PLC 03/19/2025 $ 475 MXN 9,750 2 —
BNP Paribas 03/04/2025 $ 914 GBP 734 — (9)
Citigroup Inc 03/19/2025 $ 1,275 BRL 7,796 2 (47)
Citigroup Inc 03/19/2025 $ 777 EUR 746 3 —
Deutsche Bank AG 03/04/2025 $ 2,125 EUR 2,040 9 —
Goldman Sachs & Co 03/19/2025 EUR 514 $ 534 — —
Goldman Sachs & Co 03/19/2025 MXN 1,760 $ 86 — (1)
Goldman Sachs & Co 03/19/2025 $ 783 MXN 16,121 1 —
HSBC Securities Inc 03/04/2025 GBP 1,392 $ 1,764 — (13)
HSBC Securities Inc 04/02/2025 $ 46 EUR 44 — —
HSBC Securities Inc 04/02/2025 $ 1,764 GBP 1,392 14 —
JPMorgan Chase 03/19/2025 BRL 5,717 $ 920 48 —
JPMorgan Chase 03/19/2025 MXN 10,243 $ 497 — —
Morgan Stanley & Co 03/04/2025 $ 699 GBP 552 4 —
Toronto Dominion Bank 03/04/2025 $ 42 EUR 40 — —
UBS AG 03/04/2025 EUR 1,841 $ 1,929 — (19)
UBS AG 03/19/2025 MXN 9,561 $ 466 — (1)
UBS AG 04/02/2025 $ 1,932 EUR 1,841 19 —
Total $ 104 $ (94)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
February 28,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 3,902 $ 273 $ 18 $ 291
Total $ 273 $ 18 $ 291
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $3,902.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Euro Interbank Offered Rate Pay 2.26% Semiannual Annual N/A 10/22/2054 EUR 120 $ 1 $ (1) $ —
6 Month Euro Interbank Offered Rate Receive 2.49% Annual Semiannual N/A 02/19/2054 307 (17) 1 (16)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 337 (20) 2 (18)
6 Month Euro Interbank Offered Rate Receive 2.51% Annual Semiannual N/A 02/20/2054 461 (28) 2 (26)
6 Month Euro Interbank Offered Rate Pay 2.46% Semiannual Annual N/A 03/22/2054 2 — — —
6 Month Euro Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 04/22/2054 398 (26) 1 (25)
6 Month Euro Interbank Offered Rate Pay 2.44% Semiannual Annual N/A 06/24/2054 58 3 (1) 2
6 Month Euro Interbank Offered Rate Receive 2.25% Annual Semiannual N/A 10/02/2054 370 (1) 1 —
6 Month Euro Interbank Offered Rate Pay 2.18% Semiannual Annual N/A 11/07/2054 73 (1) — (1)
Canadian Overnight Repo Rate Average Receive 2.79% Semiannual Semiannual N/A 06/01/2033 CAD 410 (4) — (4)
Canadian Overnight Repo Rate Average Receive 2.82% Semiannual Semiannual N/A 06/01/2033 410 (4) — (4)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.76% Maturity Maturity N/A 02/26/2027 $ 1,300 $ — $ — $ —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.48% Maturity Maturity N/A 02/10/2050 230 (4) — (4)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.59% Maturity Maturity N/A 01/29/2027 8,390 33 — 33
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.61% Maturity Maturity N/A 01/21/2028 740 3 (2) 1
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.51% Maturity Maturity N/A 11/08/2054 170 (4) — (4)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 425 6 — 6
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.33% Maturity Maturity N/A 10/08/2026 700 6 — 6
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.31% Maturity Maturity N/A 08/23/2049 30 — — —
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.05% Maturity Maturity N/A 08/09/2026 2,215 28 — 28
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 55 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 50 (1) — (1)
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/21/2026 1,770 20 — 20
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.72% Maturity Maturity N/A 02/28/2027 2,585 2 1 3
Consumer Price All Urban Non-Seasonally
Adjusted Index
Receive 2.90% Maturity Maturity N/A 02/28/2026 1,100 1 — 1
Secured Overnight Financing Rate Receive 4.00% Annual Annual N/A 11/30/2031 1,431 (20) — (20)
Secured Overnight Financing Rate Receive 4.10% Annual Annual N/A 11/30/2031 657 (13) — (13)
Tokyo Overnight Average Rate Receive 0.81% Annual Annual N/A 02/12/2027 JPY 414,521 (1) — (1)
Tokyo Overnight Average Rate Pay 1.22% Annual Annual N/A 02/12/2035 87,399 (1) — (1)
Total $ (43) $ 4 $ (39)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2025 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
Bank of America
NA
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.12%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 $ 20 $ — $ 33 $ —
Bank of America
NA
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.25%
Refinitiv/CoreCommodity
CRB 3-Month Forward Index
Total Return
Monthly 05/01/2025 5 — — (63)
Citigroup Inc
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 27 — 44 —
Citigroup Inc
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.24%
Refinitiv/CoreCommodity
CRB 3-Month Forward Index
Total Return
Monthly 05/01/2025 5 — — (67)
Goldman Sachs &
Co
(a)
United States Treasury 13
Week Bill High Discount
Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/03/2025 37 — 60 —
JPMorgan Chase
(a)
Bloomberg Cotton Subindex
+ 0.00%
Bloomberg Cotton Subindex Monthly 11/04/2025 102 — — (60)
Total $ — $ 137 $ (190)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .76 % Shares Held Value (000's)
Money Market Funds - 1 .76%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
1,231,584 $ 1,232
TOTAL INVESTMENT COMPANIES $ 1,232
COMMON STOCKS - 98 .07 % Shares Held Value (000's)
Advertising - 0 .21%
Interpublic Group of Cos Inc/The 5,359 $ 147
Automobile Parts & Equipment - 1 .83%
Autoliv Inc 13,203 1,285
Banks - 2 .98%
Cullen/Frost Bankers Inc 15,240 2,088
Building Materials - 2 .50%
Lennox International Inc 2,920 1,755
Chemicals - 2 .38%
RPM International Inc 13,444 1,666
Commercial Services - 2 .56%
Morningstar Inc 5,729 1,797
Computers - 0 .40%
Amdocs Ltd 3,221 281
Consumer Products - 3 .90%
Avery Dennison Corp 10,007 1,881
WD-40 Co 3,586 856
$ 2,737
Diversified Financial Services - 5 .64%
Hamilton Lane Inc 12,453 1,947
LPL Financial Holdings Inc 5,397 2,005
$ 3,952
Electric - 3 .87%
Alliant Energy Corp 29,962 1,934
Talen Energy Corp
(c)
3,734 776
$ 2,710
Electronics - 2 .27%
nVent Electric PLC 26,412 1,594
Entertainment - 2 .65%
Live Nation Entertainment Inc
(c)
12,977 1,860
Hand & Machine Tools - 7 .88%
Lincoln Electric Holdings Inc 9,304 1,923
MSA Safety Inc 11,298 1,850
Snap-on Inc 5,133 1,751
$ 5,524
Healthcare - Products - 5 .20%
Bio-Techne Corp 27,239 1,682
STERIS PLC 8,953 1,962
$ 3,644
Healthcare - Services - 2 .22%
Universal Health Services Inc 8,861 1,553
Insurance - 5 .91%
Fidelity National Financial Inc 29,333 1,892
Kinsale Capital Group Inc 2,109 911
Markel Group Inc
(c)
698 1,349
$ 4,152
Leisure Products & Services - 1 .72%
YETI Holdings Inc
(c)
33,759 1,203
Lodging - 2 .00%
Hyatt Hotels Corp 9,955 1,403
Machinery - Diversified - 2 .01%
Nordson Corp 6,712 1,411
Oil & Gas - 4 .18%
Coterra Energy Inc 33,579 906
HF Sinclair Corp 18,459 651
Permian Resources Corp 97,789 1,378
$ 2,935
Pharmaceuticals - 1 .31%
Cardinal Health Inc 7,094 919
Pipelines - 1 .02%
DT Midstream Inc 7,430 714
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8 .17%
Alexandria Real Estate Equities Inc 10,625 $ 1,087
Equity LifeStyle Properties Inc 24,625 1,689
Essential Properties Realty Trust Inc 37,058 1,213
Terreno Realty Corp 25,651 1,740
$ 5,729
Retail - 7 .41%
Casey's General Stores Inc 5,031 2,085
Tractor Supply Co 35,210 1,949
Williams-Sonoma Inc 5,952 1,158
$ 5,192
Semiconductors - 3 .59%
Monolithic Power Systems Inc 2,385 1,457
Teradyne Inc 9,641 1,059
$ 2,516
Software - 10 .06%
Cloudflare Inc
(c)
12,085 1,756
Fair Isaac Corp
(c)
941 1,775
HubSpot Inc
(c)
2,233 1,617
Tyler Technologies Inc
(c)
3,127 1,903
$ 7,051
Transportation - 2 .18%
Expeditors International of Washington Inc 13,004 1,526
Water - 2 .02%
Essential Utilities Inc 37,274 1,416
TOTAL COMMON STOCKS $ 68,760
Total Investments $ 69,992
Other Assets and Liabilities -  0.17% 118
TOTAL NET ASSETS - 100.00% $ 70,110
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
Edge MidCap Fund
February 28, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 975 $ 11,508 $ 11,251 $ 1,232
$ 975 $ 11,508 $ 11,251 $ 1,232
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 32 $ — $ — $ —
$ 32 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 22 .81 % Shares Held Value (000's)
Closed-End Funds - 0 .67%
BlackRock Municipal Income Quality Trust 25,921 $ 292
BlackRock MuniYield Quality Fund III Inc 6,330 71
BlackRock MuniYield Quality Fund Inc 34,708 419
Franklin Universal Trust 13,711 105
Invesco Municipal Opportunity Trust 18,794 187
Invesco Value Municipal Income Trust 39,478 493
Nuveen AMT-Free Municipal Credit Income Fund 32,880 425
Nuveen AMT-Free Quality Municipal Income Fund 29,283 340
Nuveen Municipal Credit Income Fund 22,907 290
Nuveen Municipal Value Fund Inc 14,992 133
Saba Capital Income & Opportunities Fund 10,973 87
$ 2,842
Exchange-Traded Funds - 1 .26%
iShares 0-5 Year TIPS Bond ETF 11,943 1,227
iShares Broad USD High Yield Corporate Bond
ETF
9,885 370
iShares Core MSCI Emerging Markets ETF 5,667 303
iShares Floating Rate Bond ETF 23,908 1,221
iShares Russell 1000 Growth ETF 682 269
iShares Russell 2000 ETF 594 128
iShares Russell 2000 Value ETF 4,004 645
iShares Short Treasury Bond ETF 11,065 1,222
$ 5,385
Money Market Funds - 20 .88%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.30%
(a),(b)
3,703,453 3,704
Principal Government Money Market Fund - Class
R-6 4.21%
(b),(c)
85,639,207 85,639
$ 89,343
TOTAL INVESTMENT COMPANIES $ 97,570
CONVERTIBLE PREFERRED STOCKS
- 0 .06 % Shares Held Value (000's)
Aerospace & Defense - 0 .04%
Boeing Co/The 6.00%, 10/15/2027 2,841 $ 170
Electric - 0 .01%
PG&E Corp 6.00%, 12/01/2027 566 24
Pipelines - 0 .01%
Southcross Energy Series A 0.00%
(d),(e)
2,399,339 52
TOTAL CONVERTIBLE PREFERRED STOCKS $ 246
COMMON STOCKS - 35 .27 % Shares Held Value (000's)
Advertising - 0 .19%
Dentsu Group Inc 3,500 $ 73
Interpublic Group of Cos Inc/The 15,907 436
National CineMedia Inc
(d)
8,238 55
Omnicom Group Inc 1,954 162
Publicis Groupe SA 468 46
Taboola.com Ltd
(d)
14,185 39
$ 811
Aerospace & Defense - 0 .65%
Airbus SE 131 23
Boeing Co/The
(d)
433 76
CAE Inc
(d)
600 15
General Dynamics Corp
(f)
1,476 372
General Electric Co
(f)
3,084 638
HEICO Corp - Class A
(f)
211 45
Hexcel Corp 864 55
Howmet Aerospace Inc
(f)
2,442 333
L3Harris Technologies Inc
(f)
1,249 257
Lockheed Martin Corp
(f)
1,144 516
Northrop Grumman Corp
(f)
278 128
Rheinmetall AG 28 30
RTX Corp
(f)
173 23
Safran SA 393 103
Singapore Technologies Engineering Ltd 24,600 99
Spirit AeroSystems Holdings Inc
(d)
1,468 51
Triumph Group Inc
(d)
55 1
$ 2,765
COMMON STOCKS (continued) Shares Held Value (000’s)
Agriculture - 0 .16%
Altria Group Inc 2,325 $ 130
Archer-Daniels-Midland Co 3,438 162
Philip Morris International Inc
(f)
2,614 406
$ 698
Airlines - 0 .15%
Delta Air Lines Inc
(f)
5,670 340
Japan Airlines Co Ltd 5,000 86
Qantas Airways Ltd
(d)
35,815 213
$ 639
Apparel - 0 .24%
Carter's Inc 560 23
Deckers Outdoor Corp
(d)
1,560 217
NIKE Inc 3,382 269
On Holding AG
(d)
1,070 52
Ralph Lauren Corp 824 223
Steven Madden Ltd 1,285 42
Tapestry Inc 2,385 204
$ 1,030
Automobile Manufacturers - 0 .29%
Blue Bird Corp
(d)
1,567 55
Cummins Inc 661 244
Ferrari NV 283 133
General Motors Co 4,403 216
Subaru Corp 1,900 35
Suzuki Motor Corp 600 7
Tesla Inc
(d),(f)
1,268 372
Volvo AB - B Shares 5,336 166
Zapp Electric Vehicles Group Ltd - Warrants
(d)
1,167 —
$ 1,228
Automobile Parts & Equipment - 0 .19%
Aptiv PLC
(d),(f)
3,754 244
BorgWarner Inc 1,407 42
Continental AG 2,772 199
Gentex Corp 2,948 72
Goodyear Tire & Rubber Co/The
(d)
4,489 42
Magna International Inc 4,500 164
Phinia Inc 1,073 53
Visteon Corp
(d)
211 18
$ 834
Banks - 1 .46%
Banco Bilbao Vizcaya Argentaria SA 10,194 135
Banco BPM SpA 1,313 13
Banco Santander SA 1,038 7
Bank of America Corp
(f)
4,264 196
Bank of New York Mellon Corp/The 297 26
Bank OZK 1,153 55
Banner Corp 773 53
BOC Hong Kong Holdings Ltd 33,000 116
Cadence Bank 3,327 110
CaixaBank SA 2,554 18
Citigroup Inc
(f)
2,064 165
Citizens Financial Group Inc 247 11
Columbia Banking System Inc 2,034 54
Commerzbank AG 1,044 22
Computershare Ltd 5,538 142
CVB Financial Corp 3,176 64
DBS Group Holdings Ltd 4,540 155
DNB Bank ASA 12,741 294
Erste Group Bank AG 816 55
Fifth Third Bancorp
(f)
942 41
FinecoBank Banca Fineco SpA 15,374 288
First Bancshares Inc/The 14,108 503
First Hawaiian Inc 2,194 59
First Interstate BancSystem Inc 3,078 95
FNB Corp/PA 3,454 51
Goldman Sachs Group Inc/The
(f)
541 337
Home BancShares Inc/AR 2,389 72
HSBC Holdings PLC 9,999 119
Huntington Bancshares Inc/OH 518 9

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
JPMorgan Chase & Co
(f)
1,876 $ 496
KeyCorp
(f)
5,236 91
M&T Bank Corp
(f)
842 161
Morgan Stanley
(f)
2,825 376
National Bank of Canada 700 58
Northern Trust Corp 74 8
Old National Bancorp/IN 2,865 68
PNC Financial Services Group Inc/The 166 32
Prosperity Bancshares Inc 603 46
Royal Bank of Canada 800 95
Sandy Spring Bancorp Inc 11,367 364
Shizuoka Financial Group Inc 2,800 29
Standard Chartered PLC 1,584 26
Stellar Bancorp Inc 1,503 44
Sumitomo Mitsui Financial Group Inc 1,500 38
Sumitomo Mitsui Trust Group Inc 3,800 98
Svenska Handelsbanken AB 7,740 97
Truist Financial Corp 502 23
UBS Group AG 1,781 62
UniCredit SpA 2,205 116
United Community Banks Inc/GA 1,336 43
US Bancorp
(f)
5,296 249
Veritex Holdings Inc 1,634 43
Wells Fargo & Co 3,840 300
$ 6,228
Beverages - 0 .32%
Coca-Cola Co/The 4,728 337
Coca-Cola HBC AG
(d)
1,556 66
Constellation Brands Inc 1,747 306
Keurig Dr Pepper Inc 8,548 286
Molson Coors Beverage Co 2,431 149
PepsiCo Inc 1,385 213
$ 1,357
Biotechnology - 1 .13%
ACADIA Pharmaceuticals Inc
(d)
211 4
ADMA Biologics Inc
(d)
412 7
Akero Therapeutics Inc
(d)
123 6
Akouos Inc - Contingent Value Rights
(d),(e)
4,410 2
Alnylam Pharmaceuticals Inc
(d),(f)
101 25
Amicus Therapeutics Inc
(d)
2,194 21
ANI Pharmaceuticals Inc
(d)
34 2
Apogee Therapeutics Inc
(d)
326 10
Arcellx Inc
(d)
77 5
Arcutis Biotherapeutics Inc
(d)
196 3
Ardelyx Inc
(d)
425 2
Arrowhead Pharmaceuticals Inc
(d)
211 4
Aurinia Pharmaceuticals Inc
(d)
239 2
Avidity Biosciences Inc
(d)
759 23
Axsome Therapeutics Inc
(d)
111 14
Beam Therapeutics Inc
(d)
135 4
BioCryst Pharmaceuticals Inc
(d)
347 3
Biogen Inc
(d),(f)
2,635 370
Biohaven Ltd
(d)
404 15
BioMarin Pharmaceutical Inc
(d),(f)
4,526 322
Blueprint Medicines Corp
(d)
397 38
Bridgebio Pharma Inc
(d)
253 9
Celldex Therapeutics Inc
(d)
798 16
CG oncology Inc
(d)
87 2
Corteva Inc 3,588 226
Crinetics Pharmaceuticals Inc
(d)
721 26
CSL Ltd 50 8
Cytokinetics Inc
(d)
514 24
Denali Therapeutics Inc
(d)
225 4
Disc Medicine Inc
(d)
296 17
Dynavax Technologies Corp
(d)
237 3
Dyne Therapeutics Inc
(d)
147 2
Edgewise Therapeutics Inc
(d)
132 3
Genmab A/S
(d)
644 145
Geron Corp
(d)
3,988 7
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc
(f)
6,803 $ 778
Halozyme Therapeutics Inc
(d)
228 14
Ideaya Biosciences Inc
(d)
150 3
Illumina Inc
(d),(f)
886 79
Immunovant Inc
(d)
103 2
Incyte Corp
(d),(f)
3,835 282
Inhibrx Inc - Contingent Value Rights
(d),(e)
4,407 3
Innoviva Inc
(d)
100 2
Insmed Inc
(d)
780 64
Intra-Cellular Therapies Inc
(d)
12,462 1,597
Iovance Biotherapeutics Inc
(d)
490 2
Janux Therapeutics Inc
(d)
223 7
Krystal Biotech Inc
(d)
45 8
Kymera Therapeutics Inc
(d)
85 3
Ligand Pharmaceuticals Inc
(d)
31 4
Myriad Genetics Inc
(d)
161 2
Novavax Inc
(d)
271 2
Nurix Therapeutics Inc
(d)
565 9
Nuvalent Inc
(d)
304 23
Praxis Precision Medicines Inc
(d)
32 1
PTC Therapeutics Inc
(d)
588 33
Recursion Pharmaceuticals Inc
(d)
433 3
Revolution Medicines Inc
(d)
1,035 42
Rocket Pharmaceuticals Inc
(d)
1,101 10
Royalty Pharma PLC 9,845 331
Scholar Rock Holding Corp
(d)
456 18
Soleno Therapeutics Inc
(d)
149 7
SpringWorks Therapeutics Inc
(d)
122 7
Structure Therapeutics Inc ADR
(d)
250 6
Summit Therapeutics Inc
(d)
164 3
Swedish Orphan Biovitrum AB
(d)
121 4
Syndax Pharmaceuticals Inc
(d)
148 2
Tarsus Pharmaceuticals Inc
(d)
67 3
Tevogen Bio Holdings Inc - Warrants
(d)
597 —
TG Therapeutics Inc
(d)
253 8
Travere Therapeutics Inc
(d)
138 3
Vera Therapeutics Inc
(d)
82 2
Veracyte Inc
(d)
139 5
Vericel Corp
(d)
630 32
Vertex Pharmaceuticals Inc
(d)
124 60
Viridian Therapeutics Inc
(d)
135 2
WaVe Life Sciences Ltd
(d)
161 2
Xencor Inc
(d)
122 2
$ 4,844
Building Materials - 0 .32%
AZEK Co Inc/The
(d)
1,348 63
Builders FirstSource Inc
(d)
1,192 165
Cemex SAB de CV ADR 31,055 193
CRH PLC
(f)
39 4
CRH PLC 701 72
Gibraltar Industries Inc
(d)
876 58
Holcim AG
(d)
102 11
Johnson Controls International plc 3,568 306
Masco Corp 1,786 134
Mohawk Industries Inc
(d)
690 81
Trane Technologies PLC
(f)
734 260
Vulcan Materials Co
(f)
167 41
$ 1,388
Chemicals - 0 .96%
Air Liquide SA 35 6
Arcadium Lithium PLC
(d)
8,221 48
Asahi Kasei Corp 13,700 93
Cabot Corp 643 55
CF Industries Holdings Inc 1,853 150
DuPont de Nemours Inc
(f)
19,113 1,563
Eastman Chemical Co
(f)
2,214 217
Ecolab Inc
(f)
961 259
Evonik Industries AG 6,779 135
FMC Corp 6,517 240

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Givaudan SA 4 $ 18
Linde PLC 1,041 486
LyondellBasell Industries NV 4,603 354
Mativ Holdings Inc 2,764 19
Nitto Denko Corp 2,000 39
PPG Industries Inc 2,887 327
Toray Industries Inc 13,000 87
$ 4,096
Coal - 0 .01%
Ramaco Resources Inc - A Shares 3,876 35
Ramaco Resources Inc - B Shares 53 —
$ 35
Commercial Services - 1 .04%
Adtalem Global Education Inc
(d)
667 68
Altaba Inc - Escrow
(d)
837,142 1,214
Automatic Data Processing Inc
(f)
1,218 384
Booz Allen Hamilton Holding Corp
(f)
492 52
Bureau Veritas SA 1,841 55
Cintas Corp
(f)
1,040 216
CoreCivic Inc
(d)
3,067 58
Corpay Inc
(d)
626 230
Edenred SE 265 8
H&R Block Inc 549 30
Laureate Education Inc
(d)
3,988 80
Loomis AB 1,754 68
Moneylion Inc
(d)
6,882 600
PayPal Holdings Inc
(d)
3,115 221
PROG Holdings Inc 1,359 39
Progyny Inc
(d)
2,500 56
Quanta Services Inc 25 6
Recruit Holdings Co Ltd 400 24
Remitly Global Inc
(d)
3,242 78
Repay Holdings Corp
(d)
11,314 82
S&P Global Inc 445 237
Shift4 Payments Inc
(d)
617 61
Stride Inc
(d)
330 45
TransUnion 904 84
Transurban Group 18,905 155
TriNet Group Inc 318 23
United Rentals Inc
(f)
161 103
Upbound Group Inc 2,054 53
Verra Mobility Corp
(d)
5,168 118
$ 4,448
Computers - 1 .46%
Accenture PLC - Class A 1,492 520
Apple Inc
(f)
13,150 3,181
CACI International Inc
(d)
93 31
Cognizant Technology Solutions Corp 171 14
CyberArk Software Ltd
(d)
225 82
Dell Technologies Inc 1,543 159
EPAM Systems Inc
(d)
817 168
ExlService Holdings Inc
(d)
1,751 85
Fortinet Inc
(d),(f)
1,592 172
Hewlett Packard Enterprise Co
(f)
12,772 253
HP Inc 5,341 165
International Business Machines Corp 557 141
Leidos Holdings Inc
(f)
2,086 271
Maximus Inc 627 41
NCR Voyix Corp
(d)
3,924 44
NetApp Inc
(f)
2,646 264
Okta Inc
(d),(f)
330 30
Otsuka Corp 4,000 87
PAR Technology Corp
(d)
278 19
SCSK Corp 3,000 75
Seagate Technology Holdings PLC
(f)
1,977 201
Teleperformance SE 346 33
Western Digital Corp
(d)
3,998 196
$ 6,232
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .12%
Avery Dennison Corp 828 $ 156
Clorox Co/The
(f)
615 96
Helen of Troy Ltd
(d)
807 44
Kimberly-Clark Corp 1,394 198
$ 494
Cosmetics & Personal Care - 0 .21%
Colgate-Palmolive Co 1,605 146
Edgewell Personal Care Co 1,034 33
Kao Corp 1,100 47
Kenvue Inc 3,084 73
Prestige Consumer Healthcare Inc
(d)
90 8
Procter & Gamble Co/The 2,736 475
Unilever PLC 1,869 106
$ 888
Distribution & Wholesale - 0 .44%
AddTech AB 1,681 51
Fastenal Co
(f)
3,717 281
H&E Equipment Services Inc 7,613 730
IMCD NV 73 11
ITOCHU Corp 400 18
LKQ Corp
(f)
7,072 298
MRC Global Inc
(d)
6,362 78
Rush Enterprises Inc - Class A 765 45
Toyota Tsusho Corp 1,200 20
WW Grainger Inc
(f)
343 350
$ 1,882
Diversified Financial Services - 1 .53%
4L Technologies
(d),(e)
24,306 —
Air Lease Corp 1,118 54
Ally Financial Inc
(f)
1,823 67
American Express Co
(f)
1,627 490
Ameriprise Financial Inc 41 22
Apollo Global Management Inc 214 32
Blackrock Inc 169 165
Bread Financial Holdings Inc 1,145 62
Capital One Financial Corp
(f)
1,637 328
Cboe Global Markets Inc 512 108
Charles Schwab Corp/The
(f)
4,305 342
CI Financial Corp 35,752 775
CME Group Inc 1,163 295
Discover Financial Services 105 21
Element Comm Aviation
(d),(e),(g)
280 —
Enova International Inc
(d)
917 95
Evercore Inc - Class A 371 90
Federal Agricultural Mortgage Corp 266 56
Franklin Resources Inc 5,388 109
FTAI Aviation Ltd 479 62
Hamilton Lane Inc 252 39
IGM Financial Inc 2,700 85
Intercontinental Exchange Inc 1,022 177
Invesco Ltd 169 3
Mastercard Inc 612 353
Nasdaq Inc 2,735 226
Navient Corp 4,186 60
Nomura Holdings Inc 1,800 12
ORIX Corp 9,200 191
PJT Partners Inc 428 68
Radian Group Inc 1,929 63
Raymond James Financial Inc
(f)
1,620 250
Singapore Exchange Ltd 17,200 172
Synchrony Financial
(f)
1,527 93
T Rowe Price Group Inc 1,037 110
TMX Group Ltd 1,400 50
TPG Inc 1,184 65
Tradeweb Markets Inc
(f)
1,196 162
Visa Inc
(f)
3,129 1,135
Voya Financial Inc 853 62
$ 6,549

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 0 .61%
AES Corp/The 320 $ 4
Ameresco Inc
(d)
1,303 15
Constellation Energy Corp
(f)
2,256 565
Dominion Energy Inc
(f)
8,761 497
Duke Energy Corp 153 18
Emera Inc 1,100 44
Endesa SA 4,565 101
Eversource Energy
(f)
2,270 143
Exelon Corp
(f)
4,032 178
Iberdrola SA 6,992 101
NRG Energy Inc
(f)
4,216 446
PG&E Corp 808 13
Portland General Electric Co 1,176 53
PPL Corp 515 18
Sempra 665 48
Southern Co/The
(f)
1,641 147
Vistra Corp 1,768 236
$ 2,627
Electrical Components & Equipment - 0 .31%
Acuity Brands Inc 141 42
AMETEK Inc 1,040 197
Brother Industries Ltd 9,000 174
Eaton Corp PLC
(f)
688 202
Emerson Electric Co
(f)
3,554 432
Energizer Holdings Inc 1,542 47
Generac Holdings Inc
(d)
1,481 202
Novanta Inc
(d)
317 46
Zeo Energy Corp - Warrants
(d)
524 —
$ 1,342
Electronics - 0 .60%
ABB Ltd 340 18
Allegion plc 821 106
Amphenol Corp
(f)
2,529 169
Brady Corp 791 57
Flex Ltd
(d)
1,631 62
Fortive Corp 1,696 135
Garmin Ltd 267 61
Halma PLC 2,285 81
Honeywell International Inc 3,889 828
Ingram Micro Holding Corp 1,003 22
Jabil Inc 1,136 176
Keysight Technologies Inc
(d),(f)
1,949 311
Mettler-Toledo International Inc
(d)
12 15
Murata Manufacturing Co Ltd 5,700 98
NEXTracker Inc
(d)
714 32
NIDEC CORP 9,200 166
SCREEN Holdings Co Ltd 800 58
TDK Corp 500 5
TTM Technologies Inc
(d)
3,335 80
Vishay Intertechnology Inc 3,636 62
Yokogawa Electric Corp 700 13
$ 2,555
Energy - Alternate Sources - 0 .03%
Enphase Energy Inc
(d)
705 41
First Solar Inc
(d)
369 50
Vestas Wind Systems A/S 3,005 42
$ 133
Engineering & Construction - 0 .33%
ACS Actividades de Construccion y Servicios SA 2,153 115
AECOM
(f)
2,985 299
Bouygues SA 714 24
Eiffage SA 318 32
Fluor Corp
(d)
1,182 45
Jacobs Solutions Inc
(f)
2,484 318
Skanska AB 8,446 200
Vinci SA 934 108
WSP Global Inc 1,400 250
$ 1,391
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .51%
Caesars Entertainment Inc
(d)
5,962 $ 198
DraftKings Inc
(d)
2,454 108
Everi Holdings Inc
(d)
50,883 701
Flutter Entertainment PLC
(d),(f)
236 66
Genius Sports Ltd
(d)
4,896 43
International Game Technology PLC 47,800 847
Live Nation Entertainment Inc
(d)
1,167 167
Monarch Casino & Resort Inc 682 62
$ 2,192
Environmental Control - 0 .17%
Casella Waste Systems Inc
(d)
559 63
Pentair PLC 841 79
Republic Services Inc
(f)
567 134
Veralto Corp 1,961 196
Waste Management Inc
(f)
1,065 248
$ 720
Food - 1 .07%
Conagra Brands Inc 6,965 178
General Mills Inc 2,151 130
George Weston Ltd 200 32
Grocery Outlet Holding Corp
(d)
3,615 43
Hain Celestial Group Inc/The
(d)
8,770 31
Kellanova
(h)
33,783 2,801
Kesko Oyj 11,074 210
Kraft Heinz Co/The 6,958 214
Kroger Co/The 2,538 164
Marks & Spencer Group PLC 28,571 128
Mondelez International Inc 2,877 185
Orkla ASA 972 9
Sprouts Farmers Market Inc
(d)
184 27
Sysco Corp 134 10
The Campbell's Company 1,140 46
Tyson Foods Inc 4,789 294
WK Kellogg Co 2,756 55
$ 4,557
Forest Products & Paper - 0 .04%
International Paper Co 3,080 174
Gas - 0 .04%
New Jersey Resources Corp 1,227 59
Spire Inc 789 61
UGI Corp 1,854 63
$ 183
Hand & Machine Tools - 0 .19%
Fuji Electric Co Ltd 300 13
Kennametal Inc 2,144 48
Makita Corp 3,900 128
Schindler Holding AG - PC 310 95
Snap-on Inc 788 269
Stanley Black & Decker Inc
(f)
1,899 164
Techtronic Industries Co Ltd 6,553 92
$ 809
Healthcare - Products - 0 .90%
Abbott Laboratories 132 18
ABIOMED Inc - Contingent Value Rights
(d),(e)
692 1
Agilent Technologies Inc 716 92
Allurion Technologies Inc - Warrants
(d)
931 —
Artivion Inc
(d)
2,633 67
Baxter International Inc
(f)
9,292 321
Boston Scientific Corp
(d)
1,155 120
CareDx Inc
(d)
92 2
Danaher Corp 1,168 243
Edwards Lifesciences Corp
(d)
1,214 87
Exact Sciences Corp
(d)
1,171 55
GE HealthCare Technologies Inc 1,638 143
Glaukos Corp
(d)
370 44
Hologic Inc
(d),(f)
4,921 312
IDEXX Laboratories Inc
(d),(f)
306 134
Inspire Medical Systems Inc
(d)
205 38

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Integra LifeSciences Holdings Corp
(d)
2,248 $ 52
Intuitive Surgical Inc
(d)
145 83
Lantheus Holdings Inc
(d)
644 60
Medtronic PLC 1,694 156
Natera Inc
(d)
536 83
Omnicell Inc
(d)
1,042 40
PROCEPT BioRobotics Corp
(d)
970 62
Psyence Biomedical Ltd - Warrants
(d)
974 —
ResMed Inc
(f)
1,332 311
SI-BONE Inc
(d)
1,993 36
Solventum Corp
(d),(f)
6,641 529
Stryker Corp 587 227
Sysmex Corp 3,600 65
Teleflex Inc
(f)
30 4
Terumo Corp 200 4
Thermo Fisher Scientific Inc 341 181
TransMedics Group Inc
(d)
313 24
Twist Bioscience Corp
(d)
107 4
Varex Imaging Corp
(d)
3,395 44
Zimmer Biomet Holdings Inc 2,041 213
$ 3,855
Healthcare - Services - 0 .57%
Acadia Healthcare Co Inc
(d)
445 13
Amedisys Inc
(d)
2,640 243
Centene Corp
(d)
1,453 85
Charles River Laboratories International Inc
(d)
418 69
Cigna Group/The 427 132
DaVita Inc
(d)
1,078 159
Elevance Health Inc 947 376
Eurofins Scientific SE 1,359 68
Fresenius Medical Care AG 943 46
GeneDx Holdings Corp
(d)
522 54
HCA Healthcare Inc
(f)
498 152
Humana Inc 112 30
IQVIA Holdings Inc
(d)
685 129
Molina Healthcare Inc
(d),(f)
828 250
PACS Group Inc
(d)
158 2
Quest Diagnostics Inc 601 104
Ramsay Health Care Ltd 3,179 68
UnitedHealth Group Inc 779 370
Universal Health Services Inc 517 91
$ 2,441
Holding Companies - Diversified - 0 .32%
Acropolis Infrastructure Acquisition Corp -
Escrow
(d),(e)
5,690 —
Alchemy Investments Acquisition Corp 1 -
Warrants
(d)
3,107 —
Aldel Financial II Inc
(d)
9,116 91
Aldel Financial II Inc - Warrants
(d)
4,558 1
AltEnergy Acquisition Corp - Warrants
(d)
449 —
Andretti Acquisition Corp II
(d)
9,732 98
Andretti Acquisition Corp II - Warrants
(d)
4,866 1
Archimedes Tech SPAC Partners II Co
(d)
6,462 65
Arogo Capital Acquisition Corp - Warrants
(d)
4,211 —
Bukit Jalil Global Acquisition 1 Ltd - Rights
(d)
2,239 —
Bukit Jalil Global Acquisition 1 Ltd - Warrants
(d)
1,119 —
Cantor Equity Partners I Inc
(d)
4,288 43
CARTESIAN GROWTH CORP II - Warrants
(d)
781 —
Cayson Acquisition Corp
(d)
3,476 35
Cayson Acquisition Corp - Rights
(d)
3,476 1
CERo Therapeutics Holdings Inc - Warrants
(d)
449 —
Direct Selling Acquisition Corp
(d)
3,078 35
ESH Acquisition Corp - Rights
(d)
5,825 1
EVe Mobility Acquisition Corp - Warrants
(d)
1,847 —
Evergreen Corp - Warrants
(d)
4,211 —
Global Blockchain Acquisition Corp - Warrants
(d)
10,160 —
Global Lights Acquisition Corp
(d)
2,875 31
Graf Global Corp
(d)
4,458 46
Graf Global Corp - Warrants
(d)
2,229 —
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
International Media Acquisition Corp - Warrants
(d)
2,300 $ —
Iron Horse Acquisitions Corp
(d)
4,699 49
Iron Horse Acquisitions Corp - Rights
(d)
4,699 2
Iron Horse Acquisitions Corp - Warrants
(d)
4,699 —
Jaws Mustang Acquisition Corp - Warrants
(d)
4,137 —
K&F Growth Acquisition Corp II
(d)
5,396 54
Keen Vision Acquisition Corp - Warrants
(d)
10,678 1
Live Oak Acquisition Corp V
(d)
4,701 47
Mountain Lake Acquisition Corp
(d)
7,860 80
Nabors Energy Transition Corp II - Warrants
(d)
2,294 1
Newbury Street II Acquisition Corp
(d)
9,880 99
Newbury Street II Acquisition Corp - Warrants
(d)
4,940 1
NewHold Investment Corp III
(d)
4,537 46
Oak Woods Acquisition Corp
(d)
4,220 48
Oak Woods Acquisition Corp - Warrants
(d)
10,768 —
Papaya Growth Opportunity Corp I - Warrants
(d)
1,648 —
Pershing Square Tontine Holdings Ltd
(d),(e)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(d),(e)
3,910 —
Pyrophyte Acquisition Corp - Warrants
(d)
600 —
Roman DBDR Acquisition Corp II
(d)
6,268 63
Silverbox Corp IV
(d)
9,012 92
Silverbox Corp IV - Warrants
(d)
3,004 1
Slam Corp - Warrants
(d)
6,312 1
Spark I Acquisition Corp
(d)
8,467 91
Spark I Acquisition Corp - Warrants
(d)
4,233 1
Spring Valley Acquisition Corp II - Rights
(d)
1,102 —
Spring Valley Acquisition Corp II - Warrants
(d)
551 —
Stellar V Capital Corp
(d)
4,313 44
Target Global Acquisition I Corp - Warrants
(d)
1,309 —
TLGY Acquisition Corp
(d)
3,517 42
Veea Inc - Warrants
(d)
1,370 —
Volato Group Inc - Warrants
(d)
1,728 —
Voyager Acquisition Corp
(d)
9,148 93
Voyager Acquisition Corp - Warrants
(d)
4,574 1
Willow Lane Acquisition Corp
(d)
6,595 66
Willow Lane Acquisition Corp - Warrants
(d)
3,297 1
$ 1,372
Home Builders - 0 .07%
Champion Homes Inc
(d)
1,668 171
DR Horton Inc
(f)
205 26
Lennar Corp - A Shares 75 9
NVR Inc
(d)
3 22
PulteGroup Inc 186 19
Sekisui Chemical Co Ltd 2,500 43
$ 290
Home Furnishings - 0 .05%
Leggett & Platt Inc 3,839 35
MillerKnoll Inc 2,651 57
Rational AG 78 71
Xperi Inc
(d)
6,056 51
$ 214
Insurance - 1 .16%
Admiral Group PLC 1,141 41
Aflac Inc 1,956 214
AIA Group Ltd 31,200 240
Aon PLC 469 192
Assurant Inc 417 87
Berkshire Hathaway Inc - Class B
(d),(f)
1,294 664
Brown & Brown Inc 698 83
Chubb Ltd 1,325 379
Cincinnati Financial Corp
(f)
866 128
Dai-ichi Life Holdings Inc 3,500 104
Equitable Holdings Inc
(f)
3,603 198
Everest Group Ltd 226 80
Globe Life Inc 641 82
Hannover Rueck SE 349 93
Hartford Insurance Group Inc/The 1,382 163
iA Financial Corp Inc 1,600 150
Kemper Corp 758 51

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lancashire Holdings Ltd 5,791 $ 45
Loews Corp 1,554 135
Marsh & McLennan Cos Inc 1,620 385
MetLife Inc 1,217 105
MS&AD Insurance Group Holdings Inc 2,500 53
NMI Holdings Inc
(d)
1,487 54
ProAssurance Corp
(d)
3,083 48
Progressive Corp/The
(f)
1,030 290
Prudential PLC 11,177 103
SiriusPoint Ltd
(d)
4,056 62
T&D Holdings Inc 5,600 118
Talanx AG 2,441 222
Travelers Cos Inc/The 497 128
W R Berkley Corp 1,278 81
Willis Towers Watson PLC 511 174
$ 4,952
Internet - 2 .64%
Airbnb Inc
(d)
766 106
Alphabet Inc - A Shares
(f)
9,523 1,621
Alphabet Inc - C Shares 514 89
Amazon.com Inc
(d),(f)
9,223 1,958
Booking Holdings Inc
(f)
78 391
CAR Group Ltd 2,453 57
CDW Corp/DE 446 80
Criteo SA ADR
(d)
1,054 41
eBay Inc 1,532 99
Expedia Group Inc
(f)
1,305 259
F5 Inc
(d),(f)
1,457 426
Gen Digital Inc
(f)
15,652 428
GoDaddy Inc
(d)
1,149 206
Hims & Hers Health Inc
(d)
878 40
IAC Inc
(d),(h)
43,946 2,031
LY Corp 33,300 112
M3 Inc 1,700 20
Magnite Inc
(d)
5,725 90
Maplebear Inc
(d)
1,145 47
Match Group Inc 2,008 64
MercadoLibre Inc
(d),(f)
15 32
Meta Platforms Inc
(f)
1,894 1,266
Netflix Inc
(d),(f)
681 668
Pinterest Inc
(d)
926 34
Roku Inc
(d),(f)
874 73
SEEK Ltd 2,071 31
Shopify Inc
(d)
1,300 146
Shopify Inc
(d)
607 68
Snap Inc Class A
(d),(f)
4,430 45
Spotify Technology SA
(d)
254 155
Trend Micro Inc/Japan 1,200 88
Uber Technologies Inc
(d)
1,185 90
VeriSign Inc
(d),(f)
1,382 328
Ziff Davis Inc
(d)
547 23
Zillow Group Inc - C Shares
(d)
800 61
$ 11,273
Investment Companies - 0 .01%
HA Sustainable Infrastructure Capital Inc 1,042 30
Iron & Steel - 0 .42%
Fortescue Ltd 6,170 63
Reliance Inc 305 91
United States Steel Corp
(h)
41,287 1,661
$ 1,815
Leisure Products & Services - 0 .04%
Amadeus IT Group SA 214 16
Carnival Corp
(d),(f)
2,032 49
Malibu Boats Inc
(d)
1,351 45
Shimano Inc 200 27
Viking Holdings Ltd
(d)
959 46
$ 183
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .20%
Galaxy Entertainment Group Ltd 30,000 $ 123
Hilton Worldwide Holdings Inc 920 244
Las Vegas Sands Corp 769 34
Marriott International Inc/MD
(f)
879 247
Wyndham Hotels & Resorts Inc 746 81
Wynn Resorts Ltd 1,357 121
$ 850
Machinery - Construction & Mining - 0 .11%
Caterpillar Inc
(f)
576 198
GE Vernova Inc
(f)
280 94
Hitachi Ltd 2,500 63
Sandvik AB 6,108 133
$ 488
Machinery - Diversified - 0 .37%
Applied Industrial Technologies Inc 350 88
Atlas Copco AB - A Shares 5,015 86
Cactus Inc 471 25
Daifuku Co Ltd 2,900 76
Deere & Co 125 60
Dover Corp 1,885 375
Hexagon AB 12,238 141
Ichor Holdings Ltd
(d)
3,647 107
Middleby Corp/The
(d)
245 40
Otis Worldwide Corp
(f)
2,392 239
Rockwell Automation Inc 194 56
Wartsila OYJ Abp 2,497 47
Westinghouse Air Brake Technologies Corp 1,173 217
Zurn Elkay Water Solutions Corp 1,338 47
$ 1,604
Media - 1 .69%
Altice USA Inc
(d)
22,876 65
Charter Communications Inc
(d),(f)
379 138
Comcast Corp - Class A 23,032 826
Endeavor Group Holdings Inc 137,899 4,494
Fox Corp - A Shares
(f)
8,478 488
iHeartMedia Inc
(d)
4,361 8
Liberty Broadband Corp - A Shares
(d)
5,071 414
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,156 112
News Corp - A Shares 895 26
Paramount Global - Class B 11,653 132
Walt Disney Co/The
(f)
4,568 520
$ 7,223
Metal Fabrication & Hardware - 0 .03%
Proto Labs Inc
(d)
1,484 59
Prysmian SpA 447 27
Xometry Inc
(d)
1,550 42
$ 128
Mining - 0 .37%
Barrick Gold Corp 13,355 237
Barrick Gold Corp 3,762 67
BHP Group Ltd 1,002 24
Cameco Corp 288 13
Endeavour Mining PLC 1,779 35
First Quantum Minerals Ltd
(d)
7,200 89
Freeport-McMoRan Inc
(f)
9,816 362
Kaiser Aluminum Corp 1,425 101
Kinross Gold Corp 15,300 164
Newmont Corp
(f)
2,900 124
Norsk Hydro ASA 5,197 31
Northern Star Resources Ltd 15,595 168
Pan American Silver Corp 3,300 79
Rio Tinto PLC ADR 1,477 89
$ 1,583
Miscellaneous Manufacturers - 0 .33%
3M Co
(f)
1,805 280
A O Smith Corp
(f)
4,001 266
Alfa Laval AB 919 40

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Illinois Tool Works Inc
(f)
1,033 $ 273
Parker-Hannifin Corp
(f)
25 17
Sturm Ruger & Co Inc 1,311 52
Teledyne Technologies Inc
(d),(f)
529 272
Textron Inc 3,110 232
$ 1,432
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
405 128
Office Furnishings - 0 .01%
Interface Inc 2,447 49
Oil & Gas - 1 .08%
Canadian Natural Resources Ltd 2,390 68
Chevron Corp
(f)
3,338 530
Civitas Resources Inc 696 27
ConocoPhillips 1,207 120
Coterra Energy Inc
(f)
11,443 308
Devon Energy Corp
(f)
399 14
EOG Resources Inc
(f)
3,324 422
EQT Corp
(f)
996 48
Equinor ASA 1,490 35
Exxon Mobil Corp 1,306 145
Hess Corp
(h)
14,839 2,210
Inpex Corp 2,700 34
MEG Energy Corp 6,000 93
PBF Energy Inc 1,126 24
Texas Pacific Land Corp 166 237
Valero Energy Corp 1,979 259
Viper Energy Inc 1,344 63
$ 4,637
Oil & Gas Services - 0 .90%
Baker Hughes Co
(f)
7,573 338
ChampionX Corp
(h)
96,301 2,870
Halliburton Co 7,678 203
Helix Energy Solutions Group Inc
(d)
5,918 51
Schlumberger NV
(f)
7,902 329
Select Water Solutions Inc 4,053 49
Tidewater Inc
(d)
579 26
$ 3,866
Packaging & Containers - 0 .52%
Ball Corp 18,782 989
Berry Global Group Inc 2,802 202
Greif Inc - Class A 809 46
Packaging Corp of America 42 9
Pactiv Evergreen Inc 51,651 923
Smurfit WestRock PLC 202 11
Sonoco Products Co 1,073 51
$ 2,231
Pharmaceuticals - 1 .65%
AbbVie Inc
(f)
814 170
Agios Pharmaceuticals Inc
(d)
103 4
Alkermes PLC
(d)
293 10
Amneal Pharmaceuticals Inc
(d)
288 2
Amphastar Pharmaceuticals Inc
(d)
71 2
Amplifon SpA 1,250 32
Arvinas Inc
(d)
110 2
Astellas Pharma Inc 12,200 119
AstraZeneca PLC 1,283 194
AstraZeneca PLC ADR 1,504 115
Becton Dickinson & Co 6,599 1,488
BellRing Brands Inc
(d)
1,230 90
Bristol-Myers Squibb Co
(f)
9,386 560
Cardinal Health Inc 568 74
Catalyst Pharmaceuticals Inc
(d)
201 5
Cencora Inc 720 183
Corcept Therapeutics Inc
(d)
145 9
CVS Health Corp
(f)
4,178 275
Daiichi Sankyo Co Ltd 3,900 90
Dexcom Inc
(d),(f)
1,346 119
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Eli Lilly & Co 306 $ 282
Grifols SA
(d)
316 3
GSK PLC 5,318 98
Harmony Biosciences Holdings Inc
(d)
69 2
Hikma Pharmaceuticals PLC 5,245 143
Ipsen SA 600 70
Johnson & Johnson 1,580 261
Madrigal Pharmaceuticals Inc
(d)
32 11
MannKind Corp
(d)
485 3
McKesson Corp
(f)
411 263
Merck & Co Inc
(f)
4,496 414
Merus NV
(d)
368 17
Mirum Pharmaceuticals Inc
(d)
71 3
Neurocrine Biosciences Inc
(d)
538 64
Novartis AG 1,899 206
Novo Nordisk A/S 2,644 240
Ocular Therapeutix Inc
(d)
277 2
Ono Pharmaceutical Co Ltd 3,100 33
Orion Oyj 4,721 266
Pacira BioSciences Inc
(d)
1,580 38
Pfizer Inc 10,701 283
Protagonist Therapeutics Inc
(d)
437 16
Recordati Industria Chimica e Farmaceutica SpA 4,710 266
Rhythm Pharmaceuticals Inc
(d)
97 5
Roche Holding AG 102 34
Sanofi SA ADR 1,869 102
Supernus Pharmaceuticals Inc
(d)
93 3
Takeda Pharmaceutical Co Ltd 400 12
Vaxcyte Inc
(d)
574 42
Verona Pharma PLC ADR
(d)
393 27
Viatris Inc 18,030 166
Zoetis Inc
(f)
774 129
$ 7,047
Pipelines - 0 .16%
Cheniere Energy Inc
(f)
745 170
Keyera Corp 1,000 29
Kinder Morgan Inc
(f)
12,807 347
Southcross Holdings
(d),(e)
615,976 —
Targa Resources Corp
(f)
546 111
Williams Cos Inc/The 224 13
$ 670
Private Equity - 0 .08%
Blackstone Inc
(f)
1,273 205
KKR & Co Inc 922 125
$ 330
Real Estate - 0 .24%
CBRE Group Inc
(d),(f)
2,682 381
Daito Trust Construction Co Ltd 2,200 229
LEG Immobilien SE 3,461 287
Marcus & Millichap Inc 1,318 51
Sagax AB 1,823 38
Sekisui House Ltd 1,000 22
Sunac China Holdings Ltd
(d)
8,540 2
$ 1,010
REITs - 0 .64%
American Tower Corp
(f)
1,712 351
AvalonBay Communities Inc 1,056 239
Camden Property Trust 34 4
Canadian Apartment Properties REIT 3,000 84
CareTrust REIT Inc 1,961 51
Digital Realty Trust Inc 903 141
Equinix Inc
(f)
242 219
Equity Residential 847 63
Essex Property Trust Inc 132 41
Extra Space Storage Inc 483 74
Independence Realty Trust Inc 2,840 62
Kimco Realty Corp 3,585 79
Land Securities Group PLC 4,254 30
Macerich Co/The 3,713 67

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Pebblebrook Hotel Trust 3,429 $ 42
Piedmont Office Realty Trust Inc 5,160 39
Prologis Inc 91 11
Realty Income Corp 1,387 79
Rithm Capital Corp 3,954 48
Ryman Hospitality Properties Inc 476 47
Simon Property Group Inc
(f)
1,414 264
UDR Inc 1,809 82
Ventas Inc 2,006 139
VICI Properties Inc 5,506 179
Warehouses De Pauw CVA 875 19
Welltower Inc 1,909 293
$ 2,747
Retail - 1 .27%
AutoZone Inc
(d),(f)
35 122
Bath & Body Works Inc 7,357 267
Beacon Roofing Supply Inc
(d)
10,712 1,236
Best Buy Co Inc 704 63
Boot Barn Holdings Inc
(d)
315 39
CarMax Inc
(d)
542 45
Chipotle Mexican Grill Inc
(d),(f)
200 11
Costco Wholesale Corp
(f)
105 110
Cracker Barrel Old Country Store Inc 1,030 47
Dick's Sporting Goods Inc 459 103
Dollar General Corp
(f)
1,084 80
Dollar Tree Inc
(d),(f)
759 55
Fast Retailing Co Ltd 800 244
Freshpet Inc
(d)
418 45
Home Depot Inc/The 196 78
Industria de Diseno Textil SA 980 53
Lowe's Cos Inc 782 194
Lululemon Athletica Inc
(d),(f)
580 212
McDonald's Corp
(f)
1,796 554
MSC Industrial Direct Co Inc 646 52
Ollie's Bargain Outlet Holdings Inc
(d)
421 44
Pan Pacific International Holdings Corp 1,800 48
Ross Stores Inc
(f)
1,328 186
Target Corp
(f)
2,729 339
TJX Cos Inc/The 3,353 418
Walgreens Boots Alliance Inc
(f)
9,989 107
Walmart Inc
(f)
3,537 349
Wingstop Inc 29 7
Yum! Brands Inc
(f)
2,208 345
$ 5,453
Savings & Loans - 0 .02%
Pacific Premier Bancorp Inc 1,972 47
WSFS Financial Corp 741 40
$ 87
Semiconductors - 1 .63%
Analog Devices Inc 433 100
Applied Materials Inc
(f)
964 152
ARM Holdings PLC ADR
(d)
396 52
ASM International NV 132 72
ASML Holding NV - NY Reg Shares 86 61
Broadcom Inc
(f)
6,052 1,206
KLA Corp
(f)
105 74
Lam Research Corp
(f)
3,139 241
Lasertec Corp 1,700 154
Marvell Technology Inc 830 76
Microchip Technology Inc 189 11
Micron Technology Inc 1,128 105
MKS Instruments Inc 229 21
Monolithic Power Systems Inc
(f)
27 17
NVIDIA Corp
(f)
22,707 2,837
NXP Semiconductors NV 505 109
ON Semiconductor Corp
(d),(f)
6,931 326
QUALCOMM Inc
(f)
2,501 393
Silicon Motion Technology Corp ADR 734 41
SiTime Corp
(d)
212 33
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Skyworks Solutions Inc
(f)
8,136 $ 543
Synaptics Inc
(d)
235 16
Texas Instruments Inc 1,028 201
Tokyo Electron Ltd 600 90
Tower Semiconductor Ltd
(d)
1,294 55
$ 6,986
Shipbuilding - 0 .00%
Yangzijiang Shipbuilding Holdings Ltd 3,100 5
Software - 1 .57%
Adeia Inc 3,550 56
Adobe Inc
(d)
187 82
Agilysys Inc
(d)
283 23
Airship AI Holdings Inc - Warrants
(d)
11,763 15
Altair Engineering Inc
(d)
10,005 1,117
ANSYS Inc
(d)
44 15
AppLovin Corp
(d)
209 68
Atlassian Corp
(d),(f)
641 182
Autodesk Inc
(d),(f)
31 8
AvePoint Inc
(d)
4,404 66
Cadence Design Systems Inc
(d)
153 38
Clearwater Analytics Holdings Inc
(d)
1,908 59
Cloudflare Inc
(d),(f)
401 58
Constellation Software Inc/Canada - Warrants
(d),(e)
153 —
Dassault Systemes SE 1,985 79
Docebo Inc
(d)
1,270 41
DocuSign Inc
(d)
409 34
Dynatrace Inc
(d),(f)
1,036 59
Electronic Arts Inc
(f)
2,027 261
Fair Isaac Corp
(d)
48 91
Fiserv Inc
(d)
974 230
Freshworks Inc
(d)
1,180 20
Gamehaus Holdings Inc
(d)
422 1
Global-e Online Ltd
(d)
386 16
iLearningEngines Holdings Inc - Warrants
(d)
1,824 —
Intapp Inc
(d)
320 21
Intuit Inc 348 214
Jamf Holding Corp
(d)
2,278 31
Konami Group Corp 900 110
LeddarTech Holdings Inc - Warrants
(d)
2,297 —
Microsoft Corp
(f)
5,247 2,083
MINDBODY Inc
(d),(e)
9,229 14
MKD Tech Inc - Warrants
(d)
8,878 —
MSCI Inc
(f)
200 118
Nexon Co Ltd 3,500 47
Oracle Corp
(f)
1,329 220
Palantir Technologies Inc
(d),(f)
2,771 236
Paycom Software Inc
(f)
84 18
RingCentral Inc
(d)
1,683 48
Roper Technologies Inc 214 125
Salesforce Inc
(f)
1,113 332
SAP SE 14 4
SEMrush Holdings Inc
(d)
3,485 38
ServiceNow Inc
(d)
158 147
Snowflake Inc - Class A
(d),(f)
188 33
Synopsys Inc
(d),(f)
133 61
TIS Inc 3,200 89
Veradigm Inc
(d)
7,961 41
Verint Systems Inc
(d)
1,815 41
Workday Inc
(d),(f)
154 41
$ 6,731
Telecommunications - 0 .97%
Arista Networks Inc
(d),(f)
1,426 132
AT&T Inc 7,089 195
Cisco Systems Inc
(f)
6,902 442
Corning Inc
(f)
4,988 251
Credo Technology Group Holding Ltd
(d)
288 16
Deutsche Telekom AG 4,801 173
Frontier Communications Parent Inc
(d)
24,802 893
Infinera Corp
(d)
10,194 68

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Juniper Networks Inc 19,666 $ 712
KDDI Corp 2,000 65
Motorola Solutions Inc
(f)
424 186
Nokia OYJ 14,215 68
Telefonaktiebolaget LM Ericsson 7,217 59
Telenor ASA 6,317 82
T-Mobile US Inc 1,382 373
Verizon Communications Inc 7,898 340
Vodafone Group PLC 95,023 84
$ 4,139
Toys, Games & Hobbies - 0 .03%
Bandai Namco Holdings Inc 2,000 67
Hasbro Inc 705 46
$ 113
Transportation - 0 .39%
CH Robinson Worldwide Inc 159 16
CSX Corp 1,712 55
Expeditors International of Washington Inc
(f)
2,639 310
FedEx Corp
(f)
724 190
Freightos Ltd - Warrants
(d)
388 —
InPost SA
(d)
7,409 128
JB Hunt Transport Services Inc 145 23
Kawasaki Kisen Kaisha Ltd 11,000 160
Knight-Swift Transportation Holdings Inc
(f)
1,952 99
Nippon Yusen KK 2,800 98
Ryder System Inc 459 75
Union Pacific Corp 1,248 308
United Parcel Service Inc 1,750 209
$ 1,671
Trucking & Leasing - 0 .02%
Greenbrier Cos Inc/The 1,212 68
Water - 0 .01%
United Utilities Group PLC 5,087 63
TOTAL COMMON STOCKS $ 150,893
BONDS - 34 .40%
Principal
Amount (000's) Value (000's)
Advertising - 0 .08%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(i)
$ 382 $ 339
Aerospace & Defense - 0 .30%
BAE Systems PLC
5.30%, 03/26/2034
(i)
230 234
Boeing Co/The
3.63%, 02/01/2031 209 193
5.71%, 05/01/2040 151 148
5.81%, 05/01/2050 370 357
5.93%, 05/01/2060 10 10
6.53%, 05/01/2034 45 48
6.86%, 05/01/2054 135 149
7.01%, 05/01/2064 65 72
RTX Corp
5.00%, 02/27/2026 65 65
$ 1,276
Agriculture - 0 .09%
Cargill Inc
4.98%, 02/11/2028
(i)
320 320
Secured Overnight Financing Rate + 0.61%
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(i)
55 57
$ 377
Airlines - 0 .46%
Gol Finance SA
14.82%, PIK 14.82%; 04/29/2025
(i),(j)
1,051 1,077
CME Term Secured Overnight Financing
Rate 1 Month + 10.50%
Latam Airlines Group SA
13.38%, 10/15/2029
(i)
547 621
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027 $ 109 $ 108
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 168 161
$ 1,967
Automobile Asset Backed Securities - 0 .73%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
100 105
American Credit Acceptance Receivables Trust
2025-1
5.54%, 08/12/2031
(i)
30 30
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 336
5.58%, 12/20/2030
(i)
120 122
7.24%, 06/20/2029
(i)
100 104
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 124
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 24 23
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 136
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(i)
15 15
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 99 99
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
150 151
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 118
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 104
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 103
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 131
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031 50 50
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 36
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
110 115
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 26
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(i)
15 15
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(i)
167 166
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 52
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
170 165
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 130 134
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(i)
125 126
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 103
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 115
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(i)
35 36
6.02%, 10/15/2029
(i)
90 92
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(i)
25 25

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2025-1
5.14%, 10/15/2030
(i)
$ 20 $ 20
5.54%, 11/15/2030
(i)
100 101
$ 3,108
Automobile Manufacturers - 0 .49%
American Honda Finance Corp
4.45%, 10/22/2027 395 395
Mclaren Finance PLC
7.50%, 08/01/2026
(i)
909 909
Mercedes-Benz Finance North America LLC
4.95%, 03/30/2025
(i)
405 405
Toyota Motor Credit Corp
4.35%, 10/08/2027 390 390
$ 2,099
Automobile Parts & Equipment - 0 .03%
ZF North America Capital Inc
6.88%, 04/23/2032
(i)
150 145
Banks - 2 .19%
Australia & New Zealand Banking Group Ltd/New
York NY
5.67%, 10/03/2025 410 413
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(i),(k),(l),(m)
425 413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(k),(l),(m)
200 194
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
8.38%, 05/20/2031
(i),(k),(l),(m)
500 498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
Bank of America Corp
2.48%, 09/21/2036
(l)
95 79
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
3.85%, 03/08/2037
(l)
125 113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
Bank of New York Mellon Corp/The
5.00%, 04/25/2025 190 190
Secured Overnight Financing Rate + 0.62%
BBVA Mexico SA Institucion de Banca Multiple
Grupo Financiero BBVA Mexico
7.63%, 02/11/2035
(i),(l),(m)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(l),(m)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
BOI Finance BV
7.50%, 02/16/2027 EUR 525 546
Commonwealth Bank of Australia/New York NY
4.58%, 11/27/2026 $ 395 397
5.32%, 03/13/2026 250 253
Goldman Sachs Group Inc/The
5.80%, 08/10/2026
(l)
410 412
Secured Overnight Financing Rate + 1.08%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
275 274
JPMorgan Chase & Co
6.50%, 04/01/2030
(k),(l)
240 246
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
Morgan Stanley
2.48%, 09/16/2036
(l)
290 241
Secured Overnight Financing Rate + 1.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Bank of Uzbekistan
8.50%, 07/05/2029 $ 400 $ 413
PNC Bank NA
4.78%, 01/15/2027
(l)
320 321
Secured Overnight Financing Rate + 0.50%
Standard Chartered PLC
5.91%, 05/14/2035
(i),(l)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(i),(l)
600 628
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
7.63%, 01/16/2032
(i),(k),(l),(m)
550 556
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Bank & Trust Co
4.59%, 11/25/2026 395 397
State Street Corp
4.33%, 10/22/2027 395 395
Turkiye Garanti Bankasi AS
8.13%, 01/03/2035
(i),(l)
450 457
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.84%
UBS Group AG
5.62%, 09/13/2030
(i),(l)
210 216
USD Secured Overnight Financing Rate ICE
Swap Rate 1 Year + 1.34%
5.70%, 02/08/2035
(i),(l)
250 258
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.77%
US Bank NA/Cincinnati OH
4.51%, 10/22/2027
(l)
395 394
Secured Overnight Financing Rate + 0.69%
Wells Fargo & Co
5.69%, 04/25/2026 380 381
Secured Overnight Financing Rate + 1.32%
$ 9,388
Biotechnology - 0 .06%
Amgen Inc
5.25%, 03/02/2025 280 280
Building Materials - 0 .29%
Cemex SAB de CV
5.13%, 06/08/2026
(i),(k),(l)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(i)
375 365
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 450 457
Quikrete Holdings Inc
6.38%, 03/01/2032
(i)
205 208
$ 1,229
Chemicals - 0 .34%
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(i)
589 596
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
525 535
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(i)
325 343
$ 1,474
Commercial Mortgage Backed Securities - 0 .70%
BPR Trust 2021-NRD
9.93%, 12/15/2038
(i)
20 19
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 5.62%
11.18%, 12/15/2038
(i)
140 135
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BPR Trust 2022-SSP
7.31%, 05/15/2039
(i)
$ 245 $ 246
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
BX Trust 2025-VLT6
0.00%, 03/15/2030
(d),(i),(n)
295 294
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
Citigroup Commercial Mortgage Trust 2014-GC21
4.76%, 05/10/2047
(i),(o)
135 119
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
105 99
COMM 2012-LC4 Mortgage Trust
5.37%, 12/10/2044
(o)
10 9
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 593
DC Commercial Mortgage Trust 2023-DC
7.14%, 09/12/2040
(i),(o)
110 114
Extended Stay America Trust 2021-ESH
8.13%, 07/15/2038
(i)
104 104
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.81%
Greystone CRE Notes 2021-HC2 LTD
6.23%, 12/15/2039
(i)
72 72
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
LEX 2024-BBG Mortgage Trust
4.87%, 10/13/2033
(i),(o)
25 25
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(i),(o)
187 185
5.21%, 06/15/2044
(i),(o)
160 151
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(d),(i)
170 4
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(d),(i)
645 —
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust
2013-LC12
3.84%, 07/15/2046
(o)
75 72
Wells Fargo Commercial Mortgage Trust 2016-C36
4.12%, 11/15/2059
(o)
100 81
WFRBS Commercial Mortgage Trust 2011-C3
6.05%, 03/15/2044
(i),(o)
108 43
WFRBS Commercial Mortgage Trust 2011-C4
4.99%, 06/15/2044
(i),(o)
612 575
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 69 61
$ 3,001
Commercial Services - 0 .13%
La Financiere Atalian
3.50%, PIK 5.00%; 06/30/2028
(j)
EUR 234 123
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 $ 200 207
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
95 92
United Rentals North America Inc
6.13%, 03/15/2034
(i)
130 131
$ 553
Consumer Products - 0 .01%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(i)
67 63
Credit Card Asset Backed Securities - 0 .02%
Mission Lane Credit Card Master Trust
7.69%, 11/15/2028
(i)
100 100
Distribution & Wholesale - 0 .11%
H&E Equipment Services Inc
3.88%, 12/15/2028
(i)
212 212
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
$ 250 $ 250
$ 462
Diversified Financial Services - 0 .36%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.38%, 12/15/2031 165 167
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 57
6.50%, 07/18/2028
(i)
145 151
Aviation Capital Group LLC
6.75%, 10/25/2028
(i)
210 222
Blue Owl Finance LLC
6.25%, 04/18/2034 185 193
Citadel LP
6.00%, 01/23/2030
(i)
35 36
6.38%, 01/23/2032
(i)
25 26
Jefferies Financial Group Inc
6.20%, 04/14/2034 240 250
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(i)
35 35
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(i)
5 4
4.00%, 10/15/2033
(i)
95 82
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 320 319
$ 1,542
Electric - 0 .85%
Comision Federal de Electricidad
5.00%, 09/29/2036 332 292
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026 500 506
Energo-Pro AS
8.50%, 02/04/2027 300 305
8.50%, 02/04/2027
(i)
225 229
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(i)
547 548
Lamar Funding Ltd
3.96%, 05/07/2025 800 797
NextEra Energy Capital Holdings Inc
6.05%, 03/01/2025 45 45
Pacific Gas and Electric Co
6.40%, 06/15/2033 110 116
Saavi Energia Sarl
8.88%, 02/10/2035
(i)
800 805
$ 3,643
Electronics - 0 .03%
TD SYNNEX Corp
6.10%, 04/12/2034 110 115
Energy - Alternate Sources - 0 .14%
FS Luxembourg Sarl
8.88%, 02/12/2031
(i)
375 386
8.88%, 02/12/2031 200 206
$ 592
Engineering & Construction - 0 .78%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(i)
225 229
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners C
7.88%, 02/03/2030
(i)
600 601
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(i)
375 381
7.50%, 06/04/2029 200 203
IHS Holding Ltd
7.88%, 05/29/2030
(i)
475 473

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
IHS Netherlands Holdco BV
8.00%, 09/18/2027 $ 430 $ 430
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
400 401
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(i)
600 608
$ 3,326
Entertainment - 0 .18%
Everi Holdings Inc
5.00%, 07/15/2029
(i)
330 331
Light & Wonder International Inc
7.00%, 05/15/2028
(i)
461 462
$ 793
Food - 0 .01%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.00%, 02/02/2029 35 33
Forest Products & Paper - 0 .10%
LD Celulose International GmbH
7.95%, 01/26/2032
(i)
400 415
Hand & Machine Tools - 0 .09%
Werner FinCo LP / Werner FinCo Inc
11.50%, 06/15/2028
(i)
342 377
Healthcare - Services - 0 .16%
Centene Corp
3.38%, 02/15/2030 110 100
4.63%, 12/15/2029 230 221
HCA Inc
5.60%, 04/01/2034 285 287
Molina Healthcare Inc
4.38%, 06/15/2028
(i)
65 62
$ 670
Home Builders - 0 .04%
Meritage Homes Corp
5.65%, 03/15/2035
(n)
155 154
Insurance - 0 .37%
AssuredPartners Inc
5.63%, 01/15/2029
(i)
178 180
7.50%, 02/15/2032
(i)
814 880
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
85 75
4.40%, 10/15/2029
(i)
50 48
Marsh & McLennan Cos Inc
4.55%, 11/08/2027 395 396
$ 1,579
Internet - 0 .52%
Getty Images Inc
9.75%, 03/01/2027
(i)
1,284 1,287
Netflix Inc
4.88%, 06/15/2030
(i)
230 232
5.38%, 11/15/2029
(i)
35 36
Uber Technologies Inc
4.50%, 08/15/2029
(i)
350 345
4.80%, 09/15/2034 75 73
7.50%, 09/15/2027
(i)
246 248
$ 2,221
Investment Companies - 0 .11%
Antares Holdings LP
2.75%, 01/15/2027
(i)
505 480
Iron & Steel - 0 .10%
ArcelorMittal SA
6.80%, 11/29/2032 55 60
CSN Inova Ventures
6.75%, 01/28/2028 400 383
$ 443
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0 .14%
Carnival Corp
5.75%, 03/01/2027
(i)
$ 251 $ 252
6.13%, 02/15/2033
(i)
150 151
NCL Corp Ltd
5.88%, 02/15/2027
(i)
85 85
6.75%, 02/01/2032
(i)
65 67
NCL Finance Ltd
6.13%, 03/15/2028
(i)
40 40
$ 595
Lodging - 0 .04%
Marriott International Inc/MD
5.50%, 04/15/2037 195 196
Media - 0 .58%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
320 316
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.40%, 12/01/2061 295 203
4.80%, 03/01/2050 10 8
5.25%, 04/01/2053 60 50
CSC Holdings LLC
3.38%, 02/15/2031
(i)
675 480
4.63%, 12/01/2030
(i)
235 125
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(i)
95 93
DISH DBS Corp
5.25%, 12/01/2026
(i)
675 634
iHeartCommunications Inc
7.00%, 01/15/2031
(i)
48 36
Paramount Global
4.38%, 03/15/2043 270 206
5.85%, 09/01/2043 75 68
6.88%, 04/30/2036 240 252
$ 2,471
Mining - 0 .79%
First Quantum Minerals Ltd
8.00%, 03/01/2033
(i),(n)
400 407
9.38%, 03/01/2029
(i)
250 267
Glencore Funding LLC
6.50%, 10/06/2033
(i)
435 469
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(i)
775 780
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(i)
475 481
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(i)
200 209
9.50%, 10/06/2028
(i)
525 545
9.50%, 10/06/2028 200 208
$ 3,366
Miscellaneous Manufacturers - 0 .03%
Textron Financial Corp
6.32%, 02/15/2067
(i)
170 153
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Mortgage Backed Securities - 0 .67%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 39 40
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 23 23
5.50%, 08/25/2034 19 19
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 20 20
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 23 23
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 18 18

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 $ 20 $ 17
Banc of America Mortgage 2005-A Trust
5.13%, 02/25/2035
(o)
6 6
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(o)
140 115
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(i),(o)
100 101
CHL Mortgage Pass-Through Trust 2004-HYB4
5.86%, 09/20/2034
(o)
10 10
Connecticut Avenue Securities Trust 2022-R06
7.10%, 05/25/2042
(i)
53 54
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 19 19
DSLA Mortgage Loan Trust 2005-AR5
5.09%, 09/19/2045 85 44
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
Freddie Mac STACR REMIC Trust 2022-DNA4
6.55%, 05/25/2042
(i)
46 47
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054
(i),(o)
57 56
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055
(i),(o)
235 236
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 26 25
IndyMac INDX Mortgage Loan Trust 2004-AR7
5.65%, 09/25/2034 68 54
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.84%, 08/25/2035
(o)
276 200
Lehman XS Trust Series 2006-2N
4.95%, 02/25/2046 48 43
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 13 13
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 9 9
6.00%, 06/25/2034 13 13
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 70 69
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
6.43%, 05/25/2036
(o)
2 1
MFA 2024-NPL1 Trust
6.33%, 10/25/2062
(o)
97 97
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039
(i),(o)
105 106
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(o)
104 94
PRPM 2021-9 LLC
5.36%, 10/25/2026
(i),(o)
78 78
PRPM 2024-2 LLC
7.03%, 03/25/2029
(i),(o)
86 87
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030
(i),(o)
214 215
Redwood Funding Trust 2025-1
7.58%, 05/27/2055
(i),(o)
100 101
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039
(i),(o)
130 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust
4.74%, 07/25/2035 $ 321 $ 191
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(o)
260 262
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055
(i),(n),(o)
135 135
VOLT XCIII LLC
5.89%, 02/27/2051
(i),(o)
40 40
VOLT XCIV LLC
6.24%, 02/27/2051
(i),(o)
17 16
VOLT XCVI LLC
6.12%, 03/27/2051
(i),(o)
30 30
$ 2,857
Oil & Gas - 2 .37%
Azule Energy Finance Plc
8.13%, 01/23/2030
(i)
775 785
California Resources Corp
7.13%, 02/01/2026
(i)
127 127
Calumet Specialty Products Partners LP / Calumet
Finance Corp
11.00%, 04/15/2026
(i)
1,404 1,411
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
135 113
5.75%, 01/15/2031
(i)
410 416
Ecopetrol SA
8.38%, 01/19/2036 95 94
Energean Israel Finance Ltd
5.38%, 03/30/2028
(i)
505 482
8.50%, 09/30/2033
(i)
440 458
EQT Corp
3.63%, 05/15/2031
(i)
105 96
Helmerich & Payne Inc
5.50%, 12/01/2034
(i)
295 284
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
550 543
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(e)
1,100 —
ORLEN SA
6.00%, 01/30/2035
(i)
650 661
Permian Resources Operating LLC
6.25%, 02/01/2033
(i)
125 126
8.00%, 04/15/2027
(i)
84 86
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
3,545 509
0.00%, 11/15/2026
(d)
850 122
Petroleos Mexicanos
5.35%, 02/12/2028 375 348
5.95%, 01/28/2031 250 213
6.35%, 02/12/2048 400 270
6.50%, 03/13/2027 425 417
6.75%, 09/21/2047 325 225
6.84%, 01/23/2030 315 290
7.69%, 01/23/2050 250 190
Puma International Financing SA
7.75%, 04/25/2029
(i)
725 742
Raizen Fuels Finance SA
6.70%, 02/25/2037
(i)
475 476
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030 450 391
4.00%, 08/15/2026 200 195
Viper Energy Inc
7.38%, 11/01/2031
(i)
50 52
$ 10,122

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services - 0 .10%
Yinson Boronia Production BV
8.95%, 07/31/2042 $ 396 $ 422
Other Asset Backed Securities - 2 .45%
37 Capital Clo 4 Ltd
6.10%, 04/15/2035
(i)
255 256
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
AASET 2024-2 Ltd
5.93%, 09/16/2049
(i)
243 247
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
31 30
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028
(i)
100 101
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(o)
675 442
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(i)
1,045 1,043
Applebee's Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053
(i)
150 155
Bain Capital Credit CLO 2020-1 Ltd
6.64%, 04/18/2033
(i)
145 146
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
100 104
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(o)
69 69
Carval Clo X-C Ltd
6.09%, 07/20/2037
(i)
260 262
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Clsec Holdings 22t LLC
6.17%, 05/11/2037
(i)
91 86
Compass Datacenters Issuer III LLC
5.66%, 02/25/2050
(i)
65 66
5.85%, 02/25/2050
(i)
25 25
CyrusOne Data Centers Issuer I LLC
5.91%, 02/20/2050
(i)
75 76
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(i)
498 490
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
98 96
Frontier Issuer LLC
6.60%, 08/20/2053
(i)
315 322
Golub Capital Partners CLO 74 B Ltd
6.15%, 07/25/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Golub Capital Partners CLO 75B Ltd
6.25%, 07/25/2037
(i)
260 262
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
GoodLeap Home Improvement Solutions Trust
2024-1
6.38%, 10/20/2046
(i)
100 102
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(i)
11 11
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031
(i)
100 100
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(i)
158 156
KKR CLO 22 Ltd
6.15%, 07/20/2031
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(i)
165 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Madison Park Funding LIII Ltd
6.04%, 04/21/2035
(i)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
6.54%, 04/18/2037
(i)
260 263
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
100 105
OCP Clo 2019-17 Ltd
6.29%, 07/20/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Octagon Investment Partners XXII Ltd
6.45%, 01/22/2030
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%
OHA Credit Partners XI Ltd
6.49%, 04/20/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.20%
OHA Loan Funding 2013-1 Ltd
6.64%, 04/23/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
OnDeck Asset Securitization Trust IV LLC
8.99%, 06/17/2031
(i)
100 104
OWN Equipment Fund I LLC
5.70%, 12/20/2032
(i)
98 99
Palmer Square BDC CLO 1 Ltd
6.45%, 07/15/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
5.94%, 07/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
261 246
5.77%, 06/05/2054
(i)
185 189
Post CLO 2023-1 Ltd
6.24%, 04/20/2036
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Rockford Tower 2024-2 Ltd
6.26%, 10/20/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Rockford Tower CLO 2018-1 Ltd
5.68%, 05/20/2031
(i)
104 105
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
SEB Funding LLC
7.39%, 04/30/2054
(i)
70 73
Sierra Timeshare 2020-2 Receivables Funding LLC
3.51%, 07/20/2037
(i)
11 11
Sixth Street CLO XV Ltd
6.30%, 10/24/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Sixth Street CLO XXV Ltd
6.10%, 07/24/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(i)
214 219

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Sunnova Helios X Issuer LLC
6.00%, 11/22/2049
(i)
$ 106 $ 86
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
90 89
Trinitas CLO XII Ltd
6.30%, 04/25/2033
(i)
255 255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
WAVE 2017-1 Trust
3.84%, 11/15/2042
(i)
90 83
Wellfleet CLO 2024-1 Ltd
6.34%, 07/18/2037
(i)
250 252
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
Wingstop Funding LLC
5.86%, 12/05/2054
(i)
100 102
Ziply Fiber Issuer LLC
6.64%, 04/20/2054
(i)
95 98
7.81%, 04/20/2054
(i)
30 31
$ 10,483
Packaging & Containers - 0 .27%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(i)
858 871
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(i)
276 277
$ 1,148
Pharmaceuticals - 0 .38%
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
155 135
Eli Lilly & Co
4.55%, 02/12/2028 320 322
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 128
7.38%, 09/15/2029 110 131
7.88%, 09/15/2031 100 126
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 795 587
7.88%, 09/15/2029 200 217
$ 1,646
Pipelines - 0 .77%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 484 489
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(i)
290 255
2.16%, 03/31/2034 213 187
Greensaif Pipelines Bidco Sarl
5.85%, 02/23/2036
(i)
275 279
6.13%, 02/23/2038
(i)
325 336
6.13%, 02/23/2038 650 669
Southern Gas Corridor CJSC
6.88%, 03/24/2026 325 328
Targa Resources Corp
5.55%, 08/15/2035 65 65
6.13%, 03/15/2033 65 68
6.50%, 03/30/2034 275 296
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
105 91
4.13%, 08/15/2031
(i)
90 82
Western Midstream Operating LP
6.15%, 04/01/2033 135 140
$ 3,285
Real Estate - 0 .22%
Agile Group Holdings Ltd
0.00%, 10/13/2025
(d)
210 18
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(d),(i)
$ 109 $ 5
0.00%, 01/31/2031
(d),(i)
90 4
0.00%, 01/31/2031
(d),(i)
12 —
China Evergrande Group
0.00%, 06/28/2025
(d)
200 3
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(d)
400 20
0.00%, 04/16/2025
(d)
200 10
0.00%, 11/11/2025
(d)
200 8
0.00%, 06/01/2026
(d)
200 8
KWG Group Holdings Ltd
0.00%, 02/13/2026
(d)
210 15
MAF Global Securities Ltd
7.88%, 06/30/2027
(k),(l)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NWD Finance BVI Ltd
4.13%, 03/10/2028
(k),(l)
200 62
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.86%
NWD MTN Ltd
4.13%, 07/18/2029 400 238
4.50%, 05/19/2030 200 117
8.63%, 02/08/2028 200 144
Sunac China Holdings Ltd
0.00%, PIK 6.00%; 09/30/2025
(i),(j),(o)
19 2
0.00%, PIK 6.25%; 09/30/2026
(i),(j),(o)
19 2
0.00%, PIK 6.50%; 09/30/2027
(i),(j),(o)
37 4
0.00%, PIK 6.75%; 09/30/2028
(i),(j),(o)
56 7
0.00%, PIK 7.00%; 09/30/2029
(i),(j),(o)
56 7
0.00%, PIK 7.25%; 09/30/2030
(i),(j),(o)
27 3
Times China Holdings Ltd
0.00%, 03/22/2026
(d)
210 8
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(d)
200 15
0.00%, 01/13/2027
(d)
400 30
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(d)
200 1
$ 938
Regional Authority - 0 .10%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(o)
674 445
Retail - 0 .20%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
175 160
Beacon Roofing Supply Inc
6.50%, 08/01/2030
(i)
74 76
Lowe's Cos Inc
4.80%, 04/01/2026 315 316
Starbucks Corp
4.85%, 02/08/2027 310 312
$ 864
Semiconductors - 0 .12%
Broadcom Inc
3.14%, 11/15/2035
(i)
310 259
3.47%, 04/15/2034
(i)
75 66
Micron Technology Inc
5.88%, 09/15/2033 185 193
$ 518
Software - 0 .36%
AppLovin Corp
5.13%, 12/01/2029 85 86
5.50%, 12/01/2034 210 213
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(i)
1,254 1,225
$ 1,524

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 13 .21%
Argentine Republic Government International Bond
4.12%, 07/09/2035
(o)
$ 1,450 $ 917
Benin Government International Bond
7.96%, 02/13/2038 400 377
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 12,083 1,908
Brazilian Government International Bond
6.13%, 01/22/2032 $ 550 547
6.63%, 03/15/2035 200 198
Canadian Treasury Bill
0.00%, 03/12/2025
(d)
CAD 11,000 7,595
0.00%, 03/27/2025
(d)
6,500 4,483
0.00%, 04/24/2025
(d)
6,500 4,473
0.00%, 05/22/2025
(d)
6,500 4,464
0.00%, 06/18/2025
(d)
7,200 4,935
Chile Government International Bond
2.75%, 01/31/2027 $ 775 747
Colombia Government International Bond
7.50%, 02/02/2034 975 977
7.75%, 11/07/2036 550 546
Dominican Republic International Bond
4.50%, 01/30/2030 700 653
10.75%, 06/01/2036
(i)
DOP 24,000 400
Ecuador Government International Bond
5.00%, 07/31/2040
(o)
$ 375 183
5.50%, 07/31/2035
(o)
1,171 629
Egypt Government Bond
24.46%, 10/01/2027 EGP 17,300 347
25.32%, 08/13/2027 16,000 325
Egypt Government International Bond
7.05%, 01/15/2032 $ 200 173
7.90%, 02/21/2048 250 187
8.15%, 11/20/2059 225 169
8.63%, 02/04/2030
(i)
600 596
Egypt Treasury Bills
0.00%, 09/16/2025
(d)
EGP 15,300 263
0.00%, 10/07/2025
(d)
3,675 62
Gabon Government International Bond
6.63%, 02/06/2031 $ 300 242
Ghana Government International Bond
0.00%, 01/03/2030
(d),(i)
354 277
0.00%, 01/03/2030
(d)
359 280
5.00%, 07/03/2029
(i),(o)
575 511
Guatemala Government Bond
6.55%, 02/06/2037
(i)
275 277
6.60%, 06/13/2036 425 428
7.05%, 10/04/2032 275 288
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/2030
(i)
200 198
Indonesia Treasury Bond
6.75%, 07/15/2035 IDR 2,402,000 142
6.88%, 04/15/2029 2,282,000 138
Israel Government International Bond
5.63%, 02/19/2035 $ 1,100 1,106
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 225 208
4.88%, 01/30/2032
(i)
475 439
5.88%, 10/17/2031 175 173
Lebanon Government International Bond
0.00%, 03/09/2020
(d)
$ 275 52
0.00%, 06/19/2020
(d)
325 61
0.00%, 05/27/2022
(d)
100 19
0.00%, 10/04/2022
(d)
100 19
0.00%, 03/23/2032
(d)
275 52
Nigeria Government International Bond
6.13%, 09/28/2028 650 609
7.14%, 02/23/2030 400 375
10.38%, 12/09/2034
(i)
850 887
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Pakistan Government International Bond
6.88%, 12/05/2027 $ 900 $ 838
Peru Government Bond
5.40%, 08/12/2034 PEN 3,350 846
Peruvian Government International Bond
6.90%, 08/12/2037 2,975 814
Republic of Kenya Government International Bond
9.50%, 03/05/2036
(n)
$ 550 532
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 4,261 936
5.00%, 10/25/2034 2,550 596
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 35,650 1,516
8.88%, 02/28/2035 25,165 1,209
9.00%, 01/31/2040 5,390 241
Republic of South Africa Government International
Bond
7.10%, 11/19/2036
(i)
$ 375 368
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 200 171
6.90%, 02/28/2032
(i)
500 501
Romanian Government International Bond
5.13%, 09/24/2031
(i)
EUR 400 411
5.75%, 03/24/2035
(i)
$ 170 155
6.25%, 09/10/2034
(i)
EUR 50 53
Turkiye Government Bond
36.00%, 08/12/2026 TRY 9,600 265
37.00%, 02/18/2026 42,820 1,177
Turkiye Government International Bond
6.50%, 01/03/2035 $ 230 218
Ukraine Government International Bond
1.75%, 02/01/2029
(i),(o)
100 72
1.75%, 02/01/2029
(o)
125 90
1.75%, 02/01/2034
(i),(o)
569 338
1.75%, 02/01/2034
(o)
766 457
1.75%, 02/01/2035
(i),(o)
552 324
1.75%, 02/01/2035
(o)
490 288
United Kingdom Gilt
4.13%, 01/29/2027 GBP 300 377
Zambia Government International Bond
0.50%, 12/31/2053
(i)
$ 525 328
0.50%, 12/31/2053 709 442
$ 56,498
Student Loan Asset Backed Securities - 0 .28%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
51 47
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
82 80
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
300 294
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 84
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 87
SLM Private Credit Student Loan Trust 2003-A
7.92%, 06/15/2032 50 49
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
7.93%, 03/15/2033 200 198
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
32 32
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 96
SMB Private Education Loan Trust 2024-A
5.88%, 03/15/2056
(i)
100 103

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
$ 160 $ 140
$ 1,210
Supranational Bank - 0 .53%
Africa Finance Corp
7.50%, 01/21/2030
(i),(k),(l)
450 444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Asian Development Bank
6.72%, 02/08/2028 INR 25,500 289
European Bank for Reconstruction & Development
6.30%, 10/26/2027 14,000 158
6.75%, 01/13/2032 12,700 143
Inter-American Development Bank
7.00%, 01/25/2029 20,000 231
7.00%, 04/17/2033 27,600 315
International Bank for Reconstruction &
Development
6.75%, 09/08/2027 9,000 102
6.85%, 04/24/2028 24,000 275
7.05%, 07/22/2029 27,500 314
$ 2,271
Telecommunications - 0 .59%
EchoStar Corp
10.75%, 11/30/2029 $ 874 936
Frontier Communications Holdings LLC
5.88%, 11/01/2029 238 238
6.00%, 01/15/2030
(i)
374 376
Turk Telekomunikasyon AS
7.38%, 05/20/2029 200 204
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030
(i)
350 357
VEON Holdings BV
3.38%, 11/25/2027 450 406
$ 2,517
Transportation - 0 .17%
Transnet SOC Ltd
8.25%, 02/06/2028 700 714
Water - 0 .16%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
400 419
Georgia Global Utilities JSC
8.88%, 07/25/2029
(i)
250 255
$ 674
TOTAL BONDS $ 147,161
CONVERTIBLE BONDS - 0 .41%
Principal
Amount (000's) Value (000's)
Computers - 0 .01%
Parsons Corp
2.63%, 03/01/2029
(i)
$ 19 $ 18
Seagate HDD Cayman
3.50%, 06/01/2028 11 15
$ 33
Diversified Financial Services - 0 .00%
Coinbase Global Inc
0.25%, 04/01/2030
(i)
5 5
Electric - 0 .01%
Evergy Inc
4.50%, 12/15/2027 17 20
NRG Energy Inc
2.75%, 06/01/2048 5 13
Pinnacle West Capital Corp
4.75%, 06/15/2027
(i)
17 18
$ 51
Electronics - 0 .00%
Itron Inc
1.38%, 07/15/2030
(i)
23 25
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .00%
Post Holdings Inc
2.50%, 08/15/2027 $ 5 $ 6
Healthcare - Products - 0 .00%
Merit Medical Systems Inc
3.00%, 02/01/2029
(i)
4 5
Internet - 0 .02%
Booking Holdings Inc
0.75%, 05/01/2025 4 11
Palo Alto Networks Inc
0.38%, 06/01/2025 4 15
Sea Ltd
2.38%, 12/01/2025 11 16
Uber Technologies Inc
0.88%, 12/01/2028 23 28
$ 70
Leisure Products & Services - 0 .01%
Carnival Corp
5.75%, 12/01/2027 9 18
NCL Corp Ltd
1.13%, 02/15/2027 18 18
$ 36
Oil & Gas - 0 .01%
Northern Oil & Gas Inc
3.63%, 04/15/2029 18 20
Permian Resources Operating LLC
3.25%, 04/01/2028 5 12
$ 32
Retail - 0 .00%
Freshpet Inc
3.00%, 04/01/2028 2 3
Semiconductors - 0 .00%
ON Semiconductor Corp
0.50%, 03/01/2029 12 11
Software - 0 .10%
BlackLine Inc
1.00%, 06/01/2029
(i)
14 14
Datadog Inc
0.00%, 12/01/2029
(d),(i)
40 36
Dye & Durham Ltd
3.75%, 03/01/2026
(i)
CAD 453 302
Guidewire Software Inc
1.25%, 11/01/2029
(i)
$ 19 20
Nutanix Inc
0.25%, 10/01/2027 14 20
Snowflake Inc
0.00%, 10/01/2029
(d),(i)
13 17
Vertex Inc
0.75%, 05/01/2029
(i)
7 8
Workiva Inc
1.25%, 08/15/2028 17 16
$ 433
Telecommunications - 0 .25%
EchoStar Corp
3.88%, PIK 0.00%; 11/30/2030
(j),(o)
171 212
Infinera Corp
3.75%, 08/01/2028 680 837
InterDigital Inc
3.50%, 06/01/2027 7 20
$ 1,069
TOTAL CONVERTIBLE BONDS $ 1,779
SENIOR FLOATING RATE INTERESTS
- 0 .20%
Principal
Amount (000's) Value (000's)
Entertainment - 0 .03%
DraftKings Crown Holdings Inc
0.00%, 02/25/2032
(p),(q)
$ 80 $ 80

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Flutter Financing BV Term Loan B
0.00%, 11/30/2030
(p),(q)
$ 32 $ 32
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Light & Wonder International Inc Term Loan B2
6.56%, 04/14/2029
(q)
16 16
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 128
Healthcare - Products - 0 .02%
Bausch + Lomb Corp Term Loan
8.33%, 09/14/2028
(q)
100 100
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Insurance - 0 .03%
HUB International Ltd Term Loan B
6.79%, 06/20/2030
(q)
50 50
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Ryan Specialty LLC Term Loan B
6.57%, 09/10/2031
(q)
28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TIH Insurance Holdings LLC Term Loan B
7.08%, 05/06/2031
(q)
46 46
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
$ 124
Internet - 0 .01%
MH Sub I LLC Term Loan B3
8.56%, 04/24/2028
(q)
26 25
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Leisure Products & Services - 0 .07%
Carnival Corp Term Loan B
6.32%, 08/08/2027
(q)
61 61
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.32%, 10/18/2028
(q)
248 248
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 309
Mining - 0 .03%
Novelis Holdings Inc
0.00%, 02/25/2032
(p),(q)
120 120
Software - 0 .01%
Open Text Corp Term Loan B
6.07%, 01/31/2030
(q)
63 63
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 869
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2 .72%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0 .63%
4.50%, 03/31/2026
(r)
$ 2,685 $ 2,696
U.S. Treasury Bill - 2 .09%
4.19%, 05/08/2025
(s)
195 193
4.20%, 05/29/2025
(s)
3,110 3,078
4.21%, 04/10/2025
(s)
730 727
4.22%, 03/27/2025
(s)
2,020 2,014
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
4.25%, 04/17/2025
(s)
$ 2,930 $ 2,915
$ 8,927
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 11,623
TOTAL PURCHASED OPTIONS - 0.07% $ 318
Total Investments $ 410,459
Other Assets and Liabilities -  4.06% 17,357
TOTAL NET ASSETS - 100.00% $ 427,816
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) 1-day yield shown is as of period end.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $35,417 or 8.28% of net assets.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $8,407 or 1.97% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,162 or 15.23% of net assets.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(l) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(m) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,158 or 0.50% of net assets.
(n) Security purchased on a when-issued basis.
(o) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(p) This Senior Floating Rate Note will settle after February 28, 2025, at which time the interest rate will be determined.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$2,374 or 0.55% of net assets.
(s) Rate shown is the discount rate of the original purchase.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 68,413 $ 212,785 $ 195,559 $ 85,639
$ 68,413 $ 212,785 $ 195,559 $ 85,639
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 1,775 $ — $ — $ —
$ 1,775 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Total $ — 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Amcor PLC N/A 119 $ 12 $ 12 .00 04/17/2025 $ 3 $ — $ (3)
Put - Arcadium Lithium PLC N/A 169 17 $ 4 .00 04/17/2025 2 — (2)
Put - Ball Corp N/A 274 27 $ 45 .00 03/21/2025 8 1 (7)
Put - Becton, Dickinson & Co N/A 64 6 $ 200 .00 03/21/2025 3 1 (2)
Put - Comcast Corp - Class A N/A 164 16 $ 30 .00 04/17/2025 3 2 (1)
Put - DuPont De Nemours Inc N/A 151 15 $ 70 .00 03/21/2025 17 1 (16)
Put - Honeywell International Inc N/A 57 6 $ 185 .00 04/17/2025 7 4 (3)
Put - IAC - Interactive Corp N/A 73 7 $ 35 .00 03/21/2025 3 1 (2)
Put - IAC - Interactive Corp N/A 221 22 $ 37 .50 03/21/2025 5 3 (2)
Put - IAC - Interactive Corp N/A 145 15 $ 40 .00 03/21/2025 3 3 —
Put - International Game Techno N/A 477 48 $ 15 .00 04/17/2025 16 9 (7)
Put - Phillips 66 N/A 48 5 $ 115 .00 04/17/2025 9 6 (3)
Put - S&P 500 Index N/A 6 1 $ 5,825 .00 06/20/2025 52 81 29
Put - S&P 500 Index N/A 6 1 $ 5,625 .00 04/17/2025 52 27 (25)
Put - S&P 500 Index N/A 3 — $ 5,850 .00 03/21/2025 17 17 —
Put - S&P 500 Index N/A 6 1 $ 5,700 .00 03/21/2025 50 17 (33)
Put - SPDR S&P 500 ETF Trust N/A 59 6 $ 580 .00 04/17/2025 51 46 (5)
Put - TKO Group Holdings Inc N/A 138 14 $ 150 .00 03/21/2025 74 99 25
Total $ 375 $ 318 $ (57)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Ball Corp N/A 274 $ 27 $ 50 .00 03/21/2025 $ (45) $ (85) $ (40)
Call - Becton, Dickinson & Co N/A 64 6 $ 230 .00 03/21/2025 (40) (14) 26
Call - Bristol-Myers Squibb Co N/A 1 — $ 62 .50 04/17/2025 — — —
Call - Comcast Corp - Class A N/A 164 16 $ 35 .00 04/17/2025 (31) (28) 3
Call - DuPont De Nemours Inc N/A 151 15 $ 80 .00 03/21/2025 (62) (41) 21
Call - Honeywell International Inc N/A 27 3 $ 210 .00 04/17/2025 (24) (23) 1
Call - Honeywell International Inc N/A 30 3 $ 200 .00 04/17/2025 (31) (48) (17)
Call - IAC - Interactive Corp N/A 73 7 $ 40 .00 03/21/2025 (25) (48) (23)
Call - IAC - Interactive Corp N/A 145 15 $ 45 .00 03/21/2025 (38) (35) 3
Call - IAC - Interactive Corp N/A 221 22 $ 42 .50 03/21/2025 (84) (95) (11)
Call - International Game Techno N/A 477 48 $ 17 .00 04/17/2025 (70) (63) 7
Call - Microchip Technology Inc N/A 1 — $ 70 .00 04/17/2025 — — —
Call - Phillips 66 N/A 48 5 $ 125 .00 04/17/2025 (26) (41) (15)
Call - SPDR S&P 500 ETF Trust N/A 29 3 $ 612 .00 04/17/2025 (16) (16) —
Call - Triumph Group Inc N/A 1 — $ 25 .00 03/21/2025 — — —
Call - United States Steel Corp N/A 20 2 $ 39 .00 03/21/2025 (6) (6) —
Call - United States Steel Corp N/A 71 7 $ 39 .00 04/17/2025 (22) (27) (5)
Call - United States Steel Corp N/A 10 1 $ 40 .00 04/17/2025 (3) (3) —
Call - United States Steel Corp N/A 18 2 $ 40 .00 03/21/2025 (4) (4) —
Call - United States Steel Corp N/A 85 9 $ 37 .00 03/21/2025 (33) (35) (2)
Call - United States Steel Corp N/A 2 — $ 38 .00 03/21/2025 (1) (1) —
Put - S&P 500 Index N/A 6 1 $ 5,225 .00 06/20/2025 (20) (29) (9)
Put - S&P 500 Index N/A 6 1 $ 5,050 .00 04/17/2025 (19) (7) 12
Put - SPDR S&P 500 ETF Trust N/A 29 3 $ 555 .00 04/17/2025 (12) (11) 1
Put - TKO Group Holdings Inc N/A 120 12 $ 120 .00 03/21/2025 (9) (11) (2)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 5 Year Note Future; June 2025 N/A 49 $ 49 $ 108 .50 03/21/2025 $ (8) $ (14) $ (6)
Total $ (629) $ (685) $ (56)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month Secured Overnight Financing Rate; June 2026 Short 114 $ 27,484 $ (115)
Australia 10 Year Bond; March 2025 Short 12 845 (7)
Brent Crude; May 2025
(a)
Long 10 728 (19)
CAC40 Index; March 2025 Long 44 3,709 (5)
Canada 10 Year Bond; June 2025 Long 12 1,035 13
Cocoa; May 2025
(a)
Long 3 277 (41)
Coffee 'C'; May 2025
(a)
Long 9 1,259 (47)
Corn; May 2025
(a)
Long 90 2,113 (151)
Cotton No.2; May 2025
(a)
Short 15 489 15
DAX Index; March 2025 Long 9 5,259 388
DJ Euro Stoxx 50; March 2025 Short 7 396 (35)
DJ Euro Stoxx 50; March 2025 Long 82 4,641 83
Dollar Index; March 2025 Long 7 753 6
E-Mini DJIA Index; March 2025 Long 10 2,194 (41)
Euribor; June 2026 Long 117 29,760 (13)
Euro Bond 10 Year Bond; June 2025 Short 39 5,352 (3)
Euro Bond 10 Year Bond; March 2025 Long 12 1,658 (48)
Euro Schatz; June 2025 Short 117 12,993 (2)
Euro-Bobl 5 Year; June 2025 Short 52 6,414 (2)
FTSE100 Index; March 2025 Short 5 553 (30)
FTSE100 Index; March 2025 Long 54 5,971 128
Gasoline RBOB; April 2025
(a)
Long 6 560 (23)
Gold 100 oz; April 2025
(a)
Long 16 4,558 (15)
Hang Seng Index; March 2025 Long 19 2,805 (22)
ICE 3 Month Sterling Overnight Index Average; June 2026 Short 22 6,656 (16)
Japan 10 Year Bond TSE; March 2025 Short 13 12,070 201
Japan Topix Index; March 2025 Long 18 3,200 (89)
KC HRW Wheat; July 2025
(a)
Short 26 762 36
LME Copper; June 2025
(a)
Long 7 1,639 (16)
LME Copper; March 2025
(a)
Short — — —
LME PRI Alum; June 2025
(a)
Long 15 978 (7)
LME PRI Alum; March 2025
(a)
Short — — 19
LME Zinc; June 2025
(a)
Long 4 280 (6)
LME Zinc; March 2025
(a)
Short — — (33)
Low Sulphur Gasoline; April 2025
(a)
Long 6 406 (14)
Mini Japan 10 Year Bond; March 2025 Short 16 1,485 23
Nasdaq 100 E-Mini; March 2025 Long 5 2,092 (96)
Natural Gas; April 2025
(a)
Long 19 728 (34)
Nikkei 225 OSE; March 2025 Long 8 1,972 (114)
NY Harb ULSD; April 2025
(a)
Long 16 1,556 (55)
Russell 2000 Emini; March 2025 Short 84 9,094 942
Russell 2000 Emini; March 2025 Long 2 216 (13)
S&P 500 Emini; March 2025 Short 14 4,174 114
S&P 500 Emini; March 2025 Long 10 2,982 (79)
Silver; May 2025
(a)
Long 11 1,732 (118)
Soybean Meal; May 2025
(a)
Short 23 690 30
Soybean Oil; May 2025
(a)
Long 20 529 (33)
Soybean; May 2025
(a)
Short 41 2,103 88
Sugar #11; May 2025
(a)
Short 30 622 (14)
UK 10 Year Gilt; June 2025 Short 30 3,526 (18)
US 10 Year Note; June 2025 Long 56 6,221 38
US 10 Year Note; June 2025 Short 45 4,999 (25)
US 10 Year Ultra Note; June 2025 Short 33 3,770 (20)
US 2 Year Note; June 2025 Long 97 20,076 35
US 2 Year Note; June 2025 Short 91 18,834 (39)
US 5 Year Note; June 2025 Long 64 6,908 30
US 5 Year Note; June 2025 Short 89 9,606 (55)
US Long Bond; June 2025 Short 36 4,252 (23)
US Ultra Bond; June 2025 Short 6 745 (5)
Wheat; May 2025
(a)
Short 39 1,084 59

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
WTI Crude; April 2025
(a)
Long 7 $ 488 $ (10)
Total $ 697
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/19/2025 AUD 13,017 $ 8,206 $ — $ (131)
Bank of America NA 03/19/2025 GBP 3,598 $ 4,512 29 (14)
Bank of America NA 03/19/2025 CAD 3,389 $ 2,365 — (19)
Bank of America NA 03/19/2025 EUR 16,035 $ 16,760 9 (123)
Bank of America NA 03/19/2025 JPY 1,352,914 $ 8,890 130 (16)
Bank of America NA 03/19/2025 MXN 54,258 $ 2,640 4 (10)
Bank of America NA 03/19/2025 NZD 505 $ 287 — (4)
Bank of America NA 03/19/2025 CHF 3,264 $ 3,640 1 (19)
Bank of America NA 03/19/2025 $ 12,856 CAD 18,144 307 —
Bank of America NA 03/19/2025 $ 3,866 MXN 79,435 14 (4)
Bank of America NA 03/19/2025 $ 5,786 GBP 4,663 7 (83)
Bank of America NA 03/19/2025 $ 12,026 CHF 10,596 280 (11)
Bank of America NA 03/19/2025 $ 12,719 AUD 20,136 228 (4)
Bank of America NA 03/19/2025 $ 10,040 JPY 1,538,486 1 (198)
Bank of America NA 03/19/2025 $ 22,965 EUR 21,932 220 (23)
Bank of America NA 03/19/2025 $ 4,495 NZD 7,793 131 —
Barclays Bank PLC 03/19/2025 $ 588 GBP 462 7 —
BNP Paribas 03/12/2025 $ 7,678 CAD 11,000 72 —
BNP Paribas 03/26/2025 AUD 316 $ 200 — (4)
BNP Paribas 03/26/2025 GBP 1,118 $ 1,409 — (3)
BNP Paribas 03/26/2025 CZK 7,498 $ 312 — (2)
BNP Paribas 03/26/2025 EUR 190 $ 200 — (3)
BNP Paribas 03/26/2025 JPY 1,074,306 $ 7,180 — (25)
BNP Paribas 03/26/2025 TWD 109,043 $ 3,332 — (17)
BNP Paribas 03/26/2025 NOK 20,775 $ 1,870 — (25)
BNP Paribas 03/26/2025 RON 6,583 $ 1,384 — (11)
BNP Paribas 03/26/2025 SEK 2,178 $ 206 — (3)
BNP Paribas 03/26/2025 THB 11,126 $ 330 — (4)
BNP Paribas 03/26/2025 $ 1,208 THB 40,617 18 —
BNP Paribas 03/26/2025 $ 228 ZAR 4,235 2 —
BNP Paribas 03/26/2025 $ 1,044 CHF 931 10 —
BNP Paribas 03/26/2025 $ 159 GBP 125 1 —
BNP Paribas 03/26/2025 $ 2,592 SEK 27,541 30 —
BNP Paribas 03/26/2025 $ 1,937 CAD 2,746 37 —
BNP Paribas 03/26/2025 $ 3,087 PEN 11,391 — (5)
BNP Paribas 03/26/2025 $ 841 CZK 20,131 8 —
BNP Paribas 03/27/2025 $ 4,527 CAD 6,500 29 —
BNP Paribas 04/24/2025 $ 4,555 CAD 6,500 51 —
BNP Paribas 05/22/2025 $ 4,561 CAD 6,500 52 —
BNP Paribas 06/18/2025 $ 5,057 CAD 7,200 55 —
Citigroup Inc 03/27/2025 ILS 9,900 $ 2,786 — (37)
Citigroup Inc 03/27/2025 $ 1,997 ZAR 36,925 27 —
Citigroup Inc 03/27/2025 $ 1,645 PEN 6,100 — (11)
Citigroup Inc 03/27/2025 $ 2,088 THB 70,275 28 —
Credit Agricole CIB 03/26/2025 COP 5,029,701 $ 1,216 — (9)
Credit Agricole CIB 03/26/2025 EUR 1,337 $ 1,392 — (4)
Credit Agricole CIB 03/26/2025 INR 2,861 $ 33 — —
Credit Agricole CIB 03/26/2025 IDR 41,415,775 $ 2,541 — (42)
Credit Agricole CIB 03/26/2025 MXN 68,550 $ 3,354 — (29)
Credit Agricole CIB 03/26/2025 $ 1,474 EUR 1,406 14 —
Credit Agricole CIB 03/26/2025 $ 4,593 AUD 7,190 132 —
Credit Agricole CIB 03/26/2025 $ 1,906 GBP 1,507 11 —
Credit Agricole CIB 03/26/2025 $ 598 PHP 34,672 1 —
Credit Agricole CIB 03/26/2025 $ 977 CLP 926,389 12 —
Credit Agricole CIB 03/26/2025 $ 2,602 NZD 4,517 74 —
Credit Agricole CIB 03/26/2025 $ 624 CHF 559 3 —
Credit Agricole CIB 03/26/2025 $ 2,750 ZAR 50,604 50 —
Deutsche Bank AG 03/19/2025 $ 218 EUR 206 4 —
Goldman Sachs & Co 03/06/2025 EUR 96 $ 101 — (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Goldman Sachs & Co 03/06/2025 $ 579 EUR 550 $ 8 $ —
Goldman Sachs & Co 03/13/2025 EUR — $ — — —
Goldman Sachs & Co 03/13/2025 $ — EUR — — —
Goldman Sachs & Co 03/18/2025 GBP 6 $ 8 — —
Goldman Sachs & Co 03/18/2025 $ 761 GBP 608 — (4)
Goldman Sachs & Co 03/26/2025 GBP 1 $ 2 — —
Goldman Sachs & Co 03/26/2025 $ 122 GBP 97 — —
Goldman Sachs & Co 04/24/2025 GBP 1,189 $ 1,484 11 —
Goldman Sachs & Co 04/24/2025 EUR 2 $ 2 — —
Goldman Sachs & Co 04/24/2025 $ 1,508 GBP 1,189 12 —
Goldman Sachs & Co 04/24/2025 $ 502 EUR 475 8 —
Goldman Sachs & Co 04/24/2025 $ 1,402 JPY 212,114 — (16)
Goldman Sachs & Co 07/16/2025 $ 80 JPY 12,355 — (3)
HSBC Securities Inc 03/14/2025 EUR 140 $ 145 1 —
HSBC Securities Inc 03/14/2025 $ 1,968 EUR 1,904 — (8)
HSBC Securities Inc 03/27/2025 EUR 1,670 $ 1,756 — (22)
HSBC Securities Inc 03/27/2025 HUF 550,400 $ 1,434 — (16)
HSBC Securities Inc 03/27/2025 PLN 2,175 $ 547 — (10)
HSBC Securities Inc 03/27/2025 $ 1,909 INR 165,894 16 —
HSBC Securities Inc 03/27/2025 $ 2,002 BRL 11,525 55 —
HSBC Securities Inc 03/27/2025 $ 1,754 EUR 1,671 19 —
HSBC Securities Inc 03/27/2025 $ 4,728 CNH 34,266 23 —
JPMorgan Chase 03/06/2025 EUR 3 $ 3 — —
JPMorgan Chase 03/06/2025 $ 127 EUR 120 2 —
JPMorgan Chase 03/12/2025 $ 158 EUR 149 3 —
JPMorgan Chase 03/18/2025 $ 347 GBP 277 — (1)
JPMorgan Chase 03/19/2025 $ 326 CAD 453 13 —
JPMorgan Chase 03/27/2025 MXN 14,202 $ 696 — (7)
JPMorgan Chase 03/27/2025 KRW 2,011,100 $ 1,400 — (22)
JPMorgan Chase 03/27/2025 $ 645 ZAR 12,025 4 —
JPMorgan Chase 04/24/2025 GBP 73 $ 91 1 —
JPMorgan Chase 04/24/2025 $ 93 GBP 73 1 —
JPMorgan Chase 05/30/2025 $ 813 CAD 1,143 19 —
JPMorgan Chase 07/25/2025 TRY 71,600 $ 1,724 21 —
Merrill Lynch 03/05/2025 $ 100 EUR 95 2 —
Merrill Lynch 04/30/2025 $ 272 EUR 261 1 —
RBC Dominon Securities Corp 03/26/2025 BRL 14,656 $ 2,546 — (71)
RBC Dominon Securities Corp 03/26/2025 CAD 285 $ 199 — (2)
RBC Dominon Securities Corp 03/26/2025 CLP 163,838 $ 173 — (2)
RBC Dominon Securities Corp 03/26/2025 CNH 241 $ 33 — —
RBC Dominon Securities Corp 03/26/2025 COP 138,358 $ 33 — —
RBC Dominon Securities Corp 03/26/2025 HUF 12,952 $ 34 — (1)
RBC Dominon Securities Corp 03/26/2025 INR 225,718 $ 2,589 — (13)
RBC Dominon Securities Corp 03/26/2025 TWD 5,121 $ 156 — —
RBC Dominon Securities Corp 03/26/2025 NZD 348 $ 199 — (4)
RBC Dominon Securities Corp 03/26/2025 NOK 2,227 $ 200 — (2)
RBC Dominon Securities Corp 03/26/2025 PEN 123 $ 33 — —
RBC Dominon Securities Corp 03/26/2025 PHP 114,236 $ 1,962 8 —
RBC Dominon Securities Corp 03/26/2025 PLN 427 $ 107 — (2)
RBC Dominon Securities Corp 03/26/2025 ZAR 617 $ 33 — (1)
RBC Dominon Securities Corp 03/26/2025 KRW 47,995 $ 34 — (1)
RBC Dominon Securities Corp 03/26/2025 $ 218 CLP 206,913 2 —
RBC Dominon Securities Corp 03/26/2025 $ 213 PEN 784 — —
RBC Dominon Securities Corp 03/26/2025 $ 1,971 CNH 14,277 10 —
RBC Dominon Securities Corp 03/26/2025 $ 783 PLN 3,121 12 —
RBC Dominon Securities Corp 03/26/2025 $ 339 INR 29,533 2 —
RBC Dominon Securities Corp 03/26/2025 $ 472 HUF 182,297 2 —
RBC Dominon Securities Corp 03/26/2025 $ 137 IDR 2,253,008 2 —
RBC Dominon Securities Corp 03/26/2025 $ 2,374 KRW 3,413,892 34 —
RBC Dominon Securities Corp 03/26/2025 $ 1,421 JPY 213,542 — (1)
RBC Dominon Securities Corp 03/26/2025 $ 119 MXN 2,434 1 —
RBC Dominon Securities Corp 03/26/2025 $ 215 BRL 1,232 7 —
RBC Dominon Securities Corp 03/26/2025 $ 336 COP 1,385,700 4 —
Total $ 2,393 $ (1,103)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
February 28,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.27% (1.00)% Quarterly 12/20/2026 $ 2,650 $ (29) $ (5) $ — $ (34)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.24% (1.00)% Quarterly 12/20/2026 2,650 (29) (6) — (35)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.26% (1.00)% Quarterly 12/20/2026 2,150 (24) (4) — (28)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.23% (1.00)% Quarterly 12/20/2026 2,650 (29) (7) — (36)
Total $ (111) $ (22) $ — $ (133)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
February 28,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 3,285 $ (220) $ (25) $ (245)
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 785 (61) 2 (59)
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 785 (58) (1) (59)
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 2,000 (134) (15) (149)
Total $ (473) $ (39) $ (512)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/24/2025 MXN 195,000 $ 687 $ 3 $ 690
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/24/2025 195,000 (692) (3) (695)
6 Month Warsaw Interbank
Offered Rate
Pay 4.37% Semiannual Annual N/A 12/18/2029 PLN 6,600 $ (27) — (27)
6 Month Warsaw Interbank
Offered Rate
Pay 4.37% Semiannual Annual N/A 12/18/2029 800 (1) (2) (3)
Brazil Cetip DI Interbank
Deposit Rate
Pay 14.90% Maturity Maturity N/A 01/04/2027 BRL 83,211 $ (8) — (8)
Total $ (41) $ (2) $ (43)
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/06/2025
Maturity 03/11/2025 NGN 400,000 $ — $ 52 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 318,000 — 46 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 05/20/2025
Maturity 05/20/2025 169,335 — 15 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
01/06/2026
Maturity 01/08/2026 292,484 — 4 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
02/12/2025
Maturity 12/02/2025 290,000 — 20 —
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 03/12/2025-
04/09/2026
$ 23,750 — 200 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 EGP 16,200 — 56 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 ZMW 5,030 — — (9)
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/16/2025
Maturity 09/16/2025 EGP 10,000 — 6 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
06/30/2025
Maturity 06/05/2025 NGN 245,000 — 4 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
12/09/2025
Maturity 12/09/2025 313,000 — 23 —
JPMorgan Chase
(b)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 12/29/2025-
03/10/2026
$ 9,066 — — (336)
Morgan Stanley &
Co
(c)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 07/29/2026 93,977 — 5,958 —
Morgan Stanley &
Co
(d)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 09/06/2028 20,087 — 393 —
Total $ — $ 6,777 $ (345)
The maturity dates are measured from the commencement of investment in each underlying position of a custom basket.
The spread for a custom basket is negotiated at the security level and is usually similar within a region but may vary.
Notional Amount represents the total absolute value of the underlying securities in a custom basket.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Hess Corp
25,000
$ 3,724
15.68%
Capital One Financial Corp
(14,767)
(2,962)
(12.47)%
Schlumberger NV
(69,343)
(2,889)
(12.16)%
Discover Financial Services
14,561
2,842
11.97%
Amcor PLC
(163,896)
(1,659)
(6.99)%
Berry Global Group Inc
19,806
1,429
6.02%
Shinko Electric Industries Co Ltd
35,841
1,405
5.92%
Kellanova
11,305
937
3.94%
Hargreaves Lansdown PLC
54,233
753
3.17%
Phillips 66
4,800
623
2.62%
Honeywell International Inc
2,700
575
2.42%
Ball Corp
10,100
532
2.24%
Renasant Corp
(14,144)
(512)
(2.15)%
Covestro AG
7,632
469
1.98%
Omnicom Group Inc
(5,472)
(453)
(1.91)%
Charter Communications Inc
(1,173)
(426)
(1.80)%
Nokia Oyj
(63,254)
(304)
(1.28)%
Atlantic Union Bankshares Corp
(8,503)
(303)
(1.28)%
Vivendi SE
92,614
280
1.18%
Chevron Corp
(1,265)
(201)
(0.85)%
Herc Holdings Inc
(783)
(112)
(0.47)%
Spirent Communications PLC
48,051
112
0.47%
Canal+ SA
38,718
85
0.36%
Fujitsu General Ltd
4,400
81
0.34%
Havas NV
38,718
56
0.24%
Louis Hachette Group
13,718
20
0.08%
Juniper Networks Inc
182
7
0.03%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Chevron Corp
(46,736)
$ (7,413)
(81.77)%
Hess Corp
7,312
1,089
12.01%
Hargreaves Lansdown PLC
24,968
347
3.83%
Nuveen New York AMT-Free Quality Municipal Income Fund
10,491
113
1.24%
Vivendi SE
11,673
35
0.39%
Canal+ SA
13,353
29
0.32%
Louis Hachette Group
13,353
20
0.22%
Havas NV
13,353
19
0.21%
Herc Holdings Inc
(2)
—
0.00%
(a) Top Underlying Securities WESTGSUSD
(b) Top Underlying Securities WESEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Microsoft Corp
2,397
$ 952
1.01%
NVIDIA Corp
7,572
946
1.01%
Apple Inc
3,260
788
0.84%
Mosaic Co/The
(29,994)
(717)
(0.76)%
Boeing Co/The
(4,025)
(703)
(0.75)%
Alphabet Inc - A Shares
3,768
642
0.68%
Amazon.com Inc
2,912
618
0.66%
CoStar Group Inc
(8,044)
(613)
(0.65)%
Dow Inc
(15,517)
(591)
(0.63)%
Cooper Cos Inc/The
(6,484)
(586)
(0.62)%
Erie Indemnity Co
(1,358)
(581)
(0.62)%
PACCAR Inc
(5,377)
(577)
(0.61)%
McCormick & Co Inc/MD
(6,969)
(576)
(0.61)%
Nordson Corp
(2,662)
(560)
(0.60)%
Jack Henry & Associates Inc
(3,162)
(549)
(0.58)%
Rockwell Automation Inc
(1,829)
(525)
(0.56)%
Huntington Ingalls Industries Inc
(2,988)
(525)
(0.56)%
Moderna Inc
(16,694)
(517)
(0.55)%
Dexcom Inc
(5,843)
(516)
(0.55)%
AES Corp/The
(44,074)
(511)
(0.54)%
Zoetis Inc
(3,053)
(511)
(0.54)%
Meta Platforms Inc
763
510
0.54%
Occidental Petroleum Corp
(10,322)
(504)
(0.54)%
Equifax Inc
(2,054)
(504)
(0.54)%
First Solar Inc
(3,457)
(471)
(0.50)%
Monster Beverage Corp
(8,522)
(466)
(0.50)%
ConocoPhillips
(4,654)
(461)
(0.49)%
Diamondback Energy Inc
(2,894)
(460)
(0.49)%
Carrier Global Corp
(7,086)
(459)
(0.49)%
Airbnb Inc
(3,296)
(458)
(0.49)%
Insulet Corp
(1,635)
(445)
(0.47)%
Axon Enterprise Inc
(832)
(440)
(0.47)%
Alexandria Real Estate Equities Inc
(4,292)
(439)
(0.47)%
Ingersoll Rand Inc
(5,172)
(438)
(0.47)%
International Flavors & Fragrances Inc
(5,291)
(433)
(0.46)%
Take-Two Interactive Software Inc
(2,026)
(429)
(0.46)%
Tractor Supply Co
(7,750)
(429)
(0.46)%
Warner Bros Discovery Inc
(37,226)
(427)
(0.45)%
Constellation Energy Corp
1,685
422
0.45%
Chevron Corp
2,606
413
0.44%
Eversource Energy
(6,529)
(411)
(0.44)%
NextEra Energy Inc
(5,840)
(410)
(0.44)%
MGM Resorts International
(11,764)
(409)
(0.44)%
Akamai Technologies Inc
(5,055)
(408)
(0.43)%
Arthur J Gallagher & Co
(1,206)
(407)
(0.43)%
MarketAxess Holdings Inc
(2,099)
(405)
(0.43)%
General Electric Co
1,954
404
0.43%
Lululemon Athletica Inc
(1,098)
(401)
(0.43)%
Sherwin-Williams Co/The
(1,103)
(400)
(0.43)%
Verisk Analytics Inc
(1,338)
(397)
(0.42)%
(c) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Shimadzu Corp
(12,400)
$ (326)
(1.62)%
Tenaris SA
(16,043)
(300)
(1.49)%
Danaher Corp
(1,364)
(283)
(1.41)%
Assurant Inc
(1,244)
(259)
(1.29)%
Zealand Pharma A/S
(2,731)
(252)
(1.25)%
Steel Dynamics Inc
(1,854)
(250)
(1.25)%
DSV A/S
(1,235)
(248)
(1.23)%
Canadian Pacific Kansas City Ltd
(3,100)
(241)
(1.20)%
Ferguson Enterprises Inc
(1,292)
(229)
(1.14)%
Fastighets AB Balder
(31,383)
(222)
(1.11)%
GoDaddy Inc
(1,234)
(222)
(1.10)%
Agilent Technologies Inc
(1,720)
(220)
(1.10)%
Clariant AG
(19,475)
(216)
(1.07)%
Everest Group Ltd
(594)
(210)
(1.04)%
APA Group
(44,147)
(202)
(1.01)%
Cie Generale des Etablissements Michelin SCA
(5,513)
(195)
(0.97)%
Cardinal Health Inc
(1,468)
(190)
(0.95)%
Deere & Co
(392)
(188)
(0.94)%
Robinhood Markets Inc
(3,684)
(185)
(0.92)%
American Financial Group Inc/OH
(1,452)
(183)
(0.91)%
Revvity Inc
(1,634)
(183)
(0.91)%
CK Infrastructure Holdings Ltd
(26,000)
(178)
(0.89)%
Hikari Tsushin Inc
(700)
(176)
(0.88)%
SoftBank Group Corp
(3,100)
(170)
(0.85)%
EQT AB
(5,498)
(170)
(0.85)%
Aflac Inc
(1,550)
(170)
(0.85)%
Rentokil Initial PLC
(33,771)
(169)
(0.84)%
Teck Resources Ltd
(4,200)
(169)
(0.84)%
Jacobs Solutions Inc
(1,304)
(167)
(0.83)%
National Australia Bank Ltd
(7,194)
(158)
(0.78)%
Air Products and Chemicals Inc
(497)
(157)
(0.78)%
Washington H Soul Pattinson & Co Ltd
(7,400)
(157)
(0.78)%
Hyatt Hotels Corp
(1,093)
(154)
(0.77)%
Old Dominion Freight Line Inc
(860)
(152)
(0.76)%
Pembina Pipeline Corp
(3,900)
(152)
(0.75)%
Ashtead Group PLC
(2,479)
(150)
(0.75)%
Swire Pacific Ltd
(18,000)
(149)
(0.74)%
Graco Inc
(1,715)
(149)
(0.74)%
Builders FirstSource Inc
(1,037)
(144)
(0.72)%
American International Group Inc
(1,732)
(144)
(0.72)%
SMC Corp
(400)
(143)
(0.72)%
Toast Inc
(3,687)
(142)
(0.71)%
Lennox International Inc
(233)
(140)
(0.70)%
PACCAR Inc
(1,303)
(140)
(0.69)%
Kerry Group PLC
(1,327)
(139)
(0.69)%
Nippon Steel Corp
(6,100)
(135)
(0.67)%
Suncorp Group Ltd
(10,785)
(135)
(0.67)%
FUJIFILM Holdings Corp
(6,600)
(133)
(0.66)%
Melrose Industries PLC
(16,338)
(132)
(0.66)%
Nucor Corp
(953)
(131)
(0.65)%
(d) Top Underlying Securities LACEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2025 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - ( 0 .01 ) % Shares Value (000's)
Commercial Services - ( 0 .01 ) %
Herc Holdings Inc 196 $ 28
Media - 0 .00%
Charter Communications Inc 22 8
TOTAL COMMON STOCKS (proceeds $38) $ 36
TOTAL SHORT SALES (proceeds $38) $ 36

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .68 % Shares Held Value (000's)
Money Market Funds - 2 .68%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
518,842 $ 519
TOTAL INVESTMENT COMPANIES $ 519
COMMON STOCKS - 97 .28 % Shares Held Value (000's)
Commercial Services - 4 .78%
Atlas Arteria Ltd 173,505 $ 547
CCR SA 190,922 380
$ 927
Electric - 43 .07%
CenterPoint Energy Inc 21,297 732
CLP Holdings Ltd 33,000 273
CMS Energy Corp 10,155 742
DTE Energy Co 3,845 514
EDP Renovaveis SA 43,878 390
Elia Group SA/NV 4,684 309
Emera Inc 16,300 652
Entergy Corp 9,209 804
National Grid PLC 69,107 849
NextEra Energy Inc 15,261 1,071
Northwestern Energy Group Inc 8,557 478
PG&E Corp 42,154 689
Xcel Energy Inc 11,806 851
$ 8,354
Engineering & Construction - 12 .08%
Aeroports de Paris SA 5,534 567
Beijing Capital International Airport Co Ltd
(c)
836,000 296
Cellnex Telecom SA - Rights
(c),(d)
18,028 643
China Tower Corp Ltd
(d)
185,200 263
Enav SpA
(d)
68,598 240
Grupo Aeroportuario del Centro Norte SAB de CV 34,700 333
$ 2,342
Gas - 1 .97%
ENN Energy Holdings Ltd 57,500 383
Pipelines - 11 .61%
APA Group 105,945 486
DT Midstream Inc 2,648 254
Gibson Energy Inc 34,000 505
Williams Cos Inc/The 17,301 1,007
$ 2,252
REITs - 8 .94%
American Tower Corp 5,323 1,095
Crown Castle Inc 6,778 638
$ 1,733
Telecommunications - 1 .10%
Indus Towers Ltd
(c)
57,423 214
Transportation - 7 .04%
Canadian National Railway Co 7,800 791
Union Pacific Corp 2,333 575
$ 1,366
Water - 6 .69%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
22,700 366
Guangdong Investment Ltd 452,524 344
Severn Trent PLC 18,605 587
$ 1,297
TOTAL COMMON STOCKS $ 18,868
Total Investments $ 19,387
Other Assets and Liabilities -  0.04% 8
TOTAL NET ASSETS - 100.00% $ 19,395
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,146 or 5.91% of net assets.

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
February 28, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 438 $ 2,560 $ 2,479 $ 519
$ 438 $ 2,560 $ 2,479 $ 519
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 13 $ — $ — $ —
$ 13 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .37 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .96%
iShares MSCI EAFE ETF 401,100 $ 32,722
Money Market Funds - 0 .41%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
23,280 23
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b),(c)
4,508,775 4,509
$ 4,532
TOTAL INVESTMENT COMPANIES $ 37,254
COMMON STOCKS - 96 .25 % Shares Held Value (000's)
Advertising - 0 .20%
Dentsu Group Inc 12,500 $ 260
Publicis Groupe SA 14,229 1,413
WPP PLC 67,068 544
$ 2,217
Aerospace & Defense - 2 .65%
Airbus SE 36,942 6,401
BAE Systems PLC 187,117 3,346
Dassault Aviation SA 1,221 313
Elbit Systems Ltd 1,693 515
Leonardo SpA 25,160 1,015
Melrose Industries PLC 79,929 649
MTU Aero Engines AG 3,346 1,166
Rheinmetall AG 2,707 2,859
Rolls-Royce Holdings PLC
(d)
528,734 4,991
Saab AB 19,913 595
Safran SA 22,386 5,861
Singapore Technologies Engineering Ltd 97,000 389
Thales SA 5,761 1,160
$ 29,260
Agriculture - 0 .78%
British American Tobacco PLC 123,557 4,796
Imperial Brands PLC 49,298 1,735
Japan Tobacco Inc 74,600 1,863
Wilmar International Ltd 119,400 284
$ 8,678
Airlines - 0 .12%
ANA Holdings Inc 10,100 192
Deutsche Lufthansa AG 38,047 272
Japan Airlines Co Ltd 9,100 156
Qantas Airways Ltd
(d)
46,096 274
Singapore Airlines Ltd
(e)
92,500 466
$ 1,360
Apparel - 2 .09%
Adidas AG 10,631 2,717
Asics Corp 40,100 898
Hermes International SCA 1,968 5,618
Kering SA 4,627 1,296
LVMH Moet Hennessy Louis Vuitton SE 17,104 12,359
Puma SE 6,514 195
$ 23,083
Automobile Manufacturers - 2 .77%
Bayerische Motoren Werke AG 18,023 1,567
Daimler Truck Holding AG 29,538 1,297
Ferrari NV 7,835 3,685
Honda Motor Co Ltd 279,000 2,595
Isuzu Motors Ltd 35,000 463
Mercedes-Benz Group AG 44,896 2,792
Nissan Motor Co Ltd 138,600 397
Renault SA 11,950 621
Stellantis NV 126,030 1,622
Subaru Corp 36,400 675
Suzuki Motor Corp 97,700 1,197
Toyota Motor Corp 589,200 10,688
Volvo AB - B Shares 98,752 3,065
$ 30,664
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .63%
Aisin Corp 32,700 $ 387
Bridgestone Corp 35,500 1,384
Cie Generale des Etablissements Michelin SCA 41,681 1,481
Continental AG 6,839 491
Denso Corp 117,600 1,525
Sumitomo Electric Industries Ltd 44,400 783
Toyota Industries Corp 10,100 878
$ 6,929
Banks - 13 .54%
ABN AMRO Bank NV
(f)
28,484 540
AIB Group PLC 130,280 915
ANZ Group Holdings Ltd 185,242 3,443
Banco Bilbao Vizcaya Argentaria SA 358,293 4,750
Banco BPM SpA 80,066 802
Banco de Sabadell SA 338,209 928
Banco Santander SA 942,003 6,047
Bank Hapoalim BM 80,162 1,094
Bank Leumi Le-Israel BM 95,610 1,268
Bank of Ireland Group PLC 62,380 737
Banque Cantonale Vaudoise 1,910 203
Barclays PLC 896,440 3,539
BNP Paribas SA 63,270 4,795
BOC Hong Kong Holdings Ltd 230,000 811
BPER Banca SPA 61,866 473
CaixaBank SA 245,329 1,693
Chiba Bank Ltd/The 35,500 322
Commerzbank AG 58,919 1,266
Commonwealth Bank of Australia 104,036 10,194
Computershare Ltd 32,774 841
Concordia Financial Group Ltd
(e)
65,300 382
Credit Agricole SA 66,169 1,103
Danske Bank A/S 42,881 1,442
DBS Group Holdings Ltd 123,870 4,230
Deutsche Bank AG 115,063 2,483
DNB Bank ASA 55,672 1,285
Erste Group Bank AG 19,141 1,286
FinecoBank Banca Fineco SpA 37,985 711
Hang Seng Bank Ltd 46,800 657
HSBC Holdings PLC 1,111,139 13,177
ING Groep NV 195,668 3,483
Intesa Sanpaolo SpA 940,798 4,636
Israel Discount Bank Ltd 78,440 606
Japan Post Bank Co Ltd 89,900 907
KBC Group NV 14,277 1,238
Lloyds Banking Group PLC 3,768,449 3,498
Macquarie Group Ltd 22,510 3,196
Mediobanca Banca di Credito Finanziario SpA 31,082 554
Mitsubishi UFJ Financial Group Inc 712,800 9,087
Mizrahi Tefahot Bank Ltd 9,830 461
Mizuho Financial Group Inc 149,980 4,215
National Australia Bank Ltd 191,187 4,217
NatWest Group PLC 475,692 2,883
Nordea Bank Abp 195,977 2,580
Oversea-Chinese Banking Corp Ltd 210,500 2,688
Resona Holdings Inc 130,000 1,017
Skandinaviska Enskilda Banken AB 98,653 1,585
Societe Generale SA 44,778 1,834
Standard Chartered PLC 127,859 2,059
Sumitomo Mitsui Financial Group Inc 231,800 5,901
Sumitomo Mitsui Trust Group Inc 40,388 1,036
Svenska Handelsbanken AB 90,677 1,139
Swedbank AB 52,781 1,270
UBS Group AG 204,470 7,085
UniCredit SpA 86,804 4,579
United Overseas Bank Ltd 78,600 2,227
Westpac Banking Corp 213,407 4,240
$ 149,638

Schedule of Investments
International Equity Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 1 .43%
Anheuser-Busch InBev SA/NV 55,864 $ 3,343
Asahi Group Holdings Ltd 89,800 1,114
Carlsberg AS 5,939 744
Coca-Cola Europacific Partners PLC 12,879 1,111
Coca-Cola HBC AG
(d)
13,510 573
Davide Campari-Milano NV 39,037 233
Diageo PLC 138,334 3,787
Heineken Holding NV 8,058 592
Heineken NV 17,905 1,512
JDE Peet's NV 10,622 199
Kirin Holdings Co Ltd 48,300 651
Pernod Ricard SA 12,547 1,346
Suntory Beverage & Food Ltd 8,700 279
Treasury Wine Estates Ltd 50,444 343
$ 15,827
Biotechnology - 0 .77%
Argenx SE
(d)
3,752 2,345
CSL Ltd 30,102 4,906
Genmab A/S
(d)
3,909 881
Swedish Orphan Biovitrum AB
(d)
12,172 358
$ 8,490
Building Materials - 1 .46%
AGC Inc 12,300 369
Cie de Saint-Gobain SA 27,922 2,794
Daikin Industries Ltd 16,400 1,717
Geberit AG 2,077 1,222
Heidelberg Materials AG 8,489 1,277
Holcim AG
(d)
32,403 3,552
James Hardie Industries PLC
(d)
26,721 847
Kingspan Group PLC 9,611 790
Nibe Industrier AB 94,215 353
ROCKWOOL A/S 596 236
Sika AG 9,477 2,416
Svenska Cellulosa AB SCA 37,718 516
$ 16,089
Chemicals - 2 .29%
Air Liquide SA 35,949 6,597
Akzo Nobel NV 10,617 656
Arkema SA 3,570 294
Asahi Kasei Corp 78,000 530
BASF SE 55,486 2,829
Brenntag SE 7,630 504
Croda International PLC 8,247 344
DSM-Firmenich AG 11,561 1,239
EMS-Chemie Holding AG 436 306
Evonik Industries AG 15,934 317
Givaudan SA 574 2,587
ICL Group Ltd 49,088 297
Mitsubishi Chemical Group Corp 84,200 427
Nippon Paint Holdings Co Ltd 58,900 438
Nippon Sanso Holdings Corp 11,000 336
Nitto Denko Corp 43,900 865
Novonesis (Novozymes) B 21,906 1,326
Shin-Etsu Chemical Co Ltd 111,000 3,347
Syensqo SA 4,579 336
Symrise AG 8,255 831
Toray Industries Inc 86,200 574
Yara International ASA 10,294 293
$ 25,273
Commercial Services - 2 .64%
Adyen NV
(d),(f)
1,370 2,501
Ashtead Group PLC 27,119 1,653
Brambles Ltd 85,968 1,122
Bureau Veritas SA 19,751 594
Dai Nippon Printing Co Ltd 24,500 357
Edenred SE 15,044 479
Experian PLC 57,179 2,724
Intertek Group PLC 10,034 651
Nexi SpA
(d),(f)
30,591 160
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Randstad NV 6,746 $ 272
Recruit Holdings Co Ltd 87,200 5,198
RELX PLC 115,612 5,587
Rentokil Initial PLC 156,946 788
Secom Co Ltd 26,100 897
Securitas AB 30,575 442
SGS SA 9,424 969
TOPPAN Holdings Inc 14,900 441
Transurban Group 192,971 1,583
Wise PLC
(d)
41,419 519
Wolters Kluwer NV 14,828 2,280
$ 29,217
Computers - 1 .02%
Capgemini SE 9,588 1,489
Check Point Software Technologies Ltd
(d)
5,470 1,205
CyberArk Software Ltd
(d)
2,911 1,059
Fujitsu Ltd 109,400 2,110
Logitech International SA 9,455 937
NEC Corp 15,300 1,493
Nomura Research Institute Ltd 23,443 770
NTT Data Group Corp 39,200 731
Obic Co Ltd 20,100 578
Otsuka Corp 14,400 315
SCSK Corp 9,900 247
Teleperformance SE 3,350 323
$ 11,257
Consumer Products - 0 .30%
Henkel AG & Co KGaA 6,460 493
Reckitt Benckiser Group PLC 42,645 2,823
$ 3,316
Cosmetics & Personal Care - 1 .90%
Beiersdorf AG 6,167 846
Essity AB 37,938 1,044
Haleon PLC 534,690 2,693
Kao Corp 29,000 1,248
L'Oreal SA 14,946 5,495
Shiseido Co Ltd 24,900 453
Unicharm Corp 69,400 521
Unilever PLC 154,049 8,728
$ 21,028
Distribution & Wholesale - 1 .47%
AddTech AB 16,158 487
Bunzl PLC 20,560 875
D'ieteren Group 1,363 226
IMCD NV 3,674 545
ITOCHU Corp 73,900 3,266
Marubeni Corp 87,700 1,381
Mitsubishi Corp 212,600 3,552
Mitsui & Co Ltd 156,900 2,940
Rexel SA 13,905 378
SGH Ltd 12,652 409
Sumitomo Corp 67,700 1,520
Toyota Tsusho Corp 39,600 664
$ 16,243
Diversified Financial Services - 1 .87%
AerCap Holdings NV 12,080 1,246
Amundi SA
(f)
3,894 280
ASX Ltd 12,053 504
Daiwa Securities Group Inc 82,900 584
Deutsche Boerse AG 11,706 3,053
Euronext NV
(f)
4,859 614
Futu Holdings Ltd ADR 3,487 381
Hargreaves Lansdown PLC 22,116 308
Hong Kong Exchanges & Clearing Ltd 74,900 3,376
Japan Exchange Group Inc 61,700 656
Julius Baer Group Ltd 12,807 864
London Stock Exchange Group PLC 29,736 4,446
Mitsubishi HC Capital Inc 54,700 370
Nomura Holdings Inc 186,900 1,218

Schedule of Investments
International Equity Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
ORIX Corp 71,700 $ 1,489
SBI Holdings Inc 16,890 493
Schroders PLC 49,911 233
Singapore Exchange Ltd 53,300 532
$ 20,647
Electric - 2 .44%
BKW AG 1,340 236
Chubu Electric Power Co Inc 40,000 423
CLP Holdings Ltd 102,000 845
Contact Energy Ltd 51,004 264
E.ON SE 139,575 1,780
EDP Renovaveis SA 19,780 176
EDP SA 195,084 629
Endesa SA 19,746 438
Enel SpA 505,634 3,703
Engie SA 113,548 2,031
Fortum Oyj 27,890 437
Iberdrola SA 362,228 5,230
Kansai Electric Power Co Inc/The 58,500 677
Meridian Energy Ltd 82,648 272
National Grid PLC 304,137 3,736
Origin Energy Ltd 107,100 730
Orsted AS
(d),(f)
10,453 458
Power Assets Holdings Ltd 86,000 583
Redeia Corp SA 25,228 452
RWE AG 39,306 1,235
Sembcorp Industries Ltd 56,600 256
SSE PLC 68,603 1,323
Terna - Rete Elettrica Nazionale 87,470 731
Verbund AG 4,233 319
$ 26,964
Electrical Components & Equipment - 0 .98%
Fujikura Ltd 15,600 651
Legrand SA 16,303 1,798
Schneider Electric SE 33,996 8,352
$ 10,801
Electronics - 1 .53%
ABB Ltd 98,320 5,300
Assa Abloy AB 62,311 1,912
Halma PLC 23,602 837
Hoya Corp 21,600 2,536
Kyocera Corp 79,800 888
MINEBEA MITSUMI Inc 23,000 355
Murata Manufacturing Co Ltd 103,700 1,774
NIDEC CORP 51,900 936
SCREEN Holdings Co Ltd 5,100 369
Shimadzu Corp 14,700 389
TDK Corp 120,800 1,293
Yokogawa Electric Corp 14,500 278
$ 16,867
Energy - Alternate Sources - 0 .08%
Vestas Wind Systems A/S 62,782 884
Engineering & Construction - 1 .12%
Acciona SA 1,566 191
ACS Actividades de Construccion y Servicios SA 11,083 592
Aena SME SA
(f)
4,663 1,032
Aeroports de Paris SA 2,197 225
Auckland International Airport Ltd 104,556 479
Bouygues SA 11,779 403
Cellnex Telecom SA - Rights
(d),(f)
32,940 1,174
CK Infrastructure Holdings Ltd 40,000 275
Eiffage SA 4,265 428
Ferrovial SE 29,481 1,310
Infrastrutture Wireless Italiane SpA
(f)
20,276 203
Kajima Corp 24,600 512
Keppel Ltd 90,500 461
Obayashi Corp 40,400 547
Skanska AB 21,156 502
Taisei Corp 10,400 470
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Vinci SA 30,745 $ 3,537
$ 12,341
Entertainment - 0 .64%
Aristocrat Leisure Ltd 35,100 1,578
CTS Eventim AG & Co KGaA 3,879 426
Entain PLC 37,758 357
Evolution AB
(f)
9,877 755
Genting Singapore Ltd 383,300 207
La Francaise des Jeux SACA
(f)
6,460 247
Lottery Corp Ltd/The 138,373 410
Oriental Land Co Ltd/Japan 67,100 1,381
Toho Co Ltd/Tokyo 7,000 331
Universal Music Group NV 51,176 1,424
$ 7,116
Food - 3 .46%
Aeon Co Ltd 40,600 996
Ajinomoto Co Inc 28,400 1,138
Barry Callebaut AG 227 274
Carrefour SA 33,718 448
Chocoladefabriken Lindt & Spruengli AG - PC 58 734
Chocoladefabriken Lindt & Spruengli AG - REG 7 855
CK Hutchison Holdings Ltd 166,632 833
Coles Group Ltd 83,323 1,036
Danone SA 40,135 2,864
J Sainsbury PLC 109,060 356
Jeronimo Martins SGPS SA 17,604 379
Kerry Group PLC 9,298 978
Kesko Oyj 16,980 322
Kikkoman Corp 42,200 409
Kobe Bussan Co Ltd 9,500 210
Koninklijke Ahold Delhaize NV 57,225 2,018
Lotus Bakeries NV 25 227
Marks & Spencer Group PLC 127,539 572
MEIJI Holdings Co Ltd 14,900 305
Mowi ASA 28,933 539
Nestle SA 162,881 15,723
Nissin Foods Holdings Co Ltd 12,200 247
Orkla ASA 43,580 421
Salmar ASA 4,185 207
Seven & i Holdings Co Ltd 137,700 1,964
Tesco PLC 419,069 2,009
WH Group Ltd
(f)
518,500 424
Woolworths Group Ltd 75,944 1,421
Yakult Honsha Co Ltd 16,200 326
$ 38,235
Food Service - 0 .37%
Compass Group PLC 105,527 3,694
Sodexo SA 5,500 423
$ 4,117
Forest Products & Paper - 0 .14%
Holmen AB 4,833 190
Mondi PLC 27,442 427
UPM-Kymmene Oyj 33,181 964
$ 1,581
Gas - 0 .21%
Centrica PLC 315,670 596
Hong Kong & China Gas Co Ltd 695,387 556
Osaka Gas Co Ltd 22,600 520
Snam SpA 125,363 604
$ 2,276
Hand & Machine Tools - 0 .30%
Fuji Electric Co Ltd 8,400 375
Makita Corp 14,800 486
Schindler Holding AG - PC 2,531 777
Schindler Holding AG - REG 1,459 430
Techtronic Industries Co Ltd 85,500 1,196
$ 3,264

Schedule of Investments
International Equity Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1 .97%
Alcon AG 31,065 $ 2,898
Cochlear Ltd 4,067 657
Coloplast A/S 7,841 835
Demant A/S
(d)
5,606 202
DiaSorin SpA 1,420 150
EssilorLuxottica SA 18,488 5,536
Fisher & Paykel Healthcare Corp Ltd 36,439 697
FUJIFILM Holdings Corp 69,600 1,417
Koninklijke Philips NV
(d)
49,669 1,293
Lifco AB 14,492 496
Olympus Corp 69,500 953
QIAGEN NV
(d)
13,409 514
Sartorius Stedim Biotech 1,815 378
Siemens Healthineers AG
(f)
17,531 980
Smith & Nephew PLC 51,641 750
Sonova Holding AG 3,151 1,014
Straumann Holding AG 6,940 945
Sysmex Corp 31,300 569
Terumo Corp 82,800 1,478
$ 21,762
Healthcare - Services - 0 .52%
BioMerieux 2,575 308
Eurofins Scientific SE 8,398 422
Fresenius Medical Care AG 12,768 619
Fresenius SE & Co KGaA 26,262 1,050
Lonza Group AG 4,489 2,850
Sonic Healthcare Ltd 28,372 486
$ 5,735
Holding Companies - Diversified - 0 .07%
Jardine Matheson Holdings Ltd 10,068 402
Swire Pacific Ltd 25,500 212
Wharf Holdings Ltd/The 67,000 156
$ 770
Home Builders - 0 .18%
Barratt Redrow PLC 85,697 463
Daiwa House Industry Co Ltd 34,800 1,146
Sekisui Chemical Co Ltd 23,500 401
$ 2,010
Home Furnishings - 1 .08%
Hoshizaki Corp 6,800 275
Panasonic Holdings Corp 145,000 1,793
Rational AG 318 287
Sony Group Corp 382,300 9,564
$ 11,919
Insurance - 5 .56%
Admiral Group PLC 16,186 587
Aegon Ltd 82,201 520
Ageas SA/NV 9,348 512
AIA Group Ltd 671,000 5,152
Allianz SE 24,006 8,221
ASR Nederland NV 9,853 523
Aviva PLC 166,465 1,145
AXA SA 110,152 4,307
Baloise Holding AG 2,563 495
Dai-ichi Life Holdings Inc 56,200 1,666
Generali 58,540 1,933
Gjensidige Forsikring ASA 12,681 260
Hannover Rueck SE 3,748 997
Helvetia Holding AG 2,308 434
Insurance Australia Group Ltd 147,046 726
Japan Post Holdings Co Ltd 119,600 1,277
Japan Post Insurance Co Ltd 12,100 236
Legal & General Group PLC 366,368 1,134
M&G PLC 143,397 383
Medibank Pvt Ltd 171,212 464
MS&AD Insurance Group Holdings Inc 80,000 1,682
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
8,314 4,712
NN Group NV 16,723 848
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Phoenix Group Holdings PLC 44,458 $ 291
Prudential PLC 164,713 1,516
QBE Insurance Group Ltd 93,588 1,257
Sampo Oyj 150,522 1,322
Sompo Holdings Inc 55,350 1,648
Suncorp Group Ltd 67,320 846
Swiss Life Holding AG 1,785 1,561
Swiss Re AG 18,751 3,014
T&D Holdings Inc 30,400 640
Talanx AG 4,013 365
Tokio Marine Holdings Inc 110,600 3,939
Tryg A/S 21,076 461
Unipol Assicurazioni SpA 22,302 333
Zurich Insurance Group AG 9,096 6,010
$ 61,417
Internet - 1 .66%
Auto Trader Group PLC
(f)
55,224 542
CAR Group Ltd 23,481 546
Delivery Hero SE
(d),(f)
11,835 338
Grab Holdings Ltd
(d)
143,310 695
LY Corp 177,900 601
M3 Inc 27,400 324
MonotaRO Co Ltd 15,800 265
Prosus NV
(d)
85,046 3,745
Rakuten Group Inc
(d)
93,700 580
Scout24 SE
(f)
4,663 456
Sea Ltd ADR
(d)
22,769 2,898
Spotify Technology SA
(d)
9,573 5,821
Trend Micro Inc/Japan 7,900 581
Wix.com Ltd
(d)
3,286 659
ZOZO Inc 8,500 266
$ 18,317
Investment Companies - 0 .58%
Eurazeo SE 2,654 210
EXOR NV 6,182 602
Groupe Bruxelles Lambert NV 5,163 369
Industrivarden AB - A Shares 7,410 280
Industrivarden AB - C Shares 9,625 364
Infratil Ltd 57,175 349
Investment AB Latour 9,388 255
Investor AB - B Shares 107,603 3,204
L E Lundbergforetagen AB 4,819 241
Sofina SA 977 241
Washington H Soul Pattinson & Co Ltd 14,860 316
$ 6,431
Iron & Steel - 0 .37%
ArcelorMittal SA 29,160 833
BlueScope Steel Ltd 27,268 412
Fortescue Ltd 105,278 1,080
JFE Holdings Inc 35,800 447
Nippon Steel Corp
(e)
60,077 1,334
$ 4,106
Leisure Products & Services - 0 .29%
Amadeus IT Group SA 28,006 2,115
Shimano Inc 4,700 638
Yamaha Motor Co Ltd 57,400 473
$ 3,226
Lodging - 0 .28%
Accor SA 12,118 607
Galaxy Entertainment Group Ltd 138,000 568
InterContinental Hotels Group PLC 9,852 1,234
Sands China Ltd
(d)
153,200 351
Whitbread PLC 10,968 370
$ 3,130
Machinery - Construction & Mining - 1 .71%
Epiroc AB - A Shares 40,970 800
Epiroc AB - B Shares 24,244 415
Hitachi Ltd 288,200 7,325

Schedule of Investments
International Equity Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Komatsu Ltd 56,100 $ 1,682
Metso Oyj 38,652 429
Mitsubishi Electric Corp 118,200 1,835
Mitsubishi Heavy Industries Ltd 199,300 2,676
Sandvik AB 66,285 1,441
Siemens Energy AG
(d)
39,754 2,286
$ 18,889
Machinery - Diversified - 1 .69%
Atlas Copco AB - A Shares 166,987 2,851
Atlas Copco AB - B Shares 97,036 1,450
Beijer Ref AB 23,929 357
Daifuku Co Ltd 20,300 532
FANUC Corp 58,800 1,693
GEA Group AG 9,643 559
Hexagon AB 129,072 1,488
Keyence Corp 12,060 4,810
Kone Oyj 21,131 1,193
Kubota Corp 60,800 752
Omron Corp
(e)
11,100 335
SMC Corp 3,600 1,304
Spirax Group PLC 4,577 423
Wartsila OYJ Abp 31,268 595
Yaskawa Electric Corp 14,100 382
$ 18,724
Media - 0 .16%
Bollore SE 44,328 268
Informa PLC 82,699 900
Pearson PLC 37,279 642
$ 1,810
Metal Fabrication & Hardware - 0 .24%
Prysmian SpA 17,469 1,039
SKF AB 21,205 458
Tenaris SA 25,805 488
VAT Group AG
(f)
1,678 635
$ 2,620
Mining - 1 .97%
Anglo American PLC 78,997 2,328
Antofagasta PLC 24,516 540
BHP Group Ltd 315,435 7,644
Boliden AB 17,003 596
Glencore PLC
(d)
644,722 2,591
Norsk Hydro ASA 87,428 517
Northern Star Resources Ltd 71,145 769
Rio Tinto Ltd 23,077 1,626
Rio Tinto PLC 70,103 4,236
South32 Ltd 280,840 619
Sumitomo Metal Mining Co Ltd 15,600 342
$ 21,808
Miscellaneous Manufacturers - 1 .27%
Alfa Laval AB 17,986 777
Alstom SA
(d)
21,519 473
Indutrade AB 16,987 484
Knorr-Bremse AG 4,510 391
Siemens AG 47,248 10,840
Smiths Group PLC 21,312 543
Trelleborg AB 13,245 516
$ 14,024
Office & Business Equipment - 0 .24%
Canon Inc 58,000 1,963
Ricoh Co Ltd 32,800 357
Seiko Epson Corp 17,900 303
$ 2,623
Oil & Gas - 3 .34%
Aker BP ASA 19,646 407
BP PLC 1,002,246 5,515
DCC PLC
(d)
6,152 417
ENEOS Holdings Inc 169,730 911
Eni SpA 132,724 1,922
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Equinor ASA 52,087 $ 1,210
Galp Energia SGPS SA 25,939 428
Idemitsu Kosan Co Ltd 56,305 383
Inpex Corp 54,800 694
Neste Oyj 26,826 240
OMV AG 9,155 405
Repsol SA 71,953 916
Santos Ltd 201,908 825
Shell PLC 378,936 12,662
TotalEnergies SE 134,153 8,089
Woodside Energy Group Ltd 118,042 1,848
$ 36,872
Packaging & Containers - 0 .07%
SIG Group AG
(d)
19,012 378
Stora Enso Oyj 36,201 389
$ 767
Pharmaceuticals - 8 .54%
Amplifon SpA 7,895 201
Astellas Pharma Inc 112,500 1,094
AstraZeneca PLC 96,394 14,584
Bayer AG 61,075 1,443
Chugai Pharmaceutical Co Ltd 41,700 2,095
Daiichi Sankyo Co Ltd 108,900 2,507
Eisai Co Ltd 16,300 469
Galderma Group AG
(d)
5,176 631
Grifols SA
(d)
18,915 208
GSK PLC 257,695 4,755
Hikma Pharmaceuticals PLC 10,346 282
Ipsen SA 2,344 272
Kyowa Kirin Co Ltd 14,700 208
Merck KGaA 8,035 1,141
Novartis AG 122,530 13,334
Novo Nordisk A/S 200,220 18,162
Ono Pharmaceutical Co Ltd 23,700 256
Orion Oyj 6,737 379
Otsuka Holdings Co Ltd 27,400 1,343
Recordati Industria Chimica e Farmaceutica SpA 7,151 404
Roche Holding AG 43,677 14,546
Roche Holding AG 1,989 698
Sandoz Group AG 25,963 1,140
Sanofi SA 70,674 7,722
Shionogi & Co Ltd 47,000 704
Takeda Pharmaceutical Co Ltd 98,900 2,854
Teva Pharmaceutical Industries Ltd ADR
(d)
69,651 1,146
UCB SA 7,860 1,485
Zealand Pharma A/S
(d)
3,973 369
$ 94,432
Pipelines - 0 .03%
APA Group 80,504 369
Private Equity - 0 .58%
3i Group PLC 60,514 3,028
CapitaLand Investment Ltd/Singapore 145,600 277
CVC Capital Partners PLC
(d),(f)
13,217 304
EQT AB 23,147 721
Partners Group Holding AG 1,410 2,088
$ 6,418
Real Estate - 0 .97%
Azrieli Group Ltd 2,692 205
CK Asset Holdings Ltd 119,632 521
Daito Trust Construction Co Ltd 3,600 374
Fastighets AB Balder
(d)
44,637 317
Henderson Land Development Co Ltd 90,982 249
Hongkong Land Holdings Ltd 68,529 310
Hulic Co Ltd 29,100 272
LEG Immobilien SE 4,630 384
Mitsubishi Estate Co Ltd 66,100 972
Mitsui Fudosan Co Ltd 164,400 1,430
REA Group Ltd 3,285 491
Sagax AB 13,662 284

Schedule of Investments
International Equity Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sekisui House Ltd 37,100 $ 839
Sino Land Co Ltd 253,073 253
Sumitomo Realty & Development Co Ltd 19,200 670
Sun Hung Kai Properties Ltd 90,000 847
Swiss Prime Site AG 4,806 554
Vonovia SE 46,040 1,426
Wharf Real Estate Investment Co Ltd 105,000 274
$ 10,672
REITs - 0 .81%
CapitaLand Ascendas REIT 232,550 443
CapitaLand Integrated Commercial Trust 362,910 530
Covivio SA/France 3,538 193
Gecina SA 2,918 274
Goodman Group 126,263 2,472
GPT Group/The 119,088 342
Klepierre SA 13,375 425
Land Securities Group PLC 43,996 314
Link REIT 161,640 735
Nippon Building Fund Inc 476 393
Scentre Group 323,383 680
Segro PLC 79,900 710
Stockland 148,406 471
Unibail-Rodamco-Westfield 7,513 637
Vicinity Ltd 240,555 327
$ 8,946
Retail - 2 .30%
Associated British Foods PLC 20,388 488
Avolta AG 5,465 248
Cie Financiere Richemont SA 33,420 6,848
Fast Retailing Co Ltd 11,900 3,632
H & M Hennes & Mauritz AB 35,216 472
Industria de Diseno Textil SA 67,815 3,644
JD Sports Fashion PLC 164,333 162
Kingfisher PLC 112,716 352
MatsukiyoCocokara & Co 21,000 320
Moncler SpA 14,521 998
Next PLC 7,306 927
Nitori Holdings Co Ltd 5,000 512
Pan Pacific International Holdings Corp 23,700 632
Pandora A/S 5,097 900
Reece Ltd 14,336 155
Swatch Group AG/The - BR 1,799 350
Tokyo Gas Co Ltd 21,800 687
Wesfarmers Ltd 70,546 3,272
Zalando SE
(d),(f)
13,947 502
Zensho Holdings Co Ltd 6,100 309
$ 25,410
Semiconductors - 3 .08%
Advantest Corp 47,600 2,667
ASM International NV 2,912 1,585
ASML Holding NV 24,479 17,411
BE Semiconductor Industries NV 5,045 569
Disco Corp 5,700 1,447
Infineon Technologies AG 81,187 3,012
Lasertec Corp 5,000 453
Renesas Electronics Corp 104,600 1,746
STMicroelectronics NV 42,092 1,055
Tokyo Electron Ltd 27,800 4,157
$ 34,102
Shipbuilding - 0 .09%
Kongsberg Gruppen ASA 5,468 665
Yangzijiang Shipbuilding Holdings Ltd 160,600 284
$ 949
Software - 2 .46%
Capcom Co Ltd 21,500 533
Dassault Systemes SE 41,604 1,650
Global-e Online Ltd
(d)
6,229 265
Konami Group Corp 6,200 757
Monday.com Ltd
(d)
2,324 690
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Nemetschek SE 3,590 $ 421
Nexon Co Ltd 21,300 288
Nice Ltd
(d)
3,987 553
Oracle Corp Japan 2,400 229
Pro Medicus Ltd 3,573 570
Sage Group PLC/The 62,323 999
SAP SE 64,918 18,015
Temenos AG 3,505 289
TIS Inc 13,400 373
WiseTech Global Ltd 11,436 644
Xero Ltd
(d)
9,038 969
$ 27,245
Telecommunications - 2 .91%
BT Group PLC 402,349 811
Deutsche Telekom AG 216,999 7,831
Elisa Oyj 8,842 407
Hikari Tsushin Inc 1,100 279
HKT Trust & HKT Ltd 239,980 308
KDDI Corp 95,300 3,108
Koninklijke KPN NV 241,767 923
Nippon Telegraph & Telephone Corp 1,857,700 1,799
Nokia OYJ 313,655 1,507
Orange SA 115,759 1,387
Singapore Telecommunications Ltd 462,000 1,165
SoftBank Corp 1,779,100 2,536
SoftBank Group Corp 59,400 3,309
Swisscom AG 1,610 918
Tele2 AB 33,983 403
Telecom Italia SpA/Milano
(d)
631,837 178
Telefonaktiebolaget LM Ericsson 172,693 1,421
Telefonica SA 246,752 1,100
Telenor ASA 38,281 496
Telia Co AB 146,672 476
Telstra Group Ltd 251,411 649
Vodafone Group PLC 1,264,174 1,116
$ 32,127
Toys, Games & Hobbies - 0 .57%
Bandai Namco Holdings Inc 36,900 1,232
Nintendo Co Ltd 68,600 5,121
$ 6,353
Transportation - 1 .25%
AP Moller - Maersk A/S - A 182 316
AP Moller - Maersk A/S - B 283 498
Central Japan Railway Co 48,000 945
Deutsche Post AG 59,682 2,333
DSV A/S 12,706 2,554
East Japan Railway Co 56,400 1,115
Getlink SE 18,806 312
Hankyu Hanshin Holdings Inc 14,200 371
InPost SA
(d)
14,267 247
Kawasaki Kisen Kaisha Ltd 23,100 336
Kuehne + Nagel International AG 3,003 693
Mitsui OSK Lines Ltd
(e)
21,400 791
MTR Corp Ltd 96,500 316
Nippon Yusen KK 27,200 956
Poste Italiane SpA
(f)
28,419 459
SG Holdings Co Ltd 20,300 207
SITC International Holdings Co Ltd 83,000 200
Tokyo Metro Co Ltd
(d)
18,600 218
Tokyu Corp
(e)
33,000 381
West Japan Railway Co 27,900 553
$ 13,801
Water - 0 .21%
Severn Trent PLC 16,797 530
United Utilities Group PLC 42,391 524
Veolia Environnement SA 43,743 1,311
$ 2,365
TOTAL COMMON STOCKS $ 1,063,811

Schedule of Investments
International Equity Index Fund
February 28, 2025 (unaudited)
See accompanying notes.

PREFERRED STOCKS - 0 .34 % Shares Held Value (000's)
Automobile Manufacturers - 0 .22%
Bayerische Motoren Werke AG 6.02% 3,480 $ 285
Dr Ing hc F Porsche AG 2.31%
(f)
7,080 416
Porsche Automobil Holding SE 2.56% 9,519 370
Volkswagen AG 9.06% 12,820 1,382
$ 2,453
Consumer Products - 0 .08%
Henkel AG & Co KGaA 1.85% 10,522 908
Electronics - 0 .04%
Sartorius AG 0.74% 1,629 408
TOTAL PREFERRED STOCKS $ 3,769
Total Investments $ 1,104,834
Other Assets and Liabilities -  0.04% 485
TOTAL NET ASSETS - 100.00% $ 1,105,319
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,433 or
0.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,291 or 0.21% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $13,020 or 1.18% of net assets.
Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 8,792 $ 119,163 $ 123,446 $ 4,509
$ 8,792 $ 119,163 $ 123,446 $ 4,509
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 39 $ — $ — $ —
$ 39 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2025 Long 21 $ 2,551 $ (3)
Total $ (3)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .05 % Shares Held Value (000's)
Money Market Funds - 1 .05%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(a),(b)
1,772,193 $ 1,772
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(c)
2,765,619 2,766
$ 4,538
TOTAL INVESTMENT COMPANIES $ 4,538
COMMON STOCKS - 99 .29 % Shares Held Value (000's)
Advertising - 0 .56%
Stroeer SE & Co KGaA 44,317 $ 2,442
Aerospace & Defense - 0 .82%
Saab AB 118,878 3,551
Airlines - 0 .82%
JET2 PLC 199,160 3,539
Apparel - 2 .51%
Asics Corp 171,100 3,831
Gildan Activewear Inc 69,700 3,765
Yue Yuen Industrial Holdings Ltd 1,591,500 3,264
$ 10,860
Automobile Parts & Equipment - 0 .91%
CIE Automotive SA 31,153 731
Nifco Inc/Japan 131,700 3,217
$ 3,948
Banks - 5 .99%
Banca Mediolanum SpA 284,091 4,024
Banca Monte dei Paschi di Siena SpA 579,618 4,212
Banco Comercial Portugues SA 6,672,813 3,720
BAWAG Group AG
(d),(e)
47,627 4,815
Chiba Bank Ltd/The 349,800 3,175
Concordia Financial Group Ltd
(f)
452,800 2,651
Mebuki Financial Group Inc 783,600 3,324
$ 25,921
Beverages - 0 .76%
Royal Unibrew A/S 43,059 3,285
Biotechnology - 0 .57%
Bavarian Nordic A/S
(d)
105,124 2,449
Building Materials - 3 .10%
Breedon Group PLC 566,686 3,160
Buzzi SpA 77,279 3,487
Sumitomo Osaka Cement Co Ltd 129,700 3,034
Wienerberger AG 113,715 3,748
$ 13,429
Chemicals - 2 .60%
ADEKA Corp 148,700 2,757
Air Water Inc 217,400 2,701
Fuso Chemical Co Ltd 108,700 2,459
NOF Corp 246,200 3,329
$ 11,246
Commercial Services - 4 .75%
4imprint Group PLC 45,682 3,019
Boyd Group Services Inc 20,900 3,499
Elis SA 212,440 4,332
GMO Payment Gateway Inc 45,900 2,302
Securitas AB 277,482 4,011
TechnoPro Holdings Inc 170,300 3,374
$ 20,537
Computers - 2 .81%
Computacenter PLC 107,574 2,912
CyberArk Software Ltd
(d)
9,790 3,562
Serco Group PLC 1,214,109 2,505
Sopra Steria Group 19,997 3,179
$ 12,158
Distribution & Wholesale - 2 .26%
Rexel SA 108,193 2,940
SGH Ltd 97,324 3,143
Sojitz Corp 168,500 3,700
$ 9,783
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2 .42%
Credit Saison Co Ltd 147,000 $ 3,472
IG Group Holdings PLC 288,807 3,474
Man Group PLC/Jersey 1,307,743 3,521
$ 10,467
Electric - 3 .08%
Capital Power Corp 91,000 3,192
Hera SpA 942,233 3,663
Sembcorp Industries Ltd 688,600 3,114
Tohoku Electric Power Co Inc 466,700 3,340
$ 13,309
Electrical Components & Equipment - 0 .58%
SWCC Corp 62,100 2,529
Electronics - 2 .38%
Celestica Inc
(d)
36,900 3,940
NKT A/S
(d)
41,698 2,849
SCREEN Holdings Co Ltd 48,400 3,503
$ 10,292
Engineering & Construction - 5 .38%
Balfour Beatty PLC 557,344 3,267
Fraport AG Frankfurt Airport Services
Worldwide
(d)
52,971 3,048
Kajima Corp 153,900 3,205
Kandenko Co Ltd 219,800 3,703
Kinden Corp 159,400 3,364
Stantec Inc 38,190 3,254
Technip Energies NV 109,485 3,433
$ 23,274
Food - 4 .25%
AAK AB 120,116 3,358
Cranswick PLC 50,146 3,094
Empire Co Ltd 75,200 2,340
Kotobuki Spirits Co Ltd 242,100 3,793
Toyo Suisan Kaisha Ltd 55,200 3,284
Yamazaki Baking Co Ltd 139,200 2,506
$ 18,375
Hand & Machine Tools - 0 .70%
Amada Co Ltd 316,200 3,026
Healthcare - Products - 1 .56%
ConvaTec Group PLC
(e)
1,240,376 4,067
Menicon Co Ltd 321,300 2,690
$ 6,757
Home Builders - 0 .75%
Bellway PLC 109,438 3,250
Home Furnishings - 0 .88%
JVCKenwood Corp 421,400 3,826
Insurance - 2 .61%
ASR Nederland NV 72,685 3,857
AUB Group Ltd 157,646 3,051
Beazley PLC 395,157 4,388
$ 11,296
Internet - 1 .49%
Scout24 SE
(e)
32,003 3,130
U-Next Holdings Co Ltd 277,200 3,309
$ 6,439
Iron & Steel - 1 .20%
thyssenkrupp AG 660,299 5,203
Leisure Products & Services - 0 .81%
Flight Centre Travel Group Ltd 348,475 3,513
Lodging - 1 .44%
MGM China Holdings Ltd 2,621,200 3,635
Whitbread PLC 76,786 2,594
$ 6,229
Machinery - Construction & Mining - 0 .94%
Weir Group PLC/The 132,620 4,084

Schedule of Investments
International Small Company Fund
February 28, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 3 .83%
ANDRITZ AG 45,253 $ 2,674
ATS Corp
(d)
104,500 3,038
IMI PLC 170,395 4,333
KION Group AG 81,496 3,292
Organo Corp 67,800 3,215
$ 16,552
Media - 0 .71%
Quebecor Inc 134,700 3,077
Metal Fabrication & Hardware - 0 .82%
Vallourec SACA
(d)
180,378 3,530
Mining - 4 .75%
Alamos Gold Inc 194,000 4,433
Bellevue Gold Ltd
(d)
3,790,124 2,804
Capstone Copper Corp
(d)
494,200 2,729
De Grey Mining Ltd
(d)
2,233,257 2,762
NGEx Minerals Ltd
(d)
247,927 2,397
Osisko Gold Royalties Ltd 197,700 3,619
Paladin Energy Ltd
(d),(f)
414,632 1,805
$ 20,549
Miscellaneous Manufacturers - 2 .33%
Amano Corp 118,400 3,056
Diploma PLC 67,679 3,857
Trelleborg AB 81,670 3,182
$ 10,095
Office & Business Equipment - 0 .72%
Canon Marketing Japan Inc 91,900 3,117
Oil & Gas - 1 .96%
ARC Resources Ltd 150,900 2,787
Var Energi ASA 814,115 2,302
Veren Inc 621,400 3,393
$ 8,482
Oil & Gas Services - 0 .74%
SBM Offshore NV 151,712 3,193
Packaging & Containers - 0 .97%
Gerresheimer AG 41,164 3,469
Rengo Co Ltd 138,900 740
$ 4,209
Pharmaceuticals - 2 .10%
Hikma Pharmaceuticals PLC 114,608 3,125
Laboratorios Farmaceuticos Rovi SA 43,042 2,366
Suzuken Co Ltd/Aichi Japan 56,100 1,781
Zealand Pharma A/S
(d)
19,659 1,824
$ 9,096
Private Equity - 1 .08%
Intermediate Capital Group PLC 161,890 4,687
Real Estate - 2 .60%
PSP Swiss Property AG 29,072 4,283
TAG Immobilien AG 236,730 3,472
Tokyo Tatemono Co Ltd 218,300 3,486
$ 11,241
REITs - 7 .97%
British Land Co PLC/The 936,792 4,262
Canadian Apartment Properties REIT 94,000 2,620
Gecina SA 35,433 3,322
Invincible Investment Corp 7,357 3,139
KDX Realty Investment Corp 3,369 3,587
Keppel DC REIT 2,229,700 3,426
Mirvac Group 3,193,495 4,123
Mitsui Fudosan Logistics Park Inc 5,048 3,459
Stockland 1,003,399 3,185
Tritax Big Box REIT PLC 1,820,495 3,378
$ 34,501
Retail - 4 .44%
ABC-Mart Inc 100,400 1,927
B&M European Value Retail SA 760,788 2,671
Brunello Cucinelli SpA 32,210 4,193
Food & Life Cos Ltd 166,900 4,582
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
JINS Holdings Inc 61,800 $ 2,698
Monogatari Corp/The 147,500 3,142
$ 19,213
Semiconductors - 0 .78%
Nova Ltd
(d)
14,016 3,352
Software - 2 .27%
Cellebrite DI Ltd
(d)
172,121 3,195
Descartes Systems Group Inc/The
(d)
30,500 3,400
TIS Inc 116,700 3,246
$ 9,841
Transportation - 2 .29%
Kamigumi Co Ltd 141,300 3,200
Kyushu Railway Co 142,300 3,412
Sankyu Inc 84,200 3,307
$ 9,919
TOTAL COMMON STOCKS $ 429,671
Total Investments $ 434,209
Other Assets and Liabilities -  (0.34)% (1,452)
TOTAL NET ASSETS - 100.00% $ 432,757
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,772 or
0.41% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,012 or 2.78% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,666 or 0.38% of net assets.

Schedule of Investments
International Small Company Fund
February 28, 2025 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 22,143 $ 153,030 $ 172,407 $ 2,766
$ 22,143 $ 153,030 $ 172,407 $ 2,766
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 86 $ — $ — $ —
$ 86 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .39 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .39%
iShares Short-Term National Muni Bond ETF 1,000 $ 106
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 44
VanEck High Yield Muni ETF 10,341 543
VanEck Short High Yield Muni ETF 1,000 23
$ 716
TOTAL INVESTMENT COMPANIES $ 716
MUNICIPAL BONDS - 109 .38%
Principal
Amount (000's) Value (000's)
Alabama - 6 .82%
County of Jefferson AL Sewer Revenue
5.50%, 10/01/2053 $ 1,800 $ 1,950
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,700 1,848
5.00%, 09/01/2046 3,355 3,638
Mobile County Industrial Development Authority
4.75%, 12/01/2054 3,000 2,961
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(a)
2,003 2,045
$ 12,442
Arizona - 1 .99%
Arizona Industrial Development Authority
0.00%, 01/01/2059
(b)
1,150 208
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(a)
1,000 898
Navajo Nation
5.50%, 12/01/2030
(a)
2,500 2,525
$ 3,631
Arkansas - 2 .32%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(a)
1,000 995
5.45%, 09/01/2052 1,000 1,038
6.88%, 07/01/2048
(a)
2,000 2,200
$ 4,233
California - 23 .44%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2052
(c)
1,000 1,063
Bay Area Toll Authority
2.60%, 04/01/2056 5 3
California Educational Facilities Authority
5.00%, 05/01/2049 2,500 2,952
California Infrastructure & Economic Development
Bank
0.00%, 01/01/2065
(a),(b),(d),(e)
4,500 4,565
8.00%, 01/01/2050
(a),(e)
2,000 2,066
California Pollution Control Financing Authority
5.00%, 07/01/2038
(a)
1,115 1,197
5.00%, 07/01/2039
(a)
1,250 1,293
California Public Finance Authority
6.38%, 06/01/2059
(a)
5,000 4,843
6.75%, 07/01/2065
(a)
3,500 3,534
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,021
City of Compton CA Sewer Revenue
6.00%, 09/01/2039 1,000 1,019
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(f)
1,421 1,530
La Verne Public Financing Authority
7.25%, 09/01/2026 165 166
Los Angeles Department of Water & Power
3.50%, 07/01/2057
(e)
2,555 2,555
3.55%, 07/01/2051
(e)
1,750 1,750
3.63%, 07/01/2034
(e)
1,800 1,800
3.63%, 07/01/2050
(e)
600 600
3.65%, 07/01/2034
(e)
3,720 3,720
3.65%, 07/01/2035
(e)
2,000 2,000
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles Department of Water & Power Water
System Revenue
3.60%, 07/01/2050
(e)
$ 1,500 $ 1,500
3.75%, 07/01/2035
(e)
1,000 1,000
San Francisco City & County Airport Comm-San
Francisco International Airport
5.25%, 05/01/2055
(f)
1,500 1,599
Tender Option Bond Trust Receipts/Certificates
3.75%, 01/01/2030 1,000 1,000
$ 42,776
Colorado - 1 .69%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,232 1,226
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(a)
1,000 875
Regional Transportation District
4.00%, 07/15/2040 1,000 991
$ 3,092
Connecticut - 0 .94%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
1,700 1,714
Florida - 11 .77%
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(f)
3,000 3,052
Florida Development Finance Corp
4.38%, 10/01/2054
(a),(e)
2,000 2,022
5.25%, 08/01/2029
(a)
1,000 1,052
5.25%, 08/01/2055 1,000 1,036
5.50%, 07/01/2053 3,000 3,084
6.13%, 07/01/2032
(a),(e)
2,000 2,044
10.00%, 07/15/2059
(a),(e)
3,000 3,107
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(f)
2,000 2,128
Ocean Highway & Port Authority
5.50%, 12/01/2049
(a)
1,500 1,248
Orange County Housing Finance Authority
7.00%, 10/01/2025 70 70
Palm Beach County Health Facilities Authority
7.63%, 05/15/2058 1,000 1,133
Village Community Development District No 15
4.80%, 05/01/2055
(a)
1,500 1,503
$ 21,479
Georgia - 5 .49%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(b)
5,000 4,344
5.50%, 04/01/2039
(a)
4,000 4,131
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
1,528 1,551
$ 10,026
Illinois - 5 .92%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,400 1,480
City of Chicago IL
7.46%, 02/15/2026 990 693
Illinois State Toll Highway Authority
4.00%, 01/01/2046
(f)
400 380
5.00%, 01/01/2040
(f)
5,000 5,061
5.25%, 01/01/2043
(f)
1,500 1,668
State of Illinois
5.50%, 05/01/2047 1,435 1,532
$ 10,814
Indiana - 0 .47%
City of Whiting IN
3.00%, 11/01/2051 1,145 852
Iowa - 0 .63%
Iowa Finance Authority
5.00%, 12/01/2050
(e)
1,000 1,153

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Kansas - 0 .56%
City of Wichita KS
6.00%, 05/15/2054 $ 1,000 $ 1,020
Kentucky - 0 .55%
City of Henderson KY
4.45%, 01/01/2042
(a)
1,000 1,003
Louisiana - 3 .53%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 972
4.40%, 11/01/2044
(a)
805 807
5.50%, 11/01/2039
(a)
500 522
5.65%, 11/01/2037
(a)
800 847
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(b)
278 —
Parish of St James LA
6.35%, 10/01/2040
(a)
3,000 3,299
$ 6,447
Maine - 0 .18%
Finance Authority of Maine
0.00%, 12/01/2051
(a),(b)
1,000 327
Maryland - 0 .56%
City of Westminster MD
6.25%, 07/01/2044 600 600
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(b),(c)
1,500 430
$ 1,030
Michigan - 1 .36%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,018
Michigan State Building Authority
1.96%, 04/15/2059
(e)
500 500
Michigan Strategic Fund
5.00%, 11/15/2049 1,000 967
$ 2,485
Montana - 0 .75%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,371
Nevada - 1 .14%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(f)
2,000 2,071
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(b)
706 —
$ 2,071
New Hampshire - 1 .14%
New Hampshire Business Finance Authority
4.38%, 09/20/2036 965 971
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(c)
1,000 1,102
$ 2,073
New Jersey - 1 .15%
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,077
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,019
$ 2,096
New York - 14 .22%
New York City Transitional Finance Authority
5.50%, 05/01/2042 1,000 1,141
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,510
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority
5.00%, 10/01/2050
(f)
$ 1,000 $ 1,160
5.25%, 10/01/2049 2,000 2,088
5.50%, 05/01/2049 1,250 1,362
5.50%, 05/01/2056 1,950 2,116
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(a),(e)
1,000 1,061
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 923
5.00%, 01/01/2034 1,000 1,030
5.38%, 08/01/2036 1,050 1,098
5.63%, 04/01/2040 1,000 1,072
6.00%, 06/30/2054 1,100 1,185
New York Transportation Development Corp (credit
support from Assured Guaranty Municipal Corp )
5.50%, 06/30/2044
(c)
1,210 1,299
Oneida Indian Nation of New York
6.00%, 09/01/2043
(a)
3,000 3,286
Suffolk Regional Off-Track Betting Co
6.00%, 12/01/2053 3,000 3,112
Westchester County Local Development Corp
6.25%, 11/01/2052 1,000 1,116
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(a)
1,500 1,387
$ 25,946
Ohio - 3 .26%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,650 2,423
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(a)
900 738
4.50%, 12/01/2055
(a)
1,210 1,040
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(a)
1,000 985
State of Ohio
2.05%, 01/15/2045
(e)
765 765
$ 5,951
Oklahoma - 0 .55%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,010
Pennsylvania - 2 .15%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,002
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,001
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 2,000 1,922
$ 3,925
Puerto Rico - 3 .27%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
133 95
0.00%, 11/01/2043
(b),(e)
426 268
4.00%, 07/01/2037 80 79
4.00%, 07/01/2041 108 104
4.00%, 07/01/2046 113 103
5.38%, 07/01/2025 58 58
5.63%, 07/01/2029 112 121
5.75%, 07/01/2031 109 122
Puerto Rico Industrial Tourist Educational Medical
& Envirml Ctl Facs Fing Auth
6.75%, 01/01/2045 1,480 1,763
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 3,250 3,263
$ 5,976

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina - 0 .52%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2040
(a),(b)
$ 1,000 $ 150
0.00%, 06/01/2051
(a),(b)
2,000 300
5.25%, 11/15/2052 500 502
$ 952
South Dakota - 0 .27%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
500 496
Tennessee - 1 .49%
Chattanooga Health Educational & Housing Facility
Board
5.00%, 10/01/2028 1,050 1,057
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 891
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(a)
750 764
$ 2,712
Texas - 6 .99%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 954
4.00%, 07/15/2041 500 477
5.50%, 07/15/2039 1,500 1,621
New Hope Cultural Education Facilities Finance
Corp
6.50%, 07/01/2056
(a),(d)
4,200 4,198
Port of Beaumont Navigation District
4.00%, 01/01/2050
(a)
3,000 2,556
5.13%, 01/01/2044
(a)
1,000 1,027
5.25%, 01/01/2054
(a)
505 519
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 942
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 450 466
$ 12,760
Utah - 1 .68%
Mida Mountain Village Public Infrastructure District
5.13%, 06/15/2054
(a)
1,500 1,497
6.00%, 06/15/2054
(a)
1,500 1,569
$ 3,066
Virginia - 1 .05%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,132
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 784
$ 1,916
Wisconsin - 1 .53%
Public Finance Authority
5.00%, 09/01/2039
(a)
1,000 1,017
5.00%, 06/01/2041
(a)
1,000 1,037
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 285
7.00%, 07/01/2043 500 460
$ 2,799
TOTAL MUNICIPAL BONDS $ 199,644
Total Investments $ 200,360
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.46)%
Notes with interest rates of 1.89% -2.01% at
February 28, 2025 and contractual maturity of
collateral from 2025-2045.
(g)
$ (11,798) (11,798)
Total Net Investments $ 188,562
Other Assets and Liabilities -  (3.31)% (6,033)
TOTAL NET ASSETS - 100.00% $ 182,529
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $81,075 or 44.42% of net assets.
(b) Non-income producing security
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security purchased on a when-issued basis.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 28, 2025.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .53 % Shares Held Value (000's)
Money Market Funds - 1 .53%
Principal Government Money Market Fund - Class
R-6 4.21%
(a),(b)
25,560,218 $ 25,560
TOTAL INVESTMENT COMPANIES $ 25,560
COMMON STOCKS - 98 .56 % Shares Held Value (000's)
Advertising - 0 .71%
Interpublic Group of Cos Inc/The 434,575 $ 11,907
Automobile Parts & Equipment - 1 .21%
Linamar Corp 560,248 20,230
Banks - 9 .47%
Cullen/Frost Bankers Inc 299,636 41,059
East West Bancorp Inc 487,657 46,049
ServisFirst Bancshares Inc 365,262 33,385
Wintrust Financial Corp 303,656 37,796
$ 158,289
Building Materials - 0 .89%
Owens Corning 97,045 14,949
Chemicals - 2 .11%
Huntsman Corp 683,586 11,573
RPM International Inc 191,485 23,723
$ 35,296
Commercial Services - 0 .52%
Service Corp International/US 107,100 8,675
Computers - 3 .62%
Amdocs Ltd 374,355 32,662
Leidos Holdings Inc 214,370 27,862
$ 60,524
Consumer Products - 1 .54%
Avery Dennison Corp 136,609 25,678
Distribution & Wholesale - 1 .42%
LKQ Corp 563,805 23,787
Diversified Financial Services - 7 .81%
Air Lease Corp 167,989 8,050
Federal Agricultural Mortgage Corp 155,928 32,600
Hamilton Lane Inc 166,279 25,993
Jefferies Financial Group Inc 550,118 36,418
Raymond James Financial Inc 178,442 27,599
$ 130,660
Electric - 3 .72%
Alliant Energy Corp 385,218 24,858
IDACORP Inc 211,958 24,992
NRG Energy Inc 116,878 12,355
$ 62,205
Electrical Components & Equipment - 1 .72%
Energizer Holdings Inc 279,033 8,575
Littelfuse Inc 86,746 20,134
$ 28,709
Electronics - 3 .26%
Hubbell Inc 58,017 21,558
nVent Electric PLC 400,159 24,146
TD SYNNEX Corp 63,617 8,747
$ 54,451
Engineering & Construction - 0 .75%
Comfort Systems USA Inc 34,663 12,594
Food - 2 .23%
Ingredion Inc 285,154 37,244
Gas - 1 .99%
NiSource Inc 817,370 33,357
Hand & Machine Tools - 4 .40%
Lincoln Electric Holdings Inc 101,338 20,946
MSA Safety Inc 145,352 23,794
Snap-on Inc 84,745 28,912
$ 73,652
Healthcare - Products - 2 .65%
CONMED Corp 225,442 13,340
STERIS PLC 141,294 30,980
$ 44,320
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 4 .17%
Concentra Group Holdings Parent Inc 859,493 $ 19,407
Quest Diagnostics Inc 193,343 33,429
Select Medical Holdings Corp 925,235 16,830
$ 69,666
Home Builders - 1 .36%
LCI Industries 219,076 22,745
Insurance - 6 .57%
Assured Guaranty Ltd 288,517 25,196
Equitable Holdings Inc 807,928 44,452
F&G Annuities & Life Inc 57,677 2,456
Fidelity National Financial Inc 586,076 37,820
$ 109,924
Iron & Steel - 1 .12%
Reliance Inc 63,239 18,792
Leisure Products & Services - 2 .96%
Acushnet Holdings Corp 376,965 24,239
Brunswick Corp/DE 414,758 25,238
$ 49,477
Lodging - 1 .02%
Hyatt Hotels Corp 120,964 17,050
Machinery - Diversified - 4 .22%
AGCO Corp 308,405 29,906
Crane Co 139,045 22,663
Nordson Corp 85,486 17,977
$ 70,546
Metal Fabrication & Hardware - 1 .58%
Timken Co/The 326,539 26,450
Miscellaneous Manufacturers - 0 .54%
Donaldson Co Inc 130,511 9,017
Oil & Gas - 3 .19%
Diamondback Energy Inc 15,984 2,541
HF Sinclair Corp 432,813 15,265
Magnolia Oil & Gas Corp 634,607 14,856
Permian Resources Corp 1,471,430 20,733
$ 53,395
Packaging & Containers - 2 .12%
Packaging Corp of America 166,529 35,486
Pipelines - 2 .58%
Targa Resources Corp 213,521 43,072
REITs - 10 .77%
Agree Realty Corp 408,415 30,141
BXP Inc 245,808 17,435
Camden Property Trust 145,703 18,076
Cousins Properties Inc 681,669 20,675
EastGroup Properties Inc 118,985 21,756
Essential Properties Realty Trust Inc 756,868 24,765
Four Corners Property Trust Inc 649,700 18,679
Regency Centers Corp 182,936 14,031
Terreno Realty Corp 214,450 14,544
$ 180,102
Retail - 2 .97%
Domino's Pizza Inc 17,211 8,428
Williams-Sonoma Inc 212,375 41,324
$ 49,752
Semiconductors - 2 .81%
Amkor Technology Inc 845,856 17,847
MKS Instruments Inc 316,900 29,098
$ 46,945
Shipbuilding - 0 .56%
Huntington Ingalls Industries Inc 52,918 9,291
TOTAL COMMON STOCKS $ 1,648,237
Total Investments $ 1,673,797
Other Assets and Liabilities -  (0.09)% (1,517)
TOTAL NET ASSETS - 100.00% $ 1,672,280

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 30,655 $ 324,031 $ 329,126 $ 25,560
$ 30,655 $ 324,031 $ 329,126 $ 25,560
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 736 $ — $ — $ —
$ 736 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .79%
Invesco Preferred ETF
(a)
3,289,293 $ 38,419
iShares Preferred and Income Securities ETF
(a)
272,850 8,690
$ 47,109
Money Market Funds - 3 .44%
BlackRock Liquidity FedFund - Institutional Class
4.24%
(b),(c)
1,604,833 1,605
Principal Government Money Market Fund - Class
R-6 4.21%
(b),(c),(d)
202,708,084 202,708
$ 204,313
TOTAL INVESTMENT COMPANIES $ 251,422
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
Banks - 0 .05%
Wells Fargo & Co 7.50%
(e)
2,374 $ 2,880
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,880
PREFERRED STOCKS - 7 .62 % Shares Held Value (000's)
Banks - 3 .07%
Bank of America Corp 4.25%, 11/17/2026
(e)
7,500 $ 141
Bank of America Corp 4.38%, 11/03/2025
(e)
293,847 5,727
Bank of America Corp 5.22%, 04/03/2025
(e)
200,640 4,621
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Citizens Financial Group Inc 5.00%, 04/06/2025
(e)
15,373 311
Citizens Financial Group Inc 7.38%, 07/06/2029
(e)
677,000 17,961
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
298,372 5,374
First Horizon Corp 4.70%, 07/10/2026
(e)
1,388 25
First Horizon Corp 6.50%, 10/10/2025
(a),(e)
4,079 101
First Horizon Corp 6.63%, 08/01/2025
(e)
13,646 342
3 Month USD LIBOR + 4.26%
Goldman Sachs Group Inc/The 5.23%,
04/03/2025
(e)
31,810 747
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 5.70%,
06/01/2025
(e)
19,328 438
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(a),(e)
48,664 1,257
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 06/01/2025
(e)
164,722 3,545
JPMorgan Chase & Co 5.75%, 06/01/2025
(e)
10,841 272
KeyCorp 5.65%, 06/15/2025
(a),(e)
57,334 1,308
KeyCorp 6.13%, 12/15/2026
(e)
723,754 18,296
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
393,416 9,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
27,698 702
3 Month USD LIBOR + 4.02%
M&T Bank Corp 7.50%, 06/15/2029
(e)
150,526 4,084
Morgan Stanley 4.25%, 01/15/2027
(e)
45,205 860
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 16,146
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
440,877 11,308
Morgan Stanley 6.63%, 10/15/2029
(e)
464,372 12,111
Northern Trust Corp 4.70%, 07/01/2025
(e)
206,006 4,246
Regions Financial Corp 4.45%, 06/15/2026
(a),(e)
286,305 5,234
Regions Financial Corp 5.70%, 05/15/2029
(e)
337,421 8,257
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
Regions Financial Corp 6.95%, 09/15/2029
(e)
845,586 22,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Truist Financial Corp 4.75%, 09/01/2025
(e)
462,909 9,429
US Bancorp 4.00%, 04/15/2026
(e)
54,816 969
US Bancorp 5.16%, 04/03/2025
(a),(e)
212,642 4,938
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 5.50%, 04/03/2025
(e)
152,583 $ 3,667
Webster Financial Corp 5.25%, 04/03/2025
(e)
194,856 3,959
Webster Financial Corp 6.50%, 04/01/2025
(e)
37,427 901
Wells Fargo & Co 4.38%, 03/15/2026
(e)
25,297 481
Wells Fargo & Co 4.70%, 12/15/2025
(e)
59,138 1,193
Wells Fargo & Co 4.75%, 06/15/2025
(e)
73,015 1,496
$ 182,346
Diversified Financial Services - 0 .49%
Affiliated Managers Group Inc 4.20%, 09/30/2061 160,526 2,604
Affiliated Managers Group Inc 4.75%, 09/30/2060 9,003 168
Affiliated Managers Group Inc 5.88%, 03/30/2059 146,158 3,318
Capital One Financial Corp 4.25%, 09/01/2026
(e)
103,648 1,783
Capital One Financial Corp 4.80%, 06/01/2025
(e)
222,141 4,316
Capital One Financial Corp 5.00%, 06/01/2025
(a),(e)
250,914 5,023
Stifel Financial Corp 4.50%, 08/15/2026
(a),(e)
558,669 10,263
Stifel Financial Corp 5.20%, 10/15/2047
(a)
4,481 99
Stifel Financial Corp 6.13%, 06/15/2025
(e)
5,715 142
Voya Financial Inc 5.35%, 09/15/2029
(e)
58,984 1,479
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 29,195
Electric - 0 .75%
CMS Energy Corp 5.88%, 03/01/2079 112,298 2,646
CMS Energy Corp 5.88%, 10/15/2078 4,626 108
DTE Energy Co 4.38%, 12/01/2081 242,879 4,479
DTE Energy Co 5.25%, 12/01/2077 381,382 8,642
Entergy Arkansas LLC 4.88%, 09/01/2066 50,980 1,088
Entergy Louisiana LLC 4.88%, 09/01/2066 125,440 2,666
Entergy Texas Inc 5.38%, 04/03/2025
(e)
42,934 1,046
Georgia Power Co 5.00%, 10/01/2077
(a)
173,415 3,997
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
98,197 2,301
Southern Co/The 4.95%, 01/30/2080 248,873 5,216
Southern Co/The 5.25%, 12/01/2077 552,715 12,193
$ 44,382
Food - 0 .38%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(f)
236,300 22,921
Gas - 0 .00%
Spire Inc 5.90%, 04/02/2025
(a),(e)
5,031 124
Insurance - 1 .08%
Allstate Corp/The 4.75%, 04/15/2025
(e)
135,447 2,797
Allstate Corp/The 5.10%, 04/15/2025
(e)
47,311 1,049
Allstate Corp/The 7.38%, 07/15/2028
(e)
230,877 6,280
Allstate Corp/The 7.73%, 01/15/2053
(a)
223,696 5,816
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
American Financial Group Inc/OH 4.50%,
09/15/2060
92,709 1,653
American Financial Group Inc/OH 5.63%,
06/01/2060
126,116 2,762
American Financial Group Inc/OH 5.88%,
03/30/2059
93,043 2,112
Arch Capital Group Ltd 4.55%, 06/11/2026
(e)
119,912 2,240
Arch Capital Group Ltd 5.45%, 04/02/2025
(e)
54,066 1,179
Assurant Inc 5.25%, 01/15/2061 16,003 323
Corebridge Financial Inc 6.38%, 12/15/2064 34,735 867
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
538,152 9,891
Equitable Holdings Inc 5.25%, 06/15/2025
(e)
461,567 9,905
Prudential Financial Inc 5.63%, 08/15/2058 169,114 4,015
Prudential Financial Inc 5.95%, 09/01/2062 166,189 4,176
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
227,949 3,766
RenaissanceRe Holdings Ltd 5.75%, 04/03/2025
(e)
22,952 519
W R Berkley Corp 4.13%, 03/30/2061 78,852 1,428
W R Berkley Corp 5.10%, 12/30/2059 150,258 3,158
$ 63,936

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs - 1 .26%
Digital Realty Trust Inc 5.25%, 04/02/2025
(e)
16,600 $ 360
Digital Realty Trust Inc 5.85%, 04/02/2025
(e)
30,820 751
Federal Realty Investment Trust 5.00%,
04/02/2025
(e)
65,290 1,413
Kimco Realty Corp 5.13%, 04/03/2025
(e)
104,113 2,211
Kimco Realty Corp 5.25%, 04/03/2025
(e)
201,769 4,388
Prologis Inc 8.54%, 11/13/2026
(e)
126,555 7,081
Public Storage 3.88%, 10/06/2025
(e)
92,821 1,552
Public Storage 3.90%, 11/17/2025
(e)
109,753 1,852
Public Storage 3.95%, 08/17/2026
(e)
77,245 1,305
Public Storage 4.00%, 06/16/2026
(e)
838,470 14,472
Public Storage 4.00%, 11/19/2026
(e)
464,669 7,978
Public Storage 4.10%, 01/13/2027
(e)
117,583 2,067
Public Storage 4.13%, 08/14/2025
(e)
483,398 8,561
Public Storage 4.63%, 06/17/2025
(e)
170,706 3,383
Public Storage 4.70%, 04/03/2025
(e)
304,291 6,113
Public Storage 4.75%, 04/03/2025
(e)
238,451 4,855
Public Storage 5.60%, 04/03/2025
(e)
273,001 6,596
$ 74,938
Telecommunications - 0 .59%
AT&T Inc 4.75%, 04/03/2025
(e)
1,747,182 34,822
AT&T Inc 5.00%, 04/03/2025
(e)
12,144 260
$ 35,082
TOTAL PREFERRED STOCKS $ 452,924
BONDS - 89 .94%
Principal
Amount (000's) Value (000's)
Banks - 59 .84%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(a),(e),(f),(g),(h)
$ 12,200 $ 12,406
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(g),(h)
2,700 2,746
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
14,200 13,648
USD Swap Semi-Annual 5 Year + 3.87%
7.75%, 01/14/2032
(e),(g),(h)
35,000 35,118
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(e),(g),(h)
17,000 18,726
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
55,000 52,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
8.00%, 02/01/2034
(e),(g),(h)
4,600 4,871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(g),(h)
40,000 44,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(g),(h)
20,000 23,155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
4.38%, 01/27/2027
(e),(g)
21,620 21,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(e),(g)
48,736 49,335
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
8.05%, 06/15/2027 6,112 6,528
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
7.30%, 11/26/2084
(g)
$ 17,000 $ 17,175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(g)
37,793 38,864
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(a),(e),(g)
49,485 48,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
58,050 55,567
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(a),(e),(g)
7,650 7,580
CME Term Secured Overnight Financing
Rate 3 Month + 3.39%
4.70%, 09/20/2025
(e),(g)
9,391 9,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(g)
14,445 13,433
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(g)
1,060 1,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
7.35%, 04/27/2085
(a),(g)
25,300 25,288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(g)
12,200 12,709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(g)
22,103 23,306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(a),(e),(g),(h)
20,900 19,294
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(g),(h)
25,000 25,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.63%, 03/15/2035
(a),(e),(g),(h)
6,600 6,613
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(e),(g),(h)
3,600 3,749
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(a),(e),(g),(h)
50,400 55,988
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(e),(f),(g),(h)
10,000 8,825
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 01/12/2027
(e),(f),(g),(h)
3,200 3,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(e),(f),(g),(h)
4,100 3,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.38%, 08/19/2025
(e),(f),(g),(h)
1,600 1,607
USD Swap Rate NY 5 Year + 5.15%
7.38%, 09/10/2034
(e),(f),(g),(h)
25,000 25,260
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
7.38%, 08/19/2025
(e),(g),(h)
$ 26,000 $ 26,110
USD Swap Rate NY 5 Year + 5.15%
7.75%, 08/16/2029
(e),(f),(g),(h)
52,000 53,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(g),(h)
10,048 10,428
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(e),(f),(g),(h)
15,000 15,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
8.50%, 08/14/2028
(e),(f),(g),(h)
64,300 68,003
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(e),(f),(g),(h)
6,000 6,438
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(e),(g),(h)
8,600 9,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(g)
13,600 13,629
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,700
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
69,500 67,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(g)
35,990 35,331
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(e),(g)
71,997 72,665
CME Term Secured Overnight Financing
Rate 3 Month + 4.78%
6.75%, 02/15/2030
(e),(g)
4,500 4,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
7.00%, 08/15/2034
(e),(g)
22,900 24,085
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.38%, 05/15/2028
(e),(g)
24,600 25,522
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(g)
33,819 32,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(e),(g)
72,996 72,697
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
7.71%, 04/06/2025
(a),(e)
11,385 11,393
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Corestates Capital III
5.15%, 02/15/2027
(f)
18,621 18,400
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(g),(h)
7,100 6,518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
8.13%, 12/23/2025
(e),(f),(g),(h)
63,768 65,123
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(e),(g),(h)
15,000 15,319
USD Swap Semi-Annual 5 Year + 6.19%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S
7.00%, 06/26/2025
(e),(g),(h)
$ 31,145 $ 31,254
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
5,000 4,831
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Deutsche Bank AG
4.79%, 04/30/2025
(e),(g),(h)
1,000 997
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
6.00%, 10/30/2025
(e),(g),(h)
3,000 2,991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Fifth Third Bancorp
4.50%, 09/30/2025
(a),(e),(g)
15,740 15,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
5.56%, 01/15/2027 2,000 1,970
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(a),(e),(g)
23,598 22,824
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(a),(e),(g)
12,800 12,524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(g)
11,800 11,428
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
6.13%, 11/10/2034
(a),(e),(g)
17,100 16,929
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%
6.85%, 02/10/2030
(e),(g)
13,700 13,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(e),(g)
8,000 8,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
15,900 15,818
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(e),(g),(h)
5,600 5,639
USD Swap Rate NY 5 Year + 3.61%
6.88%, 09/11/2029
(a),(e),(g),(h)
5,000 5,026
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.30%
6.95%, 03/11/2034
(a),(e),(g),(h)
6,000 6,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(g)
90,661 88,389
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(g)
38,673 38,229
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(g),(h)
33,400 31,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(e),(g),(h)
26,385 22,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV (continued)
4.88%, 05/16/2029
(a),(e),(g),(h)
$ 7,000 $ 6,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.51%
5.75%, 11/16/2026
(e),(g),(h)
20,625 20,577
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
97,826 97,728
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(a),(e),(g)
99,624 97,236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.50%, 01/15/2087 4,000 3,800
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.50%, 04/01/2030
(e),(g)
13,200 13,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(e),(g)
44,000 46,201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(a),(e),(g)
18,852 18,610
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
5.31%, 07/01/2028 8,405 8,154
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 11,892
Lloyds Banking Group PLC
6.75%, 06/27/2026
(a),(e),(g),(h)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
6.75%, 09/27/2031
(a),(e),(g),(h)
15,000 14,517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
7.50%, 09/27/2025
(e),(g),(h)
68,465 69,104
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(a),(e),(g),(h)
6,400 6,706
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
37,118 35,338
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(a),(e),(g)
6,305 6,253
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
7.30%, 08/01/2025
(a),(e),(g)
15,848 15,863
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(g),(h)
21,000 21,157
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(g),(h)
5,000 5,037
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(a),(e),(g),(h)
16,885 14,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
55,100 55,158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC (continued)
7.30%, 11/19/2034
(a),(e),(g),(h)
$ 6,800 $ 6,796
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.00%, 08/10/2025
(e),(g),(h)
35,225 35,567
USD Swap Semi-Annual 5 Year + 5.72%
8.13%, 11/10/2033
(e),(g),(h)
6,000 6,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.30%, 09/25/2031
(e),(f),(g),(h)
43,100 41,788
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.63%, 03/26/2026
(e),(g),(h)
13,400 13,501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(g),(h)
74,562 75,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(e),(g)
12,400 12,239
CME Term Secured Overnight Financing
Rate 3 Month + 3.46%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(g)
6,000 5,983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(g)
9,200 9,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
111,020 111,446
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
9,964 9,941
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
6.35%, 11/24/2084
(g)
48,350 46,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
7.50%, 05/02/2084
(a),(g)
30,000 31,060
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
5.38%, 11/18/2030
(e),(f),(g),(h)
7,260 6,511
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%
8.50%, 03/25/2034
(e),(f),(g),(h)
24,000 25,127
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
9.38%, 11/22/2027
(e),(f),(g),(h)
3,800 4,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(e),(f),(g),(h)
30,100 32,872
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.30%, 08/19/2028
(a),(e),(f),(g),(h)
17,532 15,801
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
4.75%, 01/14/2031
(e),(f),(g),(h)
10,000 8,707
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.75%, 01/14/2031
(a),(e),(g),(h)
10,000 8,838
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC (continued)
7.01%, 07/30/2037
(a),(e),(f),(g)
$ 9,200 $ 9,701
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(a),(e),(f),(g),(h)
16,600 16,769
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.75%, 08/15/2027
(a),(e),(f),(g),(h)
45,000 46,608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
State Street Corp
6.45%, 09/15/2030
(e),(g)
1,800 1,800
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(e),(g)
51,193 52,343
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(e),(g)
52,160 53,332
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(g),(h)
20,400 19,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Swedbank AB
7.63%, 03/17/2028
(e),(g),(h)
14,000 14,525
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(e),(g),(h)
14,800 15,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(g)
1,000 1,011
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(g)
44,600 46,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.95%, 09/01/2025
(e),(g)
27,134 27,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.10%, 03/01/2030
(a),(e),(g)
35,906 35,028
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.25%, 05/15/2027
(a)
4,900 4,842
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
5.27%, 03/15/2028 9,022 8,834
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
5.55%, 04/01/2027 7,000 6,863
CME Term Secured Overnight Financing
Rate 3 Month + 1.24%
6.67%, 09/01/2025
(a),(e),(g)
48,573 48,342
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS Group AG
3.88%, 06/02/2026
(a),(e),(f),(g),(h)
20,000 19,486
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g),(h)
7,000 6,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.85%, 09/10/2029
(e),(f),(g),(h)
17,000 17,042
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.63%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG (continued)
7.00%, 02/10/2030
(e),(f),(g),(h)
$ 15,600 $ 15,594
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.13%, 08/10/2034
(e),(f),(g),(h)
7,000 7,003
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.18%
9.25%, 11/13/2028
(e),(f),(g),(h)
17,000 18,605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
US Bancorp
3.70%, 01/15/2027
(a),(e),(g)
36,243 34,580
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.30%, 04/15/2027
(e),(g)
10,895 10,762
CME Term Secured Overnight Financing
Rate 3 Month + 3.18%
USB Realty Corp
5.71%, 01/15/2027
(e),(f)
1,500 1,223
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
116,800 114,541
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.06%, 01/15/2027
(a)
5,345 5,286
CME Term Secured Overnight Financing
Rate 3 Month + 0.76%
6.85%, 09/15/2029
(e),(g)
58,400 60,317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(a),(e),(g)
47,100 50,084
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,170
$ 3,554,758
Diversified Financial Services - 5 .56%
American Express Co
3.55%, 09/15/2026
(e),(g)
77,190 74,798
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(g)
50,140 48,419
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(g)
1,100 985
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(e),(g)
109,900 107,254
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(g)
25,006 25,013
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Discover Financial Services
6.13%, 06/23/2025
(a),(e),(g)
31,180 31,160
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Julius Baer Group Ltd
3.63%, 03/23/2028
(e),(g),(h)
3,500 3,116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
6.88%, 06/09/2027
(e),(g),(h)
5,000 4,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Voya Financial Inc
4.70%, 01/23/2048
(a),(g)
$ 13,955 $ 13,252
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(g)
20,306 21,341
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 330,328
Electric - 3 .49%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
20,950 19,953
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.95%, 12/15/2054
(g)
10,000 10,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(g)
18,600 19,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
6.63%, 05/15/2055
(g)
19,000 19,178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
6.88%, 02/01/2055
(g)
18,800 19,482
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(g)
31,000 32,708
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Duke Energy Corp
6.45%, 09/01/2054
(g)
14,900 15,035
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(g)
3,000 2,869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
5.65%, 05/01/2079
(g)
3,200 3,142
3 Month USD LIBOR + 3.16%
6.64%, 10/01/2066 12,149 11,885
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(g)
16,700 16,952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(g)
10,400 10,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(g)
7,700 7,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
Southern Co/The
6.38%, 03/15/2055
(g)
19,100 19,224
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
$ 207,392
Food - 0 .18%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
10,700 10,272
Gas - 0 .07%
NiSource Inc
6.95%, 11/30/2054
(g)
4,000 4,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Insurance - 13 .51%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
$ 5,800 $ 5,135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(g),(h)
6,200 6,041
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
3.50%, 11/17/2025
(e),(f),(g),(h)
27,400 26,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
5.60%, 09/03/2054
(f),(g)
2,000 1,991
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Aon Corp
8.21%, 01/01/2027
(a)
4,350 4,596
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
63,620 63,734
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(g)
36,400 36,400
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance Co
Ltd
5.13%, 06/01/2048
(g)
2,490 2,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(g)
500 500
Secured Overnight Financing Rate + 4.14%
Corebridge Financial Inc
6.38%, 09/15/2054
(g)
19,600 19,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/15/2052
(g)
36,290 37,309
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(e),(f),(g)
16,700 17,083
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
21,100 20,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 85,867
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
5,025 5,824
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(f),(g)
19,000 19,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 26,985
MetLife Inc
3.85%, 09/15/2025
(e),(g)
25,556 25,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 11,038
9.25%, 04/08/2068
(f)
53,475 63,583
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 68,261
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(g)
520 517
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(g)
1,800 1,789
USD Swap Semi-Annual 5 Year + 3.26%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MMI Capital Trust I
7.63%, 12/15/2027 $ 1,073 $ 1,133
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(f),(g)
4,800 4,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(a),(g)
1,800 1,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 72,995 72,997
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
3,200 2,766
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
22,900 19,691
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(a),(f),(g)
5,000 4,990
USD Swap Rate NY 5 Year + 3.75%
5.95%, 04/16/2054
(f),(g)
18,300 18,741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Prudential Financial Inc
5.13%, 03/01/2052
(g)
1,000 952
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(g)
23,400 23,392
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 03/15/2054
(g)
8,285 8,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Reinsurance Group of America Inc
6.65%, 09/15/2055
(g),(i)
7,100 7,082
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(a),(f),(g)
4,700 4,572
3 Month USD LIBOR + 2.99%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(f),(g)
10,800 10,977
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
60,100 52,137
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 802,767
Oil & Gas - 0 .83%
BP Capital Markets PLC
4.38%, 06/22/2025
(a),(e),(g)
5,048 5,019
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(g)
21,762 20,896
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
6.13%, 03/18/2035
(e),(g)
23,700 23,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
$ 49,362
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 3 .67%
Enbridge Inc
5.75%, 07/15/2080
(g)
$ 59,201 $ 57,714
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(g)
32,981 32,800
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(g)
34,882 34,661
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(g)
5,000 5,177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(g)
2,000 2,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
8.50%, 01/15/2084
(g)
17,815 19,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
27,400 26,965
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
TransCanada PipeLines Ltd
7.00%, 06/01/2065
(g)
12,100 11,981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Transcanada Trust
5.50%, 09/15/2079
(g)
28,000 27,013
Secured Overnight Financing Rate + 4.42%
$ 218,170
REITs - 0 .88%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
1,270 1,258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(g)
781 773
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
51,600 50,380
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 52,411
Sovereign - 1 .13%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
1,000 956
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
16,400 16,402
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(a),(e),(g)
11,400 11,441
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
7.25%, 07/01/2029
(e),(g)
20,000 20,400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
11,800 11,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
7.75%, 06/15/2029
(e),(g)
6,000 6,284
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 67,151

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .78%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
$ 46,256 $ 46,311
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,343,009
Total Investments $ 6,050,235
Other Assets and Liabilities -  (1.84)% (109,349)
TOTAL NET ASSETS - 100.00% $ 5,940,886
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $170,165 or 2.86% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $175,675 or
2.96% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,218,199 or 20.51% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,593,838 or 26.83% of net assets.
(i) Security purchased on a when-issued basis.
Affiliated Securities August 31, 2024 Purchases Sales February 28, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.21% $ 172,326 $ 1,559,851 $ 1,529,469 $ 202,708
$ 172,326 $ 1,559,851 $ 1,529,469 $ 202,708
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.21% $ 1,006 $ — $ — $ —
$ 1,006 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
February 28, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2025(b) $ 44.17 $ 0.04 $ 2.61 $ 2.65 $ – ( $ 2.06) ( $ 2.06) $ 44.76
2024 34.44 (0.07) 9.80 9.73 – – – 44.17
2023 29.35 (0.08) 5.37 5.29 – (0.20) (0.20) 34.44
2022 42.59 (0.12) (10.39) (10.51) – (2.73) (2.73) 29.35
2021 33.85 (0.18) 10.06 9.88 – (1.14) (1.14) 42.59
2020 25.56 (0.07) 9.54 9.47 (0.02) (1.16) (1.18) 33.85
Class C shares
2025(b) 40.28 (0.12) 2.39 2.27 – (2.06) (2.06) 40.49
2024 31.63 (0.33) 8.98 8.65 – – – 40.28
2023 27.18 (0.27) 4.92 4.65 – (0.20) (0.20) 31.63
2022 39.91 (0.35) (9.65) (10.00) – (2.73) (2.73) 27.18
2021 32.01 (0.42) 9.46 9.04 – (1.14) (1.14) 39.91
2020 24.39 (0.26) 9.03 8.77 – (1.15) (1.15) 32.01
Class J shares
2025(b) 45.11 0 .08 2.68 2.76 – (2.06) (2.06) 45.81
2024 35.11 – 10.00 10.00 – – – 45.11
2023 29.87 (0.03) 5.47 5.44 – (0.20) (0.20) 35.11
2022 43.23 (0.07) (10.56) (10.63) – (2.73) (2.73) 29.87
2021 34.29 (0.13) 10.21 10.08 – (1.14) (1.14) 43.23
2020 25.86 (0.04) 9.64 9.60 (0.01) (1.16) (1.17) 34.29
Institutional shares
2025(b) 45.58 0.10 2.70 2.80 (0.01) (2.06) (2.07) 46.31
2024 35.44 0.03 10.11 10.14 – – – 45.58
2023 30.11 0.01 5.52 5.53 – (0.20) (0.20) 35.44
2022 43.51 (0.02) (10.65) (10.67) – (2.73) (2.73) 30.11
2021 34.47 (0.08) 10.26 10.18 – ( 1 .14) (1.14) 43.51
2020 26.00 (0.01) 9.72 9.71 (0.05) (1.19) (1.24) 34.47
R-3 shares
2025(b) 43 .82 (0.02) 2.61 2.59 – (2.06) (2.06) 44.35
2024 34.23 (0.15) 9.74 9.59 – – – 43.82
2023 29.23 (0.13) 5.33 5.20 – (0.20) (0.20) 34.23
2022 42.51 (0.18) (10.37) (10.55) – (2.73) (2.73) 29.23
2021 33.85 (0.25) 10.05 9.80 – (1.14) (1.14) 42.51
2020 25.59 (0.12) 9.53 9.41 – (1.15) (1.15) 33.85
R-5 shares
2025(b) 45.01 0.05 2.68 2.73 – (2.06) (2.06) 45.68
2024 35.06 (0.03) 9 .98 9.95 – – – 45.01
2023 29.84 (0.04) 5.46 5.42 – (0.20) (0.20) 35.06
2022 43.20 ( 0 .09) (10.54) (10.63) – (2.73) (2.73) 29.84
2021 34.29 (0.14) 10.19 10.05 – (1.14) (1.14) 43.20
2020 25.86 (0.04) 9.66 9.62 (0.03) (1.16) (1.19) 34.29
R-6 shares
2025(b) 45.85 0.13 2.71 2.84 (0.05) (2.06) (2.11) 46.58
2024 35.63 0.07 10.16 10.23 (0.01) – (0.01) 45.85
2023 30.24 0.04 5.55 5.59 – ( 0 .20) (0.20) 35.63
2022 43.64 0.02 (10.69) (10.67) – (2.73) (2.73) 30.24
2021 34.54 (0.05) 10.29 10.24 – (1.14) (1.14) 43.64
2020 26.04 0.04 9.72 9.76 (0.07) (1.19) (1.26) 34.54

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.85% (c),(d) $ 1,222,375 0.93% (e),(f) – % 0.16% (e) 19.1% (e)
28.25 (d) 1,200,724 0 .93 (f) – (0.18) 14.7
18.15 (d) 1,005,219 0.96 (f) – (0.27) 10.0
(26.35) (d) 850,509 0.94 (f) – (0.35) 24.0
30.18 (d) 1,123,747 0.91 (f) – (0.49) 25.6
38.51 (d) 646,386 0.93 (f) – (0.25) 30.0
5.47 (c),(d) 332,577 1.67 (e),(f) – (0.58) (e) 19.1 (e)
27.35 (d) 338,963 1.66 (f) – (0.91) 14.7
17.24 (d) 288,734 1.68 (f) – (0.99) 10.0
(26.86) (d) 276,796 1.66 (f) – (1.08) 24.0
29.26 (d) 411,694 1.65 (f) – (1.23) 25.6
37.43 (d) 322,210 1.66 (f) – (0.99) 30.0
5.98 (c),(d) 277,213 0.75 (e),(g) 0.79 (e),(h) 0.33 (e) 19.1 (e)
28.48 (d) 265,823 0.75 (g) 0.79 (h) (0.01) 14.7
18.34 (d) 196,453 0.79 (g) 0.84 (h) (0.10) 10.0
(26.23) (d) 156,338 0.77 (g) 0.82 (h) (0.18) 24.0
30.38 (d) 221,942 0.77 (g) 0.83 (h) (0.35) 25.6
38.58 (d) 153,325 0.82 (g) 0.91 (h) (0.14) 30.0
6.01 (c) 3,154,800 0.66 (e) ,(f) – 0.43 (e) 19.1 (e)
28.61 3,198,677 0.66 (f) – 0.08 14.7
18.45 (i) 2,555,465 0.66 (f) – 0.03 10.0
(26.13) (i) 2,473,139 0.66 (f) – (0.06) 24.0
30.51 3,141,819 0.65 (f) – (0.23) 25.6
38.88 2,638,389 0.66 (f) – (0.02) 30.0
5.76 (c) 23,428 1.13 (e),(f) – (0.07) (e) 19.1 (e)
28.02 16,984 1.13 (f) – (0.39) 14.7
17.92 11,611 1.14 (f) – (0.44) 10.0
(26.50) 11,031 1.13 (f) – (0.51) 24.0
29.94 11,204 1.12 (f) – (0.70) 25.6
38.20 8,764 1.12 (f) – (0.43) 30.0
5.92 (c) 31,006 0.82 (e),(f) – 0.23 (e) 19.1 (e)
28.38 25,653 0.82 (f) – (0.08) 14.7
18.29 12,616 0.83 (f) – (0.13) 10.0
(26.25) 7,938 0.82 (f) – (0.25) 24.0
30.29 12,383 0.81 (f) – (0.39) 25.6
38.66 12,060 0.81 (f) – (0.15) 30.0
6.06 (c) 6,260,631 0.57 (e),(f) – 0.54 (e) 19.1 (e)
28.72 6,621,976 0.57 (f) – 0.18 14.7
18.61 5,405,192 0.57 (f) – 0.13 10.0
(26.08) (i) 4,932,871 0.56 (f) – 0.05 24.0
30.66 (i) 6,134,030 0.55 (f) – (0.14) 25.6
39.01 4,051,190 0.55 (f) – 0.15 30.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2025(b) $ 8.54 $ 0.15 ( $ 0.11) $ 0.04 ( $ 0.27) $ – ( $ 0.27) $ 8.31
2024 8.30 0.30 0.26 0.56 (0.32) – (0.32) 8.54
2023 8.56 0.26 (0.41) (0.15) (0.11) – (0.11) 8.30
2022 9.89 0.15 (1.32) (1.17) (0.13) ( 0 .03) (0.16) 8.56
2021 11.79 0.15 (0.19) (0.04) (0.64) (1.22) (1.86) 9.89
2020 11.36 0.21 0.43 0.64 (0.21) – (0.21) 11.79
Institutional shares
2025(b) 8.75 0.17 (0.10) 0.07 (0.30) – (0.30) 8.52
2024 8.51 0.33 0.26 0.59 (0.35) – (0.35) 8.75
2023 8.77 0.30 (0.42) (0.12) (0.14) – (0.14) 8.51
2022 10.12 0.18 (1.33) (1.15) (0.17) (0.03) (0.20) 8.77
2021 12.03 0.19 (0.20) (0.01) (0.68) (1.22) (1.90) 10.12
2020 11.59 0.26 0.45 0.71 (0.27) – (0.27) 12.03
R-3 shares
2025(b) 8.53 0.14 (0.10) 0.04 (0.25) – (0.25) 8.32
2024 8.30 0.28 0.26 0.54 (0.31) – (0.31) 8.53
2023 8.55 0.24 (0.40) (0.16) (0.09) – (0.09) 8.30
2022 9.86 0.13 (1.31) (1.18) (0.10) (0.03) (0.13) 8.55
2021 11.78 0.12 (0.20) (0.08) (0.62) (1.22) (1.84) 9.86
2020 11.35 0.19 0.44 0.63 (0.20) – (0.20) 11.78
R-5 shares
2025(b) 8.59 0.16 (0.11) 0.05 (0.28) – (0.28) 8.36
2024 8.36 0.30 0.26 0.56 (0.33) – (0.33) 8.59
2023 8.61 0.27 (0.40) (0.13) (0.12) – (0.12) 8.36
2022 9.94 0.16 (1.32) (1.16) (0.14) (0.03) (0.17) 8.61
2021 11.85 0.16 (0.20) (0.04) (0.65) (1.22) (1.87) 9.94
2020 11.42 0.23 0.44 0.67 (0.24) – (0.24) 11.85

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.58% (c),(d) $ 33,265 0.47% (e),(f) 0.49% (e),(g) 3.71% (e) 43.3% (e)
6.87 (d) 30,934 0.47 (f) 0.50 (g) 3.59 57.0
(1.79) (d) 29,452 0.55 (f) 0.59 (g) 3.08 89.7
(11.95) (d) 32,188 0.48 (f) 0.52 (g) 1.61 113.4
(0.44) (d) 36,254 0.48 (f) 0.52 (g) 1.42 161.7
5.75 (d) 44,200 0.57 (f) 0.62 (g) 1.79 94.1
0.88 (c) 2,477,608 0.13 (e),(h) – 4.05 (e) 43.3 (e)
7.12 2,238,719 0.14 (h) – 3.92 57.0
(1.38) 2,434,617 0.14 (h) – 3.50 89.7
(11.58) 1,858,811 0.15 (h) – 1.97 113.4
(0.18) 831,018 0.14 (h) – 1.77 161.7
6.29 2,290,008 0.14 (h) – 2.25 94.1
0.56 (c) 8,989 0.70 (e),(h) – 3.47 (e) 43.3 (e)
6.55 8,756 0.70 (h) – 3 .36 57.0
(2.02) (i) 8,995 0.70 (h) – 2.94 89.7
(11.99) (i) 8,056 0.71 (h) – 1.38 113.4
(0.84) 11,264 0.70 (h) – 1.18 161.7
5.66 13,196 0.71 (h) – 1.67 94.1
0.70 (c) 13,732 0.39 (e),(h) – 3.77 (e) 43.3 (e)
6.86 9,620 0.39 (h) – 3.66 57.0
(1.56) 9,718 0.39 (h) – 3.24 89.7
(11.84) 10,475 0.40 (h) – 1.68 113.4
(0.44) 14,572 0.39 (h) – 1.50 161 .7
6.01 18,279 0.40 (h) – 1.98 94.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2025(b) $ 9 .41 $ 0 .25 $ 0 .14 $ 0 .39 ( $ 0 .29 ) ( $ 0 .29 ) $ 9 .51
2024 8 .63 0 .48 0 .82 1 .30 ( 0 .52 ) ( 0 .52 ) 9 .41
2023 9 .20 0 .47 ( 0 .53 ) ( 0 .06 ) ( 0 .51 ) ( 0 .51 ) 8 .63
2022 10 .76 0 .44 ( 1 .52 ) ( 1 .08 ) ( 0 .48 ) ( 0 .48 ) 9 .20
2021 10 .36 0 .46 0 .43 0 .89 ( 0 .49 ) ( 0 .49 ) 10 .76
2020 10 .17 0 .50 0 .23 0 .73 ( 0 .54 ) ( 0 .54 ) 10 .36

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .19% (c) $ 1,181,924 0 .00% (d) ,(e) 5 .36% (d) 16 .5% (d)
15 .53 1,201,579 0 .00 (e) 5 .38 18 .7
( 0 .52 ) 1,041,534 0 .00 (e) 5 .34 14 .7
( 10 .24 ) 1,143,647 0 .00 (e) 4 .40 14 .0
8 .77 1,167,754 0 .00 (e) 4 .34 14 .2
7 .42 846,849 0 .00 (e) 4 .95 14 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
(b)
Class A shares
2025(c) $ 11 .62 $ 0 .12 ( $ 0 .21 ) ( $ 0 .09 ) ( $ 0 .09 ) $ – ( $ 0 .09 ) $ 11 .44
2024 10 .88 0 .31 0 .68 0 .99 ( 0 .25 ) – ( 0 .25 ) 11 .62
2023 12 .73 0 .28 ( 0 .75 ) ( 0 .47 ) ( 0 .69 ) ( 0 .69 ) ( 1 .38 ) 10 .88
2022 13 .53 0 .31 ( 0 .18 ) 0 .13 ( 0 .77 ) ( 0 .16 ) ( 0 .93 ) 12 .73
2021 11 .13 0 .22 2 .20 2 .42 ( 0 .02 ) – ( 0 .02 ) 13 .53
2020 11 .23 0 .17 ( 0 .06 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 11 .13
Institutional shares
2025(c) 11 .60 0 .14 ( 0 .19 ) ( 0 .05 ) ( 0 .12 ) – ( 0 .12 ) 11 .43
2024 10 .87 0 .35 0 .68 1 .03 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .73 0 .33 ( 0 .76 ) ( 0 .43 ) ( 0 .74 ) ( 0 .69 ) ( 1 .43 ) 10 .87
2022 13 .54 0 .35 ( 0 .17 ) 0 .18 ( 0 .83 ) ( 0 .16 ) ( 0 .99 ) 12 .73
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) – ( 0 .06 ) 13 .54
2020 11 .25 0 .21 ( 0 .04 ) 0 .17 ( 0 .28 ) – ( 0 .28 ) 11 .14
R-3 shares
2025(c) 11 .48 0 .11 ( 0 .20 ) ( 0 .09 ) ( 0 .04 ) – ( 0 .04 ) 11 .35
2024 10 .79 0 .31 0 .62 0 .93 ( 0 .24 ) – ( 0 .24 ) 11 .48
2023 12 .65 0 .28 ( 0 .77 ) ( 0 .49 ) ( 0 .68 ) ( 0 .69 ) ( 1 .37 ) 10 .79
2022 13 .43 0 .27 ( 0 .15 ) 0 .12 ( 0 .74 ) ( 0 .16 ) ( 0 .90 ) 12 .65
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) – ( 0 .02 ) 13 .43
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) – ( 0 .23 ) 11 .07
R-6 shares
2025(c) 11 .60 0 .15 ( 0 .21 ) ( 0 .06 ) ( 0 .12 ) – ( 0 .12 ) 11 .42
2024 10 .86 0 .36 0 .68 1 .04 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .72 0 .33 ( 0 .75 ) ( 0 .42 ) ( 0 .75 ) ( 0 .69 ) ( 1 .44 ) 10 .86
2022 13 .53 0 .35 ( 0 .16 ) 0 .19 ( 0 .84 ) ( 0 .16 ) ( 1 .00 ) 12 .72
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) – ( 0 .07 ) 13 .53
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) – ( 0 .28 ) 11 .14

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .75 ) % (d) ,(e) $ 44,703 1 .21% (f) ,(g) ,(h) 2 .15% (f) 80 .1% (f)
9 .27 (e) 49,508 1 .20 (g) 2 .81 84 .0
( 3 .63 ) (e) 73,729 1 .20 (g) 2 .46 72 .4
0 .95 (e) 150,176 1 .20 (g) 2 .34 90 .9
21 .79 (e) 83,941 1 .20 (g) 1 .74 70 .0
0 .89 (e) 43,485 1 .19 (g) 1 .57 85 .4
( 0 .47 ) (d) 1,259,935 0 .84 (f) ,(g) ,(h) 2 .53 (f) 80 .1 (f)
9 .61 1,517,536 0 .83 (g) 3 .20 84 .0
( 3 .32 ) 2,002,048 0 .83 (g) 2 .93 72 .4
1 .35 2,624,597 0 .83 (g) 2 .61 90 .9
22 .18 2,086,484 0 .83 (g) 1 .97 70 .0
1 .36 1,960,593 0 .84 (g) 1 .95 85 .4
( 0 .75 ) (d) 21 1 .35 (f) ,(h) 2 .02 (f) 80 .1 (f)
8 .76 23 1 .35 2 .90 84 .0
( 3 .83 ) 271 1 .34 (g) 2 .47 72 .4
0 .89 274 1 .33 (g) 2 .06 90 .9
21 .47 225 1 .34 (g) 1 .49 70 .0
0 .78 138 1 .36 (g) 1 .39 85 .4
( 0 .53 ) (d) 1,137,619 0 .79 (f) ,(g) ,(h) 2 .59 (f) 80 .1 (f)
9 .78 1,550,184 0 .78 (g) 3 .27 84 .0
( 3 .26 ) 1,416,444 0 .77 (g) 2 .96 72 .4
1 .45 1,853,422 0 .77 (g) 2 .61 90 .9
22 .14 2,213,151 0 .78 (g) 2 .22 70 .0
1 .32 1,162,658 0 .79 (g) 1 .99 85 .4
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Six months ended February 28, 2025.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2025(b) $ 13 .15 $ 0 .03 $ 0 .11 $ 0 .14 ( $ 0 .07 ) ( $ 0 .31 ) ( $ 0 .38 ) $ 12 .91
2024 11 .65 0 .08 1 .61 1 .69 ( 0 .13 ) ( 0 .06 ) ( 0 .19 ) 13 .15
2023 11 .95 0 .09 1 .19 1 .28 ( 0 .31 ) ( 1 .27 ) ( 1 .58 ) 11 .65
2022 18 .61 0 .05 ( 1 .99 ) ( 1 .94 ) ( 0 .04 ) ( 4 .68 ) ( 4 .72 ) 11 .95
2021 14 .76 0 .02 4 .61 4 .63 ( 0 .05 ) ( 0 .73 ) ( 0 .78 ) 18 .61
2020 14 .39 0 .06 0 .92 0 .98 ( 0 .11 ) ( 0 .50 ) ( 0 .61 ) 14 .76
Institutional shares
2025(b) 13 .29 0 .05 0 .11 0 .16 ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 13 .02
2024 11 .76 0 .12 1 .64 1 .76 ( 0 .17 ) ( 0 .06 ) ( 0 .23 ) 13 .29
2023 12 .05 0 .13 1 .20 1 .33 ( 0 .35 ) ( 1 .27 ) ( 1 .62 ) 11 .76
2022 18 .71 0 .10 ( 2 .00 ) ( 1 .90 ) ( 0 .08 ) ( 4 .68 ) ( 4 .76 ) 12 .05
2021 14 .83 0 .08 4 .62 4 .70 ( 0 .09 ) ( 0 .73 ) ( 0 .82 ) 18 .71
2020 14 .42 0 .11 0 .92 1 .03 ( 0 .12 ) ( 0 .50 ) ( 0 .62 ) 14 .83
R-6 shares
2025(b) 13 .36 0 .06 0 .11 0 .17 ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 13 .09
2024 11 .83 0 .14 1 .63 1 .77 ( 0 .18 ) ( 0 .06 ) ( 0 .24 ) 13 .36
2023 12 .11 0 .15 1 .20 1 .35 ( 0 .36 ) ( 1 .27 ) ( 1 .63 ) 11 .83
2022 18 .78 0 .11 ( 2 .00 ) ( 1 .89 ) ( 0 .10 ) ( 4 .68 ) ( 4 .78 ) 12 .11
2021 14 .88 0 .09 4 .65 4 .74 ( 0 .11 ) ( 0 .73 ) ( 0 .84 ) 18 .78
2020 14 .46 0 .13 0 .92 1 .05 ( 0 .13 ) ( 0 .50 ) ( 0 .63 ) 14 .88

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .14% (c) ,(d) $ 16,196 1 .10% (e) ,(f) 0 .42% (e) 29 .0% (e)
14 .58 (d) 17,524 1 .10 (f) 0 .68 16 .6
12 .20 (d) 17,724 1 .10 (f) 0 .84 11 .3
( 13 .95 ) (d) 16,564 1 .10 (f) 0 .38 16 .1
32 .16 (d) 21,225 1 .10 (f) 0 .13 14 .4
6 .54 (d) ,(g) 12,547 1 .10 (f) 0 .46 27 .9
1 .24 (c) 33,952 0 .77 (e) ,(f) 0 .74 (e) 29 .0 (e)
15 .04 37,068 0 .77 (f) 1 .01 16 .6
12 .51 30,598 0 .77 (f) 1 .15 11 .3
( 13 .65 ) 61,125 0 .77 (f) 0 .70 16 .1
32 .55 112,703 0 .77 (f) 0 .46 14 .4
6 .97 82,198 0 .77 (f) 0 .79 27 .9
1 .31 (c) 19,962 0 .67 (e) ,(f) 0 .85 (e) 29 .0 (e)
15 .06 22,758 0 .67 (f) 1 .12 16 .6
12 .66 28,053 0 .67 (f) 1 .26 11 .3
( 13 .54 ) 33,326 0 .66 (f) 0 .79 16 .1
32 .68 451,070 0 .65 (f) 0 .57 14 .4
7 .11 758,215 0 .66 (f) 0 .90 27 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL MULTI-STRATEGY FUND
(b)
Class A shares
2025(c) $ 10 .92 $ 0 .13 $ 0 .21 $ 0 .34 ( $ 0 .13 ) $ – ( $ 0 .13 ) $ 11 .13
2024 10 .36 0 .34 0 .53 0 .87 ( 0 .31 ) – ( 0 .31 ) 10 .92
2023 11 .06 0 .22 0 .25 0 .47 ( 0 .59 ) ( 0 .58 ) ( 1 .17 ) 10 .36
2022 11 .77 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .02 ) ( 0 .39 ) ( 0 .41 ) 11 .06
2021 10 .95 0 .03 0 .93 0 .96 ( 0 .14 ) – ( 0 .14 ) 11 .77
2020 10 .64 0 .18 0 .13 0 .31 – – – 10 .95
Institutional shares
2025(c) 11 .13 0 .16 0 .21 0 .37 ( 0 .18 ) – ( 0 .18 ) 11 .32
2024 10 .56 0 .39 0 .54 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .13
2023 11 .24 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .56
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .24
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – ( 0 .19 ) 11 .96
2020 10 .76 0 .21 0 .15 0 .36 – – – 11 .12
R-6 shares
2025(c) 11 .14 0 .16 0 .22 0 .38 ( 0 .18 ) – ( 0 .18 ) 11 .34
2024 10 .57 0 .38 0 .55 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .14
2023 11 .25 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .57
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .25
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – ( 0 .19 ) 11 .96
2020 10 .75 0 .29 0 .08 0 .37 – – – 11 .12

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .16% (d) ,(e) $ 30,762 1 .85% (f) 1 .82% (f) ,(g) 2 .43% (f) 131 .9% (f)
8 .65 (e) 35,790 2 .04 (h) 1 .89 (g) ,(h) 3 .20 146 .9
4 .79 (e) 38,521 2 .27 (i) 2 .04 (g) ,(i) 2 .13 147 .0
( 2 .60 ) (e) 38,252 2 .41 (i) 2 .08 (g) ,(i) 0 .47 123 .2
8 .71 (e) ,(j) 39,485 2 .60 (i) 2 .12 (g) ,(i) 0 .30 289 .8
3 .01 (e) ,(j) 27,072 3 .68 (i) ,(k) 2 .11 (g) ,(i) ,(k) 1 .68 439 .7
3 .36 (d) 270,061 1 .45 (f) ,(i) 1 .42 (f) ,(g) ,(i) 2 .81 (f) 131 .9 (f)
9 .09 256,208 1 .61 (h) ,(i) 1 .46 (g) ,(h) ,(i) 3 .67 146 .9
5 .35 343,287 1 .77 (i) 1 .54 (g) ,(i) 2 .63 147 .0
( 2 .19 ) 364,886 1 .96 (i) 1 .63 (g) ,(i) 0 .92 123 .2
9 .27 (j) 351,188 2 .16 (i) 1 .63 (g) ,(i) 0 .89 289 .8
3 .44 (j) 591,298 3 .21 (i) ,(k) 1 .64 (g) ,(i) ,(k) 1 .98 439 .7
3 .45 (d) 126,993 1 .37 (f) ,(i) 1 .34 (f) ,(g) ,(i) 2 .89 (f) 131 .9 (f)
9 .08 122,722 1 .56 (h) ,(i) 1 .41 (g) ,(h) ,(i) 3 .54 146 .9
5 .35 69,004 1 .74 (i) 1 .51 (g) ,(i) 2 .65 147 .0
( 2 .10 ) 76,481 1 .91 (i) 1 .58 (g) ,(i) 0 .88 123 .2
9 .37 173,029 2 .08 (i) 1 .58 (g) ,(i) 0 .89 289 .8
3 .44 166,448 3 .15 (i) ,(k) 1 .58 (g) ,(i) ,(k) 2 .74 439 .7
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Six months ended February 28, 2025.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) Subject to Manager's contractual expense limit.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(k) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL SUSTAINABLE LISTED INFRASTRUCTURE FUND
Institutional shares
2025(c) $ 11 .35 $ 0 .11 ( $ 0 .29 ) ( $ 0 .18 ) ( $ 0 .27 ) ( $ 0 .34 ) ( $ 0 .61 ) $ 10 .56
2024 10 .40 0 .29 1 .46 1 .75 ( 0 .29 ) ( 0 .51 ) ( 0 .80 ) 11 .35
2023(f) 10 .00 0 .29 0 .24 0 .53 ( 0 .08 ) ( 0 .05 ) ( 0 .13 ) 10 .40

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 1 .43 ) % (d) $ 19,395 0 .88% (b) ,(e) 2 .09% (e) 45 .2% (e)
17 .62 19,595 0 .88 (b) 2 .83 39 .8
5 .26 (d) 16,009 0 .88 (b) ,(e) 2 .84 (e) 46 .3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.
(c) Six months ended February 28, 2025.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from September 22, 2022, date operations commenced, through August 31, 2023.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2025(b) $ 12 .44 $ 0 .09 ( $ 0 .17 ) ( $ 0 .08 ) ( $ 0 .39 ) ( $ 0 .12 ) ( $ 0 .51 ) $ 11 .85
2024 10 .79 0 .32 1 .75 2 .07 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .44
2023 9 .39 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .79
2022 12 .39 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .39
2021 10 .06 0 .27 2 .32 2 .59 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .39
2020 9 .83 0 .21 0 .37 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
R-3 shares
2025(b) 12 .15 0 .06 ( 0 .16 ) ( 0 .10 ) ( 0 .33 ) ( 0 .12 ) ( 0 .45 ) 11 .60
2024 10 .55 0 .24 1 .72 1 .96 ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 12 .15
2023 9 .18 0 .24 1 .34 1 .58 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .55
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
R-5 shares
2025(b) 12 .36 0 .07 ( 0 .16 ) ( 0 .09 ) ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 11 .78
2024 10 .72 0 .28 1 .75 2 .03 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 12 .36
2023 9 .33 0 .27 1 .37 1 .64 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .72
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
R-6 shares
2025(b) 12 .46 0 .10 ( 0 .18 ) ( 0 .08 ) ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 11 .87
2024 10 .80 0 .31 1 .77 2 .08 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .46
2023 9 .40 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .80
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .19 ) % (c) ,(d) $ 80,196 0 .31% (e) ,(f) ,(g) 1 .59% (e) 25 .9% (e)
19 .71 85,820 0 .33 (f) ,(h) 2 .79 19 .5
18 .18 65,622 0 .32 (f) ,(i) 2 .93 37 .5
( 20 .27 ) 41,036 0 .32 (f) ,(g) 3 .09 20 .1
26 .03 50,246 0 .31 (f) 2 .38 21 .7
5 .77 35,803 0 .31 (f) 2 .11 31 .1
( 0 .53 ) (c) 13,599 0 .88 (e) ,(g) 1 .02 (e) 25 .9 (e)
19 .08 13,494 0 .89 (h) 2 .18 19 .5
17 .50 12,167 0 .89 (i) 2 .35 37 .5
( 20 .75 ) 10,683 0 .88 (g) 2 .47 20 .1
25 .42 16,698 0 .88 1 .75 21 .7
5 .11 15,706 0 .88 1 .65 31 .1
( 0 .36 ) (c) 24,121 0 .57 (e) ,(g) 1 .23 (e) 25 .9 (e)
19 .43 16,208 0 .58 (h) 2 .49 19 .5
17 .87 14,032 0 .58 (i) 2 .68 37 .5
( 20 .45 ) 13,153 0 .57 (g) 2 .82 20 .1
25 .66 18,863 0 .57 2 .08 21 .7
5 .45 16,208 0 .57 1 .95 31 .1
( 0 .26 ) (c) 987,403 0 .29 (e) ,(f) ,(g) 1 .62 (e) 25 .9 (e)
19 .78 1,075,562 0 .31 (f) ,(h) 2 .75 19 .5
18 .16 1,130,368 0 .30 (f) ,(i) 2 .89 37 .5
( 20 .25 ) 912,444 0 .30 (f) ,(g) 3 .10 20 .1
26 .14 1,151,273 0 .29 (f) 2 .35 21 .7
5 .66 (d) 1,020,094 0 .29 (f) 2 .25 31 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) Includes 0.01% and 0.01% of interest expense associated with borrowings and expenses associated with the reclaim of foreign taxes paid, respectively.
These expenses are not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2025(b) $ 10 .88 $ 0 .04 ( $ 0 .33 ) ( $ 0 .29 ) ( $ 0 .39 ) $ – ( $ 0 .39 ) $ 10 .20
2024 9 .73 0 .16 1 .19 1 .35 ( 0 .20 ) – ( 0 .20 ) 10 .88
2023 8 .88 0 .16 0 .80 0 .96 ( 0 .11 ) – ( 0 .11 ) 9 .73
2022 13 .47 0 .20 ( 3 .69 ) ( 3 .49 ) ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 8 .88
2021 10 .63 0 .12 2 .87 2 .99 ( 0 .15 ) – ( 0 .15 ) 13 .47
2020 10 .46 0 .09 0 .40 0 .49 ( 0 .32 ) – ( 0 .32 ) 10 .63
R-6 shares
2025(b) 10 .95 0 .05 ( 0 .34 ) ( 0 .29 ) ( 0 .40 ) – ( 0 .40 ) 10 .26
2024 9 .79 0 .17 1 .19 1 .36 ( 0 .20 ) – ( 0 .20 ) 10 .95
2023 8 .93 0 .17 0 .81 0 .98 ( 0 .12 ) – ( 0 .12 ) 9 .79
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55
2020 10 .52 0 .09 0 .42 0 .51 ( 0 .33 ) – ( 0 .33 ) 10 .70

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 2 .50 ) % (c) $ 20,061 1 .08% (d) ,(e) 0 .82% (d) 38 .4% (d)
14 .01 29,913 1 .08 (e) 1 .58 48 .7
10 .91 36,678 1 .11 (e) 1 .72 61 .8
( 27 .62 ) 49,278 1 .16 (e) 1 .81 61 .4
28 .27 94,066 1 .19 (e) 0 .96 54 .6
4 .49 72,515 1 .20 (e) 0 .88 44 .1
( 2 .50 ) (c) 412,696 1 .03 (d) ,(e) 0 .90 (d) 38 .4 (d)
14 .07 712,855 1 .03 (e) 1 .71 48 .7
11 .06 669,829 1 .05 (e) 1 .82 61 .8
( 27 .61 ) 655,371 1 .08 (e) 2 .00 61 .4
28 .27 1,087,460 1 .08 (e) 1 .11 54 .6
4 .67 966,964 1 .08 (e) 0 .91 44 .1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2025(b) $ 9 .82 $ 0 .19 ( $ 0 .02 ) $ 0 .17 ( $ 0 .21 ) ( $ 0 .21 ) $ 9 .78
2024 9 .43 0 .41 0 .40 0 .81 ( 0 .42 ) ( 0 .42 ) 9 .82
2023 9 .80 0 .39 ( 0 .37 ) 0 .02 ( 0 .39 ) ( 0 .39 ) 9 .43
2022 11 .71 0 .36 ( 1 .91 ) ( 1 .55 ) ( 0 .36 ) ( 0 .36 ) 9 .80
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
Institutional shares
2025(b) 9 .83 0 .21 ( 0 .03 ) 0 .18 ( 0 .22 ) ( 0 .22 ) 9 .79
2024 9 .44 0 .44 0 .40 0 .84 ( 0 .45 ) ( 0 .45 ) 9 .83
2023 9 .80 0 .42 ( 0 .36 ) 0 .06 ( 0 .42 ) ( 0 .42 ) 9 .44
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72
2020 11 .26 0 .40 ( 0 .30 ) 0 .10 ( 0 .39 ) ( 0 .39 ) 10 .97

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1 .61% (c) ,(d) ,(e) $ 35,508 1 .07% (f) ,(g) 0 .84% (f) ,(g) ,(h) 4 .00% (f) 71 .6% (f)
8 .89 (d) ,(e) 34,864 1 .08 (g) ,(i) 0 .85 (g) ,(h) ,(i) 4 .28 70 .1
0 .33 (e) 41,241 1 .05 (g) 0 .84 (g) ,(h) 4 .17 41 .4
( 13 .42 ) (e) 49,013 0 .90 (g) 0 .84 (g) ,(h) 3 .32 52 .4
10 .43 (e) 59,266 0 .88 (g) 0 .84 (g) ,(h) 3 .26 48 .0
0 .62 (e) 50,459 0 .91 (g) 0 .84 (g) ,(h) 3 .35 76 .6
1 .75 (c) ,(d) 147,021 0 .79 (f) ,(g) 0 .56 (f) ,(g) ,(h) 4 .29 (f) 71 .6 (f)
9 .19 (d) 118,866 0 .80 (g) ,(i) 0 .57 (g) ,(h) ,(i) 4 .55 70 .1
0 .72 94,169 0 .77 (g) 0 .56 (g) ,(h) 4 .44 41 .4
( 13 .25 ) 90,215 0 .62 (g) 0 .56 (g) ,(h) 3 .57 52 .4
10 .73 116,210 0 .60 (g) 0 .56 (g) ,(h) 3 .52 48 .0
0 .99 82,465 0 .63 (g) 0 .56 (g) ,(h) 3 .64 76 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2025(b) $ 19 .19 $ 0 .10 $ 0 .11 $ 0 .21 ( $ 0 .10 ) ( $ 0 .60 ) ( $ 0 .70 ) $ 18 .70
2024 16 .45 0 .24 2 .90 3 .14 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 19 .19
2023 15 .94 0 .22 1 .31 1 .53 ( 0 .23 ) ( 0 .79 ) ( 1 .02 ) 16 .45
2022 17 .01 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 15 .94
2021 11 .91 0 .10 5 .16 5 .26 ( 0 .16 ) – ( 0 .16 ) 17 .01
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
Class C shares
2025(b) 18 .96 0 .02 0 .11 0 .13 ( 0 .02 ) ( 0 .60 ) ( 0 .62 ) 18 .47
2024 16 .25 0 .11 2 .86 2 .97 ( 0 .11 ) ( 0 .15 ) ( 0 .26 ) 18 .96
2023 15 .74 0 .10 1 .31 1 .41 ( 0 .11 ) ( 0 .79 ) ( 0 .90 ) 16 .25
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
Institutional shares
2025(b) 19 .32 0 .12 0 .11 0 .23 ( 0 .13 ) ( 0 .60 ) ( 0 .73 ) 18 .82
2024 16 .55 0 .29 2 .92 3 .21 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 19 .32
2023 16 .03 0 .27 1 .32 1 .59 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .55
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
2020 14 .04 0 .19 ( 1 .89 ) ( 1 .70 ) ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .97
R-6 shares
2025(b) 19 .42 0 .13 0 .12 0 .25 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 18 .93
2024 16 .64 0 .30 2 .93 3 .23 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 19 .42
2023 16 .11 0 .28 1 .32 1 .60 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .64
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
0 .98% (c) ,(d) $ 178,951 1 .12% (e) ,(f) 1 .01% (e) 20 .8% (e)
19 .36 (d) 178,959 1 .12 (f) 1 .37 37 .3
10 .11 (d) 156,039 1 .12 (f) 1 .43 26 .5
( 5 .31 ) (d) 145,799 1 .12 (f) 1 .17 22 .1
44 .42 (d) 148,411 1 .12 (f) 0 .70 74 .6
( 12 .55 ) (d) 103,382 1 .12 (f) 1 .20 28 .9
0 .57 (c) ,(d) 18,155 1 .87 (e) ,(f) 0 .26 (e) 20 .8 (e)
18 .49 (d) 23,495 1 .87 (f) 0 .62 37 .3
9 .34 (d) 29,705 1 .87 (f) 0 .66 26 .5
( 6 .09 ) (d) 45,460 1 .87 (f) 0 .39 22 .1
43 .44 (d) 69,017 1 .87 (f) ( 0 .03 ) 74 .6
( 13 .25 ) (d) 71,660 1 .87 (f) 0 .45 28 .9
1 .06 (c) 728,253 0 .85 (e) ,(f) 1 .28 (e) 20 .8 (e)
19 .74 753,140 0 .85 (f) 1 .64 37 .3
10 .42 698,401 0 .85 (f) 1 .69 26 .5
( 5 .08 ) 749,448 0 .85 (f) 1 .44 22 .1
44 .89 833,344 0 .85 (f) 1 .02 74 .6
( 12 .36 ) 1,408,105 0 .85 (f) 1 .47 28 .9
1 .14 (c) 746,921 0 .77 (e) ,(f) 1 .36 (e) 20 .8 (e)
19 .77 536,538 0 .79 (f) 1 .71 37 .3
10 .49 401,595 0 .79 (f) 1 .75 26 .5
( 5 .05 ) 120,396 0 .80 (f) 1 .54 22 .1
45 .03 61,986 0 .79 (f) 0 .93 74 .6
( 12 .24 ) 9,135 0 .79 (f) 1 .52 28 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2025(b) $ 9.31 $ 0.21 $ 0.07 $ 0.28 ( $ 0.25) ( $ 0.25) $ 9.34
2024 8.68 0.41 0.68 1.09 (0.46) (0.46) 9.31
2023 9.13 0.39 (0.38) 0.01 (0.46) (0.46) 8.68
2022 10.64 0.37 (1.44) (1.07) (0.44) (0.44) 9.13
2021 10.32 0.38 0.36 0.74 (0.42) (0.42) 10.64
2020 10.30 0.42 0.05 0.47 (0.45) (0.45) 10.32
Class C shares
2025(b) 9.31 0.18 0.07 0.25 (0.22) (0.22) 9.34
2024 8.67 0.34 0.69 1.03 (0.39) (0.39) 9.31
2023 9.13 0.33 (0.40) (0.07) (0.39) (0.39) 8.67
2022 10.64 0.30 (1.45) (1.15) (0.36) (0.36) 9.13
2021 10.31 0.30 0.37 0.67 (0.34) (0.34) 10.64
2020 10.29 0.35 0.04 0.39 (0.37) (0.37) 10.31
Class J shares
2025(b) 8.98 0.21 0.06 0.27 (0.26) (0.26) 8.99
2024 8.38 0.40 0.67 1.07 (0.47) (0.47) 8.98
2023 8.83 0.38 (0.37) 0.01 (0.46) (0.46) 8.38
2022 10.32 0 .36 (1.41) (1.05) (0.44) (0.44) 8.83
2021 10.01 0.37 0.37 0.74 (0.43) (0.43) 10.32
2020 10.01 0.41 0.04 0.45 (0.45) (0.45) 10.01
Institutional shares
2025(b) 9.23 0.22 0.07 0.29 (0.27) (0.27) 9.25
2024 8.60 0.43 0.68 1.11 (0.48) (0.48) 9.23
2023 9.05 0.41 (0.38) 0.03 (0.48) (0.48) 8.60
2022 10.56 0.39 (1.44) (1.05) (0.46) (0.46) 9.05
2021 10.24 0.40 0.37 0.77 (0.45) (0.45) 10.56
2020 10.23 0.45 0.04 0.49 (0.48) (0.48) 10.24
R-3 shares
2025(b) 9.16 0.20 0.06 0.26 (0.24) ( 0 .24) 9.18
2024 8.54 0.38 0.68 1.06 (0.44) (0.44) 9.16
2023 8.98 0.37 (0.37) – (0.44) ( 0 .44) 8.54
2022 10.48 0.35 (1.43) (1.08) (0.42) (0.42) 8.98
2021 10.16 0.35 0.37 0.72 (0.40) (0.40) 10.48
2020 10.15 0.40 0.04 0.44 (0.43) (0.43) 10.16
R-5 shares
2025(b) 9.17 0.21 0.07 0.28 (0.26) (0.26) 9.19
2024 8.55 0.41 0.68 1.09 (0.47) (0.47) 9.17
2023 9.01 0.40 (0.39) 0.01 (0.47) (0.47) 8.55
2022 10.51 0.38 (1.43) (1.05) (0.45) (0.45) 9.01
2021 10.19 0.39 0.36 0.75 (0.43) (0.43) 10.51
2020 10.18 0.43 0.04 0.47 (0.46) (0.46) 10.19
R-6 shares
2025(b) 9.22 0.23 0.06 0.29 (0.27) (0.27) 9.24
2024 8.60 0.44 0.67 1.11 (0.49) (0.49) 9.22
2023 9.05 0.42 (0.38) 0.04 (0.49) ( 0 .49) 8.60
2022 10.55 0.40 (1.43) (1.03) (0.47) (0.47) 9.05
2021 10.24 0.41 0.36 0.77 (0.46) ( 0 .46) 10.55
2020 10.23 0.46 0.04 0.50 (0.49) (0.49) 10.24

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.09% (c),(d) $ 659,013 1.05% (e) – % 4.61% (e) 28.9% (e)
12.92 (d) 704,729 1.04 – 4 .59 22.3
0.23 (d) 697,257 1.05 – 4.50 16.5
(10.28) (d) 808,228 1.03 – 3.78 15.4
7.32 (d) 971,310 1.04 – 3.62 21.6
4.77 (d) 844,525 1.05 – 4.18 18.1
2.69 (c),(d) 128,007 1.82 (e) – 3.84 (e) 28.9 (e)
12.18 (d) 134,526 1.80 – 3.83 22.3
(0.66) (d) 147,896 1.82 – 3.74 16.5
(10.98) (d) 180,824 1.79 – 3.01 15.4
6.58 (d) 256,799 1.79 – 2.89 21.6
3.95 (d) 365,817 1.81 – 3.44 18.1
3.01 (c),(d) 33,777 1.00 (e),(f) 1.00 (e),(g) 4.66 (e) 28.9 (e)
13.10 (d) 34,095 0.99 (f) 1.01 (g) 4.63 22.3
0.24 (d) 31,131 1.06 (f) 1.08 (g) 4.49 16.5
(10.38) (d) 36,128 1.01 (f) 1.03 (g) 3.80 15.4
7.50 (d) 42,288 1.00 (f) 1.02 (g) 3.68 21.6
4.67 (d) 42,554 1.07 (f) 1.10 (g) 4.17 18.1
3.13 (c) 4,244,052 0.80 (e) – 4.85 (e) 28.9 (e)
13.32 4,396,219 0.80 – 4.82 22.3
0.48 3,930,780 0.81 (h) – 4.74 16.5
(10.14) 4,213,593 0.79 (h) – 4.01 15.4
7 .64 5,472,494 0.79 (h) – 3.87 21.6
4.96 4,746,270 0.81 (h) – 4.42 18.1
2.92 (c) 2,222 1.27 (e) – 4.38 (e) 28.9 (e)
12.76 1,747 1.27 – 4.36 22.3
0.11 1,981 1.27 – 4.26 16.5
(10.53) 7,838 1.26 – 3.64 15.4
7.20 2,521 1.26 – 3.38 21.6
4.49 1,328 1.27 – 3.98 18.1
3.08 (c) 3,387 0.96 (e) – 4.64 (e) 28.9 (e)
13.10 2,553 0.96 – 4.65 22.3
0.21 1,987 0.96 – 4.59 16.5
(10.24) 2,726 0.95 – 3.82 15.4
7.51 4,126 0.95 – 3.72 21.6
4.82 3,526 0.96 – 4.29 18.1
3.19 (c) 870,428 0.70 (e) – 4.96 (e) 28.9 (e)
13.31 959,105 0.71 – 4.92 22.3
0.59 941,791 0.70 – 4.85 16.5
(9.97) 1,228,160 0.70 – 4.11 15.4
7.64 1,706,467 0.70 (h) – 3.97 21.6
5.17 (i) 1,518,101 0.71 (h) – 4.52 18.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2025.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of October 2024, November 2024,
December 2024 and January 2025 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
October 2024
Fund Net Income Realized Gain Capital Sources
Origin Emerging Markets Fund 9.96% 0.00% 90.04%
November 2024
Fund Net Income Realized Gain Capital Sources
Opportunistic Municipal Fund 75.85% 0.00% 24.15%
December 2024
Fund Net Income Realized Gain Capital Sources
International Equity Index Fund 67.49% 0.00% 32.51%
International Small Company Fund 46.81 0.00 53.19
Opportunistic Municipal Fund 83.16 0.00 16.84
January 2025
Fund Net Income Realized Gain Capital Sources
Opportunistic Municipal Fund 77.01% 0.00% 22.99%

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
February 28, 2025

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
February 28, 2025

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
February,28 2025

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief Compliance
Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2025

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Management Agreement between
Principal Global Investors, LLC (the “Manager”) and Crabel Capital Management, LLC (“Crabel” or a “Sub-Advisor”) and Record Currency
Management, Ltd. (“Record” or a “Sub-Advisor”) with respect to the Global Multi-Strategy Fund; and (2) the annual review and renewal of the
Management Agreement and various sub-advisory agreements for all Funds.
Approval of Management Agreement for PFI Global Multi-Strategy Fund
On September 10, 2024, the Board met to consider for the PFI Global Multi-Strategy Fund (the “Fund”):
The approval of a sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Crabel with respect to a new global macro strategy sleeve of the Fund; and
The approval of a sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Record Currency Management, Ltd.
(“Record” or a “Sub-Advisor”) with respect to a new currency trading sleeve of the Fund.
Based upon their review, the Board concluded that it was in the best interests of the Fund to approve each Sub-Advisory Agreement and, accordingly, recommended to the Board the approval of each Sub-Advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’ analysis, but rather the Board considered a variety of factors.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services to be provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-Advisor, the investment approach of each Sub-Advisor, the experience and skills of each Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended each Sub-Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by each Sub-Advisor to the Fund under the applicable Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance
The Board reviewed the historical one, three- and five-year performance returns, gross of proposed fees, as of June 30, 2024 of each Sub-
Advisor in a composite managed in the investment strategy for the investment sleeve of the Fund that the Sub-Advisor is proposed to manage, as compared to historical performance returns of a relevant benchmark index for the sleeve (one- and three-year returns only) and a relevant
Morningstar category. The Board concluded, based upon the information provided, that each Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Board considered the proposed sub-advisory fee under each Sub-Advisory Agreement, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under each Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule under each Sub-Advisory Agreement includes one or more breakpoints.
The Board noted that the Sub-Advisors advised that they have not offered their respective strategies at a lower fee and that the Manager found the proposed sub-advisory fee schedules to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-
advisory fee schedule under each Sub-Advisory Agreement was reasonable.
Other Benefits
The Board also considered the character and amount of other indirect benefits to be received by each Sub-Advisor. The Board noted that neither
Crabel nor Record has any soft dollar arrangements in place with trading counterparties or service providers and that the Manager identified no other indirect benefits to be received by the Sub-Advisors.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Sub-Advisory Agreement are fair and reasonable and that approval of each Sub-Advisory Agreement is in the best interests of the Fund. Accordingly, the Board recommended to the Board of Board the approval of each Sub-Advisory Agreement.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2025

Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 10, 2024 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Board who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC (the
“Manager”) and PFI, on behalf of each of the twelve (12) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited (a sub-sub-advisory agreement);
ClearBridge Investments (North America) Pty Limited; CoreCommodity Management, LLC; Delaware Investments Fund Advisers; Gotham
Asset Management, LLC; Graham Capital Management, L.P.; Impax Asset Management Limited; Loomis, Sayles & Company, L.P.; Los Angeles
Capital Management LLC; Newton Investment Management North America LLC; Nuveen Asset Management, LLC; Pictet Asset Management
SA; and Principal Real Estate Investors, LLC, Spectrum Asset Management, Inc., Wellington Management Company LLP, and Westchester
Capital Corporation, LLC (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds.
The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the
Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain
Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The
Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the
Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2024 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2024, and compared those returns to various agreed-upon performance measures, including, for all Funds other than PFI Diversified Real Asset Fund, peer-
group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”).

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2025

For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2024, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2024, if available.
The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2024, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds which pay unitary management fees, the Board received information comparing each Fund’s
(1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for
Institutional Class shares for each PFI Fund, except for PFI Capital Securities Fund, as described below to investment advisory fee rates, non-
management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”).
For PFI Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-
advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2023. The Board considered that certain PFI Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps.
With regard to each of PFI Bond Market Index Fund, PFI Global Multi-Strategy Fund, and PFI International Equity Index Fund, the Board
accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels (for each of the other Funds listed in this paragraph) and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2025

December 31, 2023. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Principal Real Estate Investors LLC, and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2023. The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain Funds’
effective management fee rates described above and the reductions of certain Funds’ effective sub-advisory fee rates described below. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2024 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The
Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the
Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund.
The Board noted management's explanation of efficiencies in the Manager's cost structure. The Board concluded that the fee schedule for each
Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
Other Benefits to Manager
The Board also considered the character and amount of other indirect benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e)-eligible products and services. The Board concluded that, on the basis of the information provided, the indirect benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-
advised Funds under the Sub-Advisory Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the
Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Broadridge classification. The Board considered that PFI Capital Securities Fund’s
Sub-Advisor does not receive a sub-advisory fee and therefore did not consider comparative sub-advisory fee information.
With regard to PFI Global Multi-Strategy Fund, the Board accepted management’s proposal to amend the Fund’s Sub-Advisory Agreements with each of Gotham Asset Management, Inc. (“Gotham”), Loomis, Sayles & Company, L.P. (“Loomis”), Los Angeles Capital Management LLC
(“L.A. Capital”) and Wellington Management Company, LLP (“Wellington”) to amend each sub-advisory fee schedule. The Board noted that

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2025

the amended sub-advisory fee schedule for Loomis, L.A. Capital and Wellington would reduce the effective sub-advisory fee rate payable to the applicable Sub-Advisor at all asset levels, and that the amended sub-advisory fee schedule for Gotham would reduce the effective sub-advisory fee rate payable to Gotham at current asset levels and would increase the effective sub-advisory fee rate payable to Gotham at certain greater asset levels. The Board considered each amended sub-advisory fee schedule and the pro forma ranking of each reduced effective sub-advisory fee rate in concluding that each Sub-Advisory Agreement, as amended, should be renewed for the Fund.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-
Advisor. The Board considered the profitability of the affiliated Sub-Advisors, taking into account the changes in the sub-advisory fee schedules noted above, as applicable, in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees.
The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Services, Inc. | FV941SAR-04 | 02/2025 | 4344897

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	4/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	4/9/2025

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	4/9/2025